UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-07852

Victory Portfolios III
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas 78256
 (Address of principal executive offices)                                        (Zip code)

Mark Amorosi K&L Gates LLP 1601 K Street, NW Washington, DC 20006-1600
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

Victory California Bond Fund

Fund Shares

Ticker: USCBX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$25	0.50%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$402,123
Number of Holdings	164
Portfolio Turnover	7%

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Special Tax	3.7%
Higher Education	4.5%
Nursing Homes	5.1%
General Obligation	5.5%
Airport	8.7%
Transportation	9.1%
Education	10.8%
General	11.1%
School District	13.0%
Medical	16.2%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCBX — SAR (8/25)

Victory California Bond Fund

Institutional Shares

Ticker: UCBIX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$24	0.48%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$402,123
Number of Holdings	164
Portfolio Turnover	7%

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Special Tax	3.7%
Higher Education	4.5%
Nursing Homes	5.1%
General Obligation	5.5%
Airport	8.7%
Transportation	9.1%
Education	10.8%
General	11.1%
School District	13.0%
Medical	16.2%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCBIX — SAR (8/25)

Victory California Bond Fund

Class A

Ticker: UXABX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory California Bond Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$37	0.75%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$402,123
Number of Holdings	164
Portfolio Turnover	7%

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Special Tax	3.7%
Higher Education	4.5%
Nursing Homes	5.1%
General Obligation	5.5%
Airport	8.7%
Transportation	9.1%
Education	10.8%
General	11.1%
School District	13.0%
Medical	16.2%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UXABX — SAR (8/25)

Victory Cornerstone Aggressive Fund

Fund Shares

Ticker: UCAGX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Cornerstone Aggressive Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$52	0.98%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$419,458
Number of Holdings	393
Portfolio Turnover	49%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

iShares Core S&P 500 ETF	6.9%
VictoryShares Core Intermediate Bond ETF	6.2%
Vanguard FTSE Developed Markets ETF	5.2%
VictoryShares Free Cash Flow Growth ETF	5.0%
Schwab Fundamental International Equity ETF	5.0%
VictoryShares Core Plus Intermediate Bond ETF	3.0%
NVIDIA Corp.	2.7%
Microsoft Corp.	2.5%
Vanguard FTSE Emerging Markets ETF	2.5%
Schwab Fundamental Emerging Markets Equity ETF	2.3%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
Exchange-Traded Funds	44.7%
Common Stocks	33.8%
Affiliated Fixed-Income Exchange-Traded Funds	11.3%
Affiliated Equity Exchange-Traded Funds	9.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCAGX — SAR (8/25)

Victory Cornerstone Conservative Fund

Fund Shares

Ticker: USCCX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Cornerstone Conservative Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$5	0.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$221,635
Number of Holdings	28
Portfolio Turnover	3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Victory Core Plus Intermediate Bond Fund, Institutional Shares	23.5%
VictoryShares Short-Term Bond ETF	14.0%
Victory Government Securities Fund, Institutional Shares	11.6%
VictoryShares Core Intermediate Bond ETF	9.4%
Victory Income Fund, Institutional Shares	7.9%
Victory Market Neutral Income Fund, Class I	4.7%
Victory 500 Index Fund, Reward Shares	4.6%
Victory High Income Fund, Institutional Shares	4.6%
Victory International Fund, Institutional Shares	3.4%
VictoryShares International Value Momentum ETF	2.6%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
Affiliated Fixed-Income Mutual Funds	47.8%
Affiliated Equity Mutual Funds	15.7%
Affiliated Fixed-Income Exchange-Traded Funds	23.3%
Affiliated Equity Exchange-Traded Funds	13.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCCX — SAR (8/25)

Victory Cornerstone Equity Fund

Fund Shares

Ticker: UCEQX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Cornerstone Equity Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$4	0.08%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$284,117
Number of Holdings	19
Portfolio Turnover	10%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Victory 500 Index Fund, Reward Shares	19.5%
Victory International Fund, Institutional Shares	15.3%
VictoryShares International Value Momentum ETF	9.7%
VictoryShares WestEnd U.S. Sector ETF	8.7%
Victory Nasdaq-100 Index Fund, Class R6	8.3%
VictoryShares Free Cash Flow ETF	6.8%
VictoryShares Free Cash Flow Growth ETF	6.8%
VictoryShares Emerging Markets Value Momentum ETF	6.2%
VictoryShares US Value Momentum ETF	4.6%
Victory Income Stock Fund, Institutional Shares	4.2%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
Affiliated Equity Mutual Funds	51.3%
Affiliated Equity Exchange-Traded Funds	48.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCEQX — SAR (8/25)

Victory Cornerstone Moderate Fund

Fund Shares

Ticker: USBSX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Cornerstone Moderate Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$42	0.81%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$1,168,628
Number of Holdings	171
Portfolio Turnover	47%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

VictoryShares Core Intermediate Bond ETF	18.3%
VictoryShares Core Plus Intermediate Bond ETF	9.1%
iShares Core S&P 500 ETF	5.0%
VictoryShares Free Cash Flow Growth ETF	3.3%
VictoryShares WestEnd Economic Cycle Bond ETF	2.9%
Schwab Fundamental International Equity ETF	2.5%
Vanguard FTSE Developed Markets ETF	2.3%
iShares MSCI Japan ETF	2.2%
iShares Core U.S. Aggregate Bond ETF	2.1%
Vanguard FTSE Europe ETF	2.0%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
Exchange-Traded Funds	41.3%
Affiliated Fixed-Income Exchange-Traded Funds	32.7%
Affiliated Equity Exchange-Traded Funds	6.7%
Common Stocks	19.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USBSX — SAR (8/25)

Victory Cornerstone Moderately Aggressive Fund

Fund Shares

Ticker: USCRX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Cornerstone Moderately Aggressive Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$43	0.82%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$2,812,887
Number of Holdings	408
Portfolio Turnover	48%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

VictoryShares Core Intermediate Bond ETF	14.1%
VictoryShares Core Plus Intermediate Bond ETF	6.9%
iShares Core S&P 500 ETF	5.1%
Vanguard FTSE Developed Markets ETF	3.6%
VictoryShares Free Cash Flow Growth ETF	3.6%
Schwab Fundamental International Equity ETF	2.9%
VictoryShares WestEnd Economic Cycle Bond ETF	2.4%
iShares MSCI Japan ETF	2.4%
Vanguard FTSE Europe ETF	2.2%
NVIDIA Corp.	2.1%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
Exchange-Traded Funds	40.9%
Affiliated Fixed-Income Exchange-Traded Funds	25.2%
Affiliated Equity Exchange-Traded Funds	7.6%
Common Stocks	25.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USCRX — SAR (8/25)

Victory Cornerstone Moderately Conservative Fund

Fund Shares

Ticker: UCMCX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Cornerstone Moderately Conservative Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$47	0.90%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$182,704
Number of Holdings	119
Portfolio Turnover	45%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

VictoryShares Core Intermediate Bond ETF	20.8%
VictoryShares Core Plus Intermediate Bond ETF	11.7%
iShares Core S&P 500 ETF	5.7%
VictoryShares WestEnd Economic Cycle Bond ETF	3.7%
iShares Core U.S. Aggregate Bond ETF	3.2%
VictoryShares Free Cash Flow Growth ETF	3.1%
VictoryShares Short-Term Bond ETF	2.3%
iShares MSCI Japan ETF	2.3%
Vanguard FTSE Europe ETF	2.1%
iShares 7-10 Year Treasury Bond ETF	2.1%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
Exchange-Traded Funds	43.5%
Affiliated Fixed-Income Exchange-Traded Funds	38.5%
Affiliated Equity Exchange-Traded Funds	3.7%
Common Stocks	13.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UCMCX — SAR (8/25)

Victory Emerging Markets Fund

Fund Shares

Ticker: USEMX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Emerging Markets Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$82	1.50%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$578,252
Number of Holdings	252
Portfolio Turnover	67%

Top SectorsFootnote Reference* (% of Net Assets)

(as of August 31, 2025)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
Utilities	2.3%
Energy	3.9%
Health Care	4.0%
Consumer Staples	4.2%
Materials	5.6%
Industrials	6.3%
Communication Services	9.4%
Consumer Discretionary	12.4%
Financials	22.1%
Information Technology	25.3%
Value	Value
China	24.8%
Taiwan	21.3%
India	13.4%
South Korea	12.3%
Brazil	5.9%
Mexico	4.5%
OtherFootnote Reference**	16.1%
Footnote	Description
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Footnote**	Includes countries comprising less than 3.0% of portfolio.
Footnote^	Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USEMX — SAR (8/25)

Victory Emerging Markets Fund

Institutional Shares

Ticker: UIEMX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Emerging Markets Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$72	1.31%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$578,252
Number of Holdings	252
Portfolio Turnover	67%

Top SectorsFootnote Reference* (% of Net Assets)

(as of August 31, 2025)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
Utilities	2.3%
Energy	3.9%
Health Care	4.0%
Consumer Staples	4.2%
Materials	5.6%
Industrials	6.3%
Communication Services	9.4%
Consumer Discretionary	12.4%
Financials	22.1%
Information Technology	25.3%
Value	Value
China	24.8%
Taiwan	21.3%
India	13.4%
South Korea	12.3%
Brazil	5.9%
Mexico	4.5%
OtherFootnote Reference**	16.1%
Footnote	Description
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Footnote**	Includes countries comprising less than 3.0% of portfolio.
Footnote^	Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIEMX — SAR (8/25)

Victory Global Equity Income Fund

Fund Shares

Ticker: UGEIX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Global Equity Income Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$54	1.01%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$67,916
Number of Holdings	124
Portfolio Turnover	15%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Value	Value
Communication Services	2.7%
Consumer Discretionary	3.3%
Utilities	5.6%
Energy	7.4%
Materials	10.0%
Health Care	10.5%
Consumer Staples	10.8%
Industrials	13.1%
Information Technology	13.2%
Financials	22.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Apple, Inc.	2.2%
Cisco Systems, Inc.	1.9%
Heidelberg Materials AG	1.7%
Banco Bilbao Vizcaya Argentaria SA	1.7%
AbbVie, Inc.	1.6%
Fujikura Ltd.	1.5%
Cie de Saint-Gobain SA	1.5%
Novartis AG, Registered Shares	1.4%
Allianz SE, Registered Shares	1.4%
QUALCOMM, Inc.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGEIX — SAR (8/25)

Victory Government Securities Fund

Fund Shares

Ticker: USGNX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$25	0.49%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$1,136,724
Number of Holdings	434
Portfolio Turnover	9%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
U.S. Government Agency Mortgages	48.9%
U.S. Treasury Obligations	30.8%
Collateralized Mortgage Obligations	16.1%
OtherFootnote Reference**	3.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USGNX — SAR (8/25)

Victory Government Securities Fund

Institutional Shares

Ticker: UIGSX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$20	0.40%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$1,136,724
Number of Holdings	434
Portfolio Turnover	9%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
U.S. Government Agency Mortgages	48.9%
U.S. Treasury Obligations	30.8%
Collateralized Mortgage Obligations	16.1%
OtherFootnote Reference**	3.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIGSX — SAR (8/25)

Victory Government Securities Fund

Class R6

Ticker: URGSX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Government Securities Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$19	0.37%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$1,136,724
Number of Holdings	434
Portfolio Turnover	9%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
U.S. Government Agency Mortgages	48.9%
U.S. Treasury Obligations	30.8%
Collateralized Mortgage Obligations	16.1%
OtherFootnote Reference**	3.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URGSX — SAR (8/25)

Victory Growth and Tax Strategy Fund

Fund Shares

Ticker: USBLX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$26	0.50%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$856,932
Number of Holdings	686
Portfolio Turnover	5%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Value	Value
Nursing Homes	4.3%
Education	4.7%
Consumer Discretionary	4.9%
Communication Services	5.1%
Single Family Housing	5.4%
Higher Education	6.2%
General	6.8%
Financials	7.6%
Medical	10.3%
Information Technology	15.9%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of August 31, 2025)

NVIDIA Corp.	3.7%
Microsoft Corp.	3.4%
Apple, Inc.	3.2%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc. Class A	1.6%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of August 31, 2025)

University of California Revenue, Series AL-2, 1.45%, 5/15/48	1.2%
Regents of the University of California Medical Center Pooled Revenue, Series O-1, 1.90%, 5/15/45	0.8%
Capital Area Housing Finance Corp. Revenue, Series 2025-DBE8159, 2.50%, 3/1/41	0.6%
Development Authority of Appling County Revenue, Series GA, 2.30%, 9/1/41	0.6%
The Development Authority of Burke County Revenue, Series GA, 2.25%, 11/1/52	0.6%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USBLX — SAR (8/25)

Victory Growth and Tax Strategy Fund

Institutional Shares

Ticker: UGTIX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$27	0.53%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$856,932
Number of Holdings	686
Portfolio Turnover	5%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Value	Value
Nursing Homes	4.3%
Education	4.7%
Consumer Discretionary	4.9%
Communication Services	5.1%
Single Family Housing	5.4%
Higher Education	6.2%
General	6.8%
Financials	7.6%
Medical	10.3%
Information Technology	15.9%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of August 31, 2025)

NVIDIA Corp.	3.7%
Microsoft Corp.	3.4%
Apple, Inc.	3.2%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc. Class A	1.6%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of August 31, 2025)

University of California Revenue, Series AL-2, 1.45%, 5/15/48	1.2%
Regents of the University of California Medical Center Pooled Revenue, Series O-1, 1.90%, 5/15/45	0.8%
Capital Area Housing Finance Corp. Revenue, Series 2025-DBE8159, 2.50%, 3/1/41	0.6%
Development Authority of Appling County Revenue, Series GA, 2.30%, 9/1/41	0.6%
The Development Authority of Burke County Revenue, Series GA, 2.25%, 11/1/52	0.6%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGTIX — SAR (8/25)

Victory Growth and Tax Strategy Fund

Class A

Ticker: UGTAX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$42	0.82%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$856,932
Number of Holdings	686
Portfolio Turnover	5%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Value	Value
Nursing Homes	4.3%
Education	4.7%
Consumer Discretionary	4.9%
Communication Services	5.1%
Single Family Housing	5.4%
Higher Education	6.2%
General	6.8%
Financials	7.6%
Medical	10.3%
Information Technology	15.9%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of August 31, 2025)

NVIDIA Corp.	3.7%
Microsoft Corp.	3.4%
Apple, Inc.	3.2%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc. Class A	1.6%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of August 31, 2025)

University of California Revenue, Series AL-2, 1.45%, 5/15/48	1.2%
Regents of the University of California Medical Center Pooled Revenue, Series O-1, 1.90%, 5/15/45	0.8%
Capital Area Housing Finance Corp. Revenue, Series 2025-DBE8159, 2.50%, 3/1/41	0.6%
Development Authority of Appling County Revenue, Series GA, 2.30%, 9/1/41	0.6%
The Development Authority of Burke County Revenue, Series GA, 2.25%, 11/1/52	0.6%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGTAX — SAR (8/25)

Victory Growth and Tax Strategy Fund

Class C

Ticker: UGTCX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Growth and Tax Strategy Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$80	1.57%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$856,932
Number of Holdings	686
Portfolio Turnover	5%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Value	Value
Nursing Homes	4.3%
Education	4.7%
Consumer Discretionary	4.9%
Communication Services	5.1%
Single Family Housing	5.4%
Higher Education	6.2%
General	6.8%
Financials	7.6%
Medical	10.3%
Information Technology	15.9%

Top 5 Blue Chip Stocks (% of Net Assets)

(as of August 31, 2025)

NVIDIA Corp.	3.7%
Microsoft Corp.	3.4%
Apple, Inc.	3.2%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc. Class A	1.6%

Top 5 Tax-Exempt Bonds (% of Net Assets)

(as of August 31, 2025)

University of California Revenue, Series AL-2, 1.45%, 5/15/48	1.2%
Regents of the University of California Medical Center Pooled Revenue, Series O-1, 1.90%, 5/15/45	0.8%
Capital Area Housing Finance Corp. Revenue, Series 2025-DBE8159, 2.50%, 3/1/41	0.6%
Development Authority of Appling County Revenue, Series GA, 2.30%, 9/1/41	0.6%
The Development Authority of Burke County Revenue, Series GA, 2.25%, 11/1/52	0.6%

* Does not include futures contracts, money market instruments,  short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UGTCX — SAR (8/25)

Victory International Fund

Fund Shares

Ticker: USIFX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$58	1.07%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$2,608,459
Number of Holdings	403
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)

(as of August 31, 2025)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
Real Estate	3.1%
Energy	4.4%
Communication Services	5.5%
Materials	5.9%
Consumer Staples	7.7%
Health Care	8.9%
Information Technology	8.9%
Consumer Discretionary	9.2%
Industrials	16.2%
Financials	25.5%
Value	Value
Japan	19.3%
United Kingdom	13.4%
France	8.5%
Switzerland	7.9%
Germany	7.7%
Netherlands	5.1%
Australia	4.6%
OtherFootnote Reference**	31.8%
Footnote	Description
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Footnote**	Includes countries comprising less than 3.0% of portfolio.
Footnote^	Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USIFX — SAR (8/25)

Victory International Fund

Institutional Shares

Ticker: UIIFX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$55	1.00%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$2,608,459
Number of Holdings	403
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)

(as of August 31, 2025)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
Real Estate	3.1%
Energy	4.4%
Communication Services	5.5%
Materials	5.9%
Consumer Staples	7.7%
Health Care	8.9%
Information Technology	8.9%
Consumer Discretionary	9.2%
Industrials	16.2%
Financials	25.5%
Value	Value
Japan	19.3%
United Kingdom	13.4%
France	8.5%
Switzerland	7.9%
Germany	7.7%
Netherlands	5.1%
Australia	4.6%
OtherFootnote Reference**	31.8%
Footnote	Description
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Footnote**	Includes countries comprising less than 3.0% of portfolio.
Footnote^	Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIIFX — SAR (8/25)

Victory International Fund

Class R6

Ticker: URITX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory International Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$47	0.86%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$2,608,459
Number of Holdings	403
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)

(as of August 31, 2025)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
Real Estate	3.1%
Energy	4.4%
Communication Services	5.5%
Materials	5.9%
Consumer Staples	7.7%
Health Care	8.9%
Information Technology	8.9%
Consumer Discretionary	9.2%
Industrials	16.2%
Financials	25.5%
Value	Value
Japan	19.3%
United Kingdom	13.4%
France	8.5%
Switzerland	7.9%
Germany	7.7%
Netherlands	5.1%
Australia	4.6%
OtherFootnote Reference**	31.8%
Footnote	Description
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Footnote**	Includes countries comprising less than 3.0% of portfolio.
Footnote^	Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

URITX — SAR (8/25)

Victory New York Bond Fund

Fund Shares

Ticker: USNYX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory New York Bond Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$31	0.63%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$102,810
Number of Holdings	100
Portfolio Turnover	5%

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Airport	3.7%
Housing	4.0%
Multifamily Housing	5.2%
General Obligation	6.0%
Nursing Homes	6.5%
Transportation	10.7%
General	11.4%
Education	12.3%
Medical	15.0%
Higher Education	15.3%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USNYX — SAR (8/25)

Victory New York Bond Fund

Institutional Shares

Ticker: UNYIX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory New York Bond Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$28	0.56%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$102,810
Number of Holdings	100
Portfolio Turnover	5%

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Airport	3.7%
Housing	4.0%
Multifamily Housing	5.2%
General Obligation	6.0%
Nursing Homes	6.5%
Transportation	10.7%
General	11.4%
Education	12.3%
Medical	15.0%
Higher Education	15.3%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UNYIX — SAR (8/25)

Victory Precious Metals and Minerals Fund

Fund Shares

Ticker: USAGX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$70	1.08%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$874,923
Number of Holdings	43
Portfolio Turnover	15%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Agnico Eagle Mines Ltd.	12.8%
Gold Fields Ltd., ADR	8.2%
Kinross Gold Corp.	7.1%
Newmont Corp.	7.0%
Anglogold Ashanti PLC (Johannesburg Stock Exchange)	5.5%
Royal Gold, Inc.	5.1%
Barrick Mining Corp.	4.9%
Zijin Mining Group Co. Ltd., Class H	4.4%
Dundee Precious Metals, Inc.	4.0%
Wheaton Precious Metals Corp.	3.9%

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
Canada	52.2%
United States	13.6%
South Africa	11.4%
Australia	10.7%
United Kingdom	7.2%
China	4.4%
OtherFootnote Reference**	0.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAGX — SAR (8/25)

Victory Precious Metals and Minerals Fund

Institutional Shares

Ticker: UIPMX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$66	1.02%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$874,923
Number of Holdings	43
Portfolio Turnover	15%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Agnico Eagle Mines Ltd.	12.8%
Gold Fields Ltd., ADR	8.2%
Kinross Gold Corp.	7.1%
Newmont Corp.	7.0%
Anglogold Ashanti PLC (Johannesburg Stock Exchange)	5.5%
Royal Gold, Inc.	5.1%
Barrick Mining Corp.	4.9%
Zijin Mining Group Co. Ltd., Class H	4.4%
Dundee Precious Metals, Inc.	4.0%
Wheaton Precious Metals Corp.	3.9%

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
Canada	52.2%
United States	13.6%
South Africa	11.4%
Australia	10.7%
United Kingdom	7.2%
China	4.4%
OtherFootnote Reference**	0.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIPMX — SAR (8/25)

Victory Precious Metals and Minerals Fund

Class A

Ticker: UPMMX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Precious Metals and Minerals Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$88	1.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$874,923
Number of Holdings	43
Portfolio Turnover	15%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Agnico Eagle Mines Ltd.	12.8%
Gold Fields Ltd., ADR	8.2%
Kinross Gold Corp.	7.1%
Newmont Corp.	7.0%
Anglogold Ashanti PLC (Johannesburg Stock Exchange)	5.5%
Royal Gold, Inc.	5.1%
Barrick Mining Corp.	4.9%
Zijin Mining Group Co. Ltd., Class H	4.4%
Dundee Precious Metals, Inc.	4.0%
Wheaton Precious Metals Corp.	3.9%

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
Canada	52.2%
United States	13.6%
South Africa	11.4%
Australia	10.7%
United Kingdom	7.2%
China	4.4%
OtherFootnote Reference**	0.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Includes countries comprising less than 3.0% of portfolio.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UPMMX — SAR (8/25)

Victory Sustainable World Fund

Fund Shares

Ticker: USAWX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Sustainable World Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$54	1.02%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$1,474,583
Number of Holdings	339
Portfolio Turnover	37%

Top SectorsFootnote Reference* (% of Net Assets)

(as of August 31, 2025)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
Utilities	3.0%
Materials	3.2%
Energy	3.4%
Consumer Staples	5.7%
Communication Services	8.2%
Consumer Discretionary	10.1%
Health Care	10.5%
Industrials	10.7%
Financials	19.7%
Information Technology	22.4%
Value	Value
United States	60.5%
Japan	6.6%
Switzerland	3.6%
United Kingdom	3.6%
OtherFootnote Reference**	24.1%
Footnote	Description
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Footnote**	Includes countries comprising less than 3.0% of portfolio.
Footnote^	Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USAWX — SAR (8/25)

Victory Sustainable World Fund

Institutional Shares

Ticker: UIWGX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Sustainable World Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$53	1.00%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$1,474,583
Number of Holdings	339
Portfolio Turnover	37%

Top SectorsFootnote Reference* (% of Net Assets)

(as of August 31, 2025)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
Utilities	3.0%
Materials	3.2%
Energy	3.4%
Consumer Staples	5.7%
Communication Services	8.2%
Consumer Discretionary	10.1%
Health Care	10.5%
Industrials	10.7%
Financials	19.7%
Information Technology	22.4%
Value	Value
United States	60.5%
Japan	6.6%
Switzerland	3.6%
United Kingdom	3.6%
OtherFootnote Reference**	24.1%
Footnote	Description
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Footnote**	Includes countries comprising less than 3.0% of portfolio.
Footnote^	Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UIWGX — SAR (8/25)

Victory Sustainable World Fund

Class A

Ticker: USWGX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Sustainable World Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$71	1.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$1,474,583
Number of Holdings	339
Portfolio Turnover	37%

Top SectorsFootnote Reference* (% of Net Assets)

(as of August 31, 2025)

Top CountriesFootnote Reference*Footnote Reference^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
Utilities	3.0%
Materials	3.2%
Energy	3.4%
Consumer Staples	5.7%
Communication Services	8.2%
Consumer Discretionary	10.1%
Health Care	10.5%
Industrials	10.7%
Financials	19.7%
Information Technology	22.4%
Value	Value
United States	60.5%
Japan	6.6%
Switzerland	3.6%
United Kingdom	3.6%
OtherFootnote Reference**	24.1%
Footnote	Description
Footnote*	Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Footnote**	Includes countries comprising less than 3.0% of portfolio.
Footnote^	Percentages are of the net assets of the Fund and may not equal 100%.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USWGX — SAR (8/25)

Victory Target Managed Allocation Fund

Fund Shares

Ticker: UTMAX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Target Managed Allocation Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$33	0.65%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$383,417
Number of Holdings	308
Portfolio Turnover	91%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

Value	Value
Real Estate	1.8%
Utilities	2.1%
Energy	3.3%
Consumer Staples	4.9%
Communication Services	6.5%
Health Care	7.2%
Consumer Discretionary	9.8%
Industrials	10.8%
Financials	17.3%
Information Technology	23.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of August 31, 2025)

NVIDIA Corp.	4.6%
Microsoft Corp.	4.3%
VanEck Gold Miners ETF	4.1%
Apple, Inc.	4.1%
iShares Core MSCI Emerging Markets ETF	3.1%
Amazon.com, Inc.	2.3%
Meta Platforms, Inc., Class A	1.7%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class A	1.2%
Alphabet, Inc., Class C	1.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTMAX — SAR (8/25)

Victory Tax Exempt Intermediate-Term Fund

Fund Shares

Ticker: USATX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$24	0.48%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$2,849,177
Number of Holdings	1,107
Portfolio Turnover	7%

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
General Obligation	3.7%
Airport	3.8%
Single Family Housing	4.3%
School District	5.0%
Education	6.4%
Nursing Homes	6.6%
Higher Education	7.7%
Transportation	9.1%
General	17.3%
Medical	22.7%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USATX — SAR (8/25)

Victory Tax Exempt Intermediate-Term Fund

Institutional Shares

Ticker: UITIX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$22	0.44%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$2,849,177
Number of Holdings	1,107
Portfolio Turnover	7%

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
General Obligation	3.7%
Airport	3.8%
Single Family Housing	4.3%
School District	5.0%
Education	6.4%
Nursing Homes	6.6%
Higher Education	7.7%
Transportation	9.1%
General	17.3%
Medical	22.7%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UITIX — SAR (8/25)

Victory Tax Exempt Intermediate-Term Fund

Class A

Ticker: UTEIX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Tax Exempt Intermediate-Term Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$36	0.72%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$2,849,177
Number of Holdings	1,107
Portfolio Turnover	7%

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
General Obligation	3.7%
Airport	3.8%
Single Family Housing	4.3%
School District	5.0%
Education	6.4%
Nursing Homes	6.6%
Higher Education	7.7%
Transportation	9.1%
General	17.3%
Medical	22.7%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTEIX — SAR (8/25)

Victory Tax Exempt Long-Term Fund

Fund Shares

Ticker: USTEX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$21	0.43%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$1,562,368
Number of Holdings	561
Portfolio Turnover	3%

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Airport	2.4%
Water	2.6%
General Obligation	5.4%
Transportation	6.9%
Education	7.3%
School District	7.7%
Higher Education	9.4%
Nursing Homes	11.5%
General	16.1%
Medical	19.8%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USTEX — SAR (8/25)

Victory Tax Exempt Long-Term Fund

Institutional Shares

Ticker: ULTIX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$19	0.38%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$1,562,368
Number of Holdings	561
Portfolio Turnover	3%

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Airport	2.4%
Water	2.6%
General Obligation	5.4%
Transportation	6.9%
Education	7.3%
School District	7.7%
Higher Education	9.4%
Nursing Homes	11.5%
General	16.1%
Medical	19.8%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

ULTIX — SAR (8/25)

Victory Tax Exempt Long-Term Fund

Class A

Ticker: UTELX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Tax Exempt Long-Term Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$32	0.64%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$1,562,368
Number of Holdings	561
Portfolio Turnover	3%

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Airport	2.4%
Water	2.6%
General Obligation	5.4%
Transportation	6.9%
Education	7.3%
School District	7.7%
Higher Education	9.4%
Nursing Homes	11.5%
General	16.1%
Medical	19.8%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTELX — SAR (8/25)

Victory Tax Exempt Short-Term Fund

Fund Shares

Ticker: USSTX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$27	0.54%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$648,814
Number of Holdings	365
Portfolio Turnover	20%

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Multifamily Housing	3.2%
Transportation	3.8%
Education	4.0%
Water	4.1%
Nursing Homes	6.7%
General Obligation	9.3%
Development	9.6%
Pollution	9.9%
Medical	13.4%
General	22.4%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USSTX — SAR (8/25)

Victory Tax Exempt Short-Term Fund

Institutional Shares

Ticker: USTIX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$26	0.51%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$648,814
Number of Holdings	365
Portfolio Turnover	20%

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Multifamily Housing	3.2%
Transportation	3.8%
Education	4.0%
Water	4.1%
Nursing Homes	6.7%
General Obligation	9.3%
Development	9.6%
Pollution	9.9%
Medical	13.4%
General	22.4%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USTIX — SAR (8/25)

Victory Tax Exempt Short-Term Fund

Class A

Ticker: UTESX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Tax Exempt Short-Term Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$39	0.76%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$648,814
Number of Holdings	365
Portfolio Turnover	20%

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Multifamily Housing	3.2%
Transportation	3.8%
Education	4.0%
Water	4.1%
Nursing Homes	6.7%
General Obligation	9.3%
Development	9.6%
Pollution	9.9%
Medical	13.4%
General	22.4%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UTESX — SAR (8/25)

Victory Tax Exempt Money Market Fund

Fund Shares

Ticker: USEXX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Tax Exempt Money Market Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$28	0.56%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$419,227
Number of Holdings	46
7 Day Net Yield	2.29%

Top Industries (% of Net Assets)

(as of August 31, 2025)

Value	Value
General	0.4%
Nursing Homes	1.8%
Higher Education	2.7%
Education	3.6%
Transportation	4.5%
Multifamily Housing	7.5%
Power	8.6%
Pollution	9.3%
Medical	27.6%
Development	33.9%
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USEXX — SAR (8/25)

Victory Treasury Money Market Trust

Fund Shares

Ticker: UATXX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Treasury Money Market Trust (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$18	0.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$922,182
Number of Holdings	15
7 Day Net Yield	3.93%

Asset AllocationFootnote Reference^ (% of Net Assets)

(as of August 31, 2025)

Value	Value
U.S. Treasury Obligations	70.0%
Repurchase Agreements	29.6%
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UATXX — SAR (8/25)

Victory Virginia Bond Fund

Fund Shares

Ticker: USVAX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Fund Shares	$27	0.54%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$456,185
Number of Holdings	170
Portfolio Turnover	5%

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Water	2.6%
Facilities	3.2%
Airport	3.7%
Development	4.9%
Multifamily Housing	7.0%
Transportation	9.2%
Higher Education	9.8%
Nursing Homes	15.0%
General	16.6%
Medical	19.0%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

USVAX — SAR (8/25)

Victory Virginia Bond Fund

Institutional Shares

Ticker: UVAIX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Institutional Shares	$25	0.51%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$456,185
Number of Holdings	170
Portfolio Turnover	5%

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Water	2.6%
Facilities	3.2%
Airport	3.7%
Development	4.9%
Multifamily Housing	7.0%
Transportation	9.2%
Higher Education	9.8%
Nursing Homes	15.0%
General	16.6%
Medical	19.0%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UVAIX — SAR (8/25)

Victory Virginia Bond Fund

Class A

Ticker: UVABX

Semi-Annual Shareholder Report — August 31, 2025

The semi-annual shareholder report contains important information about Victory Virginia Bond Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$39	0.78%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of August 31, 2025)

Net Assets	$456,185
Number of Holdings	170
Portfolio Turnover	5%

Top Industries* (% of Net Assets)

(as of August 31, 2025)

Value	Value
Water	2.6%
Facilities	3.2%
Airport	3.7%
Development	4.9%
Multifamily Housing	7.0%
Transportation	9.2%
Higher Education	9.8%
Nursing Homes	15.0%
General	16.6%
Medical	19.0%
*	Does not include futures contracts, money market instruments, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

UVABX — SAR (8/25)

(b)  Not applicable.

Item 2. Code of Ethics.

         Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

August 31, 2025
Semi-Annual: Full Financials
Victory Cornerstone Aggressive Fund
Victory Cornerstone Conservative Fund
Victory Cornerstone Equity Fund
Victory Cornerstone Moderate Fund
Victory Cornerstone Moderately Aggressive Fund
Victory Cornerstone Moderately Conservative Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6) 2
Victory Cornerstone Aggressive Fund
2
Victory Cornerstone Conservative Fund
10
Victory Cornerstone Equity Fund
11
Victory Cornerstone Moderate Fund
12
Victory Cornerstone Moderately Aggressive Fund
16
Victory Cornerstone Moderately Conservative Fund
24
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
27
Statements of Operations
29
Statements of Changes in Net Assets
31
Financial Highlights
33
Notes to Financial Statements (Form N-CSR Item 7) 39

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Cornerstone Aggressive Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (33.8%)
Communication Services (3.7%):
Alphabet, Inc. , Class A ................................................... 25,462 $ 5,421
Alphabet, Inc. , Class C ................................................... 16,286 3,478
Cable One, Inc. ........................................................ 191 31
Cargurus, Inc. (a) ....................................................... 2,901 100
Comcast Corp. , Class A .................................................. 19,716 670
Electronic Arts, Inc. ..................................................... 3,328 572
Gray Media, Inc. ....................................................... 11,543 71
IDT Corp. , Class B ...................................................... 836 54
Meta Platforms, Inc. , Class A .............................................. 1,158 855
Netflix, Inc. (a) ......................................................... 1,378 1,665
Nexxen International Ltd. (a) (b) ............................................. 6,148 62
Playtika Holding Corp. ................................................... 6,747 25
T-Mobile US, Inc. ...................................................... 2,462 620
Verizon Communications, Inc. .............................................. 39,535 1,749
Yelp, Inc. (a) ........................................................... 2,639 83
Ziff Davis, Inc. (a) ....................................................... 2,095 80
15,536
Consumer Discretionary (2.6%):
Academy Sports & Outdoors, Inc. ........................................... 584 31
Amazon.com, Inc. (a) .................................................... 7,096 1,625
American Eagle Outfitters, Inc. ............................................. 5,197 67
Booking Holdings, Inc. ................................................... 192 1,075
Brinker International, Inc. (a) ............................................... 516 80
Build-A-Bear Workshop, Inc. , Class A ........................................ 1,308 80
Cricut, Inc. , Class A ..................................................... 7,144 41
Deckers Outdoor Corp. (a) ................................................. 3,615 432
DoorDash, Inc. , Class A (a) ................................................ 2,195 538
Expedia Group, Inc. ..................................................... 3,752 806
Frontdoor, Inc. (a) ....................................................... 1,459 89
Garrett Motion, Inc. ..................................................... 3,664 48
General Motors Co. ..................................................... 25,678 1,504
G-III Apparel Group Ltd. (a) ............................................... 2,121 57
Hamilton Beach Brands Holding Co. , Class A ................................... 1,188 18
Installed Building Products, Inc. (b) .......................................... 311 81
KB Home ............................................................ 1,286 82
Kontoor Brands, Inc. .................................................... 1,006 78
Latham Group, Inc. (a) ................................................... 5,749 46
Lowe's Cos., Inc. ....................................................... 2,511 648
Lululemon Athletica, Inc. (a) ............................................... 1,663 336
Monarch Casino & Resort, Inc. ............................................. 755 79
NVR, Inc. (a) .......................................................... 8 65
Phinia, Inc. ........................................................... 2,021 118
PulteGroup, Inc. ........................................................ 4,092 540
Ralph Lauren Corp. ..................................................... 2,185 649
Signet Jewelers Ltd. ..................................................... 1,502 132
Tapestry, Inc. .......................................................... 5,596 570
Taylor Morrison Home Corp. (a) ............................................ 1,973 133
The Buckle, Inc. ........................................................ 2,150 122
Toll Brothers, Inc. ...................................................... 4,879 678
Tri Pointe Homes, Inc. (a) ................................................. 2,543 90
Winmark Corp. ........................................................ 52 24
Winnebago Industries, Inc. ................................................ 1,419 51
11,013
Consumer Staples (1.8%):
Altria Group, Inc. ....................................................... 3,990 268
Cal-Maine Foods, Inc. ................................................... 1,257 145
Coca-Cola Consolidated, Inc. .............................................. 2,760 324
Costco Wholesale Corp. .................................................. 1,283 1,210
Dole PLC ............................................................ 6,205 91
Edgewell Personal Care Co. ............................................... 1,664 40

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Ingredion, Inc. ......................................................... 1,658 $ 215
Interparfums, Inc. ....................................................... 483 56
Kimberly-Clark Corp. .................................................... 4,828 624
Medifast, Inc. (a) ....................................................... 2,319 33
Philip Morris International, Inc. ............................................. 7,637 1,276
Sprouts Farmers Market, Inc. (a) ............................................ 375 53
Sysco Corp. ........................................................... 6,574 529
The Andersons, Inc. ..................................................... 1,365 56
The Kroger Co. ........................................................ 10,220 693
U.S. Foods Holding Corp. (a) ............................................... 6,162 478
Walmart, Inc. .......................................................... 14,832 1,438
7,529
Energy (1.0%):
Cactus, Inc. , Class A ..................................................... 1,400 59
Chevron Corp. ......................................................... 2,715 436
Core Natural Resources, Inc. ............................................... 777 58
Coterra Energy, Inc. ..................................................... 13,209 323
Magnolia Oil & Gas Corp. , Class A .......................................... 2,841 71
Marathon Petroleum Corp. ................................................ 3,892 699
Matador Resources Co. ................................................... 839 42
Murphy Oil Corp. ...................................................... 5,265 131
Ovintiv, Inc. .......................................................... 16,360 689
Ranger Energy Services, Inc. ............................................... 6,694 96
Scorpio Tankers, Inc. .................................................... 1,099 55
SM Energy Co. ........................................................ 3,884 111
TechnipFMC PLC ...................................................... 15,418 567
Teekay Corp. Ltd. ...................................................... 9,834 81
Teekay Tankers Ltd. , Class A ............................................... 1,454 71
Valero Energy Corp. ..................................................... 3,752 570
4,059
Financials (4.1%):
Acadian Asset Management, Inc. ............................................ 2,255 115
Amalgamated Financial Corp. .............................................. 3,588 104
American Express Co. ................................................... 2,543 842
Ameriprise Financial, Inc. ................................................. 2,651 1,365
Apollo Commercial Real Estate Finance, Inc. ................................... 2,433 26
Artisan Partners Asset Management, Inc. , Class A ................................ 2,643 124
Atlanticus Holdings Corp. (a) ............................................... 1,060 71
Axis Capital Holdings Ltd. ................................................ 2,486 245
BancFirst Corp. ........................................................ 690 92
Bank7 Corp. .......................................................... 496 25
Bread Financial Holdings, Inc. ............................................. 1,875 124
Capital One Financial Corp. ............................................... 3,922 891
Cathay General Bancorp .................................................. 1,899 95
Cincinnati Financial Corp. ................................................ 1,892 291
Coastal Financial Corp. (a) ................................................ 1,060 121
Cohen & Steers, Inc. .................................................... 1,159 86
Dime Community Bancshares, Inc. .......................................... 3,176 98
Donnelley Financial Solutions, Inc. (a) ........................................ 644 37
Enova International, Inc. (a) ................................................ 1,132 137
Essent Group Ltd. ...................................................... 1,762 110
Everest Group Ltd. ...................................................... 1,687 577
Fidelity National Financial, Inc. ............................................ 10,719 642
First Bancorp Puerto Rico ................................................. 6,192 138
First Financial Bancorp ................................................... 2,148 57
Franklin BSP Realty Trust, Inc. ............................................. 2,790 32
Hamilton Insurance Group Ltd. , Class B (a) .................................... 3,587 85
Hancock Whitney Corp. .................................................. 1,376 87
Interactive Brokers Group, Inc. ............................................. 13,651 850
International Bancshares Corp. ............................................. 1,852 132
Jackson Financial, Inc. , Class A ............................................. 1,539 152
JPMorgan Chase & Co. .................................................. 7,597 2,290

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Ladder Capital Corp. .................................................... 3,106 $ 36
Live Oak Bancshares, Inc. ................................................ 1,727 67
MFA Financial, Inc. ..................................................... 2,300 23
Northeast Community Bancorp, Inc. ......................................... 1,736 39
OFG Bancorp ......................................................... 2,763 124
Old Second Bancorp, Inc. ................................................. 5,139 95
PayPal Holdings, Inc. (a) .................................................. 10,508 737
PJT Partners, Inc. , Class A ................................................ 722 129
QCR Holdings, Inc. ..................................................... 1,002 78
Skyward Specialty Insurance Group, Inc. (a) .................................... 1,949 94
Synchrony Financial ..................................................... 905 69
The Allstate Corp. ...................................................... 5,193 1,056
The Bancorp, Inc. (a) ..................................................... 1,305 99
The Bank of New York Mellon Corp. ......................................... 4,348 459
The Bank of NT Butterfield & Son Ltd. ....................................... 2,080 94
The Goldman Sachs Group, Inc. ............................................ 2,152 1,604
The Hartford Insurance Group, Inc. .......................................... 4,825 638
The PNC Financial Services Group, Inc. ...................................... 1,319 274
The Progressive Corp. ................................................... 3,594 888
Universal Insurance Holdings, Inc. .......................................... 2,938 72
Visa, Inc. , Class A ...................................................... 1,127 396
W.R. Berkley Corp. ..................................................... 712 51
World Acceptance Corp. (a) ................................................ 552 95
17,258
Health Care (3.9%):
Abbott Laboratories ..................................................... 9,351 1,240
AbbVie, Inc. .......................................................... 8,488 1,786
ACADIA Pharmaceuticals, Inc. (a) ........................................... 709 18
AdaptHealth Corp. (a) .................................................... 3,124 30
ADMA Biologics, Inc. (a) ................................................. 1,329 23
Agios Pharmaceuticals, Inc. (a) ............................................. 447 17
Akebia Therapeutics, Inc. (a) ............................................... 9,752 31
Akero Therapeutics, Inc. (a) ................................................ 458 21
Alkermes PLC (a) ....................................................... 1,032 30
Amicus Therapeutics, Inc. (a) ............................................... 2,526 19
Apogee Therapeutics, Inc. (a) ............................................... 352 13
Arcellx, Inc. (a) ........................................................ 338 23
Arcutis Biotherapeutics, Inc. (a) ............................................. 2,043 32
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 981 22
aTyr Pharma, Inc. (a) ..................................................... 6,879 37
Avanos Medical, Inc. (a) .................................................. 2,689 32
Avidity Biosciences, Inc. (a) ............................................... 763 36
Beam Therapeutics, Inc. (a) (b) .............................................. 715 12
BioCryst Pharmaceuticals, Inc. (a) ........................................... 1,272 11
Bridgebio Pharma, Inc. (a) ................................................. 1,210 63
Bristol-Myers Squibb Co. ................................................. 8,361 394
Cardinal Health, Inc. .................................................... 7,990 1,189
Catalyst Pharmaceuticals, Inc. (a) ............................................ 850 17
Celldex Therapeutics, Inc. (a) ............................................... 741 16
Centene Corp. (a) ....................................................... 9,593 279
Cidara Therapeutics, Inc. (a) ............................................... 250 16
Corcept Therapeutics, Inc. (a) .............................................. 717 50
CorVel Corp. (a) ........................................................ 915 81
Crinetics Pharmaceuticals, Inc. (a) ........................................... 794 25
Exelixis, Inc. (a) ........................................................ 9,405 352
Gilead Sciences, Inc. .................................................... 11,125 1,257
GRAIL, Inc. (a) (b) ...................................................... 926 30
Halozyme Therapeutics, Inc. (a) ............................................. 392 29
Innoviva, Inc. (a) ....................................................... 5,547 113
Insmed, Inc. (a) ......................................................... 269 37
Integra LifeSciences Holdings Corp. (a) ....................................... 1,669 25
Intellia Therapeutics, Inc. (a) (b) ............................................. 1,144 13
iRadimed Corp. ........................................................ 866 63

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Johnson & Johnson ..................................................... 7,248 $ 1,284
Krystal Biotech, Inc. (a) ................................................... 173 26
Kymera Therapeutics, Inc. (a) .............................................. 514 21
Lantheus Holdings, Inc. (a) ................................................ 506 28
Madrigal Pharmaceuticals, Inc. (a) ........................................... 115 50
McKesson Corp. ....................................................... 1,980 1,360
Merck & Co., Inc. ...................................................... 21,394 1,800
Mirum Pharmaceuticals, Inc. (a) ............................................. 298 22
Niagen Bioscience, Inc. (a) ................................................ 10,959 108
Novavax, Inc. (a) ....................................................... 955 7
Option Care Health, Inc. (a) ................................................ 1,615 46
Pacira BioSciences, Inc. (a) ................................................ 2,395 64
Pediatrix Medical Group, Inc. (a) ............................................ 4,925 85
Pfizer, Inc. ............................................................ 42,579 1,054
Progyny, Inc. (a) ........................................................ 3,360 79
Protagonist Therapeutics, Inc. (a) ............................................ 362 21
PTC Therapeutics, Inc. (a) ................................................. 439 22
Rhythm Pharmaceuticals, Inc. (a) ............................................ 499 51
Royalty Pharma PLC , Class A .............................................. 16,088 579
Scholar Rock Holding Corp. (a) ............................................. 1,589 52
Select Medical Holdings Corp. ............................................. 5,681 74
SIGA Technologies, Inc. .................................................. 10,528 88
Soleno Therapeutics, Inc. (a) ............................................... 156 11
Tenet Healthcare Corp. (a) ................................................. 3,212 592
TG Therapeutics, Inc. (a) .................................................. 1,458 43
Travere Therapeutics, Inc. (a) ............................................... 1,345 23
Twist Bioscience Corp. (a) ................................................. 510 14
United Therapeutics Corp. (a) .............................................. 1,096 334
UnitedHealth Group, Inc. ................................................. 2,066 640
Universal Health Services, Inc. , Class B ....................................... 1,360 247
Vera Therapeutics, Inc. (a) ................................................. 414 9
Veracyte, Inc. (a) ........................................................ 572 17
Vericel Corp. (a) ........................................................ 435 16
16,349
Industrials (3.8%):
ACCO Brands Corp. .................................................... 20,858 84
Acuity, Inc. ........................................................... 1,893 618
Allison Transmission Holdings, Inc. ......................................... 5,472 478
Apogee Enterprises, Inc. .................................................. 1,467 65
Applied Industrial Technologies, Inc. ......................................... 391 103
Argan, Inc. ........................................................... 583 133
ASGN, Inc. (a) ......................................................... 931 50
Atkore, Inc. ........................................................... 619 36
Automatic Data Processing, Inc. ............................................ 4,972 1,512
Boise Cascade Co. ...................................................... 1,065 93
Cintas Corp. .......................................................... 1,830 384
Columbus McKinnon Corp. ............................................... 2,997 45
Comfort Systems USA, Inc. ............................................... 1,529 1,075
Cummins, Inc. ......................................................... 3,770 1,502
Delta Air Lines, Inc. ..................................................... 15,964 986
Deluxe Corp. .......................................................... 4,157 82
DNOW, Inc. (a) ........................................................ 6,279 100
EMCOR Group, Inc. .................................................... 1,979 1,227
Exponent, Inc. ......................................................... 972 69
GE Vernova, Inc. ....................................................... 2,284 1,400
Genco Shipping & Trading Ltd. ............................................. 4,547 77
General Electric Co. ..................................................... 1,348 371
Griffon Corp. .......................................................... 1,142 87
Huron Consulting Group, Inc. (a) ............................................ 502 69
Kforce, Inc. ........................................................... 1,279 42
Korn Ferry ........................................................... 828 61
Legalzoom.com, Inc. (a) .................................................. 7,234 80
Leidos Holdings, Inc. .................................................... 4,761 861

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Liquidity Services, Inc. (a) ................................................. 2,874 $ 76
Lockheed Martin Corp. ................................................... 1,286 586
Masterbrand, Inc. (a) ..................................................... 6,444 82
Matson, Inc. .......................................................... 824 86
Mueller Industries, Inc. ................................................... 835 80
Owens Corning ........................................................ 3,595 540
Power Solutions International, Inc. (a) ........................................ 974 81
Resideo Technologies, Inc. (a) .............................................. 1,741 59
Sterling Infrastructure, Inc. (a) .............................................. 599 167
Sun Country Airlines Holdings, Inc. (a) ........................................ 7,652 101
Terex Corp. ........................................................... 1,716 86
TriNet Group, Inc. ...................................................... 674 49
Uber Technologies, Inc. (a) ................................................ 9,056 849
United Airlines Holdings, Inc. (a) ............................................ 10,676 1,121
Wabash National Corp. ................................................... 3,324 37
15,690
Information Technology (11.0%):
A10 Networks, Inc. ..................................................... 5,421 96
Adeia, Inc. ............................................................ 5,511 83
Adobe, Inc. (a) ......................................................... 2,058 734
Amphenol Corp. , Class A ................................................. 5,448 593
Apple, Inc. ........................................................... 23,461 5,446
Arista Networks, Inc. (a) .................................................. 6,246 853
Belden, Inc. ........................................................... 542 71
Benchmark Electronics, Inc. ............................................... 2,690 109
Box, Inc. , Class A (a) .................................................... 3,191 104
Cisco Systems, Inc. ..................................................... 28,071 1,939
Clear Secure, Inc. , Class A ................................................ 2,932 106
Cognizant Technology Solutions Corp. , Class A ................................. 11,067 800
Commvault Systems, Inc. (a) ............................................... 747 139
Consensus Cloud Solutions, Inc. (a) .......................................... 2,401 64
Diodes, Inc. (a) ......................................................... 1,112 61
Docusign, Inc. (a) ....................................................... 7,219 553
Dropbox, Inc. , Class A (a) ................................................. 18,875 548
Extreme Networks, Inc. (a) ................................................ 5,765 123
F5, Inc. (a) ............................................................ 2,385 747
Flex Ltd. (a) ........................................................... 10,315 553
Fortinet, Inc. (a) ........................................................ 9,282 731
Gen Digital, Inc. ....................................................... 20,527 620
GoDaddy, Inc. , Class A (a) ................................................. 6,187 918
Hewlett Packard Enterprise Co. ............................................. 24,046 543
Insight Enterprises, Inc. (a) ................................................ 735 96
International Business Machines Corp. ........................................ 4,678 1,139
KLA Corp. ........................................................... 323 282
Knowles Corp. (a) ....................................................... 3,935 84
Kulicke & Soffa Industries, Inc. ............................................. 1,298 49
Microsoft Corp. ........................................................ 20,369 10,321
Motorola Solutions, Inc. .................................................. 1,093 516
NetApp, Inc. .......................................................... 5,584 630
NetScout Systems, Inc. (a) ................................................. 3,104 77
NVIDIA Corp. ......................................................... 66,057 11,506
Palantir Technologies, Inc. , Class A (a) ........................................ 9,599 1,504
Photronics, Inc. (a) ...................................................... 2,695 61
QUALCOMM, Inc. ..................................................... 7,789 1,252
Qualys, Inc. (a) ......................................................... 685 93
Salesforce, Inc. ........................................................ 1,774 455
Sanmina Corp. (a) ....................................................... 915 107
ScanSource, Inc. (a) ..................................................... 1,835 80
Verint Systems, Inc. (a) ................................................... 3,208 65
VeriSign, Inc. .......................................................... 2,765 756
Vishay Intertechnology, Inc. ............................................... 2,848 44

Victory Portfolios III
Victory Cornerstone Aggressive Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Zoom Communications, Inc. (a) ............................................. 7,586 $ 618
46,269
Materials (0.9%):
AdvanSix, Inc. ......................................................... 2,342 50
Cabot Corp. ........................................................... 897 73
CF Industries Holdings, Inc. ............................................... 6,008 520
Commercial Metals Co. .................................................. 958 55
CRH PLC ............................................................ 6,914 781
Hawkins, Inc. ......................................................... 722 121
Newmont Corp. ........................................................ 11,999 893
O-I Glass, Inc. (a) ....................................................... 4,693 61
Olympic Steel, Inc. ...................................................... 1,676 57
Reliance, Inc. .......................................................... 1,610 476
Steel Dynamics, Inc. ..................................................... 4,925 645
SunCoke Energy, Inc. .................................................... 8,838 68
Sylvamo Corp. ......................................................... 1,213 56
3,856
Real Estate (0.2%):
Acadia Realty Trust ..................................................... 1,247 25
American Healthcare REIT, Inc. ............................................ 2,093 90
Anywhere Real Estate, Inc. (a) .............................................. 3,907 24
Apple Hospitality REIT, Inc. ............................................... 2,331 30
Broadstone Net Lease, Inc. ................................................ 2,489 46
CareTrust REIT, Inc. .................................................... 1,145 39
Compass, Inc. , Class A (a) ................................................. 3,058 28
COPT Defense Properties ................................................. 1,135 33
Cushman & Wakefield PLC (a) ............................................. 2,170 34
Douglas Emmett, Inc. .................................................... 1,461 24
Essential Properties Realty Trust, Inc. ........................................ 1,112 35
Four Corners Property Trust, Inc. ............................................ 1,284 33
Innovative Industrial Properties, Inc. ......................................... 217 12
Kite Realty Group Trust .................................................. 1,548 35
National Health Investors, Inc. ............................................. 398 31
Newmark Group, Inc. , Class A ............................................. 1,960 36
Phillips Edison & Co., Inc. ................................................ 1,132 40
PotlatchDeltic Corp. ..................................................... 717 30
Ryman Hospitality Properties, Inc. ........................................... 387 38
Sabra Health Care REIT, Inc. .............................................. 1,579 30
SL Green Realty Corp. ................................................... 561 32
Sunstone Hotel Investors, Inc. .............................................. 1,898 18
Tanger, Inc. ........................................................... 777 27
Terreno Realty Corp. .................................................... 615 35
The Macerich Co. ...................................................... 1,777 33
Urban Edge Properties ................................................... 1,584 33
871
Utilities (0.8%):
Avista Corp. .......................................................... 2,157 79
Black Hills Corp. ....................................................... 2,085 125
DTE Energy Co. ....................................................... 4,572 625
Edison International ..................................................... 6,843 384
Evergy, Inc. ........................................................... 6,239 444
Genie Energy Ltd. , Class B ................................................ 4,171 64
MGE Energy, Inc. ...................................................... 559 48
NiSource, Inc. ......................................................... 12,282 519
NRG Energy, Inc. ....................................................... 3,861 562
OGE Energy Corp. ...................................................... 4,136 185
Spire, Inc. ............................................................ 855 65
Unitil Corp. ........................................................... 1,172 55
3,155
Total Common Stocks (Cost $109,145)
a
a
a
141,585

Victory Portfolios III
Victory Cornerstone Aggressive Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Exchange-Traded Funds (44.7%)
Invesco DB Commodity Index Tracking Fund (a) ................................ 45,600 $ 1,013
Invesco RAFI Developed Markets ex-US ETF .................................. 8,406 506
Invesco RAFI Emerging Markets ETF ........................................ 202,529 4,940
iShares 0-5 Year TIPS Bond ETF ............................................ 15,797 1,641
iShares 1-3 Year Treasury Bond ETF ......................................... 18,823 1,562
iShares 20+ Year Treasury Bond ETF ......................................... 17,964 1,556
iShares 7-10 Year Treasury Bond ETF ........................................ 25,252 2,428
iShares Core MSCI EAFE ETF ............................................. 74,183 6,343
iShares Core S&P 500 ETF ................................................ 44,460 28,824
iShares Core S&P Small-Cap ETF ........................................... 3,982 470
iShares Core U.S. Aggregate Bond ETF ....................................... 28,491 2,834
iShares J.P. Morgan USD Emerging Markets Bond ETF ........................... 17,504 1,647
iShares MSCI Canada ETF (b) .............................................. 91,988 4,488
iShares MSCI Europe Financials ETF ........................................ 150,996 5,048
iShares MSCI International Momentum Factor ETF .............................. 67,263 3,130
iShares MSCI International Quality Factor ETF ................................. 79,939 3,449
iShares MSCI Japan ETF (b) ............................................... 115,260 9,022
JPMorgan BetaBuilders Canada ETF ......................................... 52,813 4,490
Real Estate Select Sector SPDR Fund (b) ...................................... 61,453 2,600
Schwab Fundamental Emerging Markets Equity ETF (b) ........................... 276,770 9,532
Schwab Fundamental International Equity ETF ................................. 499,928 21,012
Schwab Fundamental International Small Equity ETF ............................. 35,056 1,540
SPDR Gold Shares (a) .................................................... 16,833 5,354
SPDR S&P Emerging Markets SmallCap ETF (b) ................................ 14,790 983
VanEck Gold Miners ETF ................................................. 11,096 701
Vanguard FTSE All-World ex-US ETF ........................................ 61,261 4,249
Vanguard FTSE Developed Markets ETF ...................................... 368,060 21,609
Vanguard FTSE Emerging Markets ETF ...................................... 199,498 10,280
Vanguard FTSE Europe ETF ............................................... 111,818 8,778
Vanguard Mortgage-Backed Securities ETF (b) .................................. 21,540 1,004
Vanguard Real Estate ETF ................................................ 9,925 915
Vanguard Total Bond Market ETF ........................................... 94,314 6,960
Vanguard Total Stock Market ETF ........................................... 22,172 7,055
Xtrackers USD High Yield Corporate Bond ETF ................................. 42,134 1,559
Total Exchange-Traded Funds (Cost $147,549)
a
a
a
187,522
Affiliated Exchange-Traded Funds (21.2%)
VictoryShares Core Intermediate Bond ETF .................................... 548,471 25,905
VictoryShares Core Plus Intermediate Bond ETF (b) .............................. 567,170 12,432
VictoryShares Emerging Markets Value Momentum ETF .......................... 93,130 5,096
VictoryShares Free Cash Flow Growth ETF (b) .................................. 770,818 21,031
VictoryShares International Free Cash Flow ETF ................................ 289,000 7,851
VictoryShares International Free Cash Flow Growth ETF .......................... 289,000 7,542
VictoryShares Short-Term Bond ETF ......................................... 103,145 5,256
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 155,000 3,910
Total Affiliated Exchange-Traded Funds (Cost $88,911)
a
a
a
89,023
Collateral for Securities Loaned (5.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .16% (c) ........ 5,901,657 5,901
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .22% (c) ............ 5,901,657 5,902
Invesco Government & Agency Portfolio, Institutional Shares , 4 .20% (c) ............... 5,901,657 5,902
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .19% (c) . 5,901,657 5,902
Total Collateral for Securities Loaned (Cost $23,607)
a
a
a
23,607
Total Investments (Cost $369,212) — 105.3% 441,737
Liabilities in excess of other assets —  (5.3)% (22,279)
NET ASSETS - 100.00% $ 419,458
At August 31, 2025, the Fund's investments in foreign securities were 29.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.

Victory Portfolios III
Victory Cornerstone Aggressive Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
(c) Rate disclosed is the daily yield on August 31, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Cornerstone Conservative Fund
10
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (36.3%)
VictoryShares Core Intermediate Bond ETF .................................... 438,782 $ 20,724
VictoryShares Emerging Markets Value Momentum ETF .......................... 55,618 3,044
VictoryShares Free Cash Flow ETF .......................................... 90,000 3,360
VictoryShares Free Cash Flow Growth ETF .................................... 90,000 2,456
VictoryShares Hedged Equity Income ETF ..................................... 70,000 1,886
VictoryShares International Value Momentum ETF ............................... 93,597 5,683
VictoryShares Pioneer Asset-Based Income ETF (a) ............................... 100,000 2,528
VictoryShares Short-Term Bond ETF (a) ....................................... 609,469 31,059
VictoryShares Small Cap Free Cash Flow ETF .................................. 44,000 1,277
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 18,550 1,657
VictoryShares US Value Momentum ETF (a) .................................... 25,995 2,291
VictoryShares WestEnd U.S. Sector ETF ...................................... 102,587 4,571
Total Affiliated Exchange-Traded Funds (Cost $74,930)
a
a
a
80,536
Affiliated Mutual Funds (63.5%)
Victory 500 Index Fund, Reward Shares ....................................... 126,983 10,265
Victory Core Plus Intermediate Bond Fund, Institutional Shares ...................... 5,633,292 52,164
Victory Emerging Markets Fund, Institutional Shares ............................. 207 5
Victory Government Securities Fund, Institutional Shares .......................... 2,882,694 25,800
Victory High Income Fund, Institutional Shares ................................. 1,462,044 10,176
Victory Income Fund, Institutional Shares ..................................... 1,509,512 17,586
Victory Income Stock Fund, Institutional Shares ................................. 91,010 1,727
Victory International Fund, Institutional Shares .................................. 234,786 7,488
Victory Market Neutral Income Fund, Class I ................................... 1,201,397 10,440
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 58,774 3,397
Victory Precious Metals and Minerals Fund, Institutional Shares (b) ................... 45,471 1,629
Victory Short-Term Bond Fund, Institutional Shares .............................. 901 8
Total Affiliated Mutual Funds (Cost $139,446)
a
a
a
140,685
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .16% (d) ........ 11,650 11
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .22% (d) ............ 11,650 12
Invesco Government & Agency Portfolio, Institutional Shares , 4 .20% (d) ............... 11,650 12
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .19% (d) . 11,650 12
Total Collateral for Securities Loaned (Cost $47)
a
a
a
47
Total Investments (Cost $214,423) — 99.8% 221,268
Other assets in excess of liabilities —  0.2% 367
NET ASSETS - 100.00% $ 221,635
At August 31, 2025, the foreign securities held by the underlying Funds were 12.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Amount represents less than 0.05% of net assets.
(d) Rate disclosed is the daily yield on August 31, 2025.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Cornerstone Equity Fund
11
(Unaudited)
See notes to financial statements.
l
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (48.3%)
VictoryShares Emerging Markets Value Momentum ETF .......................... 320,458 $ 17,536
VictoryShares Free Cash Flow ETF .......................................... 521,092 19,453
VictoryShares Free Cash Flow Growth ETF .................................... 707,968 19,316
VictoryShares International Value Momentum ETF ............................... 452,611 27,483
VictoryShares Small Cap Free Cash Flow ETF .................................. 186,062 5,401
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 114,594 10,235
VictoryShares US Value Momentum ETF (a) .................................... 149,156 13,148
VictoryShares WestEnd U.S. Sector ETF ...................................... 552,787 24,632
Total Affiliated Exchange-Traded Funds (Cost $105,001)
a
a
a
137,204
Affiliated Mutual Funds (51.3%)
Victory 500 Index Fund, Reward Shares ....................................... 684,393 55,326
Victory Emerging Markets Fund, Institutional Shares ............................. 272,156 6,589
Victory Income Stock Fund, Institutional Shares ................................. 633,481 12,023
Victory International Fund, Institutional Shares .................................. 1,364,225 43,505
Victory Nasdaq-100 Index Fund, Class R6 ..................................... 406,193 23,478
Victory Pioneer International Equity Fund, Class Y (b) ............................. 102,634 3,262
Victory Precious Metals and Minerals Fund, Institutional Shares (b) ................... 45,942 1,646
Total Affiliated Mutual Funds (Cost $89,140)
a
a
a
145,829
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .16% (c) ........ 56,250 57
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .22% (c) ............ 56,250 56
Invesco Government & Agency Portfolio, Institutional Shares , 4 .20% (c) ............... 56,250 56
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .19% (c) . 56,250 56
Total Collateral for Securities Loaned (Cost $225)
a
a
a
225
Total Investments (Cost $194,366) — 99.7% 283,258
Other assets in excess of liabilities —  0.3% 859
NET ASSETS - 100.00% $ 284,117
At August 31, 2025, the foreign securities held by the underlying Funds were 35.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rate disclosed is the daily yield on August 31, 2025.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Cornerstone Moderate Fund
12
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (19.1%)
Communication Services (2.2%):
Alphabet, Inc. , Class A ................................................... 44,593 $ 9,494
Alphabet, Inc. , Class C ................................................... 28,608 6,109
Comcast Corp. , Class A .................................................. 34,512 1,172
Electronic Arts, Inc. ..................................................... 5,825 1,002
Meta Platforms, Inc. , Class A .............................................. 2,029 1,499
Netflix, Inc. (a) ......................................................... 2,412 2,914
T-Mobile US, Inc. ...................................................... 4,310 1,086
Verizon Communications, Inc. .............................................. 69,204 3,061
26,337
Consumer Discretionary (1.4%):
Amazon.com, Inc. (a) .................................................... 12,420 2,844
Booking Holdings, Inc. ................................................... 337 1,887
Deckers Outdoor Corp. (a) ................................................. 6,329 757
DoorDash, Inc. , Class A (a) ................................................ 3,842 942
Expedia Group, Inc. ..................................................... 7,155 1,537
General Motors Co. ..................................................... 44,975 2,635
Lowe's Cos., Inc. ....................................................... 4,398 1,135
Lululemon Athletica, Inc. (a) ............................................... 2,912 589
NVR, Inc. (a) .......................................................... 14 114
PulteGroup, Inc. ........................................................ 7,168 946
Ralph Lauren Corp. ..................................................... 3,826 1,136
Tapestry, Inc. .......................................................... 9,802 998
Toll Brothers, Inc. ...................................................... 9,115 1,267
16,787
Consumer Staples (1.1%):
Altria Group, Inc. ....................................................... 6,984 469
Coca-Cola Consolidated, Inc. .............................................. 4,830 566
Costco Wholesale Corp. .................................................. 2,254 2,126
Ingredion, Inc. ......................................................... 2,900 376
Kimberly-Clark Corp. .................................................... 8,456 1,092
Philip Morris International, Inc. ............................................. 13,376 2,236
Sysco Corp. ........................................................... 11,521 927
The Kroger Co. ........................................................ 17,890 1,214
U.S. Foods Holding Corp. (a) ............................................... 10,785 837
Walmart, Inc. .......................................................... 26,003 2,522
12,365
Energy (0.5%):
Chevron Corp. ......................................................... 4,755 764
Coterra Energy, Inc. ..................................................... 23,121 565
Marathon Petroleum Corp. ................................................ 6,817 1,225
Ovintiv, Inc. .......................................................... 28,654 1,207
TechnipFMC PLC ...................................................... 27,005 993
Valero Energy Corp. ..................................................... 6,573 999
5,753
Financials (2.1%):
American Express Co. ................................................... 4,451 1,475
Ameriprise Financial, Inc. ................................................. 4,641 2,389
Axis Capital Holdings Ltd. ................................................ 4,351 429
Capital One Financial Corp. ............................................... 6,870 1,561
Cincinnati Financial Corp. ................................................ 3,308 508
Everest Group Ltd. ...................................................... 2,959 1,012
Fidelity National Financial, Inc. ............................................ 18,762 1,123
Interactive Brokers Group, Inc. ............................................. 23,910 1,488
JPMorgan Chase & Co. .................................................. 13,306 4,011
PayPal Holdings, Inc. (a) .................................................. 18,393 1,291
Synchrony Financial ..................................................... 1,585 121
The Allstate Corp. ...................................................... 9,095 1,850
The Bank of New York Mellon Corp. ......................................... 7,612 804
The Goldman Sachs Group, Inc. ............................................ 3,767 2,807

Victory Portfolios III
Victory Cornerstone Moderate Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
The Hartford Insurance Group, Inc. .......................................... 8,446 $ 1,118
The PNC Financial Services Group, Inc. ...................................... 2,307 479
The Progressive Corp. ................................................... 6,291 1,554
Visa, Inc. , Class A ...................................................... 1,975 695
W.R. Berkley Corp. ..................................................... 1,248 89
24,804
Health Care (2.2%):
Abbott Laboratories ..................................................... 16,369 2,172
AbbVie, Inc. .......................................................... 14,852 3,125
Bristol-Myers Squibb Co. ................................................. 14,635 690
Cardinal Health, Inc. .................................................... 13,986 2,081
Centene Corp. (a) ....................................................... 16,792 488
Exelixis, Inc. (a) ........................................................ 16,462 616
Gilead Sciences, Inc. .................................................... 19,466 2,199
Johnson & Johnson ..................................................... 12,672 2,245
McKesson Corp. ....................................................... 3,466 2,380
Merck & Co., Inc. ...................................................... 37,522 3,156
Pfizer, Inc. ............................................................ 74,529 1,845
Royalty Pharma PLC , Class A .............................................. 28,161 1,013
Tenet Healthcare Corp. (a) ................................................. 5,623 1,037
United Therapeutics Corp. (a) .............................................. 1,919 585
UnitedHealth Group, Inc. ................................................. 3,612 1,119
Universal Health Services, Inc. , Class B ....................................... 2,386 433
25,184
Industrials (2.0%):
Acuity, Inc. ........................................................... 3,356 1,096
Allison Transmission Holdings, Inc. ......................................... 9,567 835
Automatic Data Processing, Inc. ............................................ 8,704 2,646
Cintas Corp. .......................................................... 3,203 673
Comfort Systems USA, Inc. ............................................... 2,677 1,883
Cummins, Inc. ......................................................... 6,599 2,629
Delta Air Lines, Inc. ..................................................... 27,960 1,727
EMCOR Group, Inc. .................................................... 3,505 2,173
GE Vernova, Inc. ....................................................... 3,998 2,451
General Electric Co. ..................................................... 2,361 650
Leidos Holdings, Inc. .................................................... 8,334 1,508
Lockheed Martin Corp. ................................................... 2,251 1,026
Owens Corning ........................................................ 6,293 945
Uber Technologies, Inc. (a) ................................................ 15,852 1,486
United Airlines Holdings, Inc. (a) ............................................ 18,699 1,963
23,691
Information Technology (6.7%):
Adobe, Inc. (a) ......................................................... 3,603 1,285
Amphenol Corp. , Class A ................................................. 9,537 1,038
Apple, Inc. ........................................................... 41,076 9,535
Arista Networks, Inc. (a) .................................................. 10,984 1,500
Cisco Systems, Inc. ..................................................... 49,137 3,395
Cognizant Technology Solutions Corp. , Class A ................................. 19,373 1,400
Docusign, Inc. (a) ....................................................... 12,636 969
Dropbox, Inc. , Class A (a) ................................................. 33,093 962
F5, Inc. (a) ............................................................ 4,179 1,309
Flex Ltd. (a) ........................................................... 18,068 969
Fortinet, Inc. (a) ........................................................ 16,248 1,280
Gen Digital, Inc. ....................................................... 35,932 1,085
GoDaddy, Inc. , Class A (a) ................................................. 10,830 1,606
Hewlett Packard Enterprise Co. ............................................. 42,116 951
International Business Machines Corp. ........................................ 8,188 1,994
KLA Corp. ........................................................... 566 493
Microsoft Corp. ........................................................ 35,676 18,077
Motorola Solutions, Inc. .................................................. 1,914 904
NetApp, Inc. .......................................................... 9,774 1,102
NVIDIA Corp. ......................................................... 115,698 20,152

Victory Portfolios III
Victory Cornerstone Moderate Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Palantir Technologies, Inc. , Class A (a) ........................................ 16,803 $ 2,633
QUALCOMM, Inc. ..................................................... 13,635 2,191
Salesforce, Inc. ........................................................ 3,107 796
VeriSign, Inc. .......................................................... 4,840 1,323
Zoom Communications, Inc. (a) ............................................. 13,287 1,082
78,031
Materials (0.5%):
CF Industries Holdings, Inc. ............................................... 10,517 911
CRH PLC ............................................................ 12,102 1,367
Newmont Corp. ........................................................ 21,017 1,564
Reliance, Inc. .......................................................... 2,820 834
Steel Dynamics, Inc. ..................................................... 8,626 1,129
5,805
Utilities (0.4%):
DTE Energy Co. ....................................................... 8,004 1,094
Edison International ..................................................... 11,980 672
Evergy, Inc. ........................................................... 10,908 777
NiSource, Inc. ......................................................... 21,499 909
NRG Energy, Inc. ....................................................... 6,762 984
OGE Energy Corp. ...................................................... 7,225 323
4,759
Total Common Stocks (Cost $168,993)
a
a
a
223,516
Exchange-Traded Funds (41.3%)
Invesco DB Commodity Index Tracking Fund (a) (b) .............................. 114,500 2,543
Invesco RAFI Developed Markets ex-US ETF .................................. 177,931 10,705
Invesco RAFI Emerging Markets ETF (b) ...................................... 394,365 9,619
iShares 0-5 Year TIPS Bond ETF ............................................ 104,502 10,856
iShares 1-3 Year Treasury Bond ETF ......................................... 156,318 12,971
iShares 20+ Year Treasury Bond ETF ......................................... 206,806 17,909
iShares 7-10 Year Treasury Bond ETF ........................................ 202,123 19,434
iShares Core MSCI Emerging Markets ETF .................................... 98,418 6,111
iShares Core S&P 500 ETF ................................................ 89,579 58,076
iShares Core S&P Small-Cap ETF ........................................... 150,215 17,731
iShares Core U.S. Aggregate Bond ETF ....................................... 243,903 24,259
iShares J.P. Morgan USD Emerging Markets Bond ETF ........................... 120,824 11,372
iShares MSCI Canada ETF (b) .............................................. 256,116 12,496
iShares MSCI Europe Financials ETF ........................................ 326,757 10,923
iShares MSCI International Momentum Factor ETF (b) ............................ 132,075 6,147
iShares MSCI International Quality Factor ETF ................................. 151,219 6,524
iShares MSCI Japan ETF (b) ............................................... 323,487 25,323
JPMorgan BetaBuilders Canada ETF (b) ....................................... 123,338 10,485
Real Estate Select Sector SPDR Fund ........................................ 107,634 4,554
Schwab Fundamental Emerging Markets Equity ETF ............................. 475,785 16,386
Schwab Fundamental International Equity ETF (b) ............................... 684,425 28,766
Schwab Fundamental International Small Equity ETF ............................. 130,046 5,713
SPDR Gold Shares (a) .................................................... 67,661 21,521
SPDR S&P Emerging Markets SmallCap ETF (b) ................................ 34,497 2,292
VanEck Gold Miners ETF ................................................. 31,235 1,973
Vanguard FTSE All-World ex-US ETF ........................................ 125,790 8,725
Vanguard FTSE Developed Markets ETF ...................................... 464,868 27,292
Vanguard FTSE Emerging Markets ETF ...................................... 234,347 12,076
Vanguard FTSE Europe ETF ............................................... 293,013 23,001
Vanguard Mortgage-Backed Securities ETF (b) .................................. 280,927 13,097
Vanguard Real Estate ETF ................................................ 29,000 2,675
Vanguard S&P 500 ETF .................................................. 1 1
Vanguard Short-Term Corporate Bond ETF (b) .................................. 91,596 7,316
Vanguard Total Bond Market ETF ........................................... 180,541 13,324
Vanguard Total Stock Market ETF ........................................... 48,642 15,478
Xtrackers USD High Yield Corporate Bond ETF .................................. 127,113 4,704
Total Exchange-Traded Funds (Cost $409,280)
a
a
a
482,378

Victory Portfolios III
Victory Cornerstone Moderate Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Exchange-Traded Funds (39.4%)
VictoryShares Core Intermediate Bond ETF (b) .................................. 4,534,400 $ 214,163
VictoryShares Core Plus Intermediate Bond ETF ................................ 4,831,796 105,913
VictoryShares Emerging Markets Value Momentum ETF .......................... 161,904 8,860
VictoryShares Free Cash Flow Growth ETF .................................... 1,408,986 38,443
VictoryShares International Free Cash Flow ETF (b) .............................. 750,000 20,374
VictoryShares International Free Cash Flow Growth ETF .......................... 750,000 19,572
VictoryShares Short-Term Bond ETF ......................................... 402,475 20,510
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 1,325,000 33,420
Total Affiliated Exchange-Traded Funds (Cost $489,218)
a
a
a
461,255
Collateral for Securities Loaned (2.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .16% (c) ........ 6,591,088 6,591
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .22% (c) ............ 6,591,088 6,591
Invesco Government & Agency Portfolio, Institutional Shares , 4 .20% (c) ............... 6,591,088 6,591
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .19% (c) . 6,591,088 6,591
Total Collateral for Securities Loaned (Cost $26,364)
a
a
a
26,364
Total Investments (Cost $1,093,855) — 102.1% 1,193,513
Liabilities in excess of other assets —  (2.1)% (24,885)
NET ASSETS - 100.00% $ 1,168,628
At August 31, 2025, the Fund's investments in foreign securities were 20.3% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on August 31, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
16
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (25.9%)
Communication Services (2.9%):
Alphabet, Inc. , Class A ................................................... 132,355 $ 28,180
Alphabet, Inc. , Class C ................................................... 84,967 18,143
Cable One, Inc. ........................................................ 1,222 197
Cargurus, Inc. (a) ....................................................... 6,857 237
Comcast Corp. , Class A .................................................. 125,190 4,253
Electronic Arts, Inc. ..................................................... 17,281 2,972
Fox Corp. , Class A ...................................................... 3,623 216
Gray Media, Inc. ....................................................... 41,766 256
IDT Corp. , Class B ...................................................... 3,525 226
Meta Platforms, Inc. , Class A .............................................. 6,030 4,454
Netflix, Inc. (a) ......................................................... 7,157 8,647
T-Mobile US, Inc. ...................................................... 12,785 3,222
Verizon Communications, Inc. .............................................. 215,806 9,545
Yelp, Inc. (a) ........................................................... 7,595 240
Ziff Davis, Inc. (a) ....................................................... 6,346 243
81,031
Consumer Discretionary (2.0%):
Academy Sports & Outdoors, Inc. ........................................... 5,688 305
Amazon.com, Inc. (a) .................................................... 36,832 8,435
Best Buy Co., Inc. ...................................................... 3,792 279
Booking Holdings, Inc. ................................................... 923 5,168
Cricut, Inc. , Class A ..................................................... 34,500 197
D.R. Horton, Inc. ....................................................... 3,230 547
Deckers Outdoor Corp. (a) ................................................. 18,776 2,246
DoorDash, Inc. , Class A (a) ................................................ 11,398 2,795
eBay, Inc. ............................................................ 5,454 494
Expedia Group, Inc. ..................................................... 21,227 4,560
Ford Motor Co. ........................................................ 43,444 511
Frontdoor, Inc. (a) ....................................................... 3,544 215
General Motors Co. ..................................................... 133,643 7,830
G-III Apparel Group Ltd. (a) ............................................... 8,820 238
Hamilton Beach Brands Holding Co. , Class A ................................... 7,794 115
JAKKS Pacific, Inc. ..................................................... 9,762 173
KB Home ............................................................ 3,589 228
Kontoor Brands, Inc. .................................................... 3,022 233
Lowe's Cos., Inc. ....................................................... 13,069 3,373
Lululemon Athletica, Inc. (a) ............................................... 8,640 1,747
M/I Homes, Inc. (a) ...................................................... 1,498 221
Mohawk Industries, Inc. (a) ................................................ 1,065 141
Monarch Casino & Resort, Inc. ............................................. 1,839 192
Nathan's Famous, Inc. .................................................... 981 103
NVR, Inc. (a) .......................................................... 41 333
Perdoceo Education Corp. ................................................. 4,520 148
Phinia, Inc. ........................................................... 4,030 236
PulteGroup, Inc. ........................................................ 21,301 2,812
Ralph Lauren Corp. ..................................................... 11,350 3,370
Signet Jewelers Ltd. ..................................................... 5,533 487
Tapestry, Inc. .......................................................... 29,127 2,966
Taylor Morrison Home Corp. (a) ............................................ 6,675 450
The Buckle, Inc. ........................................................ 5,081 288
Toll Brothers, Inc. ...................................................... 27,040 3,759
Tri Pointe Homes, Inc. (a) ................................................. 9,298 328
Winmark Corp. ........................................................ 562 261
Winnebago Industries, Inc. ................................................ 5,293 190
55,974
Consumer Staples (1.4%):
Altria Group, Inc. ....................................................... 20,719 1,392
Cal-Maine Foods, Inc. ................................................... 3,814 441
Coca-Cola Consolidated, Inc. .............................................. 14,350 1,682
Conagra Brands, Inc. .................................................... 9,213 176

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Constellation Brands, Inc. , Class A .......................................... 403 $ 65
Costco Wholesale Corp. .................................................. 6,687 6,308
Dole PLC ............................................................ 14,562 214
Edgewell Personal Care Co. ............................................... 6,876 165
Ingredion, Inc. ......................................................... 8,604 1,115
Interparfums, Inc. ....................................................... 1,385 159
Kimberly-Clark Corp. .................................................... 25,127 3,245
Philip Morris International, Inc. ............................................. 36,660 6,127
Reckitt Benckiser Group PLC , ADR ......................................... 9,627 145
Sprouts Farmers Market, Inc. (a) ............................................ 1,201 169
Sysco Corp. ........................................................... 34,171 2,750
Target Corp. .......................................................... 6,646 638
The Andersons, Inc. ..................................................... 5,490 225
The Campbell's Company ................................................. 7,167 229
The Kraft Heinz Co. ..................................................... 7,138 200
The Kroger Co. ........................................................ 53,072 3,600
The Vita Coco Co., Inc. (a) ................................................ 6,439 230
U.S. Foods Holding Corp. (a) ............................................... 31,997 2,483
Walmart, Inc. .......................................................... 77,202 7,487
39,245
Energy (0.8%):
Cactus, Inc. , Class A ..................................................... 6,446 270
Chevron Corp. ......................................................... 14,132 2,270
ConocoPhillips Co. ..................................................... 7,414 734
Coterra Energy, Inc. ..................................................... 98,289 2,402
Evolution Petroleum Corp. ................................................ 33,896 175
Exxon Mobil Corp. ..................................................... 7,654 875
International Seaways, Inc. ................................................ 5,464 248
Marathon Petroleum Corp. ................................................ 20,257 3,640
Matador Resources Co. ................................................... 2,642 133
Murphy Oil Corp. ...................................................... 6,614 165
Northern Oil & Gas, Inc. .................................................. 11,305 296
Ovintiv, Inc. .......................................................... 85,147 3,586
Ranger Energy Services, Inc. ............................................... 13,749 196
REX American Resources Corp. (a) .......................................... 2,218 139
Riley Exploration Permian, Inc. ............................................. 12,585 368
RPC, Inc. ............................................................ 34,131 163
SM Energy Co. ........................................................ 8,306 237
TechnipFMC PLC ...................................................... 80,245 2,950
Teekay Corp. Ltd. ...................................................... 23,392 192
Teekay Tankers Ltd. , Class A ............................................... 4,884 240
Valero Energy Corp. ..................................................... 19,532 2,969
22,248
Financials (3.2%):
1st Source Corp. ....................................................... 5,620 362
Acadian Asset Management, Inc. ............................................ 5,330 272
Adamas Trust, Inc. ...................................................... 20,317 147
Ally Financial, Inc. ...................................................... 3,623 149
American Express Co. ................................................... 13,205 4,375
American International Group, Inc. .......................................... 7,257 590
Ameriprise Financial, Inc. ................................................. 13,769 7,088
Apollo Commercial Real Estate Finance, Inc. ................................... 13,621 144
Artisan Partners Asset Management, Inc. , Class A ................................ 5,799 271
Atlanticus Holdings Corp. (a) ............................................... 2,081 139
Axis Capital Holdings Ltd. ................................................ 12,910 1,273
Bank of America Corp. ................................................... 18,192 923
Blackstone Mortgage Trust, Inc. , Class A (b) .................................... 11,824 231
Bread Financial Holdings, Inc. ............................................. 6,430 426
Capital One Financial Corp. ............................................... 20,415 4,639
Cathay General Bancorp .................................................. 7,575 378
Chimera Investment Corp. ................................................ 11,500 163
Cincinnati Financial Corp. ................................................ 9,815 1,508

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
18
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Citizens Financial Group, Inc. .............................................. 5,881 $ 307
CNB Financial Corp. .................................................... 9,333 246
CNO Financial Group, Inc. ................................................ 3,152 124
Cohen & Steers, Inc. .................................................... 1,874 138
Comerica, Inc. ......................................................... 1,733 122
Corebridge Financial, Inc. ................................................. 7,391 257
CVB Financial Corp. .................................................... 10,660 215
Dime Community Bancshares, Inc. .......................................... 7,585 233
Enova International, Inc. (a) ................................................ 2,218 269
Essent Group Ltd. ...................................................... 3,547 223
Everest Group Ltd. ...................................................... 8,774 3,000
Fidelity National Financial, Inc. ............................................ 55,662 3,332
First Bancorp Puerto Rico ................................................. 21,237 472
First Financial Bancorp ................................................... 13,737 364
Hamilton Insurance Group Ltd. , Class B (a) .................................... 8,159 194
Hancock Whitney Corp. .................................................. 3,736 235
Hanmi Financial Corp. ................................................... 9,179 231
Hope Bancorp, Inc. ..................................................... 20,098 224
Interactive Brokers Group, Inc. ............................................. 71,049 4,422
International Bancshares Corp. ............................................. 6,249 447
Jackson Financial, Inc. , Class A ............................................. 4,435 438
JPMorgan Chase & Co. .................................................. 40,545 12,221
Ladder Capital Corp. .................................................... 14,508 169
Live Oak Bancshares, Inc. ................................................ 5,070 196
Morgan Stanley ........................................................ 5,301 798
Northeast Community Bancorp, Inc. ......................................... 12,352 279
Northern Trust Corp. .................................................... 5,106 670
OFG Bancorp ......................................................... 9,207 412
Old Second Bancorp, Inc. ................................................. 19,783 365
Pathward Financial, Inc. .................................................. 2,677 213
PayPal Holdings, Inc. (a) .................................................. 56,500 3,966
PJT Partners, Inc. , Class A ................................................ 1,392 249
PROG Holdings, Inc. .................................................... 3,226 114
Prudential Financial, Inc. ................................................. 3,902 428
QCR Holdings, Inc. ..................................................... 2,930 230
Raymond James Financial, Inc. ............................................. 1,700 288
Regional Management Corp. ............................................... 3,980 174
Selective Insurance Group, Inc. ............................................. 2,226 174
Simmons First National Corp. , Class A ....................................... 11,118 231
Skyward Specialty Insurance Group, Inc. (a) .................................... 5,711 276
State Street Corp. ....................................................... 6,835 786
Synchrony Financial ..................................................... 4,710 360
T. Rowe Price Group, Inc. ................................................. 2,460 265
The Allstate Corp. ...................................................... 16,968 3,452
The Bancorp, Inc. (a) ..................................................... 4,158 317
The Bank of New York Mellon Corp. ......................................... 22,580 2,384
The Bank of NT Butterfield & Son Ltd. ....................................... 9,840 444
The Goldman Sachs Group, Inc. ............................................ 11,177 8,330
The Hartford Insurance Group, Inc. .......................................... 25,056 3,315
The PNC Financial Services Group, Inc. ...................................... 6,842 1,419
The Progressive Corp. ................................................... 18,664 4,611
TPG RE Finance Trust, Inc. ............................................... 15,446 144
Truist Financial Corp. .................................................... 14,703 688
U.S. Bancorp .......................................................... 8,684 424
Unity Bancorp, Inc. ..................................................... 4,459 233
Universal Insurance Holdings, Inc. .......................................... 8,903 217
Visa, Inc. , Class A ...................................................... 5,866 2,064
W.R. Berkley Corp. ..................................................... 3,708 266
Wells Fargo & Co. ...................................................... 13,038 1,071
Westamerica Bancorp .................................................... 4,321 216
World Acceptance Corp. (a) ................................................ 1,546 265
91,295

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Health Care (2.9%):
Abbott Laboratories ..................................................... 48,559 $ 6,442
AbbVie, Inc. .......................................................... 44,053 9,269
AdaptHealth Corp. (a) .................................................... 22,421 213
Biogen, Inc. (a) ......................................................... 2,663 352
Bristol-Myers Squibb Co. ................................................. 50,202 2,369
Cardinal Health, Inc. .................................................... 41,490 6,173
Centene Corp. (a) ....................................................... 49,814 1,447
CorVel Corp. (a) ........................................................ 2,775 247
Exelixis, Inc. (a) ........................................................ 48,837 1,827
Gilead Sciences, Inc. .................................................... 57,754 6,524
Harmony Biosciences Holdings, Inc. (a) ....................................... 7,180 265
Innoviva, Inc. (a) ....................................................... 12,169 249
Integra LifeSciences Holdings Corp. (a) ....................................... 16,310 247
iRadimed Corp. ........................................................ 2,083 151
Johnson & Johnson ..................................................... 43,231 7,659
Lantheus Holdings, Inc. (a) ................................................ 2,877 158
McKesson Corp. ....................................................... 10,282 7,060
Medtronic PLC ........................................................ 6,114 567
Merck & Co., Inc. ...................................................... 111,313 9,364
Niagen Bioscience, Inc. (a) ................................................ 24,823 246
Pacira BioSciences, Inc. (a) ................................................ 4,423 118
Pediatrix Medical Group, Inc. (a) ............................................ 18,660 321
Pfizer, Inc. ............................................................ 221,100 5,474
Progyny, Inc. (a) ........................................................ 9,865 233
Royalty Pharma PLC , Class A .............................................. 83,543 3,006
Sanofi SA , ADR ........................................................ 8,264 409
Select Medical Holdings Corp. ............................................. 21,287 277
SIGA Technologies, Inc. .................................................. 23,660 199
Tenet Healthcare Corp. (a) ................................................. 16,683 3,075
United Therapeutics Corp. (a) .............................................. 5,704 1,738
UnitedHealth Group, Inc. ................................................. 10,718 3,321
Universal Health Services, Inc. , Class B ....................................... 7,082 1,286
Zimmer Biomet Holdings, Inc. ............................................. 5,488 582
80,868
Industrials (2.8%):
3M Co. .............................................................. 4,511 702
ACCO Brands Corp. .................................................... 36,408 146
Acuity, Inc. ........................................................... 9,956 3,250
AGCO Corp. .......................................................... 1,919 208
Allison Transmission Holdings, Inc. ......................................... 28,393 2,479
Apogee Enterprises, Inc. .................................................. 5,084 224
Argan, Inc. ........................................................... 1,295 296
Automatic Data Processing, Inc. ............................................ 25,821 7,851
BlueLinx Holdings, Inc. (a) ................................................ 2,956 244
Boise Cascade Co. ...................................................... 2,611 227
Builders FirstSource, Inc. (a) ............................................... 920 128
Caterpillar, Inc. ........................................................ 1,146 480
Cintas Corp. .......................................................... 9,503 1,996
Comfort Systems USA, Inc. ............................................... 7,943 5,587
Cummins, Inc. ......................................................... 19,578 7,801
Deere & Co. .......................................................... 649 311
Delta Air Lines, Inc. ..................................................... 85,959 5,311
Deluxe Corp. .......................................................... 11,371 224
Deutsche Post AG , ADR .................................................. 5,468 249
DNOW, Inc. (a) ........................................................ 25,989 416
EMCOR Group, Inc. .................................................... 10,399 6,447
Ennis, Inc. ............................................................ 9,224 168
ExlService Holdings, Inc. (a) ............................................... 2,394 105
FedEx Corp. .......................................................... 679 157
Fortune Brands Innovations, Inc. ............................................ 4,897 287
GE Vernova, Inc. ....................................................... 11,860 7,270
Genco Shipping & Trading Ltd. ............................................. 10,338 174

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
20
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
General Electric Co. ..................................................... 7,016 $ 1,931
Griffon Corp. .......................................................... 3,497 266
Hub Group, Inc. , Class A ................................................. 5,488 205
Huron Consulting Group, Inc. (a) ............................................ 1,335 183
Korn Ferry ........................................................... 3,078 228
Legalzoom.com, Inc. (a) .................................................. 24,233 268
Leidos Holdings, Inc. .................................................... 24,724 4,473
Liquidity Services, Inc. (a) ................................................. 8,217 218
Lockheed Martin Corp. ................................................... 6,678 3,043
Masterbrand, Inc. (a) ..................................................... 18,154 231
Matson, Inc. .......................................................... 2,855 297
MillerKnoll, Inc. ....................................................... 9,786 207
Mueller Industries, Inc. ................................................... 1,627 156
NEXTracker, Inc. , Class A (a) .............................................. 1,928 130
Oshkosh Corp. ......................................................... 1,142 159
Owens Corning ........................................................ 18,671 2,804
Resideo Technologies, Inc. (a) .............................................. 7,034 239
REV Group, Inc. ....................................................... 4,888 260
Sterling Infrastructure, Inc. (a) .............................................. 1,315 366
Sun Country Airlines Holdings, Inc. (a) ........................................ 20,341 269
Terex Corp. ........................................................... 5,794 289
TriNet Group, Inc. ...................................................... 2,159 156
Uber Technologies, Inc. (a) ................................................ 47,026 4,409
UFP Industries, Inc. ..................................................... 1,752 177
United Airlines Holdings, Inc. (a) ............................................ 55,566 5,834
United Parcel Service, Inc. , Class B .......................................... 8,003 700
80,236
Information Technology (8.5%):
A10 Networks, Inc. ..................................................... 15,293 271
Adeia, Inc. ............................................................ 14,887 224
Adobe, Inc. (a) ......................................................... 10,688 3,812
Amkor Technology, Inc. .................................................. 4,245 103
Amphenol Corp. , Class A ................................................. 28,292 3,080
Apple, Inc. ........................................................... 121,994 28,320
Arista Networks, Inc. (a) .................................................. 32,587 4,450
Bel Fuse, Inc. , Class B ................................................... 1,327 179
Box, Inc. , Class A (a) .................................................... 3,461 113
Cisco Systems, Inc. ..................................................... 157,102 10,854
Clear Secure, Inc. , Class A ................................................ 9,246 336
Climb Global Solutions, Inc. ............................................... 1,910 236
Cognizant Technology Solutions Corp. , Class A ................................. 57,470 4,152
Commvault Systems, Inc. (a) ............................................... 1,562 291
Consensus Cloud Solutions, Inc. (a) .......................................... 6,241 166
Diodes, Inc. (a) ......................................................... 4,937 269
Docusign, Inc. (a) ....................................................... 37,486 2,874
Dropbox, Inc. , Class A (a) ................................................. 98,252 2,855
Extreme Networks, Inc. (a) ................................................ 14,670 314
F5, Inc. (a) ............................................................ 12,408 3,885
Flex Ltd. (a) ........................................................... 53,689 2,879
Fortinet, Inc. (a) ........................................................ 48,200 3,797
Gen Digital, Inc. ....................................................... 106,592 3,219
GoDaddy, Inc. , Class A (a) ................................................. 32,129 4,765
Hewlett Packard Enterprise Co. ............................................. 125,150 2,825
HP, Inc. .............................................................. 10,700 305
Insight Enterprises, Inc. (a) ................................................ 1,712 223
International Business Machines Corp. ........................................ 26,665 6,493
KLA Corp. ........................................................... 1,679 1,464
Kulicke & Soffa Industries, Inc. ............................................. 3,954 148
Microsoft Corp. ........................................................ 106,013 53,716
Motorola Solutions, Inc. .................................................. 5,688 2,687
M-Tron Industries, Inc. (a) ................................................. 3,404 153
NetApp, Inc. .......................................................... 32,053 3,615
NetScout Systems, Inc. (a) ................................................. 7,260 181

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
21
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
NVIDIA Corp. ......................................................... 343,198 $ 59,778
Palantir Technologies, Inc. , Class A (a) ........................................ 49,846 7,811
PC Connection, Inc. ..................................................... 2,513 161
Photronics, Inc. (a) ...................................................... 7,783 176
QUALCOMM, Inc. ..................................................... 42,416 6,817
Qualys, Inc. (a) ......................................................... 1,843 250
Salesforce, Inc. ........................................................ 9,235 2,366
Sanmina Corp. (a) ....................................................... 1,776 209
ScanSource, Inc. (a) ..................................................... 4,576 200
The Hackett Group, Inc. .................................................. 5,557 116
VeriSign, Inc. .......................................................... 14,358 3,925
Vishay Intertechnology, Inc. ............................................... 17,162 265
Zoom Communications, Inc. (a) ............................................. 37,247 3,033
238,361
Materials (0.7%):
AdvanSix, Inc. ......................................................... 10,015 215
Cabot Corp. ........................................................... 2,073 169
CF Industries Holdings, Inc. ............................................... 31,198 2,703
Commercial Metals Co. .................................................. 2,040 118
CRH PLC ............................................................ 35,904 4,055
Greif, Inc. , Class A ...................................................... 3,244 212
Hawkins, Inc. ......................................................... 2,413 404
LyondellBasell Industries NV , Class A ........................................ 8,545 481
Newmont Corp. ........................................................ 62,452 4,646
Olympic Steel, Inc. ...................................................... 6,865 231
PPG Industries, Inc. ..................................................... 2,784 310
Reliance, Inc. .......................................................... 8,382 2,478
Steel Dynamics, Inc. ..................................................... 25,632 3,356
SunCoke Energy, Inc. .................................................... 24,126 186
Sylvamo Corp. ......................................................... 8,338 385
The Mosaic Co. ........................................................ 8,341 279
20,228
Real Estate (0.2%):
Alexander & Baldwin, Inc. ................................................ 8,905 172
American Healthcare REIT, Inc. ............................................ 6,521 279
Anywhere Real Estate, Inc. (a) .............................................. 25,799 158
Apartment Investment and Management Co. .................................... 17,567 137
Broadstone Net Lease, Inc. ................................................ 13,754 256
CareTrust REIT, Inc. .................................................... 9,554 329
CBL & Associates Properties, Inc. ........................................... 4,134 132
Compass, Inc. , Class A (a) ................................................. 13,955 127
Curbline Properties Corp. ................................................. 8,538 192
DiamondRock Hospitality Co. .............................................. 18,039 154
Diversified Healthcare Trust ............................................... 39,625 151
Elme Communities ...................................................... 10,245 175
Essential Properties Realty Trust, Inc. ........................................ 10,830 339
Farmland Partners, Inc. (b) ................................................. 12,429 137
Host Hotels & Resorts, Inc. ................................................ 21,781 375
NET Lease Office Properties ............................................... 4,022 119
Newmark Group, Inc. , Class A ............................................. 11,206 204
Paramount Group, Inc. (a) ................................................. 23,689 171
Peakstone Realty Trust ................................................... 11,110 141
PotlatchDeltic Corp. ..................................................... 5,281 222
Sabra Health Care REIT, Inc. .............................................. 14,716 281
Tanger, Inc. ........................................................... 4,011 137
Universal Health Realty Income Trust ........................................ 3,040 123
Whitestone REIT ....................................................... 11,212 148
Xenia Hotels & Resorts, Inc. ............................................... 11,902 168
4,827
Utilities (0.5%):
Black Hills Corp. ....................................................... 5,732 343
DTE Energy Co. ....................................................... 24,316 3,323

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
22
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Duke Energy Corp. ...................................................... 3,532 $ 433
Edison International ..................................................... 35,538 1,995
Evergy, Inc. ........................................................... 32,389 2,308
Eversource Energy ...................................................... 3,008 193
Genie Energy Ltd. , Class B ................................................ 1,843 28
MGE Energy, Inc. ...................................................... 2,027 172
NiSource, Inc. ......................................................... 63,779 2,696
NRG Energy, Inc. ....................................................... 18,716 2,724
OGE Energy Corp. ...................................................... 21,465 958
15,173
Total Common Stocks (Cost $558,402)
a
a
a
729,486
Exchange-Traded Funds (40.9%)
Invesco DB Commodity Index Tracking Fund (a) (b) .............................. 256,100 5,688
Invesco RAFI Developed Markets ex-US ETF .................................. 268,341 16,145
Invesco RAFI Emerging Markets ETF (b) ...................................... 999,229 24,371
iShares 0-5 Year TIPS Bond ETF ............................................ 234,479 24,358
iShares 1-3 Year Treasury Bond ETF ......................................... 307,256 25,496
iShares 20+ Year Treasury Bond ETF ......................................... 315,420 27,315
iShares 7-10 Year Treasury Bond ETF ........................................ 396,847 38,157
iShares Core MSCI Emerging Markets ETF .................................... 430,714 26,743
iShares Core S&P 500 ETF ................................................ 223,079 144,627
iShares Core S&P Small-Cap ETF ........................................... 139,690 16,489
iShares Core U.S. Aggregate Bond ETF ....................................... 436,227 43,387
iShares J.P. Morgan USD Emerging Markets Bond ETF (b) ......................... 282,974 26,633
iShares MSCI Canada ETF ................................................ 677,776 33,069
iShares MSCI Europe Financials ETF ........................................ 675,966 22,598
iShares MSCI International Momentum Factor ETF (b) ............................ 507,674 23,627
iShares MSCI International Quality Factor ETF ................................. 536,871 23,161
iShares MSCI Japan ETF (b) ............................................... 845,923 66,219
JPMorgan BetaBuilders Canada ETF (b) ....................................... 337,496 28,691
Real Estate Select Sector SPDR Fund ........................................ 319,835 13,532
Schwab Fundamental Emerging Markets Equity ETF (b) ........................... 1,247,141 42,952
Schwab Fundamental International Equity ETF (b) ............................... 1,968,469 82,735
Schwab Fundamental International Small Equity ETF ............................. 301,126 13,228
SPDR Gold Shares (a) .................................................... 145,439 46,260
SPDR S&P Biotech ETF (b) ............................................... 17,249 1,550
SPDR S&P Emerging Markets SmallCap ETF (b) ................................ 107,983 7,174
VanEck Gold Miners ETF (b) ............................................... 79,336 5,012
Vanguard FTSE All-World ex-US ETF ........................................ 344,002 23,860
Vanguard FTSE Developed Markets ETF ...................................... 1,724,454 101,243
Vanguard FTSE Emerging Markets ETF ...................................... 594,574 30,638
Vanguard FTSE Europe ETF ............................................... 772,948 60,676
Vanguard Mortgage-Backed Securities ETF (b) .................................. 594,901 27,734
Vanguard Real Estate ETF ................................................ 53,025 4,891
Vanguard Total Bond Market ETF ........................................... 262,456 19,369
Vanguard Total Stock Market ETF ........................................... 129,134 41,090
Xtrackers USD High Yield Corporate Bond ETF ................................. 286,722 10,609
Total Exchange-Traded Funds (Cost $957,789)
a
a
a
1,149,327
Affiliated Exchange-Traded Funds (32.8%)
VictoryShares Core Intermediate Bond ETF (b) .................................. 8,400,445 396,760
VictoryShares Core Plus Intermediate Bond ETF (b) .............................. 8,819,323 193,320
VictoryShares Emerging Markets Value Momentum ETF .......................... 383,044 20,961
VictoryShares Free Cash Flow Growth ETF .................................... 3,667,525 100,065
VictoryShares International Free Cash Flow ETF ................................ 1,715,000 46,589
VictoryShares International Free Cash Flow Growth ETF .......................... 1,720,000 44,885
VictoryShares Short-Term Bond ETF ......................................... 991,350 50,519
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 2,729,841 68,853
Total Affiliated Exchange-Traded Funds (Cost $969,249)
a
a
a
921,952

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
23
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Collateral for Securities Loaned (2.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .16% (c) ........ 14,880,381 $ 14,881
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .22% (c) ............ 14,880,381 14,881
Invesco Government & Agency Portfolio, Institutional Shares , 4 .20% (c) ............... 14,880,381 14,880
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .19% (c) . 14,880,381 14,880
Total Collateral for Securities Loaned (Cost $59,522)
a
a
a
59,522
Total Investments (Cost $2,544,962) — 101.7% 2,860,287
Liabilities in excess of other assets —  (1.7)% (47,400)
NET ASSETS - 100.00% $ 2,812,887
At August 31, 2025, the Fund's investments in foreign securities were 23.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on August 31, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
24
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (13.6%)
Communication Services (1.2%):
Alphabet, Inc. , Class A ................................................... 2,607 $ 555
AT&T, Inc. ........................................................... 17,438 511
Comcast Corp. , Class A .................................................. 13,016 442
Meta Platforms, Inc. , Class A .............................................. 412 304
Verizon Communications, Inc. .............................................. 9,354 414
2,226
Consumer Discretionary (0.7%):
Darden Restaurants, Inc. .................................................. 880 182
Expedia Group, Inc. ..................................................... 1,034 222
Lennar Corp. , Class A .................................................... 1,659 221
Lowe's Cos., Inc. ....................................................... 290 75
NIKE, Inc. , Class B ..................................................... 4,059 314
Tapestry, Inc. .......................................................... 909 93
The Home Depot, Inc. ................................................... 598 243
1,350
Consumer Staples (1.5%):
Altria Group, Inc. ....................................................... 9,411 633
Archer-Daniels-Midland Co. ............................................... 1,936 121
Kimberly-Clark Corp. .................................................... 2,434 314
PepsiCo, Inc. .......................................................... 3,165 471
Philip Morris International, Inc. ............................................. 4,458 745
Sysco Corp. ........................................................... 2,601 209
Target Corp. .......................................................... 1,584 152
2,645
Energy (0.4%):
Devon Energy Corp. ..................................................... 4,495 162
EOG Resources, Inc. .................................................... 1,090 136
Marathon Petroleum Corp. ................................................ 1,466 263
ONEOK, Inc. .......................................................... 858 66
Valero Energy Corp. ..................................................... 165 25
652
Financials (1.4%):
American Express Co. ................................................... 2,158 715
Ameriprise Financial, Inc. ................................................. 736 379
Everest Group Ltd. ...................................................... 314 107
JPMorgan Chase & Co. .................................................. 1,307 394
T. Rowe Price Group, Inc. ................................................. 107 12
The Goldman Sachs Group, Inc. ............................................ 1,275 950
2,557
Health Care (1.8%):
AbbVie, Inc. .......................................................... 3,145 662
Bristol-Myers Squibb Co. ................................................. 7,438 351
Cardinal Health, Inc. .................................................... 1,775 264
CVS Health Corp. ...................................................... 3,771 276
Gilead Sciences, Inc. .................................................... 6,413 724
Merck & Co., Inc. ...................................................... 5,030 423
Pfizer, Inc. ............................................................ 17,788 440
The Cigna Group ....................................................... 315 95
3,235
Industrials (1.1%):
A.O. Smith Corp. ....................................................... 913 65
Automatic Data Processing, Inc. ............................................ 395 120
Caterpillar, Inc. ........................................................ 1,553 651
Cummins, Inc. ......................................................... 130 52
FedEx Corp. .......................................................... 1,130 261
Lockheed Martin Corp. ................................................... 380 173
Masco Corp. .......................................................... 1,609 118
Otis Worldwide Corp. .................................................... 2,305 199

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
25
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Paychex, Inc. .......................................................... 158 $ 22
United Parcel Service, Inc. , Class B .......................................... 3,256 285
1,946
Information Technology (4.8%):
Accenture PLC , Class A .................................................. 1,657 431
Apple, Inc. ........................................................... 5,892 1,368
Applied Materials, Inc. ................................................... 2,821 453
Broadcom, Inc. ........................................................ 2,168 645
Cisco Systems, Inc. ..................................................... 8,871 613
Cognizant Technology Solutions Corp. , Class A ................................. 3,339 241
Dell Technologies, Inc. , Class C ............................................ 2,852 348
HP, Inc. .............................................................. 2,031 58
KLA Corp. ........................................................... 682 595
Lam Research Corp. ..................................................... 6,391 640
Microsoft Corp. ........................................................ 3,619 1,834
Monolithic Power Systems, Inc. ............................................ 270 226
NetApp, Inc. .......................................................... 1,513 171
NXP Semiconductors NV ................................................. 1,931 453
QUALCOMM, Inc. ..................................................... 3,301 530
TE Connectivity PLC .................................................... 886 183
8,789
Materials (0.1%):
LyondellBasell Industries NV , Class A ........................................ 1,879 106
Steel Dynamics, Inc. ..................................................... 1,131 148
254
Real Estate (0.2%):
American Tower Corp. ................................................... 246 50
Crown Castle, Inc. ...................................................... 792 79
Equinix, Inc. .......................................................... 122 96
Prologis, Inc. .......................................................... 997 113
Welltower, Inc. ......................................................... 229 39
377
Utilities (0.4%):
Evergy, Inc. ........................................................... 1,687 120
Eversource Energy ...................................................... 3,402 218
FirstEnergy Corp. ....................................................... 4,763 208
NRG Energy, Inc. ....................................................... 1,508 219
765
Total Common Stocks (Cost $17,985)
a
a
a
24,796
Exchange-Traded Funds (43.5%)
Invesco DB Commodity Index Tracking Fund (a) (b) .............................. 22,900 509
Invesco RAFI Developed Markets ex-US ETF .................................. 35,176 2,116
Invesco RAFI Emerging Markets ETF ........................................ 30,630 747
iShares 0-5 Year TIPS Bond ETF ............................................ 14,091 1,464
iShares 1-3 Year Treasury Bond ETF ......................................... 35,334 2,932
iShares 20+ Year Treasury Bond ETF ......................................... 32,881 2,848
iShares 7-10 Year Treasury Bond ETF ........................................ 39,620 3,809
iShares Core MSCI Emerging Markets ETF .................................... 8,000 497
iShares Core S&P 500 ETF ................................................ 15,926 10,325
iShares Core S&P Small-Cap ETF ........................................... 14,173 1,673
iShares Core U.S. Aggregate Bond ETF ....................................... 59,270 5,895
iShares J.P. Morgan USD Emerging Markets Bond ETF ........................... 26,527 2,497
iShares MSCI Canada ETF ................................................ 34,657 1,691
iShares MSCI International Momentum Factor ETF .............................. 71,831 3,343
iShares MSCI International Quality Factor ETF ................................. 73,832 3,185
iShares MSCI Japan ETF (b) ............................................... 53,719 4,205
JPMorgan BetaBuilders Canada ETF (b) ....................................... 19,897 1,691
Schwab Fundamental Emerging Markets Equity ETF (b) ........................... 22,434 773
Schwab Fundamental International Equity ETF (b) ............................... 89,866 3,777
Schwab Fundamental International Small Equity ETF ............................. 47,088 2,069

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
26
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
SPDR Gold Shares (a) .................................................... 10,133 $ 3,223
SPDR S&P Emerging Markets SmallCap ETF .................................. 7,496 498
VanEck Gold Miners ETF ................................................. 5,491 347
Vanguard FTSE All-World ex-US ETF ........................................ 21,240 1,473
Vanguard FTSE Developed Markets ETF ...................................... 23,301 1,368
Vanguard FTSE Emerging Markets ETF ...................................... 40,386 2,081
Vanguard FTSE Europe ETF ............................................... 48,936 3,841
Vanguard Mortgage-Backed Securities ETF .................................... 45,663 2,129
Vanguard Real Estate ETF ................................................ 7,052 651
Vanguard Short-Term Corporate Bond ETF .................................... 10,471 836
Vanguard Small-Cap Value ETF (b) .......................................... 8,408 1,756
Vanguard Total Bond Market ETF ........................................... 26,807 1,978
Vanguard Total Stock Market ETF ........................................... 7,690 2,447
Xtrackers USD High Yield Corporate Bond ETF ................................. 20,332 752
Total Exchange-Traded Funds (Cost $68,227)
a
a
a
79,426
Affiliated Exchange-Traded Funds (42.2%)
VictoryShares Core Intermediate Bond ETF .................................... 805,047 38,023
VictoryShares Core Plus Intermediate Bond ETF (b) .............................. 978,234 21,443
VictoryShares Emerging Markets Value Momentum ETF .......................... 19,770 1,082
VictoryShares Free Cash Flow Growth ETF .................................... 210,807 5,752
VictoryShares Short-Term Bond ETF ......................................... 82,859 4,222
VictoryShares WestEnd Economic Cycle Bond ETF .............................. 265,000 6,684
Total Affiliated Exchange-Traded Funds (Cost $82,347)
a
a
a
77,206
Collateral for Securities Loaned (5.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .16% (c) ........ 2,642,209 2,643
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .22% (c) ............ 2,642,209 2,642
Invesco Government & Agency Portfolio, Institutional Shares , 4 .20% (c) ............... 2,642,209 2,642
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .19% (c) . 2,642,209 2,642
Total Collateral for Securities Loaned (Cost $10,569)
a
a
a
10,569
Total Investments (Cost $179,128) — 105.1% 191,997
Liabilities in excess of other assets —  (5.1)% (9,293)
NET ASSETS - 100.00% $ 182,704
At August 31, 2025, the Fund's investments in foreign securities were 21.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on August 31, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Statements of Assets and Liabilities
August 31, 2025
27
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
Cornerstone
Aggressive Fund
Victory
Cornerstone
Conservative Fund
Victory
Cornerstone Equity
Fund
Assets:
Affiliated investments, at value (Cost $88,911, $214,376 and $194,141) $ 89,023 (a) $ 221,221 (b) $ 283,033 (c)
Unaffiliated investments, at value (Cost $280,301, $47 and $225) 352,714 (d) 47 225
Cash 1,453 363 1,049
Deposit with broker for futures contracts 121 — —
Receivables:
Dividends, interest, and securities lending income 127 42 7
Capital shares issued 43 95 104
From Adviser for ETF reimbursements 64 — —
Prepaid expenses 20 16 18
Total Assets 443,565 221,784 284,436
Liabilities:
Payables:
Collateral received on loaned securities 23,607 47 225
Capital shares redeemed 109 62 53
Accrued expenses and other payables:
Investment advisory fees 212 — —
Administration fees 53 — —
Custodian fees 4 1 1
Transfer agent fees 77 2 3
Compliance fees — (e) — (e) — (e)
Trustees' fees 1 1 1
Other accrued expenses 44 36 36
Total Liabilities 24,107 149 319
Commitments and contingencies (Note 4 )
Net Assets:
Capital 308,791 212,337 186,064
Total accumulated earnings (loss) 110,667 9,298 98,053
Net Assets $ 419,458 $ 221,635 $ 284,117
Shares (unlimited number of shares authorized with no par value): 26,500 19,714 14,015
Net asset value, offering and redemption price per share:(f) $ 15 .83 $ 11 .24 $ 20 .27
(a) Includes $1,830 thousand of securities on loan.
(b) Includes $46 thousand of securities on loan.
(c) Includes $220 thousand of securities on loan.
(d) Includes $20,916 thousand of securities on loan.
(e) Rounds to less than $1 thousand.
(f) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
August 31, 2025
28
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
Cornerstone
Moderate Fund
Victory
Cornerstone
Moderately
Aggressive Fund
Victory
Cornerstone
Moderately
Conservative Fund
Assets:
Affiliated investments, at value (Cost $489,218, $969,249 and $82,347) $ 461,255 (a) $ 921,952 (b) $ 77,206 (c)
Unaffiliated investments, at value (Cost $604,637, $1,575,713 and $96,781) 732,258 (d) 1,938,335 (e) 114,791 (f)
Cash 1,857 13,209 1,269
Deposit with broker for futures contracts 150 134 100
Receivables:
Dividends, interest, and securities lending income 218 765 46
Capital shares issued 115 289 64
From Adviser for ETF reimbursements 351 697 61
Prepaid expenses 28 33 14
Total Assets 1,196,232 2,875,414 193,551
Liabilities:
Payables:
Collateral received on loaned securities 26,364 59,522 10,569
Capital shares redeemed 290 782 94
Accrued expenses and other payables:
Investment advisory fees 583 1,400 77
Administration fees 148 348 23
Custodian fees 8 20 3
Transfer agent fees 160 380 42
Compliance fees 1 2 — (g)
Trustees' fees 1 1 1
Other accrued expenses 49 72 38
Total Liabilities 27,604 62,527 10,847
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,001,900 2,267,774 168,859
Total accumulated earnings (loss) 166,728 545,113 13,845
Net Assets $ 1,168,628 $ 2,812,887 $ 182,704
Shares (unlimited number of shares authorized with no par value): 71,764 97,582 15,615
Net asset value, offering and redemption price per share:(h) $ 16 .28 $ 28 .83 $ 11 .70
(a) Includes $323 thousand of securities on loan.
(b) Includes $1,223 thousand of securities on loan.
(c) Includes $349 thousand of securities on loan.
(d) Includes $28,778 thousand of securities on loan.
(e) Includes $76,163 thousand of securities on loan.
(f) Includes $9,874 thousand of securities on loan.
(g) Rounds to less than $1 thousand.
(h) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Six Months Ended August 31, 2025
29
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
5
Victory
Cornerstone
Aggressive Fund
Victory
Cornerstone
Conservative Fund
Victory
Cornerstone Equity
Fund
Investment Income:
Dividends from affiliated investments $ 1,047 $ 4,137 $ 1,801
Dividends from unaffiliated investments 3,161 — —
Interest from unaffiliated investments 68 19 26
Securities lending (net of fees) 60 4 32
Foreign tax withholding (1) — —
Total Income 4,335 4,160 1,859
Expenses:
Investment advisory fees 1,196 — —
Administration fees 299 — —
Sub-Administration fees 37 10 10
Custodian fees 12 2 3
Transfer agent fees 423 7 6
Trustees' fees 23 23 23
Compliance fees 2 1 1
Printing fees 21 13 17
Legal and audit fees 27 26 26
State registration and filing fees 11 11 11
Interfund lending fees — — —(a)
Other expenses 8 4 6
Recoupment of prior expenses waived/reimbursed by Adviser — 6 —
Total Expenses 2,059 103 103
Expenses waived/reimbursed by Adviser (113) — —
Net Expenses 1,946 103 103
Net Investment Income (Loss) 2,389 4,057 1,756
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (1,116) 682 2,217
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 23,803 — —
Net realized gains (losses) from futures contracts 1,163 — —
Net change in unrealized appreciation/depreciation on affiliated investment securities 4,521 5,910 28,554
Net change in unrealized appreciation/depreciation on unaffiliated investment securities 6,958 — —
Net change in unrealized appreciation/depreciation on futures contracts (834) — —
Net realized/unrealized gains (losses) on investments 34,495 6,592 30,771
Change in net assets resulting from operations $ 36,884 $ 10,649 $ 32,527
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended August 31, 2025
30
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Cornerstone
Moderate Fund
Victory
Cornerstone
Moderately
Aggressive Fund
Victory
Cornerstone
Moderately
Conservative Fund
Investment Income:
Dividends from affiliated investments $ 7,878 $ 14,989 $ 1,481
Dividends from unaffiliated investments 8,138 20,692 1,334
Interest from unaffiliated investments 297 435 41
Securities lending (net of fees) 225 487 46
Foreign tax withholding —(a) (4) (1)
Total Income 16,538 36,599 2,901
Expenses:
Investment advisory fees 3,354 8,022 447
Administration fees 853 2,039 134
Sub-Administration fees 29 37 28
Custodian fees 26 58 7
Transfer agent fees 867 2,063 197
Trustees' fees 23 23 23
Compliance fees 5 11 1
Printing fees 33 68 14
Legal and audit fees 27 18 27
State registration and filing fees 15 19 10
Line of credit fees — — —(a)
Other expenses 17 33 9
Recoupment of prior expenses waived/reimbursed by Adviser — — 24
Total Expenses 5,249 12,391 921
Expenses waived/reimbursed by Adviser (663) (1,302) (119)
Net Expenses 4,586 11,089 802
Net Investment Income (Loss) 11,952 25,510 2,099
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (8,182) (17,239) (1,877)
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 52,017 149,281 5,304
Net realized gains (losses) from futures contracts 1,307 3,640 284
Net change in unrealized appreciation/depreciation on affiliated investment securities 15,548 34,699 2,840
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations 5,057 15,329 1,862
Net change in unrealized appreciation/depreciation on futures contracts (585) (3,223) (130)
Net realized/unrealized gains (losses) on investments 65,162 182,487 8,283
Change in net assets resulting from operations $ 77,114 $ 207,997 $ 10,382
(a) Rounds to less than $1 thousand.

31
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Aggressive
Fund
Victory Cornerstone
Conservative Fund
Victory Cornerstone Equity
Fund
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,389 $ 5,950 $ 4,057 $ 8,267 $ 1,756 $ 6,156
Net realized gains (losses) 23,850 30,471 682 2,210 2,217 6,028
Net change in unrealized appreciation/
depreciation 10,645 (1,023) 5,910 5,767 28,554 18,195
Change in net assets resulting from
operations 36,884 35,398 10,649 16,244 32,527 30,379
Change in net assets resulting from
distributions to shareholders — (29,661) (3,718) (9,218) — (7,783)
Change in net assets resulting from capital
transactions (9,852) 7,414 4,810 (4,913) (1,517) 1,566
Change in net assets 27,032 13,151 11,741 2,113 31,010 24,162
Net Assets:
Beginning of period 392,426 379,275 209,894 207,781 253,107 228,945
End of period $ 419,458 $ 392,426 $ 221,635 $ 209,894 $ 284,117 $ 253,107
Capital Transactions:
Proceeds from shares issued $ 17,809 $ 36,724 $ 25,645 $ 32,858 $ 18,125 $ 27,829
Distributions reinvested — 29,574 3,686 9,147 — 7,766
Cost of shares redeemed (27,661) (58,884) (24,521) (46,918) (19,642) (34,029)
Change in net assets resulting from capital
transactions $ (9,852) $ 7,414 $ 4,810 $ (4,913) $ (1,517) $ 1,566
Share Transactions:
Issued 1,209 2,470 2,346 3,059 975 1,583
Reinvested — 2,031 340 856 — 441
Redeemed (1,879) (3,954) (2,250) (4,374) (1,062) (1,940)
Change in Shares (670) 547 436 (459) (87) 84

32
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Cornerstone Moderate
Fund
Victory Cornerstone Moderately
Aggressive Fund
Victory Cornerstone Moderately
Conservative Fund
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 11,952 $ 25,480 $ 25,510 $ 54,765 $ 2,099 $ 4,553
Net realized gains (losses) 45,142 58,128 135,682 163,870 3,711 1,572
Net change in unrealized appreciation/
depreciation 20,020 4,211 46,805 5,403 4,572 5,991
Change in net assets resulting from
operations 77,114 87,819 207,997 224,038 10,382 12,116
Change in net assets resulting from
distributions to shareholders (7,947) (67,066) — (182,662) (1,502) (3,627)
Change in net assets resulting from capital
transactions (31,397) (6,528) (98,003) (12,802) (4,359) (11,135)
Change in net assets 37,770 14,225 109,994 28,574 4,521 (2,646)
Net Assets:
Beginning of period 1,130,858 1,116,633 2,702,893 2,674,319 178,183 180,829
End of period $ 1,168,628 $ 1,130,858 $ 2,812,887 $ 2,702,893 $ 182,704 $ 178,183
Capital Transactions:
Proceeds from shares issued $ 36,662 $ 75,213 $ 78,521 $ 156,657 $ 7,449 $ 16,461
Distributions reinvested 7,892 66,666 — 180,962 1,494 3,603
Cost of shares redeemed (75,951) (148,407) (176,524) (350,421) (13,302) (31,199)
Change in net assets resulting from capital
transactions $ (31,397) $ (6,528) $ (98,003) $ (12,802) $ (4,359) $ (11,135)
Share Transactions:
Issued 2,376 4,884 2,900 5,731 661 1,476
Reinvested 511 4,360 — 6,759 134 331
Redeemed (4,913) (9,635) (6,521) (12,819) (1,188) (2,828)
Change in Shares (2,026) (391) (3,621) (329) (393) (1,021)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
33
See notes to financial statements.
Victory Cornerstone Aggressive Fund
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $14.44 $14.25 $12.60 $13.55 $15.31 $11.74 $11.73
Investment Activities:
Net investment income (loss)(b) 0.09 0.23 0.22 0.18 0.17 0.12 0.20
Net realized and unrealized gains
(losses) 1.30 1.11 1.70 (0.54) (0.66) 3.71 0.03
Total from Investment
Activities 1.39 1.34 1.92 (0.36) (0.49) 3.83 0.23
Distributions to Shareholders from:
Net investment income — (0.26) (0.27) (0.08) (0.17) (0.18) (0.15)
Net realized gains — (0.89) — (0.51) (1.10) (0.08) (0.07)
Total Distributions — (1.15) (0.27) (0.59) (1.27) (0.26) (0.22)
Net Asset Value, End of Period $15.83 $14.44 $14.25 $12.60 $13.55 $15.31 $11.74
Total Return(c)(d) 9.63% 9.42% 15.33% (2.65)% (3.84)% 32.91% 1.78%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.98% 1.03% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(e) 1.20% 1.51% 1.68% 1.86% 1.11% 0.88% 1.68%
Gross Expenses(e)(f) 1.03% 1.07% 1.14% 1.15% 1.12% 1.17% 1.18%
Supplemental Data:
Net Assets at end of period
(000's) $419,458 $392,426 $379,275 $346,144 $361,083 $387,496 $343,560
Portfolio Turnover(c) 49% 72% 57% 60% 43% 64% 90%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Cornerstone Conservative Fund
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $10.89 $10.53 $10.11 $10.70 $11.86 $10.96 $10.72
Investment Activities:
Net investment income (loss)(b) 0.21 0.43 0.38 0.24 0.31 0.30 0.32
Net realized and unrealized gains
(losses) 0.33 0.41 0.43 (0.46) (1.01) 1.03 0.25
Total from Investment
Activities 0.54 0.84 0.81 (0.22) (0.70) 1.33 0.57
Distributions to Shareholders from:
Net investment income (0.19) (0.45) (0.39) (0.19) (0.31) (0.31) (0.33)
Net realized gains — (0.03) — (0.18) (0.15) (0.12) —
Total Distributions (0.19) (0.48) (0.39) (0.37) (0.46) (0.43) (0.33)
Net Asset Value, End of Period $11.24 $10.89 $10.53 $10.11 $10.70 $11.86 $10.96
Total Return(c)(d) 5.06% 8.14% 8.24% (2.00)% (6.19)% 12.28% 5.45%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.10% 0.10% 0.10% 0.10% 0.08% 0.10% 0.09%
Net Investment Income (Loss)(e) 3.79% 3.98% 3.73% 3.09% 2.68% 2.61% 2.92%
Gross Expenses(e)(f) 0.10% 0.10% 0.10% 0.12% 0.08% 0.10% 0.10%
Supplemental Data:
Net Assets at end of period
(000's) $221,635 $209,894 $207,781 $207,514 $223,137 $243,950 $205,950
Portfolio Turnover(c) 3% 7% 11% 2% 11% 15% 8%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

35
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Cornerstone Equity Fund
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $17.95 $16.33 $14.20 $15.59 $17.44 $13.28 $13.90
Investment Activities:
Net investment income (loss)(b) 0.13 0.44 0.32 0.23 0.52 0.27 0.34
Net realized and unrealized gains
(losses) 2.19 1.75 2.61 (0.68) (1.56) 5.16 (0.24)
Total from Investment
Activities 2.32 2.19 2.93 (0.45) (1.04) 5.43 0.10
Distributions to Shareholders from:
Net investment income — (0.42) (0.33) (0.25) (0.59) (0.20) (0.32)
Net realized gains — (0.15) (0.47) (0.69) (0.22) (1.07) (0.40)
Total Distributions — (0.57) (0.80) (0.94) (0.81) (1.27) (0.72)
Net Asset Value, End of Period $20.27 $17.95 $16.33 $14.20 $15.59 $17.44 $13.28
Total Return(c)(d) 12.92% 13.47% 20.92% (2.66)% (6.41)% 42.26% 0.14%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.08% 0.09% 0.10% 0.10% 0.09% 0.10% 0.10%
Net Investment Income (Loss)(e) 1.34% 2.52% 2.12% 2.15% 3.04% 1.74% 2.38%
Gross Expenses(e)(f) 0.08% 0.09% 0.10% 0.12% 0.09% 0.11% 0.10%
Supplemental Data:
Net Assets at end of period
(000's) $284,117 $253,107 $228,945 $198,226 $207,909 $232,236 $191,013
Portfolio Turnover(c) 10% 11% 14% 6% 12% 5% 6%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Cornerstone Moderate Fund
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $15.33 $15.05 $13.83 $14.90 $16.96 $14.24 $14.11
Investment Activities:
Net investment income (loss)(b) 0.16 0.35 0.32 0.21 0.21 0.20 0.29
Net realized and unrealized gains
(losses) 0.90 0.85 1.12 (0.66) (1.11) 2.76 0.13
Total from Investment
Activities 1.06 1.20 1.44 (0.45) (0.90) 2.96 0.42
Distributions to Shareholders from:
Net investment income (0.11) (0.47) (0.22) (0.17) (0.23) (0.21) (0.29)
Net realized gains — (0.45) — (0.45) (0.93) (0.03) —
Total Distributions (0.11) (0.92) (0.22) (0.62) (1.16) (0.24) (0.29)
Net Asset Value, End of Period $16.28 $15.33 $15.05 $13.83 $14.90 $16.96 $14.24
Total Return(c)(d) 6.95% 8.12% 10.54% (3.01)% (5.82)% 21.00% 2.98%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.81% 0.83% 0.86% 0.87% 0.87% 0.97% 1.00%
Net Investment Income (Loss)(e) 2.10% 2.25% 2.22% 2.04% 1.28% 1.29% 2.01%
Gross Expenses(e)(f) 0.92% 0.94% 0.96% 0.98% 0.95% 0.98% 1.00%
Supplemental Data:
Net Assets at end of period
(000's) $1,168,628 $1,130,858 $1,116,633 $1,075,327 $1,139,908 $1,265,532 $1,131,458
Portfolio Turnover(c) 47% 58% 51% 47% 47% 53% 87%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

37
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Cornerstone Moderately Aggressive Fund
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $26.71 $26.34 $24.00 $25.76 $29.45 $24.10 $23.97
Investment Activities:
Net investment income (loss)(b) 0.26 0.55 0.52 0.37 0.36 0.32 0.48
Net realized and unrealized gains
(losses) 1.86 1.69 2.36 (1.11) (1.77) 5.56 0.18
Total from Investment
Activities 2.12 2.24 2.88 (0.74) (1.41) 5.88 0.66
Distributions to Shareholders from:
Net investment income — (0.70) (0.54) (0.23) (0.35) (0.37) (0.39)
Net realized gains — (1.17) — (0.79) (1.93) (0.16) (0.14)
Total Distributions — (1.87) (0.54) (1.02) (2.28) (0.53) (0.53)
Net Asset Value, End of Period $28.83 $26.71 $26.34 $24.00 $25.76 $29.45 $24.10
Total Return(c)(d) 7.94% 8.60% 12.07% (2.87)% (5.43)% 24.58% 2.59%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.82% 0.84% 0.87% 0.88% 0.88% 0.96% 0.98%
Net Investment Income (Loss)(e) 1.88% 2.01% 2.08% 2.04% 1.26% 1.18% 1.94%
Gross Expenses(e)(f) 0.91% 0.92% 0.95% 0.96% 0.93% 0.97% 0.99%
Supplemental Data:
Net Assets at end of period
(000's) $2,812,887 $2,702,893 $2,674,319 $2,549,840 $2,720,065 $3,026,975 $2,662,354
Portfolio Turnover(c) 48% 67% 52% 49% 44% 64% 92%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory Cornerstone Moderately Conservative Fund
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $11.13 $10.62 $10.12 $11.23 $12.74 $11.14 $10.94
Investment Activities:
Net investment income (loss)(b) 0.13 0.28 0.25 0.17 0.15 0.16 0.23
Net realized and unrealized gains
(losses) 0.54 0.45 0.51 (0.54) (0.85) 1.64 0.22
Total from Investment
Activities 0.67 0.73 0.76 (0.37) (0.70) 1.80 0.45
Distributions to Shareholders from:
Net investment income (0.10) (0.22) (0.26) (0.13) (0.17) (0.17) (0.23)
Net realized gains — — — (0.61) (0.64) (0.03) (0.02)
Total Distributions (0.10) (0.22) (0.26) (0.74) (0.81) (0.20) (0.25)
Net Asset Value, End of Period $11.70 $11.13 $10.62 $10.12 $11.23 $12.74 $11.14
Total Return(c)(d) 6.02% 6.93% 7.57% (3.31)% (5.95)% 16.30% 4.09%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.90% 0.90% 0.90% 0.90% 0.90% 0.90% 0.90%
Net Investment Income (Loss)(e) 2.35% 2.53% 2.41% 2.13% 1.23% 1.35% 2.05%
Gross Expenses(e)(f) 1.03% 1.03% 1.04% 1.05% 1.00% 1.02% 1.02%
Supplemental Data:
Net Assets at end of period
(000's) $182,704 $178,183 $180,829 $184,724 $200,344 $221,892 $220,787
Portfolio Turnover(c) 45% 48% 51% 43% 61% 52% 84%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.

Notes to Financial Statements
August 31, 2025
Victory Portfolios III
39
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following six funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name)
Victory Cornerstone Aggressive Fund Cornerstone Aggressive Fund
Victory Cornerstone Conservative Fund Cornerstone Conservative Fund
Victory Cornerstone Equity Fund Cornerstone Equity Fund
Victory Cornerstone Moderate Fund Cornerstone Moderate Fund
Victory Cornerstone Moderately Aggressive Fund Cornerstone Moderately Aggressive Fund
Victory Cornerstone Moderately Conservative Fund Cornerstone Moderately Conservative Fund

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
40
(Unaudited)
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
As of August 31, 2025, there were no significant transfers into/out of Level 3.
Level 1 Level 2 Level 3 Total
Cornerstone Aggressive Fund
Common Stocks ............................................... $ 141,585 $ — $ — $ 141,585
Exchange-Traded Funds ......................................... 187,522 — — 187,522
Affiliated Exchange-Traded Funds .................................. 89,023 — — 89,023
Collateral for Securities Loaned ................................... 23,607 — — 23,607
Total ....................................................... $ 441,737 $ — $ — $ 441,737
Cornerstone Conservative Fund
Affiliated Exchange-Traded Funds .................................. 80,536 — — 80,536
Affiliated Mutual Funds ......................................... 140,685 — — 140,685
Collateral for Securities Loaned ................................... 47 — — 47
Total ....................................................... $ 221,268 $ — $ — $ 221,268
Cornerstone Equity Fund
Affiliated Exchange-Traded Funds .................................. 137,204 — — 137,204
Affiliated Mutual Funds ......................................... 145,829 — — 145,829
Collateral for Securities Loaned ................................... 225 — — 225
Total ....................................................... $ 283,258 $ — $ — $ 283,258
Cornerstone Moderate Fund
Common Stocks ............................................... 223,516 — — 223,516
Exchange-Traded Funds ......................................... 482,378 — — 482,378
Affiliated Exchange-Traded Funds .................................. 461,255 — — 461,255
Collateral for Securities Loaned ................................... 26,364 — — 26,364
Total ....................................................... $ 1,193,513 $ — $ — $ 1,193,513
Cornerstone Moderately Aggressive Fund
Common Stocks ............................................... 729,486 — — 729,486
Exchange-Traded Funds ......................................... 1,149,327 — — 1,149,327
Affiliated Exchange-Traded Funds .................................. 921,952 — — 921,952
Collateral for Securities Loaned ................................... 59,522 — — 59,522
Total ....................................................... $ 2,860,287 $ — $ — $ 2,860,287
Cornerstone Moderately Conservative Fund
Common Stocks ............................................... 24,796 — — 24,796
Exchange-Traded Funds ......................................... 79,426 — — 79,426
Affiliated Exchange-Traded Funds .................................. 77,206 — — 77,206
Collateral for Securities Loaned ................................... 10,569 — — 10,569
Total ....................................................... $ 191,997 $ — $ — $ 191,997

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
41
(Unaudited)
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended August 31, 2025, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended August 31, 2025 (amounts in thousands):
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 6,394,000 (4,772,000)
Cornerstone Aggressive Fund ......................................................... $ 1,163 $ (834)
Cornerstone Moderate Fund .......................................................... 1,307 (585)
Cornerstone Moderately Aggressive Fund ................................................ 3,640 (3,223)
Cornerstone Moderately Conservative Fund ............................................... 284 (130)

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
42
(Unaudited)
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of August 31, 2025 (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Cornerstone Aggressive Fund ........................................ $ 22,746 $ — $ 23,607
Cornerstone Conservative Fund ....................................... 46 — 47
Cornerstone Equity Fund ........................................... 220 — 225
Cornerstone Moderate Fund ......................................... 29,101 3,477 26,364
Cornerstone Moderately Aggressive Fund ............................... 77,386 19,964 59,522
Cornerstone Moderately Conservative Fund .............................. 10,223 — 10,569

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
43
(Unaudited)
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee. Each Fund's base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2025, the Funds had no subadvisers.
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Cornerstone Aggressive Fund ....................................... $ 192,973 $ 196,873 $ — $ 1,494
Cornerstone Conservative Fund ...................................... 12,118 6,573 — —
Cornerstone Equity Fund .......................................... 25,966 25,474 — —
Cornerstone Moderate Fund ........................................ 531,325 536,637 — 9,961
Cornerstone Moderately Aggressive Fund .............................. 1,299,411 1,356,550 — 14,941
Cornerstone Moderately Conservative Fund ............................. 78,947 81,599 — 1,494
Base Rate
Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A
Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A
Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
44
(Unaudited)
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Funds. VCTA provides transfer agent services to the Funds (excluding the Victory Cornerstone Conservative, and Victory Cornerstone Equity Funds) based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the Victory Cornerstone Conservative, and Victory
Cornerstone Equity Funds, VCTA does not receive any fees from the Fund for these services. The Funds pay for out-of-pocket expenses incurred and are reflected on the Statements of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust, and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2025, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least June 30, 2026. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of August 31, 2025, the expense limits (excluding voluntary waivers) were as follows:
Annual
Charge
Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A
Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A
Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
In effect until
June 30, 2026
Cornerstone Aggressive Fund ............................................................................ 1.10%
Cornerstone Conservative Fund ........................................................................... 0.10%
Cornerstone Equity Fund ............................................................................... 0.10%
Cornerstone Moderate Fund ............................................................................. 1.00%
Cornerstone Moderately Aggressive Fund ................................................................... 0.98%
Cornerstone Moderately Conservative Fund .................................................................. 0.90%

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
45
(Unaudited)
To the extent the Fund invests in an affiliated VCM ETF, the Adviser has contractually undertaken to waive all or a portion of the Fund’s advisory fee in the proportionate amounts to any advisory fees it earns as an investment adviser to any affiliated ETF in which the Fund invests.
These affiliated ETF advisory fee reimbursements are not available for recoupment.
For the period ended August 31, 2025, the Funds incurred reimbursable expenses, of which, consisted of affiliated ETF advisory fees for reimbursement. These expenses are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser, as detailed in the table below (amounts in thousands):
* As of the period ended August 31, 2025, for each of the funds listed, all of the amounts reimbursed reflected affiliated ETF advisory fees.
As of August 31, 2025, the Funds have receivables related to affiliated ETF reimbursable expenses from the Adviser, pursuant to the Fund’s expense limitation agreement. These receivables are reflected on the Statements of Assets and Liabilities as Receivables from Adviser for ETF reimbursements, as detailed in the table below (amounts in thousands):
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2025. For the six months ended August 31, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of August 31, 2025, the Funds had no amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.
Amount
Reimbursed*
Cornerstone Aggressive Fund ................................................................................................................. $ 113
Cornerstone Moderate Fund .................................................................................................................. 663
Cornerstone Moderately Aggressive Fund .................................................................................................... 1302
Cornerstone Moderately Conservative Fund .................................................................................................. 119
Receivable
Cornerstone Aggressive Fund ................................................................................................................. $ 64
Cornerstone Moderate Fund .................................................................................................................. 351
Cornerstone Moderately Aggressive Fund .................................................................................................... 697
Cornerstone Moderately Conservative Fund .................................................................................................. 61
Amount
Cornerstone Conservative Fund ........................................................................... $ 6
Cornerstone Moderately Conservative Fund .................................................................. 24

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
46
(Unaudited)
Affiliated Funds Risk — The risks of the Fund(s) directly correspond to the risks of the underlying affiliated funds in which the Fund(s) invest.
By investing in the underlying affiliated funds, the Funds have exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund(s) varies according to each Fund’s (or Funds’) asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund(s) also are subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Tactical Allocation Risk — The Fund(s) has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s (or Funds’) managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund(s) bears the risk that the managers’ tactical allocation will not be successful.
Equity Securities Risk — The Funds may invest in underlying affiliated funds that invest in equity securities. The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.
Derivatives Risk — The Funds may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Funds will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Funds’ market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Funds.
In addition, current regulations may limit the Funds’ ability to invest in derivatives.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended
August 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the
Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-
month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of
June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
47
(Unaudited)
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended August 31, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended August 31, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2025.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2025, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts
in thousands):
8. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the issuer's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose
Amount
Outstanding at
August 31, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Cornerstone Moderately Aggressive Fund ....................... $ — $ 7,000 5.42% $ 7,000
Borrower or
Lender
Amount
Outstanding at
August 31, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Cornerstone Equity Fund .......................... Borrower $ — $ 717 4.85% $ 717
Declared Paid
Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Short-Term
Amount
Long-Term
Amount Total
Cornerstone Moderately Conservative Fund ................................... $ (2,058) $ (2,239) $ (4,297)

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
48
(Unaudited)
of exercising management or control.  These securities are noted as affiliated on the Funds’ Schedule of Portfolio Investments. The financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form
N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the six months ended August 31, 2025, were as follows (amounts in thousands, except shares):
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Aggressive
Fund
VictoryShares Core
Intermediate Bond ETF ... $ 32,406 $ — $ (6,474) $ (1,116) $ 1,089 $ 25,905 548,471 $ 584 $ —
VictoryShares Core Plus
Intermediate Bond ETF ... 8,585 3,759 — — 88 12,432 567,170 229 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 740 3,974 — — 382 5,096 93,130 51 —
VictoryShares Free Cash Flow
Growth ETF ........... 13,860 4,641 — — 2,530 21,031 770,818 4 —
VictoryShares International
Free Cash Flow ETF ..... — 7,587 — — 264 7,851 289,000 1 —
VictoryShares International
Free Cash Flow Growth ETF — 7,434 — — 108 7,542 289,000 —* —
VictoryShares Short-Term
Bond ETF ............ 5,226 — — — 30 5,256 103,145 121 —
VictoryShares WestEnd
Economic Cycle Bond ETF 2,021 1,859 — — 30 3,910 155,000 57 —
$ 62,838 $ 29,254 $ (6,474) $ (1,116) $ 4,521 $ 89,023 2,815,734 $ 1,047 $ —
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Conservative
Fund
Victory 500 Index Fund,
Reward Shares ......... $ 8,274 $ 1,547 $ (496) $ 13 $ 927 $ 10,265 126,983 $ 47 $ —
Victory Core Plus Intermediate
Bond Fund, Institutional
Shares ............... 50,492 1,664 — — 8 52,164 5,633,292 1,202 —
Victory Emerging Markets
Fund, Institutional Shares . 4 — — — 1 5 207 — —
Victory Government Securities
Fund, Institutional Shares . 25,149 478 — — 173 25,800 2,882,694 494 —
Victory High Income Fund,
Institutional Shares ...... 9,748 351 — — 77 10,176 1,462,044 351 —
Victory Income Fund,
Institutional Shares ...... 17,221 359 — — 6 17,586 1,509,512 359 —
Victory Income Stock Fund,
Institutional Shares ...... 1,664 16 — — 47 1,727 91,010 16 —
Victory International Fund,
Institutional Shares ...... 7,355 — (1,001) 105 1,029 7,488 234,786 — —
Victory Market Neutral Income
Fund, Class I .......... 9,970 260 — — 210 10,440 1,201,397 260 —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 3,022 — — — 375 3,397 58,774 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 1,455 — (489) 212 451 1,629 45,471 — —
Victory Short-Term Bond
Fund, Institutional Shares . 8 —* — — —* 8 901 —* —
Victory Target Managed
Allocation Fund ........ 4,770 — (4,587) 352 (535) — — — —

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
49
(Unaudited)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares Core
Intermediate Bond ETF ... $ 20,653 $ — $ — $ — $ 71 $ 20,724 438,782 $ 419 $ —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 2,572 — — — 472 3,044 55,618 67 —
VictoryShares Free Cash Flow
ETF ................. 3,179 — — — 181 3,360 90,000 19 —
VictoryShares Free Cash Flow
Growth ETF ........... 1,420 665 — — 371 2,456 90,000 1 —
VictoryShares Hedged Equity
Income ETF ........... — 1,830 — — 56 1,886 70,000 32 —
VictoryShares International
Value Momentum ETF ... 4,655 — — — 1,028 5,683 93,597 126 —
VictoryShares Pioneer Asset-
Based Income ETF ...... — 2,518 — — 10 2,528 100,000 — —
VictoryShares Short-Term
Bond ETF ............ 29,868 1,016 — — 175 31,059 609,469 691 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 489 638 — — 150 1,277 44,000 5 —
VictoryShares US Small Mid
Cap Value Momentum ETF 1,530 — — — 127 1,657 18,550 13 —
VictoryShares US Value
Momentum ETF ........ 2,182 — — — 109 2,291 25,995 20 —
VictoryShares WestEnd U.S.
Sector ETF ............ 3,404 776 — — 391 4,571 102,587 15 —
$ 209,084 $ 12,118 $ (6,573) $ 682 $ 5,910 $ 221,221 14,985,669 $ 4,137 $ —
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Equity Fund
Victory 500 Index Fund,
Reward Shares ......... $ 50,274 $ 1,761 $ (1,201) $ 35 $ 4,457 $ 55,326 684,393 $ 260 $ —
Victory Emerging Markets
Fund, Institutional Shares . 5,585 — — — 1,004 6,589 272,156 — —
Victory Income Stock Fund,
Institutional Shares ...... 11,582 108 — — 333 12,023 633,481 108 —
Victory International Fund,
Institutional Shares ...... 43,238 2,500 (8,412) 225 5,954 43,505 1,364,225 — —
Victory Nasdaq-100 Index
Fund, Class R6 ......... 18,792 1,987 — — 2,699 23,478 406,193 — —
Victory Pioneer International
Equity Fund, Class Y ..... — 3,000 — — 262 3,262 102,634 — —
Victory Precious Metals and
Minerals Fund, Institutional
Shares ............... 1,045 — — — 601 1,646 45,942 — —
Victory Target Managed
Allocation Fund ........ 11,264 — (11,051) 1,113 (1,326) — — — —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 14,821 — — — 2,715 17,536 320,458 385 —
VictoryShares Free Cash Flow
ETF ................. 14,908 3,388 — — 1,157 19,453 521,092 97 —
VictoryShares Free Cash Flow
Growth ETF ........... 8,114 8,877 — — 2,325 19,316 707,968 4 —
VictoryShares International
Value Momentum ETF ... 24,249 — (1,952) 116 5,070 27,483 452,611 631 —
VictoryShares Small Cap Free
Cash Flow ETF ......... 4,142 638 — — 621 5,401 186,062 30 —

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
50
(Unaudited)
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
VictoryShares US Small Mid
Cap Value Momentum ETF $ 8,625 $ 802 $ — $ — $ 808 $ 10,235 114,594 $ 81 $ —
VictoryShares US Value
Momentum ETF ........ 14,200 1,125 (2,858) 728 (47) 13,148 149,156 126 —
VictoryShares WestEnd U.S.
Sector ETF ............ 20,931 1,780 — — 1,921 24,632 552,787 79 —
$ 251,770 $ 25,966 $ (25,474) $ 2,217 $ 28,554 $ 283,033 6,513,752 $ 1,801 $ —
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Moderate Fund
VictoryShares Core
Intermediate Bond ETF ... $ 261,681 $ — $ (47,332) $ (8,182) $ 7,996 $ 214,163 4,534,400 $ 4,812 $ —
VictoryShares Core Plus
Intermediate Bond ETF ... 73,480 31,686 — — 747 105,913 4,831,796 1,957 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 2,382 5,468 — — 1,010 8,860 161,904 135 —
VictoryShares Free Cash Flow
Growth ETF ........... 23,635 10,319 — — 4,489 38,443 1,408,986 8 —
VictoryShares International
Free Cash Flow ETF ..... — 19,696 — — 678 20,374 750,000 3 —
VictoryShares International
Free Cash Flow Growth ETF — 19,306 — — 266 19,572 750,000 1 —
VictoryShares Short-Term
Bond ETF ............ 20,394 — — — 116 20,510 402,475 472 —
VictoryShares WestEnd
Economic Cycle Bond ETF 17,685 15,489 — — 246 33,420 1,325,000 490 —
$ 399,257 $ 101,964 $ (47,332) $ (8,182) $ 15,548 $ 461,255 14,164,561 $ 7,878 $ —
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Moderately
Aggressive Fund
VictoryShares Core
Intermediate Bond ETF ... $ 496,609 $ — $ (99,368) $ (17,239) $ 16,758 $ 396,760 8,400,445 $ 8,972 $ —
VictoryShares Core Plus
Intermediate Bond ETF ... 132,857 59,076 — — 1,387 193,320 8,819,323 3,557 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 3,145 15,990 — — 1,826 20,961 383,044 235 —
VictoryShares Free Cash Flow
Growth ETF ........... 61,219 27,153 — — 11,693 100,065 3,667,525 21 —
VictoryShares International
Free Cash Flow ETF ..... — 44,960 — — 1,629 46,589 1,715,000 7 —
VictoryShares International
Free Cash Flow Growth ETF — 44,230 — — 655 44,885 1,720,000 1 —
VictoryShares Short-Term
Bond ETF ............ 50,232 — — — 287 50,519 991,350 1,163 —
VictoryShares WestEnd
Economic Cycle Bond ETF 38,651 29,738 — — 464 68,853 2,729,841 1,033 —
$ 782,713 $ 221,147 $ (99,368) $ (17,239) $ 34,699 $ 921,952 28,426,528 $ 14,989 $ —

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
51
(Unaudited)
* Rounds to less than $1 thousand.
9. Segment Reporting:
The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment
Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Fair Value
2/28/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2025 Shares
Dividend
Income
Capital Gain
Distributions
Cornerstone Moderately
Conservative Fund
VictoryShares Core
Intermediate Bond ETF ... $ 49,190 $ — $ (11,120) $ (1,877) $ 1,830 $ 38,023 805,047 $ 864 $ —
VictoryShares Core Plus
Intermediate Bond ETF ... 15,284 6,015 — — 144 21,443 978,234 401 —
VictoryShares Emerging
Markets Value Momentum
ETF ................. 452 496 — — 134 1,082 19,770 20 —
VictoryShares Free Cash Flow
Growth ETF ........... 3,332 1,761 — — 659 5,752 210,807 1 —
VictoryShares Short-Term
Bond ETF ............ 4,198 — — — 24 4,222 82,859 97 —
VictoryShares WestEnd
Economic Cycle Bond ETF 3,537 3,098 — — 49 6,684 265,000 98 —
$ 75,993 $ 11,370 $ (11,120) $ (1,877) $ 2,840 $ 77,206 2,361,717 $ 1,481 $ —

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-CF-1025

August 31, 2025
Semi-Annual: Full Financials
Victory California Bond Fund
Victory Government Securities Fund
Victory Growth and Tax Strategy Fund
Victory New York Bond Fund
Victory Virginia Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6) 2
Victory California Bond Fund
2
Victory Government Securities Fund
7
Victory Growth & Tax Strategy Fund
12
Victory New York Bond Fund
29
Victory Virginia Bond Fund
32
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
37
Statements of Operations
39
Statements of Changes in Net Assets
41
Financial Highlights
45
Notes to Financial Statements (Form N-CSR Item 7) 60

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory California Bond Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.9%)
California (96.6%):
Alameda Corridor Transportation Authority Revenue, Series A, 0.00%, 10/1/50, Continuously
Callable @100(a) ................................................... $ 1,250 $ 691
Albany Unified School District, GO, Series B, 4.00%, 8/1/46, Continuously Callable @100 .. 1,500 1,344
Bay Area Toll Authority Revenue, Series A, 3.88% (MUNIPSA+125bps), 4/1/36, (Put Date
4/1/27)(b)(c) ...................................................... 15,000 15,013
Burbank Unified School District, GO
4.30%, 8/1/33, Continuously Callable @100 ............................... 3,085 3,151
4.35%, 8/1/34, Continuously Callable @100 ............................... 3,000 3,052
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT, Series B,
5.25%, 7/1/54, Continuously Callable @100 ............................... 2,875 2,898
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.), Series B, 4.50%, 7/1/54, Continuously Callable @100 .... 1,000 897
California Community Choice Financing Authority Revenue
Series A, 5.00%, 1/1/56, (Put Date 5/1/35)(c) ............................... 1,000 1,034
Series D, 5.00%, 10/1/55, (Put Date 7/1/34)(c) .............................. 1,000 1,050
California Community Housing Agency Revenue, Series A, 5.00%, 8/1/50, Continuously
Callable @100(d) ................................................... 1,900 1,748
California County Tobacco Securitization Agency Revenue
4.00%, 6/1/49, Continuously Callable @100 ............................... 500 419
Series A, 4.00%, 6/1/49, Continuously Callable @100 ......................... 500 415
Series A, 4.00%, 6/1/49, Continuously Callable @100 ......................... 1,000 846
California Educational Facilities Authority Revenue
5.00%, 10/1/43, Continuously Callable @100 ............................... 2,000 2,018
5.00%, 10/1/48, Continuously Callable @100 ............................... 2,000 1,999
Series A, 5.00%, 10/1/37, Continuously Callable @100 ........................ 1,000 1,006
Series A, 4.25%, 11/1/50, Continuously Callable @100 ........................ 1,000 903
Series A, 5.00%, 10/1/52, Continuously Callable @100 ........................ 5,500 5,128
Series A, 5.50%, 10/1/53, Continuously Callable @100 ........................ 500 474
California Enterprise Development Authority Revenue
5.00%, 6/1/44, Continuously Callable @100(d) ............................. 750 710
4.00%, 11/1/49, Continuously Callable @100 ............................... 1,900 1,635
4.00%, 11/1/50, Continuously Callable @100 ............................... 680 587
4.00%, 6/1/54, Continuously Callable @100 ............................... 2,000 1,658
5.00%, 6/1/54, Continuously Callable @100(d) ............................. 1,985 1,805
California Health Facilities Financing Authority Revenue
Series A, 4.00%, 3/1/39, Continuously Callable @100 ......................... 7,375 6,505
Series A, 5.25%, 12/1/44, Continuously Callable @100 ........................ 1,300 1,301
Series A, 5.00%, 8/15/47, Continuously Callable @100 ........................ 2,900 2,695
Series A, 4.00%, 10/1/47, Continuously Callable @100 ........................ 10,000 8,270
Series A, 4.00%, 4/1/49, Pre-refunded 4/1/30 @ 100 .......................... 55 60
Series B, 4.00%, 11/15/41, Continuously Callable @100 ....................... 14,000 12,623
Series B, 5.25%, 11/15/53, Continuously Callable @100 ....................... 1,000 978
California Infrastructure & Economic Development Bank Revenue
4.00%, 7/1/50, Continuously Callable @100 ............................... 4,000 3,501
Series A, 5.25%, 7/1/54, Continuously Callable @100 ......................... 2,000 1,947
Series B, 5.00%, 11/1/57, Continuously Callable @100 ........................ 1,300 1,245
California Municipal Finance Authority Certificate of Participation (INS - Assured Guaranty
Corp.)
Series A, 5.25%, 11/1/36, Continuously Callable @100 ........................ 1,000 1,043
Series A, 5.25%, 11/1/52, Continuously Callable @100 ........................ 500 501
California Municipal Finance Authority Revenue
4.00%, 10/1/46, Continuously Callable @100 ............................... 6,500 5,389
4.00%, 10/1/46, Continuously Callable @100 ............................... 965 776
5.00%, 7/1/55, Continuously Callable @103 ............................... 1,000 977
Series A, 5.00%, 2/1/37, Continuously Callable @100 ......................... 750 753
Series A, 5.50%, 5/1/44, Continuously Callable @100(d) ...................... 290 284
Series A, 4.00%, 10/1/44, Continuously Callable @100 ........................ 2,000 1,700
Series A, 5.00%, 2/1/47, Continuously Callable @100 ......................... 2,000 1,951
Series A, 5.00%, 7/1/47, Continuously Callable @100 ......................... 1,000 937
Series A, 5.00%, 6/1/50, Continuously Callable @100 ......................... 1,000 935
Series A, 4.00%, 11/15/52, Continuously Callable @103 ....................... 750 558

Victory Portfolios III
Victory California Bond Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 5.00%, 4/1/54, Continuously Callable @103 ......................... $ 1,540 $ 1,442
Series A, 5.75%, 5/1/54, Continuously Callable @100(d) ...................... 710 692
Series A, 4.00%, 11/15/56, Continuously Callable @103 ....................... 1,100 797
Series A, 5.88%, 5/1/59, Continuously Callable @100(d) ...................... 305 308
California Municipal Finance Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
4.13%, 5/15/39, Continuously Callable @100 ............................... 1,900 1,890
4.13%, 5/15/46, Continuously Callable @100 ............................... 2,100 1,884
Series B, 5.00%, 5/15/47, Continuously Callable @102 ........................ 2,500 2,499
California Pollution Control Financing Authority Revenue, 5.00%, 11/21/45, Continuously
Callable @100(d) ................................................... 7,470 7,239
California Pollution Control Financing Authority Revenue AMT, 3.80%, 7/1/43, (Put Date
2/17/26)(c)(d) ..................................................... 500 495
California Public Finance Authority Revenue
5.00%, 10/15/37, Continuously Callable @100 .............................. 1,000 1,005
5.00%, 10/15/47, Continuously Callable @100 .............................. 3,000 2,729
Series A, 5.00%, 11/1/54, Continuously Callable @100 ........................ 1,000 947
California School Finance Authority Revenue
5.00%, 8/1/41, Continuously Callable @100(d) ............................. 1,600 1,522
5.00%, 8/1/46, Continuously Callable @100(d) ............................. 2,050 1,854
5.00%, 7/1/49, Continuously Callable @103(d) ............................. 1,000 960
Series A, 5.00%, 7/1/47, Continuously Callable @100(d) ...................... 1,370 1,303
Series A, 5.00%, 6/1/54, Continuously Callable @100(d) ...................... 650 580
Series A, 5.00%, 6/1/54, Continuously Callable @100(d) ...................... 900 789
Series A, 5.00%, 7/1/54, Continuously Callable @100(d) ...................... 1,050 994
Series A, 5.00%, 7/1/54, Continuously Callable @100(d) ...................... 3,150 2,924
Series A, 5.00%, 7/1/55, Continuously Callable @100(d) ...................... 2,000 1,855
Series IS, 5.00%, 8/1/42, Continuously Callable @100(d) ...................... 1,000 959
Series IS, 5.00%, 8/1/52, Continuously Callable @100(d) ...................... 1,000 900
California Statewide Communities Development Authority Revenue
5.00%, 5/15/40, Continuously Callable @100 ............................... 2,750 2,727
5.00%, 10/1/46, Continuously Callable @100 ............................... 2,750 2,724
5.00%, 1/1/48, Continuously Callable @100 ............................... 1,995 1,997
5.00%, 7/1/48, Continuously Callable @100 ............................... 4,000 4,008
Series A, 4.00%, 4/1/45, Continuously Callable @100 ......................... 1,500 1,291
Series A, 5.00%, 5/15/47, Continuously Callable @100 ........................ 2,000 1,915
Series A, 4.00%, 8/15/51, Continuously Callable @100 ........................ 3,000 2,544
Series A, 5.00%, 12/1/53, Continuously Callable @100 ........................ 1,000 998
Series A, 5.00%, 12/1/57, Continuously Callable @100 ........................ 2,500 2,478
California Statewide Communities Development Authority Revenue (INS - Assured Guaranty
Corp.), Series A, 5.25%, 8/15/52, Continuously Callable @100 .................. 1,000 1,008
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program), 4.00%, 11/1/46, Continuously
Callable @100 ..................................................... 4,000 3,442
California Statewide Communities Development Authority Special Tax, Series A, 5.00%,
9/2/55, Continuously Callable @100 ..................................... 1,255 1,216
Centinela Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.),
Series B, 4.00%, 8/1/50, Continuously Callable @100 ......................... 9,500 8,221
City & County of San Francisco Community Facilities District No. 2014-1 Special Tax, Series
A, 5.00%, 9/1/52, Continuously Callable @100 ............................. 750 756
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%,
9/1/52, Callable 9/1/28 @ 103(d) ........................................ 1,750 1,397
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Tax
Allocation
Series A, 5.00%, 9/1/52, Continuously Callable @100(d) ...................... 1,250 1,121
Series B, 5.00%, 9/1/52, Continuously Callable @100(d) ...................... 640 563
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 5/1/43, Continuously Callable @100 ............................... 1,300 1,302
City of Fillmore Wastewater Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
5/1/47, Continuously Callable @100 ..................................... 2,000 2,008
City of Los Angeles Department of Airports Revenue AMT
Series A, 5.00%, 5/15/55, Continuously Callable @100 ........................ 1,500 1,474
Series C, 4.00%, 5/15/50, Continuously Callable @100 ........................ 1,840 1,550

Victory Portfolios III
Victory California Bond Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
City of Sacramento Special Tax, 5.38%, 9/1/52, Continuously Callable @103(d) .......... $ 2,000 $ 1,928
City of San Mateo Special Tax (INS - Build America Mutual Assurance Co.), Series 2008-1,
5.25%, 9/1/44, Continuously Callable @100 ............................... 4,000 4,118
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.), 4.00%, 11/15/44,
Continuously Callable @100 ........................................... 5,000 4,623
City of Upland Certificate of Participation
4.00%, 1/1/42, Continuously Callable @100 ............................... 3,000 2,537
5.00%, 1/1/47, Continuously Callable @100 ............................... 2,000 1,848
City of West Sacramento CA Enhanced Infrastructure Financing District No. 1 Tax Allocation
(INS - Assured Guaranty Municipal Corp.), 5.00%, 9/1/55, Continuously Callable @100 1,000 986
County of Sacramento CA Airport System Revenue AMT, Series D, 5.25%, 7/1/50,
Continuously Callable @100 ........................................... 2,000 2,007
Foothill-Eastern Transportation Corridor Agency Revenue, Series B-2, 3.50%, 1/15/53,
Continuously Callable @100 ........................................... 1,500 1,179
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.)
1/15/34(e) ........................................................ 15,000 11,234
1/15/35(e) ........................................................ 7,500 5,346
Golden State Tobacco Securitization Corp. Revenue, Series B, 5.00%, 6/1/51, Continuously
Callable @100 ..................................................... 1,000 975
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/31,
Continuously Callable @100 ........................................... 2,940 2,944
Inglewood Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series A,
4.00%, 8/1/46, Continuously Callable @100 ............................... 3,550 3,275
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series C, 4.00%, 8/1/37, Continuously Callable @100 ......................... 450 445
Series C, 4.00%, 8/1/39, Continuously Callable @100 ......................... 450 445
Irvine Unified School District Special Tax
Series A, 5.00%, 9/1/45, Continuously Callable @100 ......................... 2,990 3,000
Series B, 5.00%, 9/1/42, Continuously Callable @100 ......................... 995 1,014
Series B, 5.00%, 9/1/47, Continuously Callable @100 ......................... 995 996
Series C, 5.00%, 9/1/42, Continuously Callable @100 ......................... 995 995
Series C, 5.00%, 9/1/47, Continuously Callable @100 ......................... 520 510
Series D, 5.00%, 9/1/49, Continuously Callable @100 ........................ 995 990
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.)
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 1,790 1,516
Series A, 5.00%, 9/1/56, Continuously Callable @100 ......................... 5,970 5,962
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS
- Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/52, Continuously Callable
@100 ........................................................... 1,500 1,316
Los Angeles Housing Authority Revenue, Series A, 4.40%, 12/1/54, Continuously Callable
@100 ........................................................... 2,000 1,697
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.),
Series 2024-DBE-8152, 2.45%, 7/1/54, (Put Date 9/4/2025)(c)(d)(f) ............... 900 900
Manteca Unified School District Special Tax, Series A, 5.00%, 9/1/54, Continuously Callable
@100 ........................................................... 2,000 1,874
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build
America Mutual Assurance Co.), Series A, 4.00%, 8/1/41, Continuously Callable @100 5,790 5,424
Middle Fork Project Finance Authority Revenue, 5.00%, 4/1/33, Continuously Callable @100 2,205 2,289
Monrovia Financing Authority Revenue, 5.00%, 12/1/45, Continuously Callable @100 ..... 3,435 3,456
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
12/1/45, Continuously Callable @100 .................................... 2,345 2,359
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series
B, 5.00%, 8/1/47, Continuously Callable @100 ............................. 6,500 6,520
Mountain View School District/Los Angeles County, GO (INS - Build America Mutual
Assurance Co.), Series B, 5.00%, 8/1/48, Continuously Callable @100 ............. 3,315 3,281
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee
Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100 ........................ 5,000 5,007
Series A, 5.00%, 10/1/35, Continuously Callable @100 ........................ 3,500 3,504
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.),
Series C, 8/1/30(e) .................................................. 7,500 6,539
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.), Series A, 8/1/31(e) ....... 12,230 9,542

Victory Portfolios III
Victory California Bond Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Palomar Health, GO (INS - National Public Finance Guarantee Corp.), Series A, 8/1/26(e) ... $ 5,500 $ 5,256
Perris Union High School District, GO (INS - Assured Guaranty Corp.), Series A, 4.00%,
9/1/48, Continuously Callable @100 ..................................... 5,000 4,515
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.), 4.00%,
9/1/50, Continuously Callable @100 ..................................... 4,750 4,176
Regents of the University of California Medical Center Pooled Revenue (NBGA - University
of California Medical Center), Series O-1, 1.90%, 5/15/45, (Put Date 9/4/2025)(c)(f) ... 2,120 2,120
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.), Series B,
4.00%, 8/1/45, Continuously Callable @100 ............................... 2,800 2,498
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Corp.), Series
A-1, 5.25%, 9/1/52, Continuously Callable @103 ............................ 1,500 1,537
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Municipal
Corp.), Series 2016-1, 5.25%, 9/1/52, Continuously Callable @103 ............... 2,000 2,034
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.),
Series A, 5.00%, 9/1/41, Continuously Callable @100 ......................... 2,000 2,019
Sacramento Area Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.), 5.00%, 10/1/44, Continuously Callable @100 ................... 2,000 2,003
San Diego County Regional Airport Authority Revenue, Series A, 5.00%, 7/1/47, Continuously
Callable @100 ..................................................... 1,500 1,504
San Diego County Regional Airport Authority Revenue AMT
Series B, 4.00%, 7/1/46, Continuously Callable @100 ......................... 3,000 2,547
Series B, 5.00%, 7/1/51, Continuously Callable @100 ......................... 1,685 1,669
Series B, 5.50%, 7/1/55, Continuously Callable @100 ......................... 1,500 1,554
Series B, 5.00%, 7/1/56, Continuously Callable @100 ......................... 5,250 5,152
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT
Series A, 5.25%, 5/1/49, Continuously Callable @100 ......................... 1,400 1,423
Series A, 5.50%, 5/1/55, Continuously Callable @100 ......................... 12,000 12,370
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS - Build America
Mutual Assurance Co.), Series A, 5.00%, 2/1/38, Continuously Callable @100 ....... 5,000 5,007
Santa Clarita Community College District, GO, 4.00%, 8/1/46, Continuously Callable @100 . 5,250 4,695
Stockton Public Financing Authority Revenue
4.00%, 3/1/40, Continuously Callable @100 ............................... 920 801
5.00%, 3/1/47, Continuously Callable @100 ............................... 4,385 4,040
Sweetwater Union High School District, GO, Series 2018-A1, 5.00%, 8/1/52, Continuously
Callable @100 ..................................................... 1,000 1,029
Tahoe-Truckee Unified School District Certificate of Participation (INS - Build America
Mutual Assurance Co.), 4.00%, 6/1/43, Continuously Callable @100 .............. 1,000 924
Tobacco Securitization Authority of Southern California Revenue
5.00%, 6/1/48, Continuously Callable @100 ............................... 655 605
5.00%, 6/1/48, Continuously Callable @100 ............................... 2,175 2,094
Transbay Joint Powers Authority Tax Allocation, Series A, 5.00%, 10/1/49, Continuously
Callable @100 ..................................................... 800 736
University of California Revenue, Series AL-2, 1.45%, 5/15/48, (Put Date 9/4/2025)(c)(f) ... 4,900 4,900
Vacaville Unified School District, GO, Series D, 4.00%, 8/1/45, Continuously Callable @100 1,850 1,683
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series C,
4.00%, 8/1/45, Continuously Callable @100 ............................... 4,475 3,992
Washington Township Health Care District Revenue
Series A, 5.00%, 7/1/42, Continuously Callable @100 ......................... 1,000 956
Series A, 5.75%, 7/1/53, Continuously Callable @100 ......................... 1,500 1,522
Washington Township Health Care District, GO, Series A, 4.00%, 8/1/51, Continuously
Callable @100 ..................................................... 3,280 2,717
West Contra Costa Unified School District, GO, Series B, 5.00%, 8/1/54, Continuously
Callable @100 ..................................................... 1,000 1,010
388,386
Guam (1.6%):
Antonio B Won Pat International Airport Authority Revenue AMT, Series A, 5.25%, 10/1/41,
Continuously Callable @100 ........................................... 100 103
Guam Government Waterworks Authority Revenue, Series A, 5.50%, 7/1/55, Continuously
Callable @100 ..................................................... 750 763
Guam Power Authority Revenue
Series A, 5.00%, 10/1/40, Continuously Callable @100 ........................ 2,800 2,777

Victory Portfolios III
Victory California Bond Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A, 5.00%, 10/1/41, Continuously Callable @100 ........................ $ 2,635 $ 2,675
6,318
Virgin Islands (0.7%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/33(d) ................... 3,000 3,000
Total Municipal Bonds (Cost $421,863)
a
a
a
397,704
Total Investments (Cost $421,863) — 98.9% 397,704
Other assets in excess of liabilities —  1.1% 4,419
NET ASSETS - 100.00% $ 402,123
(a) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(b) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2025.
(c) Put Bond.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2025, the fair value of these securities was
$36,830 (thousands) and amounted to 9.2% of net assets.
(e) Zero-coupon bond.
(f) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
MUNIPSA
—
SIFMA Municipal Swap Index Yield
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Government Securities Fund
7
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (1.5%)
ABS Other (0.8%):
Consumers 2014 Securitization Funding LLC , Series 2014-A , Class A3 , 3 .53% , 5/1/29 ..... $ 2,517 $ 2,492
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 4,000 3,913
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 3,160 2,819
9,224
Agency ABS Other (0.7%):
Nelnet Student Loan Trust ................................................
Series 2006-3 , Class B , 4 .85% ( SOFR90A + 51 bps ) , 6/25/41 , Callable 9/25/25 @ 100 (a) 1,214 1,090
Series 2015-3A , Class A2 , 5 .06% ( SOFR30A + 71 bps ) , 2/27/51 , Callable 2/25/30 @
100 (a) (b) ......................................................... 741 740
Series 2019-5 , Class A , 2 .53% , 10/25/67 , Callable 3/25/33 @ 100 (b) .............. 3,347 3,062
SLM Student Loan Trust ..................................................
Series 2006-4 , Class B , 4 .80% ( SOFR90A + 46 bps ) , 1/25/70 , Callable 4/25/31 @ 100 (a) 1,895 1,785
Series 2013-6 , Class A3 , 5 .11% ( SOFR30A + 76 bps ) , 6/26/28 (a) .................. 1,524 1,508
8,185
Total Asset-Backed Securities (Cost $18,000)
a
a
a
17,409
Collateralized Mortgage Obligations (16.1%)
Agency CMO (0.2%):
Federal Home Loan Mortgage Corporation , Series 4772 , Class ZG , 4 .50% , 12/15/47 ....... 2,119 2,079
Agency CMO Floating (0.5%):
Federal Home Loan Mortgage Corporation .....................................
Series 3134 , Class FA , 4 .76% ( SOFR30A + 41 bps ) , 3/15/36 (a) ................... 240 238
Series 4023 , Class PF , 5 .01% ( SOFR30A + 66 bps ) , 10/15/41 (a) ................... 201 201
Series 5522 , Class BF , 5 .40% ( SOFR30A + 105 bps ) , 3/25/55 (a) .................. 2,765 2,758
Series 5525 , Class FA , 5 .55% ( SOFR30A + 120 bps ) , 4/25/55 (a) .................. 1,844 1,840
Federal National Mortgage Association .......................................
Series 2005-29 , Class FY , 4 .76% ( SOFR30A + 41 bps ) , 4/25/35 (a) ................. 412 409
Series 2007-84 , Class F , 4 .76% ( SOFR30A + 41 bps ) , 8/25/37 (a) .................. 271 267
5,713
Agency CMO Other (5.3%):
Federal Home Loan Mortgage Corporation .....................................
Series 4623 , Class H , 2 .50% , 11/15/44 .................................... 918 852
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 2,923 2,965
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 2,568 2,550
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 2,541 2,564
Series 5547 , Class V , 5 .00% , 4/25/39 ..................................... 2,975 2,999
Federal National Mortgage Association .......................................
Series 2012-100 , Class BA , 1 .50% , 9/25/27 ................................ 70 68
Series 2012-102 , Class GA , 1 .38% , 9/25/27 ................................ 122 119
Series 2012-103 , Class HB , 1 .50% , 9/25/27 ................................ 79 77
Series 2012-107 , Class GC , 1 .50% , 10/25/27 ............................... 120 117
Series 2012-73 , Class DC , 1 .50% , 7/25/27 ................................. 203 199
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 955 964
Series 2022-M12 , Class A , 3 .09% , 12/25/28 (c) .............................. 5,506 5,358
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 2,697 2,697
Series 2025-33 , Class P , 5 .00% , 5/25/54 ................................... 2,896 2,902
Series 2025-40 , Class B , 5 .00% , 10/25/50 ................................. 1,908 1,909
Government National Mortgage Association ....................................
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 2,448 2,160
Series 2022-68 , Class WQ , 3 .76% , 5/20/50 (c) .............................. 3,684 3,573
Series 2022-90 , Class QU , 4 .00% , 11/20/49 ................................ 5,396 5,229
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 3,334 3,361
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 1,338 1,346
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 1,658 1,658
Series 2023-149 , Class D , 5 .50% , 9/20/47 ................................. 946 958
Series 2023-196 , Class E , 3 .00% , 9/20/48 ................................. 3,232 3,069
Series 2023-53 , Class QA , 5 .00% , 6/20/49 ................................. 2,909 2,914
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 2,749 2,721

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-19 , Class AD , 5 .00% , 6/20/53 ................................. $ 568 $ 568
Series 2024-20 , Class PA , 4 .50% , 2/20/54 ................................. 1,560 1,550
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 1,560 1,560
Series 2025-98 , Class ET , 4 .50% , 6/20/65 ................................. 2,851 2,831
59,838
Agency Commercial MBS (10.1%):
Federal Home Loan Mortgage Corporation .....................................
Series K051 , Class A2 , 3 .31% , 9/25/25 ................................... 2,775 2,774
Series K057 , Class A2 , 2 .57% , 7/25/26 ................................... 6,445 6,359
Series K080 , Class A2 , 3 .93% , 7/25/28 (c) ................................. 15,000 14,997
Series K126 , Class A2 , 2 .07% , 1/25/31 ................................... 2,860 2,585
Series K136 , Class A2 , 2 .13% , 11/25/31 ................................... 5,000 4,439
Series K141 , Class A2 , 2 .25% , 2/25/32 ................................... 2,000 1,781
Series K142 , Class A2 , 2 .40% , 3/25/32 ................................... 3,000 2,690
Series K143 , Class A2 , 2 .35% , 3/25/32 ................................... 5,000 4,464
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 5,183 4,648
Series K145 , Class A2 , 2 .58% , 5/25/32 ................................... 3,423 3,090
Series K146 , Class A2 , 2 .92% , 6/25/32 ................................... 3,000 2,763
Series K147 , Class A2 , 3 .00% , 6/25/32 (c) ................................. 3,000 2,775
Series K149 , Class A2 , 3 .53% , 8/25/32 ................................... 3,000 2,862
Series K523 , Class AS , 4 .89% ( SOFR30A + 55 bps ) , 4/25/29 (a) ................... 2,998 2,999
Series K536 , Class AS , 4 .84% ( SOFR30A + 50 bps ) , 11/25/29 (a) .................. 2,750 2,750
Series K733 , Class AM , 3 .75% , 9/25/25 ................................... 1,184 1,184
Series K759 , Class A2 , 4 .80% , 1/25/32 (c) ................................. 3,000 3,091
Series KC03 , Class A2 , 3 .50% , 1/25/26 ................................... 4,221 4,202
Series KPLB2 , Class A , 4 .83% , 6/25/33 (d) ................................. 5,000 5,130
Federal National Mortgage Association .......................................
Series 2016-M5 , Class A2 , 2 .47% , 4/25/26 ................................. 2,357 2,331
Series 2017-M12 , Class A2 , 3 .16% , 6/25/27 (c) .............................. 3,655 3,596
Series 2017-M8 , Class A2 , 3 .06% , 5/25/27 (c) ............................... 5,851 5,758
Series 2018-M10 , Class A2 , 3 .47% , 7/25/28 (c) .............................. 7,796 7,689
Series 2018-M4 , Class A2 , 3 .16% , 3/25/28 (c) ............................... 2,008 1,969
Series 2021-M3G , Class A2 , 1 .29% , 1/25/31 (c) ............................. 3,000 2,599
Series 2022-M13 , Class A2 , 2 .68% , 6/25/32 ................................ 8,671 7,816
Series 2022-M3 , Class A2 , 1 .76% , 11/25/31 (c) .............................. 4,000 3,445
Series 2023-M4 , Class A2 , 3 .89% , 9/25/32 (c) ............................... 4,000 3,865
114,651
Total Collateralized Mortgage Obligations (Cost $180,287)
a
a
a
182,281
Corporate Bonds (0.9%)
Energy (0.3%):
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 3,294 3,338
Financials (0.2%):
Swepco Storm Recovery Funding LLC , 4 .88% , 9/1/39 ............................ 2,234 2,230
Utilities (0.4%):
Tennessee Valley Authority , 3 .50% , 12/15/42 ................................... 5,000 4,062
Total Corporate Bonds (Cost $9,878)
a
a
a
9,630
Municipal Bonds (0.7%)
Hawaii (0.2%):
State of Hawaii Department of Business Economic Development & Tourism Revenue , Series
A-2 , 3 .24% , 1/1/31 .................................................. 160 158
State of Hawaii, GO , Series GN , 4 .94% , 10/1/37 , Continuously Callable @100 ........... 2,000 2,006
2,164
Louisiana (0.5%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A , 4 .15% , 2/1/33 .............................................. 3,000 2,979
Series A , 4 .28% , 2/1/36 .............................................. 2,000 1,948

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A1-A3 , 5 .08% , 6/1/31 ........................................... $ 633 $ 643
5,570
Texas (0.0%):(e)
State of Texas, GO , 4 .86% , 10/1/35 , Continuously Callable @100 .................... 500 512
Total Municipal Bonds (Cost $8,291)
a
a
a
8,246
U.S. Government Agency Mortgages (48.9%)
Federal Farm Credit Banks Funding Corporation
4 .58% , 4/2/29 ..................................................... 1,500 1,499
5 .14% , 10/30/34 .................................................... 3,000 2,989
2 .55% , 12/21/34 .................................................... 3,000 2,514
2 .20% , 9/2/36 ..................................................... 2,000 1,559
5 .60% , 8/5/39 ..................................................... 4,000 3,998
6 .19% , 6/17/44 .................................................... 2,500 2,500
15,059
Federal Home Loan Banks
1 .75% , 8/16/27 (c) (f) ................................................. 1,000 966
5 .25% , 9/25/34 .................................................... 3,000 2,981
3,947
Federal Home Loan Mortgage Corporation
4 .05% , 10/1/29 .................................................... 4,000 3,972
4 .40% , 11/1/29 ..................................................... 3,355 3,374
3 .00% , 3/1/32 - 5/1/52 ............................................... 16,741 15,132
3 .50% , 10/1/33 - 7/1/52 .............................................. 19,031 17,565
4 .00% , 10/1/33 - 12/1/52 ............................................. 23,132 22,161
5 .50% , 12/1/35 - 1/1/55 .............................................. 27,233 27,511
1 .50% , 4/1/37 ..................................................... 2,755 2,459
5 .00% , 3/1/38 - 8/1/55 ............................................... 47,538 47,249
2 .50% , 5/1/42 ..................................................... 2,347 2,083
4 .50% , 11/1/42 - 5/1/55 .............................................. 11,011 10,706
3 .97% ( SOFR30A + 226 bps ) , 8/1/52 (a) .................................... 6,056 5,954
6 .50% , 2/1/53 ..................................................... 2,692 2,800
6 .00% , 8/1/53 - 3/1/55 ............................................... 12,787 13,094
174,060
Federal National Mortgage Association
2 .25% , 11/1/26 ..................................................... 1,734 1,695
3 .00% , 2/1/27 - 4/1/52 ............................................... 18,703 16,503
2 .48% , 11/1/29 ..................................................... 871 816
1 .74% , 2/1/31 ..................................................... 2,987 2,610
1 .64% , 9/1/31 ..................................................... 1,250 1,075
1 .21% , 10/1/32 (c) .................................................. 2,329 2,036
2 .13% , 1/1/34 ..................................................... 4,000 3,400
5 .00% , 12/1/35 - 5/1/55 .............................................. 25,181 25,097
1 .50% , 3/1/37 ..................................................... 2,568 2,300
5 .50% , 11/1/37 - 7/1/55 .............................................. 33,965 34,300
4 .50% , 1/1/38 - 2/1/55 ............................................... 33,522 32,493
4 .00% , 4/1/38 - 12/1/54 .............................................. 39,478 37,269
6 .00% , 5/1/38 - 11/1/54 .............................................. 2,589 2,667
2 .50% , 6/1/41 - 3/1/52 ............................................... 19,030 16,206
3 .50% , 1/1/42 - 7/1/52 ............................................... 30,548 28,069
3 .48% , 7/1/42 ..................................................... 511 467
2 .44% , 10/1/51 .................................................... 2,575 1,664
2 .00% , 11/1/51 - 12/1/51 .............................................. 23,451 18,804
227,471

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Government National Mortgage Association
7 .00% , 5/15/27 - 7/15/32 ............................................. $ 238 $ 246
8 .00% , 5/15/27 - 9/15/30 ............................................. 86 90
7 .50% , 2/15/28 - 10/20/54 ............................................. 3,557 3,592
6 .00% , 4/15/28 - 10/20/53 ............................................. 6,679 6,938
6 .50% , 5/15/28 - 8/20/34 ............................................. 872 912
6 .75% , 5/15/28 .................................................... 2 2
5 .50% , 4/20/33 - 2/20/54 ............................................. 19,866 20,262
5 .00% , 5/20/33 - 11/20/54 ............................................. 15,226 15,198
4 .50% , 9/15/39 - 9/20/53 ............................................. 18,646 18,269
4 .00% , 7/15/40 - 11/20/40 ............................................. 1,594 1,535
2 .50% , 2/20/50 - 7/20/53 ............................................. 36,491 31,040
3 .00% , 8/20/51 - 12/20/53 ............................................. 25,589 22,607
3 .50% , 4/20/52 - 6/20/52 ............................................. 3,318 3,000
123,691
Small Business Administration Pools
4 .65% ( PRIME - 285 bps ) , 9/25/31 (a) ..................................... 2,277 2,264
7 .13% ( PRIME - 38 bps ) , 2/25/32 (a) ...................................... 2,026 2,093
8 .38% ( PRIME + 88 bps ) , 2/25/32 (a) ...................................... 1,420 1,494
9 .10% ( PRIME + 160 bps ) , 2/25/32 (a) ..................................... 1,885 2,005
7 .63% ( PRIME + 13 bps ) , 6/25/32 (a) ...................................... 1,265 1,317
5 .00% ( PRIME - 250 bps ) , 9/25/32 (a) ..................................... 1,931 1,930
5 .75% ( PRIME - 175 bps ) , 10/25/34 (a) ..................................... 852 863
11,966
Total U.S. Government Agency Mortgages (Cost $574,044)
a
a
a
556,194
U.S. Treasury Obligations (30.8%)
U.S. Treasury Bonds
5 .25% , 2/15/29 .................................................... 5,000 5,270
1 .75% , 8/15/41 .................................................... 7,000 4,634
2 .00% , 11/15/41 .................................................... 5,000 3,427
3 .38% , 8/15/42 .................................................... 5,000 4,170
3 .75% , 11/15/43 .................................................... 6,000 5,195
3 .00% , 5/15/45 .................................................... 8,000 6,065
5 .00% , 5/15/45 .................................................... 5,000 5,084
U.S. Treasury Notes
0 .38% , 1/31/26 .................................................... 6,000 5,908
3 .63% , 5/15/26 .................................................... 5,200 5,188
0 .75% , 5/31/26 .................................................... 4,000 3,906
1 .38% , 8/31/26 .................................................... 7,000 6,830
1 .88% , 2/28/27 .................................................... 10,250 9,976
2 .75% , 4/30/27 .................................................... 10,000 9,851
2 .63% , 5/31/27 .................................................... 10,500 10,315
3 .13% , 8/31/27 .................................................... 13,000 12,877
4 .13% , 9/30/27 .................................................... 6,000 6,061
1 .13% , 2/29/28 .................................................... 7,500 7,062
1 .25% , 4/30/28 .................................................... 5,000 4,706
1 .25% , 5/31/28 .................................................... 5,000 4,697
1 .13% , 8/31/28 .................................................... 5,000 4,652
1 .25% , 9/30/28 .................................................... 3,500 3,263
1 .38% , 10/31/28 .................................................... 8,200 7,660
2 .63% , 2/15/29 .................................................... 12,000 11,620
2 .38% , 3/31/29 .................................................... 14,100 13,521
2 .88% , 4/30/29 .................................................... 16,000 15,595
2 .38% , 5/15/29 .................................................... 11,300 10,817
2 .75% , 5/31/29 .................................................... 13,750 13,333
3 .88% , 11/30/29 .................................................... 14,000 14,119
3 .88% , 12/31/29 .................................................... 8,000 8,070
3 .50% , 1/31/30 .................................................... 10,000 9,933
4 .88% , 10/31/30 .................................................... 11,000 11,589
0 .88% , 11/15/30 .................................................... 15,000 13,004
1 .63% , 5/15/31 .................................................... 10,000 8,902

Victory Portfolios III
Victory Government Securities Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
1 .25% , 8/15/31 .................................................... $ 21,000 $ 18,147
2 .88% , 5/15/32 .................................................... 13,000 12,212
4 .13% , 11/15/32 .................................................... 13,000 13,146
3 .50% , 2/15/33 .................................................... 15,000 14,541
3 .38% , 5/15/33 .................................................... 18,000 17,255
3 .88% , 8/15/34 .................................................... 8,000 7,844
Total U.S. Treasury Obligations (Cost $356,717)
a
a
a
350,445
Shares
Investment Companies (0.1%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 4 .14% (g) ............ 620,263 620
Total Investment Companies (Cost $620)
a
a
a
620
Principal Amount
(000)
Repurchase Agreements (0.5%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co. , 4 .31% , purchased on
8/29/25, with a maturity date of 9/2/25, with a repurchase value of $6,003 (collateralized by
U.S. Treasury Bonds , 4.25%, due 2/15/54, with a value of $6,120) .................... 6,000 6,000
Total Repurchase Agreements (Cost $6,000)
a
a
a
6,000
Total Investments (Cost $1,153,837) — 99.5% 1,130,825
Other assets in excess of liabilities —  0.5% 5,899
NET ASSETS - 100.00% $ 1,136,724
(a) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2025.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2025, the fair value of these securities was
$3,802 (thousands) and amounted to 0.3% of net assets.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2025.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(g) Rate disclosed is the daily yield on August 31, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
LLC
—
Limited Liability Company
MBS
—
Mortgage-Backed Securities
PRIME
—
US Prime rate, rate disclosed as of August 31, 2025.
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of August 31, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of August 31, 2025.

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Growth and Tax Strategy Fund
12
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (47.1%)
Communication Services (5.1%):
Alphabet, Inc., Class A ................................................... 35,923 $ 7,648
Alphabet, Inc., Class C ................................................... 53,042 11,326
AT&T, Inc. ........................................................... 2,783 81
Charter Communications, Inc., Class A(a) ..................................... 189 50
Comcast Corp., Class A .................................................. 29,196 992
Electronic Arts, Inc. ..................................................... 1,990 342
Live Nation Entertainment, Inc.(a) ........................................... 1,691 282
Meta Platforms, Inc., Class A .............................................. 18,645 13,773
Netflix, Inc.(a) ......................................................... 4,968 6,003
News Corp., Class A ..................................................... 2,721 80
Omnicom Group, Inc. .................................................... 1,760 138
Ralliant Corp. ......................................................... 611 26
The Interpublic Group of Cos., Inc. .......................................... 2,760 74
The Walt Disney Co. .................................................... 13,618 1,612
T-Mobile US, Inc. ...................................................... 3,497 881
43,308
Consumer Discretionary (4.9%):
Amazon.com, Inc.(a) .................................................... 76,433 17,503
AutoZone, Inc.(a) ....................................................... 236 991
Bath & Body Works, Inc. ................................................. 1,449 42
Best Buy Co., Inc. ...................................................... 1,247 92
Booking Holdings, Inc. ................................................... 416 2,329
CarMax, Inc.(a) ........................................................ 1,130 69
Carnival Corp.(a) ....................................................... 2,770 88
Chipotle Mexican Grill, Inc.(a) ............................................. 16,242 684
D.R. Horton, Inc. ....................................................... 3,028 513
Darden Restaurants, Inc. .................................................. 1,474 305
eBay, Inc. ............................................................ 6,771 614
Expedia Group, Inc. ..................................................... 575 124
Ford Motor Co. ........................................................ 14,951 176
Garmin Ltd. ........................................................... 1,028 249
Genuine Parts Co. ...................................................... 1,110 155
Hasbro, Inc. ........................................................... 1,004 82
Hilton Worldwide Holdings, Inc. ............................................ 3,004 829
Lennar Corp., Class A .................................................... 1,491 199
Lennar Corp., Class B ................................................... 1 —(b)
Lowe's Cos., Inc. ....................................................... 7,215 1,862
Marriott International, Inc., Class A .......................................... 2,951 791
McDonald's Corp. ...................................................... 6,165 1,933
NIKE, Inc., Class B ..................................................... 9,000 696
O'Reilly Automotive, Inc.(a) ............................................... 11,565 1,199
PulteGroup, Inc. ........................................................ 2,359 311
Ralph Lauren Corp. ..................................................... 420 125
Ross Stores, Inc. ....................................................... 2,808 413
Royal Caribbean Cruises Ltd. .............................................. 2,197 798
Starbucks Corp. ........................................................ 10,260 905
Tapestry, Inc. .......................................................... 3,019 307
Tesla, Inc.(a) .......................................................... 2,928 978
The Home Depot, Inc. ................................................... 10,473 4,260
The TJX Cos., Inc. ...................................................... 9,986 1,364
Tractor Supply Co. ...................................................... 6,907 427
Victoria's Secret & Co.(a) ................................................. 1 —(b)
Wynn Resorts Ltd. ...................................................... 87 11
Yum! Brands, Inc. ...................................................... 2,220 326
41,750
Consumer Staples (2.0%):
Altria Group, Inc. ....................................................... 11,731 788
Brown-Forman Corp., Class B ............................................. 316 10
Colgate-Palmolive Co. ................................................... 5,377 452
Constellation Brands, Inc., Class A .......................................... 980 159

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Costco Wholesale Corp. .................................................. 4,112 $ 3,879
Kimberly-Clark Corp. .................................................... 480 62
Mondelez International, Inc., Class A ......................................... 10,190 626
Monster Beverage Corp.(a) ................................................ 3,722 232
PepsiCo, Inc. .......................................................... 2,100 312
Philip Morris International, Inc. ............................................. 9,877 1,651
Sysco Corp. ........................................................... 3,290 265
The Coca-Cola Co. ...................................................... 23,340 1,610
The Estee Lauder Cos., Inc. ............................................... 1,480 136
The Hershey Co. ....................................................... 910 167
The J.M. Smucker Co. ................................................... 785 87
The Kroger Co. ........................................................ 7,825 531
The Procter & Gamble Co. ................................................ 16,183 2,541
Tyson Foods, Inc., Class A ................................................ 1,740 99
Walmart, Inc. .......................................................... 39,279 3,809
17,416
Energy (1.2%):
Baker Hughes Co. ...................................................... 8,513 386
Chevron Corp. ......................................................... 3,466 557
ConocoPhillips Co. ..................................................... 12,984 1,285
Coterra Energy, Inc. ..................................................... 2,120 52
Devon Energy Corp. ..................................................... 4,751 171
Diamondback Energy, Inc. ................................................ 2,110 314
EOG Resources, Inc. .................................................... 3,683 460
Exxon Mobil Corp. ..................................................... 35,349 4,040
Marathon Petroleum Corp. ................................................ 6,445 1,158
Occidental Petroleum Corp. ............................................... 1,424 68
ONEOK, Inc. .......................................................... 5,513 421
Phillips 66 Co. ......................................................... 2,813 376
The Williams Cos., Inc. .................................................. 14,335 830
Valero Energy Corp. ..................................................... 2,568 390
10,508
Financials (7.6%):
Aflac, Inc. ............................................................ 6,523 697
American Express Co. ................................................... 6,406 2,122
American International Group, Inc. .......................................... 6,463 526
Ameriprise Financial, Inc. ................................................. 1,152 593
Aon PLC, Class A ...................................................... 2,315 850
Arthur J. Gallagher & Co. ................................................. 2,370 717
Bank of America Corp. ................................................... 80,661 4,093
Berkshire Hathaway, Inc., Class B(a) ......................................... 16,329 8,213
Blackrock, Inc. ........................................................ 1,116 1,258
Capital One Financial Corp. ............................................... 8,261 1,877
Chubb Ltd. ........................................................... 3,365 926
Cincinnati Financial Corp. ................................................ 970 149
Citigroup, Inc. ......................................................... 838 81
CME Group, Inc. ....................................................... 1,700 453
Comerica, Inc. ......................................................... 1,299 92
Fidelity National Information Services, Inc. .................................... 1,180 82
Fifth Third Bancorp ..................................................... 5,810 266
Fiserv, Inc.(a) .......................................................... 3,400 470
Global Payments, Inc. .................................................... 783 70
Huntington Bancshares, Inc. ............................................... 1,619 29
Intercontinental Exchange, Inc. ............................................. 5,129 906
JPMorgan Chase & Co. .................................................. 30,491 9,191
KeyCorp ............................................................. 2,645 51
Lincoln National Corp. ................................................... 1,733 74
Loews Corp. .......................................................... 2,090 202
M&T Bank Corp. ....................................................... 660 133
Marsh & McLennan Cos., Inc. ............................................. 5,030 1,035
Mastercard, Inc., Class A ................................................. 8,421 5,013
MetLife, Inc. .......................................................... 4,334 353

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Millrose Properties, Inc. .................................................. 1,333 $ 47
Moody's Corp. ......................................................... 1,532 781
Morgan Stanley ........................................................ 14,862 2,236
MSCI, Inc. ........................................................... 991 563
Nasdaq, Inc. .......................................................... 3,477 329
Northern Trust Corp. .................................................... 40 5
PayPal Holdings, Inc.(a) .................................................. 6,960 488
Principal Financial Group, Inc. ............................................. 2,475 199
Prudential Financial, Inc. ................................................. 2,120 232
Raymond James Financial, Inc. ............................................. 1,988 337
Regions Financial Corp. .................................................. 9,785 268
S&P Global, Inc. ....................................................... 3,289 1,804
State Street Corp. ....................................................... 2,324 267
Synchrony Financial ..................................................... 6,100 466
T. Rowe Price Group, Inc. ................................................. 1,970 212
The Allstate Corp. ...................................................... 3,038 618
The Bank of New York Mellon Corp. ......................................... 5,526 584
The Charles Schwab Corp. ................................................ 8,304 796
The Goldman Sachs Group, Inc. ............................................ 3,096 2,307
The Hartford Insurance Group, Inc. .......................................... 2,900 384
The PNC Financial Services Group, Inc. ...................................... 2,716 563
The Progressive Corp. ................................................... 5,434 1,342
The Travelers Cos., Inc. .................................................. 2,350 638
Truist Financial Corp. .................................................... 2,758 129
U.S. Bancorp .......................................................... 2,150 105
Visa, Inc., Class A ...................................................... 16,518 5,811
W.R. Berkley Corp. ..................................................... 4,011 288
Wells Fargo & Co. ...................................................... 34,972 2,874
Willis Towers Watson PLC ................................................ 801 262
Zions Bancorp NA ...................................................... 1,309 76
65,533
Health Care (4.2%):
Abbott Laboratories ..................................................... 15,054 1,997
AbbVie, Inc. .......................................................... 16,170 3,402
Agilent Technologies, Inc. ................................................. 2,762 347
Amgen, Inc. ........................................................... 4,703 1,353
Becton Dickinson & Co. .................................................. 1,310 253
Biogen, Inc.(a) ......................................................... 816 108
Boston Scientific Corp.(a) ................................................. 12,299 1,298
Cardinal Health, Inc. .................................................... 2,310 344
Cencora, Inc. .......................................................... 1,410 411
CVS Health Corp. ...................................................... 6,602 483
Danaher Corp. ......................................................... 5,012 1,032
DaVita, Inc.(a) ......................................................... 748 103
Edwards Lifesciences Corp.(a) ............................................. 5,760 469
Elevance Health, Inc. .................................................... 1,583 504
Eli Lilly & Co. ......................................................... 8,708 6,379
Gilead Sciences, Inc. .................................................... 8,764 990
HCA Healthcare, Inc. .................................................... 2,570 1,038
Humana, Inc. .......................................................... 886 269
IDEXX Laboratories, Inc.(a) ............................................... 808 523
Intuitive Surgical, Inc.(a) ................................................. 3,141 1,487
Johnson & Johnson ..................................................... 13,286 2,354
Labcorp Holdings, Inc. ................................................... 522 145
McKesson Corp. ....................................................... 1,449 995
Merck & Co., Inc. ...................................................... 15,316 1,288
Mettler-Toledo International, Inc.(a) ......................................... 250 325
Quest Diagnostics, Inc. ................................................... 600 109
ResMed, Inc. .......................................................... 1,315 361
Revvity, Inc. .......................................................... 680 61
Stryker Corp. .......................................................... 3,361 1,316
The Cigna Group ....................................................... 2,052 617
Thermo Fisher Scientific, Inc. .............................................. 3,390 1,670

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
UnitedHealth Group, Inc. ................................................. 6,743 $ 2,090
Vertex Pharmaceuticals, Inc.(a) ............................................. 2,479 969
Waters Corp.(a) ........................................................ 690 208
Zoetis, Inc. ........................................................... 3,969 621
35,919
Industrials (4.3%):
3M Co. .............................................................. 610 95
Allegion PLC ......................................................... 613 104
Amentum Holdings, Inc.(a) ................................................ 1,020 25
AMETEK, Inc. ........................................................ 2,775 513
Automatic Data Processing, Inc. ............................................ 4,040 1,228
Carrier Global Corp. ..................................................... 7,990 521
Caterpillar, Inc. ........................................................ 5,172 2,167
Cintas Corp. .......................................................... 4,174 877
Copart, Inc.(a) ......................................................... 9,139 446
CSX Corp. ............................................................ 24,027 781
Cummins, Inc. ......................................................... 1,300 518
Deere & Co. .......................................................... 3,331 1,594
Dover Corp. ........................................................... 936 167
Eaton Corp. PLC ....................................................... 4,314 1,506
Emerson Electric Co. .................................................... 4,724 624
Equifax, Inc. .......................................................... 1,023 252
Expeditors International of Washington, Inc. .................................... 1,122 135
Fastenal Co. ........................................................... 10,764 535
FedEx Corp. .......................................................... 1,690 391
Fortive Corp. .......................................................... 1,835 88
GE Vernova, Inc. ....................................................... 2,834 1,737
General Dynamics Corp. .................................................. 1,726 560
General Electric Co. ..................................................... 11,332 3,119
Honeywell International, Inc. .............................................. 4,610 1,012
Howmet Aerospace, Inc. .................................................. 3,713 646
Illinois Tool Works, Inc. .................................................. 1,946 515
Ingersoll Rand, Inc. ..................................................... 4,166 331
Jacobs Solutions, Inc. .................................................... 963 141
Johnson Controls International PLC .......................................... 6,676 714
L3Harris Technologies, Inc. ............................................... 808 224
Lockheed Martin Corp. ................................................... 1,618 737
Masco Corp. .......................................................... 2,230 164
Norfolk Southern Corp. .................................................. 2,167 607
Northrop Grumman Corp. ................................................. 1,346 794
Old Dominion Freight Line, Inc. ............................................ 1,764 266
Otis Worldwide Corp. .................................................... 2,705 234
PACCAR, Inc. ......................................................... 3,846 385
Parker-Hannifin Corp. ................................................... 1,216 923
Paychex, Inc. .......................................................... 2,957 412
Pentair PLC ........................................................... 869 93
Quanta Services, Inc. .................................................... 1,444 546
Republic Services, Inc. ................................................... 2,086 488
Rockwell Automation, Inc. ................................................ 980 337
RTX Corp. ............................................................ 9,870 1,565
Southwest Airlines Co. ................................................... 4,050 133
Stanley Black & Decker, Inc. .............................................. 663 49
Textron, Inc. .......................................................... 2,069 166
The Boeing Co.(a) ...................................................... 3,526 828
Trane Technologies PLC .................................................. 2,801 1,164
TransDigm Group, Inc. ................................................... 593 830
Union Pacific Corp. ..................................................... 6,447 1,441
United Rentals, Inc. ..................................................... 750 717
Veralto Corp. .......................................................... 2,045 217
Verisk Analytics, Inc. .................................................... 1,450 389
W.W. Grainger, Inc. ..................................................... 478 485
Waste Management, Inc. .................................................. 3,791 858
Westinghouse Air Brake Technologies Corp. .................................... 1,745 338

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Xylem, Inc. ........................................................... 1,548 $ 219
36,951
Information Technology (15.9%):
Accenture PLC, Class A .................................................. 4,449 1,157
Adobe, Inc.(a) ......................................................... 4,438 1,583
Advanced Micro Devices, Inc.(a) ............................................ 16,362 2,661
Akamai Technologies, Inc.(a) .............................................. 1,250 99
Amphenol Corp., Class A ................................................. 11,268 1,227
Analog Devices, Inc. .................................................... 2,646 665
Apple, Inc. ........................................................... 117,422 27,258
Applied Materials, Inc. ................................................... 10,023 1,611
Arista Networks, Inc.(a) .................................................. 9,456 1,291
Autodesk, Inc.(a) ....................................................... 1,733 545
Broadcom, Inc. ........................................................ 36,481 10,849
Cadence Design Systems, Inc.(a) ............................................ 2,583 905
Cisco Systems, Inc. ..................................................... 31,509 2,177
Cognizant Technology Solutions Corp., Class A ................................. 3,759 272
Corning, Inc. .......................................................... 7,670 514
Fortinet, Inc.(a) ........................................................ 7,291 574
Gartner, Inc.(a) ........................................................ 308 77
Hewlett Packard Enterprise Co. ............................................. 6,048 136
HP, Inc. .............................................................. 7,898 225
International Business Machines Corp. ........................................ 4,045 985
Intuit, Inc. ............................................................ 2,547 1,699
Keysight Technologies, Inc.(a) ............................................. 1,865 305
KLA Corp. ........................................................... 1,554 1,355
Lam Research Corp. ..................................................... 15,932 1,596
Microchip Technology, Inc. ................................................ 2,740 178
Micron Technology, Inc. .................................................. 10,075 1,199
Microsoft Corp. ........................................................ 57,815 29,294
Motorola Solutions, Inc. .................................................. 1,485 702
NetApp, Inc. .......................................................... 2,469 278
NVIDIA Corp. ......................................................... 180,471 31,434
Oracle Corp. .......................................................... 17,620 3,984
QUALCOMM, Inc. ..................................................... 11,987 1,927
Roper Technologies, Inc. .................................................. 798 420
Salesforce, Inc. ........................................................ 6,219 1,594
Seagate Technology Holdings PLC .......................................... 2,325 389
ServiceNow, Inc.(a) ..................................................... 1,714 1,573
Synopsys, Inc.(a) ....................................................... 1,398 844
TE Connectivity PLC .................................................... 2,933 606
Texas Instruments, Inc. ................................................... 8,840 1,790
VeriSign, Inc. .......................................................... 690 189
Western Digital Corp. .................................................... 920 74
136,241
Materials (0.9%):
Air Products and Chemicals, Inc. ............................................ 1,398 411
Avery Dennison Corp. ................................................... 660 113
Ball Corp. ............................................................ 2,732 144
CF Industries Holdings, Inc. ............................................... 2,537 220
Corteva, Inc. .......................................................... 4,359 323
Dow, Inc. ............................................................ 1,327 33
DuPont de Nemours, Inc. ................................................. 2,966 228
Eastman Chemical Co. ................................................... 940 66
Ecolab, Inc. ........................................................... 1,433 397
Freeport-McMoRan, Inc. ................................................. 15,881 705
International Flavors & Fragrances, Inc. ....................................... 156 11
International Paper Co. ................................................... 2,781 138
Linde PLC ............................................................ 4,727 2,261
Martin Marietta Materials, Inc. ............................................. 721 444
Nucor Corp. ........................................................... 2,641 393
PPG Industries, Inc. ..................................................... 1,640 182

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
The Mosaic Co. ........................................................ 4,418 $ 148
The Sherwin-Williams Co. ................................................ 2,304 843
Vulcan Materials Co. .................................................... 1,110 323
7,383
Real Estate (0.4%):
American Tower Corp. ................................................... 2,283 465
AvalonBay Communities, Inc. .............................................. 510 100
CBRE Group, Inc., Class A(a) .............................................. 3,165 513
Equinix, Inc. .......................................................... 384 302
Equity Residential ...................................................... 2,215 146
Host Hotels & Resorts, Inc. ................................................ 740 13
Iron Mountain, Inc. ..................................................... 3,566 329
Prologis, Inc. .......................................................... 3,804 433
Public Storage ......................................................... 225 66
Simon Property Group, Inc. ............................................... 2,004 362
Ventas, Inc. ........................................................... 1,230 84
Welltower, Inc. ......................................................... 4,568 769
3,582
Utilities (0.6%):
Ameren Corp. ......................................................... 1,840 184
American Electric Power Co., Inc. ........................................... 2,820 313
CenterPoint Energy, Inc. .................................................. 5,327 201
CMS Energy Corp. ...................................................... 1,560 112
Consolidated Edison, Inc. ................................................. 1,480 145
Constellation Energy Corp. ................................................ 3,573 1,100
DTE Energy Co. ....................................................... 918 126
Duke Energy Corp. ...................................................... 1,811 222
Entergy Corp. ......................................................... 880 78
Eversource Energy ...................................................... 1,380 88
NextEra Energy, Inc. .................................................... 12,560 905
NRG Energy, Inc. ....................................................... 2,788 406
Public Service Enterprise Group, Inc. ......................................... 3,040 250
Sempra .............................................................. 2,820 233
The Southern Co. ....................................................... 2,590 239
WEC Energy Group, Inc. ................................................. 2,417 257
Xcel Energy, Inc. ....................................................... 1,980 143
5,002
Total Common Stocks (Cost $50,106)
a
a
a
403,593
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc., CVR, expiring 1/2/26(a)(d) ................................... 568 1
Total Rights (Cost $—)
a
a
a
1
Principal Amount
(000)
Municipal Bonds (52.4%)
Alabama (1.4%):
Alabama Housing Finance Authority Revenue, Series D, 4.55%, 10/1/54, Continuously
Callable @100 ..................................................... $ 3,500 3,157
Black Belt Energy Gas District Revenue, Series D-1, 5.50%, 6/1/49, Continuously Callable
@100 ........................................................... 1,000 1,059
Cooper Green Mercy Health Services Authority Revenue, 5.25%, 9/1/52, Continuously
Callable @100 ..................................................... 2,000 2,010
County of Jefferson Sewer Revenue, 5.50%, 10/1/53, Continuously Callable @100 ........ 1,000 1,019
Southeast Energy Authority A Cooperative District Revenue
Series A, 5.00%, 1/1/56 .............................................. 1,000 1,026
Series B, 5.25%, 3/1/55 .............................................. 1,600 1,684
Walker County Board of Education Special Tax, 4.25%, 3/1/54, Continuously Callable @100 2,500 2,174
12,129

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Alaska (0.3%):
Alaska Housing Finance Corp. Revenue, Series A, 4.65%, 6/1/51, Continuously Callable @100 $ 3,000 $ 2,808
Arizona (1.5%):
Arizona IDA Revenue
5.00%, 11/1/47, Continuously Callable @100 ............................... 1,000 957
Series B, 4.00%, 7/1/41, Continuously Callable @100 ......................... 400 340
Series B, 4.00%, 7/1/52, Continuously Callable @100 ......................... 840 630
Series F, 5.00%, 7/1/47, Continuously Callable @100 ......................... 1,000 985
La Paz County IDA Revenue
4.00%, 2/15/41, Continuously Callable @100 ............................... 425 357
4.00%, 2/15/46, Continuously Callable @100 ............................... 345 271
4.00%, 2/15/51, Continuously Callable @100 ............................... 300 222
Maricopa County & Phoenix IDA Revenue, Series A, 4.70%, 9/1/55, Continuously Callable
@100 ........................................................... 750 699
Maricopa County IDA Revenue
4.00%, 7/1/51, Continuously Callable @100(e) ............................. 1,500 1,130
Series A, 5.00%, 9/1/42, Continuously Callable @100 ......................... 500 500
Series A, 4.00%, 7/1/46, Continuously Callable @100 ......................... 735 642
Series A, 4.00%, 7/1/56, Continuously Callable @100 ......................... 1,000 818
Sierra Vista IDA Revenue, 5.75%, 6/15/53, Continuously Callable @100(e) ............. 2,000 1,932
Tempe IDA Revenue, Series B, 4.00%, 12/1/46, Continuously Callable @102 ............ 1,185 961
The County of Pima IDA Revenue, 4.00%, 6/15/51, Continuously Callable @100(e) ....... 1,000 741
The IDA of the City of Phoenix Arizona Revenue, 5.00%, 7/1/46, Continuously Callable @100 1,300 1,221
12,406
California (3.1%):
California Educational Facilities Authority Revenue, Series A, 5.00%, 10/1/52, Continuously
Callable @100 ..................................................... 2,000 1,865
California Municipal Finance Authority Revenue, 5.00%, 7/1/55, Continuously Callable @103 1,000 977
Los Angeles Housing Authority Revenue, Series A, 4.40%, 12/1/54, Continuously Callable
@100 ........................................................... 2,000 1,697
Regents of the University of California Medical Center Pooled Revenue (NBGA - University
of California Medical Center), Series O-1, 1.90%, 5/15/45, Callable 10/1/25 @ 100(f) .. 6,660 6,660
State of California, GO, 5.00%, 8/1/45, Continuously Callable @100 .................. 1,000 1,001
Sutter Butte Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.), 5.00%, 10/1/40, Continuously Callable @100 ................... 1,000 1,001
University of California Revenue, Series AL-2, 1.45%, 5/15/48, Callable 10/1/25 @ 100(f) .. 10,000 10,000
West Contra Costa Unified School District, GO (INS - National Public Finance Guarantee
Corp.), 8/1/34(g) ................................................... 4,435 3,207
26,408
Colorado (1.3%):
Colorado Educational & Cultural Facilities Authority Revenue
5.00%, 4/1/48, Continuously Callable @100 ............................... 710 700
4.00%, 1/1/52, Continuously Callable @100 ............................... 675 511
5.00%, 9/1/52, Continuously Callable @100 ............................... 730 681
4.50%, 7/1/53, Continuously Callable @100 ............................... 1,000 869
4.00%, 1/1/62, Continuously Callable @100 ............................... 795 569
Series A, 5.00%, 12/1/38, Continuously Callable @100 ........................ 1,000 1,023
Colorado Health Facilities Authority Revenue
Series A, 4.00%, 9/1/50, Pre-refunded 9/01/30 @ 100 ......................... 1,000 1,070
Series A, 4.00%, 12/1/50, Continuously Callable @103 ........................ 1,000 806
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable
@100 ........................................................... 1,000 989
Denver Health & Hospital Authority Certificate of Participation, 5.00%, 12/1/48, Continuously
Callable @100 ..................................................... 1,900 1,833
Park Creek Metropolitan District Revenue
Series A, 5.00%, 12/1/41, Continuously Callable @100 ........................ 250 250
Series A, 5.00%, 12/1/45, Continuously Callable @100 ........................ 1,000 973
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 12/1/47, Continuously Callable @100 ......................... 1,000 1,001
11,275
Connecticut (0.6%):
Connecticut Housing Finance Authority Revenue, Series A-1, 4.65%, 11/15/51, Continuously
Callable @100 ..................................................... 1,500 1,416

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Connecticut State Health & Educational Facilities Authority Revenue, 5.25%, 7/1/53,
Continuously Callable @100 ........................................... $ 1,000 $ 1,004
State of Connecticut, GO
Series A, 5.00%, 4/15/36, Continuously Callable @100 ........................ 1,500 1,578
Series A, 5.00%, 4/15/37, Continuously Callable @100 ........................ 1,000 1,039
5,037
Delaware (0.0%):(c)
Delaware State Housing Authority Revenue, Series A, 4.70%, 7/1/55, Continuously Callable
@100 ........................................................... 245 238
Florida (3.2%):
Capital Trust Agency, Inc. Revenue
5.00%, 8/1/40, Continuously Callable @100 ............................... 600 601
5.00%, 8/1/55, Continuously Callable @100 ............................... 1,300 1,167
Capital Trust Authority Revenue, Series A, 5.13%, 12/15/54, Continuously Callable @100 .. 1,000 871
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @103 ... 1,000 889
City of Pompano Beach Revenue
4.00%, 9/1/50, Continuously Callable @103 ............................... 1,500 1,166
Series A, 4.00%, 9/1/51, Continuously Callable @103 ......................... 500 384
County of Miami-Dade FL Aviation Revenue, Series B, 5.25%, 10/1/55, Continuously Callable
@100 ........................................................... 1,500 1,539
Florida Development Finance Corp. Revenue
5.00%, 7/1/51, Continuously Callable @100 ............................... 1,175 1,082
Series A, 5.00%, 6/15/52, Continuously Callable @100 ........................ 1,250 1,123
Florida Housing Finance Corp. Revenue
Series 1, 4.65%, 7/1/55, Continuously Callable @100 ......................... 3,000 2,717
Series 3, 5.13%, 1/1/56, Continuously Callable @100 ......................... 765 754
Lee County IDA Revenue
Series A, 5.25%, 10/1/52, Continuously Callable @103 ........................ 850 743
Series A, 5.25%, 11/15/54, Continuously Callable @100 ....................... 2,000 1,910
Orange County Health Facilities Authority Revenue
Series A, 4.50%, 10/1/56, Continuously Callable @100 ........................ 1,000 904
Series A, 5.25%, 10/1/56, Continuously Callable @100 ........................ 3,000 3,043
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/51, Continuously
Callable @100 ..................................................... 1,000 763
Palm Beach County Health Facilities Authority Revenue, Series B, 5.00%, 11/15/55,
Continuously Callable @103 ........................................... 2,500 2,315
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable
@103 ........................................................... 700 701
Seminole County IDA Revenue, Series A, 4.00%, 6/15/51, Continuously Callable @100(e) .. 830 631
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series
A-1, 5.00%, 3/1/30, Continuously Callable @100(e) .......................... 800 801
Volusia County Educational Facility Authority Revenue, 5.25%, 6/1/54, Continuously Callable
@100 ........................................................... 3,000 2,863
26,967
Georgia (2.4%):
Development Authority of Appling County Revenue, Series GA, 2.30%, 9/1/41, Continuously
Callable @100(f) ................................................... 5,200 5,200
Development Authority of Floyd County Revenue, Series GA, 2.30%, 9/1/26, Continuously
Callable @100(f) ................................................... 2,000 2,000
Georgia Housing & Finance Authority Revenue
Series A, 4.70%, 12/1/55, Continuously Callable @100 ........................ 2,000 1,888
Series C, 4.60%, 12/1/54, Continuously Callable @100 ........................ 1,000 933
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/43, Continuously
Callable @100 ..................................................... 1,000 954
Main Street Natural Gas, Inc. Revenue, Series D, 5.00%, 5/1/54 ...................... 2,000 2,125
Municipal Electric Authority of Georgia Revenue, Series A, 4.00%, 1/1/51, Continuously
Callable @100 ..................................................... 425 346
The Development Authority of Burke County Revenue, Series 1, 2.30%, 7/1/49(f) ........ 2,400 2,400
The Development Authority of Burke County Revenue (NBGA - Southern Co.), Series GA,
2.25%, 11/1/52(f) ................................................... 4,910 4,910
20,756

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Idaho (0.1%):
Idaho Health Facilities Authority Revenue, Series A, 5.25%, 3/1/53, Continuously Callable
@100 ........................................................... $ 1,000 $ 1,000
Illinois (4.1%):
Chicago Board of Education, GO
Series A, 5.00%, 12/1/47, Continuously Callable @100 ........................ 3,200 2,788
Series H, 5.00%, 12/1/46, Continuously Callable @100 ........................ 2,000 1,756
Chicago Midway International Airport Revenue, Series B, 5.00%, 1/1/41, Continuously
Callable @100 ..................................................... 1,000 1,004
Chicago O'Hare International Airport Revenue, Series C, 5.00%, 1/1/41, Continuously Callable
@100 ........................................................... 1,000 1,004
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 5.00%, 12/1/52,
Continuously Callable @100 ........................................... 685 668
City of Chicago Wastewater Transmission Revenue, Series A, 5.00%, 1/1/47, Continuously
Callable @100 ..................................................... 1,000 989
City of Chicago, GO
Series A, 5.00%, 1/1/45, Continuously Callable @100 ......................... 2,500 2,353
Series A, 6.00%, 1/1/50, Continuously Callable @100 ......................... 1,335 1,366
City of Galesburg Revenue, Series A, 4.00%, 10/1/46, Continuously Callable @100 ....... 1,000 725
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100 ................... 1,000 951
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100 ....... 1,000 1,013
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable
@102 ........................................................... 1,000 1,000
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100 ............................... 1,000 1,001
0.00%, 5/15/40, Continuously Callable @100(h) ............................ 409 35
4.00%, 2/15/41, Continuously Callable @100 ............................... 5 5
4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100 ............................... 925 946
4.00%, 10/15/44, Continuously Callable @103 .............................. 2,000 1,515
Series A, 5.00%, 5/15/37, Continuously Callable @100 ........................ 1,000 1,007
Series A, 5.00%, 5/15/45, Continuously Callable @100 ........................ 1,000 971
Series A, 4.00%, 8/1/51, Continuously Callable @100 ......................... 1,000 740
Series B, 5.00%, 10/1/49, Continuously Callable @100(e) ...................... 750 690
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100 ........................ 45 46
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100 ........................ 25 26
Illinois Housing Development Authority Revenue, Series I, 4.63%, 4/1/50, Continuously
Callable @100 ..................................................... 3,000 2,811
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/50, Continuously Callable
@100 ........................................................... 2,500 2,407
Northern Illinois University Certificate of Participation, 5.50%, 4/1/49, Continuously Callable
@100 ........................................................... 1,000 1,040
Sangamon County Water Reclamation District, GO, Series A, 5.75%, 1/1/53, Continuously
Callable @100 ..................................................... 1,235 1,235
St. Clair County Community Unit School District No. 187 Cahokia, GO (INS - Assured
Guaranty Municipal Corp.), Series A, 5.00%, 1/1/54, Continuously Callable @100 .... 1,000 1,001
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100 ............................... 225 234
Series A, 5.50%, 3/1/47, Continuously Callable @100 ......................... 1,000 1,023
Series B, 4.00%, 10/1/33, Continuously Callable @100 ........................ 2,300 2,334
34,684
Indiana (1.2%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.),
4.00%, 2/1/39, Continuously Callable @100 ............................... 1,000 953
Indiana Finance Authority Revenue
5.25%, 3/1/54, Continuously Callable @100 ............................... 4,000 4,023
Series A, 5.00%, 7/1/54, Continuously Callable @100 ......................... 1,100 1,021
Indiana Housing & Community Development Authority Revenue, Series A-1, 4.70%, 7/1/55,
Continuously Callable @100 ........................................... 2,500 2,346
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/39, Continuously Callable @100 1,500 1,492
9,835

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Iowa (0.1%):
Iowa Finance Authority Revenue, Series A, 4.75%, 7/1/55, Continuously Callable @100 .... $ 1,260 $ 1,209
Kansas (0.5%):
City of Lawrence Revenue, Series A, 5.00%, 7/1/43, Continuously Callable @100 ........ 1,500 1,452
City of Manhattan Revenue, Series A, 4.00%, 6/1/46, Continuously Callable @103 ........ 1,000 799
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100 ......................... 1,250 1,246
Series A, 5.00%, 9/1/45, Continuously Callable @100 ......................... 1,000 987
4,484
Kentucky (1.3%):
City of Ashland Revenue, Series A, 5.00%, 2/1/40, Continuously Callable @100 .......... 1,000 1,009
Kentucky Economic Development Finance Authority Revenue, Series A, 5.00%, 5/15/46,
Continuously Callable @100 ........................................... 1,000 796
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100 .......... 1,000 986
Kentucky Municipal Energy Agency Revenue, 5.00%, 1/1/50, Continuously Callable @100 .. 3,000 3,010
Kentucky Public Energy Authority Revenue, Series B, 5.00%, 1/1/55 .................. 1,250 1,332
Louisville/Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52,
Continuously Callable @100 ........................................... 4,000 3,736
10,869
Louisiana (0.6%):
City of Shreveport Water & Sewer Revenue, 5.00%, 12/1/40, Continuously Callable @100 .. 1,000 1,000
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.), Series B, 4.00%,
12/1/44, Continuously Callable @100 .................................... 500 435
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.),
Series C, 5.00%, 12/1/39, Continuously Callable @100 ........................ 1,000 1,001
Louisiana Housing Corp. Revenue, Series A, 4.70%, 6/1/55, Continuously Callable @100 ... 1,000 930
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100 ............................... 1,000 1,004
5.00%, 10/1/43, Continuously Callable @100 ............................... 1,000 1,004
5,374
Maine (0.8%):
Finance Authority of Maine Revenue, 5.50%, 7/1/55, Continuously Callable @100 ........ 2,000 2,033
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46,
Continuously Callable @100 ........................................... 1,000 732
Maine State Housing Authority Revenue
Series A, 4.70%, 11/15/53, Continuously Callable @100 ....................... 2,000 1,892
Series C, 5.25%, 11/15/55, Continuously Callable @100 ....................... 2,000 2,016
6,673
Maryland (1.3%):
City of Gaithersburg Revenue, 5.13%, 1/1/42, Continuously Callable @103 ............. 865 840
Maryland Economic Development Corp. Revenue, 4.50%, 10/1/54, Continuously Callable
@100 ........................................................... 2,000 1,763
Maryland Health & Higher Educational Facilities Authority Revenue
5.25%, 7/1/53, Continuously Callable @100 ............................... 1,250 1,229
5.00%, 7/1/54, Continuously Callable @100 ............................... 1,250 1,249
5.00%, 10/1/54, Continuously Callable @100 ............................... 2,500 2,382
5.00%, 7/1/55, Continuously Callable @100 ............................... 1,500 1,473
Series A, 5.25%, 7/1/52, Continuously Callable @100 ......................... 2,000 2,022
10,958
Massachusetts (1.7%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100 ............................... 1,000 963
4.00%, 9/1/48, Continuously Callable @100 ............................... 1,380 1,112
4.00%, 7/1/51, Continuously Callable @100 ............................... 1,500 1,160
5.00%, 10/1/57, Continuously Callable @103(e) ............................. 1,000 903
Series A, 5.00%, 6/1/39, Pre-refunded 6/01/29 @ 100 ......................... 1,000 1,096
Series A, 5.00%, 7/1/44, Continuously Callable @100 ......................... 1,600 1,476
Series A, 5.50%, 7/1/44, Continuously Callable @100 ......................... 500 453
Series B, 4.00%, 6/1/50, Continuously Callable @100 ......................... 1,000 737
Series B, 4.00%, 7/1/50, Continuously Callable @100 ......................... 850 663
Series D, 5.00%, 7/1/44, Continuously Callable @100 ........................ 1,000 942

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series I, 5.00%, 7/1/46, Continuously Callable @100 ......................... $ 1,000 $ 931
Series N, 5.50%, 7/1/55, Continuously Callable @100 ........................ 2,000 2,043
Series T1, 3.23% (MUNIPSA+60bps), 7/1/49(e)(i) ........................... 1,250 1,245
Massachusetts Housing Finance Agency Revenue, Series 242, 4.80%, 12/1/55, Continuously
Callable @100 ..................................................... 1,250 1,182
14,906
Michigan (1.1%):
City of Wyandotte Electric System Revenue (INS - Build America Mutual Assurance Co.),
Series A, 5.00%, 10/1/44, Continuously Callable @100 ........................ 1,000 1,000
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program), 5.00%, 5/1/42, Continuously Callable @100 ........................ 1,000 1,013
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100 ....... 1,000 1,004
Kentwood Economic Development Corp. Revenue, 4.00%, 11/15/45, Continuously Callable
@103 ........................................................... 500 393
Lincoln Consolidated School District, GO (INS - Assured Guaranty Municipal Corp.), Series
A, 5.00%, 5/1/40, Continuously Callable @100 ............................. 1,250 1,265
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45,
Continuously Callable @100 ........................................... 1,000 980
Michigan Finance Authority Revenue
4.00%, 2/1/42, Continuously Callable @100 ............................... 745 622
4.00%, 9/1/45, Continuously Callable @100 ............................... 1,000 784
4.00%, 12/1/51, Continuously Callable @100 ............................... 1,490 858
5.63%, 11/1/52, Continuously Callable @100 ............................... 2,000 1,863
9,782
Minnesota (0.2%):
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue
5.00%, 11/15/44, Pre-refunded 11/15/25 @ 100 ............................. 1,000 1,005
Series A, 5.00%, 11/15/47, Continuously Callable @100 ....................... 1,000 919
1,924
Mississippi (0.1%):
Mississippi Home Corp. Revenue, Series A, 4.95%, 6/1/53, Continuously Callable @100 ... 835 828
Missouri (1.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 8/1/45, Continuously Callable @100 ............................... 1,270 1,160
4.00%, 2/15/51, Continuously Callable @100 ............................... 480 373
5.00%, 12/1/52, Continuously Callable @100 ............................... 500 490
Series A, 4.00%, 2/15/49, Continuously Callable @100 ........................ 250 201
Series A, 4.25%, 4/1/55, Continuously Callable @100 ......................... 3,000 2,620
Missouri Development Finance Board Revenue, 4.00%, 3/1/51, Continuously Callable @100 1,000 791
Missouri Housing Development Commission Revenue, Series A, 4.65%, 11/1/55, Continuously
Callable @100 ..................................................... 3,000 2,776
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/38, Continuously Callable @100 ............................... 1,000 1,021
5.00%, 10/1/49, Continuously Callable @100 ............................... 1,000 987
10,419
Montana (0.1%):
Montana Board of Housing Revenue, Series A, 4.88%, 12/1/54, Continuously Callable @100 250 241
Montana Facility Finance Authority Revenue, Series A, 5.50%, 2/15/55, Continuously Callable
@100 ........................................................... 335 343
584
Nebraska (0.7%):
Central Plains Energy Project Revenue
Series 1, 5.00%, 5/1/53 ............................................... 2,000 2,107
Series A, 5.00%, 9/1/42, Continuously Callable @100 ......................... 1,000 1,019
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable
@100 ........................................................... 1,000 970
Nebraska Investment Finance Authority Revenue
Series A, 4.65%, 9/1/55, Continuously Callable @100 ......................... 1,000 935
Series E, 5.05%, 9/1/50, Continuously Callable @100 ......................... 1,000 1,003
6,034
Nevada (0.5%):
Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100 ................... 1,000 962

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously
Callable @100 ..................................................... $ 1,555 $ 1,428
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/45, Continuously Callable
@100 ........................................................... 1,500 1,486
3,876
New Hampshire (0.6%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/51, Continuously Callable @103 ............................... 2,000 1,487
Series A, 5.25%, 7/1/48, Continuously Callable @103 ......................... 1,000 961
Series A, 5.25%, 11/1/54, Continuously Callable @100 ........................ 1,000 988
Series A, 5.00%, 6/1/55, Continuously Callable @100 ......................... 850 804
Series C, 5.25%, 7/1/54, Continuously Callable @100 ......................... 1,000 945
5,185
New Jersey (1.5%):
New Jersey Economic Development Authority Revenue
5.00%, 6/15/43, Pre-refunded 12/15/28 @ 100 .............................. 370 401
5.00%, 6/15/43, Continuously Callable @100 ............................... 630 631
Series A, 4.00%, 7/1/34, Continuously Callable @100 ......................... 1,000 972
Series A, 5.00%, 6/15/47, Continuously Callable @100 ........................ 1,000 968
Series B, 5.00%, 6/15/43, Continuously Callable @100 ........................ 1,000 1,005
Series DDD, 5.00%, 6/15/42, Pre-refunded 6/15/27 @ 100 ..................... 2,000 2,092
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 6/1/37, Continuously Callable @100 .......................... 500 509
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously
Callable @100 ..................................................... 1,000 1,017
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/37, Continuously Callable @100 ............................... 1,000 1,020
Series A, 5.25%, 7/1/54, Continuously Callable @100 ......................... 1,000 1,025
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/48, Pre-refunded 12/15/32 @ 100 .............................. 1,000 1,140
Series A, 12/15/38(g) ................................................ 1,500 830
South Jersey Transportation Authority Revenue (INS - Build America Mutual Assurance Co.),
5.25%, 11/1/52, Continuously Callable @100 ............................... 500 507
The Passaic County Improvement Authority Revenue, 5.38%, 7/1/53, Continuously Callable
@100 ........................................................... 500 492
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable
@100 ........................................................... 500 498
13,107
New Mexico (0.2%):
New Mexico Mortgage Finance Authority Revenue, Series A, 4.75%, 9/1/55, Continuously
Callable @100 ..................................................... 1,945 1,797
New York (2.3%):
Build NYC Resource Corp. Revenue
Series A, 7.00%, 4/15/53, Continuously Callable @100(e) ...................... 1,000 1,008
Series A, 5.50%, 12/1/56, Continuously Callable @100 ........................ 720 722
City of New York, GO, Series B-3, 2.25%, 10/1/46(f) ............................. 1,500 1,500
Clinton County Capital Resource Corp. Revenue, 5.00%, 7/1/46, Continuously Callable
@100(e) ......................................................... 800 774
New York City Housing Development Corp. Revenue, Series A-1, 4.80%, 11/1/55,
Continuously Callable @100 ........................................... 1,000 955
New York City Municipal Water Finance Authority Revenue, Series DD, 2.25%, 6/15/33(f) .. 4,020 4,020
New York Liberty Development Corp. Revenue
5.25%, 10/1/35 .................................................... 630 710
5.50%, 10/1/37 .................................................... 1,500 1,705
2.80%, 9/15/69, Continuously Callable @100 ............................... 1,000 925
New York State Dormitory Authority Revenue
5.50%, 10/1/54, Continuously Callable @100 ............................... 1,500 1,532
5.00%, 7/1/57, Continuously Callable @100 ............................... 1,000 792
Series A, 4.25%, 7/1/50, Continuously Callable @100 ......................... 625 527
Series A-1, 5.50%, 7/1/55, Continuously Callable @100 ....................... 500 516
St. Lawrence County Industrial Development Agency Revenue, 5.25%, 7/1/52, Continuously
Callable @100 ..................................................... 1,190 1,162

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 266, 4.70%,
10/1/52, Continuously Callable @100 .................................... $ 1,500 $ 1,403
The Genesee County Funding Corp. Revenue, Series A, 5.25%, 12/1/52, Continuously Callable
@100 ........................................................... 500 488
Triborough Bridge & Tunnel Authority Revenue, Series A, 4.50%, 12/1/56, Continuously
Callable @100 ..................................................... 1,000 910
19,649
North Carolina (0.7%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/35, Continuously Callable @100 ............................... 1,000 1,009
4.50%, 12/1/44, Continuously Callable @100 ............................... 2,000 1,757
5.00%, 1/1/49, Continuously Callable @103 ............................... 1,500 1,388
Series A, 5.13%, 10/1/54, Continuously Callable @100 ........................ 1,500 1,404
5,558
North Dakota (0.4%):
City of Grand Forks Revenue, 4.00%, 12/1/51, Continuously Callable @100 ............ 1,450 1,191
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100 ......... 1,000 920
North Dakota Housing Finance Agency Revenue, Series A, 5.05%, 7/1/53, Continuously
Callable @100 ..................................................... 935 928
3,039
Ohio (1.4%):
Columbus Regional Airport Authority Revenue, Series B, 5.25%, 1/1/55, Continuously
Callable @100 ..................................................... 580 593
County of Hamilton Revenue
Series A, 5.50%, 8/1/51, Continuously Callable @100 ......................... 1,300 1,263
Series A, 5.75%, 1/1/53, Continuously Callable @103 ......................... 500 494
County of Ross Revenue, 5.00%, 12/1/49, Continuously Callable @100 ................ 2,420 2,261
Northeast Ohio Medical University Revenue (INS - Build America Mutual Assurance Co.),
5.00%, 12/1/43, Continuously Callable @100 ............................... 775 777
Ohio Higher Educational Facility Commission Revenue
4.00%, 12/1/46, Continuously Callable @100 ............................... 750 564
5.25%, 1/1/52, Continuously Callable @100 ............................... 1,000 935
4.00%, 10/1/52, Continuously Callable @100 ............................... 2,000 1,482
Ohio Housing Finance Agency Revenue, Series A, 4.70%, 9/1/55, Continuously Callable @100 3,000 2,835
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100 ... 750 614
11,818
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously
Callable @100 ..................................................... 1,000 940
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102 .. 750 755
1,695
Oregon (0.3%):
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable
@100 ........................................................... 1,000 759
Salem Hospital Facility Authority Revenue
4.00%, 5/15/47, Continuously Callable @103 ............................... 1,000 777
5.00%, 5/15/53, Continuously Callable @102 ............................... 1,250 1,079
2,615
Pennsylvania (3.1%):
Allegheny County Hospital Development Authority Revenue, Series A, 5.00%, 4/1/47,
Continuously Callable @100 ........................................... 2,000 1,904
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100 .... 1,665 1,490
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.), 4.00%,
6/1/44, Continuously Callable @100 ..................................... 1,500 1,316
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43,
Continuously Callable @100 ........................................... 1,000 989
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103 ................. 500 384
Latrobe IDA Revenue, 4.00%, 3/1/51, Continuously Callable @100 ................... 800 600
Lehigh County General Purpose Authority Revenue, 5.25%, 2/1/54, Continuously Callable
@100 ........................................................... 1,400 1,360
Montgomery County IDA Revenue
4.00%, 10/1/46, Continuously Callable @100 ............................... 625 528
4.00%, 10/1/51, Continuously Callable @100 ............................... 825 668

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Northampton County General Purpose Authority Revenue
5.00%, 8/15/43, Continuously Callable @100 ............................... $ 1,000 $ 971
5.00%, 8/15/48, Continuously Callable @100 ............................... 2,500 2,340
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/15/46,
Continuously Callable @100 ........................................... 1,575 1,239
Pennsylvania Housing Finance Agency Revenue
Series 147A, 4.73%, 4/1/53, Continuously Callable @100 ...................... 1,500 1,409
Series 148A, 4.80%, 10/1/55, Continuously Callable @100 ..................... 2,000 1,879
Series 149A, 5.20%, 4/1/53, Continuously Callable @100 ...................... 500 500
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, 5.00%, 12/1/39,
Continuously Callable @100 ........................................... 1,000 1,018
Pennsylvania Turnpike Commission Revenue
Series A-1, 5.00%, 12/1/46, Continuously Callable @100 ...................... 1,000 963
Series A-1, 5.00%, 12/1/47, Continuously Callable @100 ...................... 1,000 991
Philadelphia IDA Revenue, 5.00%, 8/1/50, Continuously Callable @100 ............... 1,050 980
Reading School District, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/38,
Continuously Callable @100 ........................................... 1,500 1,541
The Berks County Municipal Authority Revenue
Series A1, 8.00%, 6/30/34, Continuously Callable @104 ....................... 156 158
Series A-2A, 6.00%, 6/30/34, Continuously Callable @104 ..................... 78 83
Series A3, 5.00%, 6/30/39, Continuously Callable @100 ....................... 1,050 940
Series B1, 0.00%, 6/30/44, Continuously Callable @88(j) ...................... 525 367
The School District of Philadelphia, GO
Series A, 5.00%, 9/1/38, Continuously Callable @100 ......................... 1,000 1,020
Series F, 5.00%, 9/1/37, Continuously Callable @100 ......................... 1,000 1,016
26,654
Rhode Island (0.3%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 85-A, 4.70%, 4/1/55,
Continuously Callable @100 ........................................... 2,000 1,882
Rhode Island Turnpike & Bridge Authority Revenue, Series A, 5.00%, 10/1/40, Continuously
Callable @100 ..................................................... 1,000 1,001
2,883
South Carolina (0.5%):
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103 .............................. 1,000 914
5.25%, 2/1/53, Continuously Callable @100 ............................... 750 758
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/55, Continuously Callable @100 ........................ 1,000 997
Series B, 5.25%, 12/1/54, Continuously Callable @100 ........................ 1,000 1,019
South Carolina State Housing Finance & Development Authority Revenue, Series A, 4.70%,
1/1/55, Continuously Callable @100 ..................................... 1,000 935
4,623
South Dakota (0.2%):
South Dakota Housing Development Authority Revenue, Series C, 5.10%, 5/1/52,
Continuously Callable @100 ........................................... 2,000 1,978
Tennessee (1.2%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously
Callable @100 ..................................................... 1,500 1,517
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5.00%, 7/1/46, Continuously Callable @100 ............................... 1,465 1,445
5.00%, 10/1/48, Continuously Callable @100 ............................... 500 453
4.00%, 10/1/51, Continuously Callable @100 ............................... 1,000 751
Series A, 5.00%, 10/1/45, Continuously Callable @100 ........................ 1,000 932
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53 ............................... 2,500 2,666
Tennessee Energy Acquisition Corp. Revenue, Series A, 5.00%, 12/1/35, Continuously Callable
@100 ........................................................... 2,400 2,541
10,305
Texas (6.8%):
Barbers Hill Independent School District, GO (NBGA - Texas Permanent School Fund), 4.25%,
2/15/54, Continuously Callable @100 .................................... 2,000 1,767
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously
Callable @103 ..................................................... 1,000 963

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Capital Area Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2025-
DBE8159, 2.50%, 3/1/41(e)(f) ......................................... $ 5,300 $ 5,300
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 2/15/48, Continuously Callable @100 ............................... 1,000 992
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100 .......... 1,700 1,260
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 1,001
5.00%, 9/1/40, Continuously Callable @100 ............................... 1,000 1,001
City of Irving Revenue, 5.00%, 8/15/43, Continuously Callable @100 ................. 1,000 916
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable
@100 ........................................................... 1,000 911
City of Lewisville Special Assessment (INS - ACA Financial Guaranty Corp.), 5.80%, 9/1/25,
Escrowed to Maturity ................................................ 725 725
Clifton Higher Education Finance Corp. Revenue, 4.25%, 8/15/52, Continuously Callable
@100 ........................................................... 1,500 1,235
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund),
4.25%, 4/1/53, Continuously Callable @100 ............................... 3,250 2,857
County of Fort Bend TX Toll Road Revenue, 5.25%, 3/1/55, Continuously Callable @100 ... 3,000 3,044
East Montgomery County Improvement District Sales Tax Revenue, 4.25%, 8/15/54,
Continuously Callable @100 ........................................... 2,500 2,127
EP Cimarron Ventanas PFC Revenue, 4.13%, 12/1/39, Continuously Callable @100 ....... 2,000 1,858
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/38,
Continuously Callable @100 ........................................... 1,000 732
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100 .... 1,000 863
Hidalgo County Regional Mobility Authority Revenue, Series B, 4.00%, 12/1/41, Continuously
Callable @100 ..................................................... 700 590
Houston Higher Education Finance Corp. Revenue, 4.00%, 10/1/51, Continuously Callable
@100 ........................................................... 1,100 814
Houston Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2024-DBE-
8153, 2.50%, 3/1/60(e)(f) ............................................. 4,060 4,060
Martin County Hospital District, GO, 4.00%, 4/1/36, Continuously Callable @100 ........ 350 353
Matagorda County Navigation District No. 1 Revenue, Series B-2, 4.00%, 6/1/30,
Continuously Callable @100 ........................................... 1,000 1,000
Mesquite Health Facilities Development Corp. Revenue, 0.00%, 2/15/35, Continuously
Callable @100(h) ................................................... 338 4
New Hope Cultural Education Facilities Finance Corp. Revenue, 5.00%, 11/1/55, Continuously
Callable @103 ..................................................... 1,200 1,099
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.), Series A1, 5.00%, 7/1/38, Continuously Callable @100 .......... 225 230
Port of Port Arthur Navigation District Revenue
2.83%, 11/1/40, Continuously Callable @100(f) ............................. 4,500 4,500
Series A, 2.30%, 4/1/40(f) ............................................. 2,900 2,900
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%,
2/15/43, Continuously Callable @100 .................................... 1,000 1,004
San Antonio Education Facilities Corp. Revenue
5.00%, 10/1/50, Continuously Callable @100 ............................... 1,250 1,119
4.00%, 4/1/54, Continuously Callable @100 ............................... 1,000 717
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/46, Continuously Callable @100 .............................. 1,000 907
Series A, 0.00%, 11/15/45, Continuously Callable @100(h) ..................... 818 12
Series A, 5.00%, 7/1/53, Continuously Callable @100 ......................... 750 732
Series B, 0.00%, 11/15/36, Continuously Callable @100(h) ..................... 818 12
Series B, 5.00%, 11/15/46, Continuously Callable @100 ....................... 1,935 1,742
Series B, 5.00%, 7/1/48, Continuously Callable @100 ......................... 2,960 2,886
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/27 .......... 1,375 1,432
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2025-
DBE8158, 2.50%, 8/1/62(e)(f) ......................................... 4,900 4,900
58,565
Utah (0.4%):
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously
Callable @103 ..................................................... 500 429
Utah Charter School Finance Authority Revenue
4.00%, 4/15/52, Continuously Callable @100 ............................... 3,000 2,342

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4.50%, 10/15/52, Continuously Callable @100 .............................. $ 1,000 $ 859
3,630
Vermont (0.2%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable
@103 ........................................................... 1,000 770
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46,
Continuously Callable @100 ........................................... 1,000 814
1,584
Virginia (0.1%):
Alexandria IDA Revenue, 5.00%, 10/1/45, Pre-refunded 10/01/25 @ 100 ............... 1,000 1,002
Salem Economic Development Authority Revenue, 6.00%, 4/1/55, Continuously Callable
@100 ........................................................... 250 256
1,258
Washington (0.5%):
Washington Health Care Facilities Authority Revenue
4.00%, 7/1/42, Continuously Callable @100 ............................... 1,000 853
Series A, 5.00%, 1/1/47, Pre-refunded 1/01/27 @ 100 ......................... 1,000 1,034
Washington State Housing Finance Commission Revenue
5.00%, 1/1/38, Continuously Callable @102(e) ............................. 1,000 951
Series A, 5.00%, 7/1/48, Continuously Callable @103 ......................... 1,000 950
Series A-1, 3.50%, 12/20/35 ........................................... 280 263
4,051
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue, Series A, 4.38%, 6/1/53, Continuously
Callable @100 ..................................................... 3,000 2,631
Wisconsin (1.7%):
Public Finance Authority Revenue
5.00%, 7/1/38, Continuously Callable @100 ............................... 1,000 1,021
5.00%, 1/1/42, Continuously Callable @103(e) ............................. 600 528
5.50%, 12/1/44, Continuously Callable @100(e) ............................. 1,000 971
4.00%, 2/1/51, Continuously Callable @100 ............................... 1,000 674
Series A, 5.25%, 3/1/47, Continuously Callable @100 ......................... 2,000 1,892
Series A, 5.25%, 10/1/48, Continuously Callable @100 ........................ 1,500 1,372
Series A, 4.00%, 7/1/51, Continuously Callable @100 ......................... 880 668
Series A, 5.75%, 7/1/53, Continuously Callable @100(e) ....................... 1,500 1,416
Series A, 5.25%, 6/15/55, Continuously Callable @100 ........................ 500 481
Series B, 5.50%, 6/15/55, Continuously Callable @100 ........................ 375 372
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 7/1/44, Continuously Callable @100 ............................... 600 601
University of Wisconsin Hospitals & Clinics Revenue, Series A, 4.25%, 4/1/52, Continuously
Callable @100 ..................................................... 500 432
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/47, Continuously Callable @103 ............................... 600 480
4.38%, 8/15/55, Continuously Callable @100 ............................... 3,000 2,680
4.00%, 1/1/57, Continuously Callable @103 ............................... 1,000 738
14,326
Wyoming (0.1%):
Wyoming Community Development Authority Revenue, Series 1, 4.88%, 12/1/53,
Continuously Callable @100 ........................................... 1,000 958
Total Municipal Bonds (Cost $486,878)
a
a
a
449,372
Total Investments (Cost $536,984) — 99.5% 852,966
Other assets in excess of liabilities —  0.5% 3,966
NET ASSETS - 100.00% $ 856,932
(a) Non-income producing security.
(b) Rounds to less than $1 thousand.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of August 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2025, the fair value of these securities was
$27,981 (thousands) and amounted to 3.3% of net assets.

Victory Portfolios III
Victory Growth and Tax Strategy Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
(f) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(g) Zero-coupon bond.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2025.
(j) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
CVR
—
Contingent Value Right
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
PLC
—
Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory New York Bond Fund
29
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.0%)
New York (99.0%):
Albany Capital Resource Corp. Revenue, 5.00%, 6/1/49, Continuously Callable @100 ..... $ 1,500 $ 1,072
Albany County Airport Authority Revenue, Series A, 5.00%, 12/15/48, Continuously Callable
@100 ........................................................... 1,000 957
Allegany County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/52, Continuously
Callable @100 ..................................................... 1,000 812
Brookhaven Local Development Corp. Revenue
5.25%, 11/1/36, Continuously Callable @100 ............................... 1,500 1,525
4.00%, 10/1/45, Continuously Callable @100 ............................... 1,000 859
Series B, 4.00%, 11/1/55, Continuously Callable @102 ........................ 1,000 785
Broome County Local Development Corp. Revenue, 4.00%, 7/1/47, Continuously Callable
@103 ........................................................... 500 384
Buffalo & Erie County Industrial Land Development Corp. Revenue
5.00%, 8/1/52, Continuously Callable @100 ............................... 1,000 874
Series A, 5.00%, 6/1/35, Continuously Callable @102 ......................... 1,000 1,021
Build NYC Resource Corp. Revenue
5.00%, 6/1/40, Continuously Callable @100 ............................... 700 700
5.00%, 7/1/41, Continuously Callable @100 ............................... 500 477
4.00%, 8/1/42, Continuously Callable @100 ............................... 1,000 811
5.00%, 7/1/45, Continuously Callable @100 ............................... 2,000 1,936
5.00%, 6/1/48, Continuously Callable @102 ............................... 2,000 1,808
4.00%, 7/1/49, Continuously Callable @100 ............................... 500 413
4.75%, 6/15/53, Continuously Callable @100 ............................... 500 433
5.75%, 6/1/62, Continuously Callable @100(a) ............................. 250 232
Series A, 5.00%, 7/1/56, Continuously Callable @100 ......................... 500 448
Series A, 5.50%, 12/1/56, Continuously Callable @100 ........................ 360 361
Bushnell's Basin Fire Association, Inc. Revenue, 3.00%, 11/1/30 ..................... 1,715 1,596
City of Elmira, GO, 5.00%, 7/1/35, Continuously Callable @100 ..................... 1,575 1,663
City of Long Beach, GO (INS - Build America Mutual Assurance Co.), Series B, 4.63%,
7/15/52, Continuously Callable @100 .................................... 2,000 1,888
City of New York, GO, Series B-3, 2.25%, 10/1/46(b) ............................. 2,620 2,620
Dutchess County Local Development Corp. Revenue
5.00%, 7/1/46, Continuously Callable @100 ............................... 600 574
Series B, 4.00%, 7/1/41, Continuously Callable @100 ......................... 2,000 1,806
Hempstead Town Local Development Corp. Revenue, 5.00%, 7/1/48, Continuously Callable
@100 ........................................................... 300 274
Hudson Yards Infrastructure Corp. Revenue, Series A, 4.00%, 2/15/44, Continuously Callable
@100 ........................................................... 2,000 1,769
Jefferson County Civic Facility Development Corp. Revenue, 4.00%, 11/1/47, Continuously
Callable @100 ..................................................... 1,000 717
Metropolitan Transportation Authority Revenue
Series A, 4.63%, 11/15/50, Continuously Callable @100 ....................... 335 306
Series A1, 5.25%, 11/15/56, Continuously Callable @100 ...................... 1,000 995
Series B, 4.00%, 11/15/50, Continuously Callable @100 ....................... 1,000 802
Series D-1, 5.00%, 11/15/34, Continuously Callable @100 ..................... 3,000 3,009
Monroe County Industrial Development Corp. Revenue
5.00%, 12/1/46, Continuously Callable @100 ............................... 1,500 1,383
4.00%, 10/1/47, Continuously Callable @100 ............................... 1,000 790
5.00%, 6/1/59, Continuously Callable @100(a) ............................. 1,000 871
Series A, 5.00%, 12/1/42, Continuously Callable @100 ........................ 2,000 2,000
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 1/15/38, Continuously Callable @100 ......................... 500 500
Nassau County Local Economic Assistance Corp. Revenue, Series A, 5.00%, 7/1/55,
Continuously Callable @100 ........................................... 1,000 921
New York City Housing Development Corp. Revenue
4.20%, 11/1/58, Continuously Callable @100 ............................... 2,990 2,549
Series A-1, 4.80%, 11/1/55, Continuously Callable @100 ...................... 1,000 955
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal
Corp.), 2.25%, 10/1/29 ............................................... 720 703
New York City Municipal Water Finance Authority Revenue
Series BB, 4.25%, 6/15/53, Continuously Callable @100 ...................... 1,000 877
Series DD, 2.25%, 6/15/33(b) .......................................... 2,305 2,305

Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New York City Transitional Finance Authority Building Aid Revenue, Series S-1, 4.00%,
7/15/45, Continuously Callable @100 .................................... $ 2,000 $ 1,759
New York Convention Center Development Corp. Revenue
5.00%, 11/15/45, Continuously Callable @100 .............................. 500 490
Series B, 11/15/37(c) ................................................ 1,000 541
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.), Series B, 11/15/48(c) ........................................... 2,000 537
New York Liberty Development Corp. Revenue
2.80%, 9/15/69, Continuously Callable @100 ............................... 1,500 1,387
Series 1, 5.00%, 11/15/44, Continuously Callable @100(a) ..................... 1,000 971
New York Power Authority Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @100 250 252
New York State Dormitory Authority Revenue
5.00%, 12/1/37, Continuously Callable @100(a) ............................. 1,300 1,216
6.00%, 7/1/40, Continuously Callable @100 ............................... 2,700 2,347
5.00%, 7/1/48, Continuously Callable @100 ............................... 570 559
5.00%, 7/1/51, Continuously Callable @100 ............................... 725 610
5.00%, 7/1/57, Continuously Callable @100 ............................... 1,000 792
Series 1, 4.00%, 7/1/47, Continuously Callable @100 ......................... 1,000 833
Series A, 4.00%, 8/1/38, Continuously Callable @100 ......................... 2,000 1,824
Series A, 4.00%, 7/1/43, Continuously Callable @100 ......................... 2,000 1,788
Series A, 4.00%, 7/1/45, Continuously Callable @100 ......................... 2,250 1,985
Series A, 4.00%, 3/15/49, Continuously Callable @100 ........................ 750 635
Series A, 4.00%, 3/15/49, Continuously Callable @100 ........................ 1,500 1,308
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 500 389
Series A, 5.00%, 7/1/53, Continuously Callable @100 ......................... 1,000 1,000
Series A, 5.25%, 7/1/55, Continuously Callable @100 ......................... 1,000 1,023
Series A-1, 3.50%, 7/1/44, Continuously Callable @100 ....................... 1,000 767
Series A-1, 4.00%, 7/1/45, Continuously Callable @100 ....................... 3,000 2,656
Series A-1, 5.50%, 7/1/55, Continuously Callable @100 ....................... 165 170
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.),
5.00%, 7/1/51, Continuously Callable @100 ............................... 750 728
New York State Housing Finance Agency Revenue
Series B-1, 5.15%, 11/1/55, Continuously Callable @100 ...................... 500 498
Series C-1, 4.75%, 11/1/53, Continuously Callable @100 ...................... 1,100 1,030
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-
8105, 2.50%, 8/1/50(a)(b) ............................................. 294 294
New York State Thruway Authority Revenue
Series A, 4.00%, 1/1/56, Continuously Callable @100 ......................... 1,000 824
Series B, 4.00%, 1/1/50, Continuously Callable @100 ......................... 1,000 853
New York Transportation Development Corp. Revenue AMT, 6.00%, 6/30/55, Continuously
Callable @100 ..................................................... 1,000 1,046
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty
Municipal Corp.)
5.00%, 6/30/54, Continuously Callable @100 ............................... 1,000 951
Series A, 4.50%, 12/31/54, Continuously Callable @100 ....................... 1,000 853
Oneida County Local Development Corp. Revenue, 4.00%, 7/1/39, Continuously Callable
@100 ........................................................... 750 617
Onondaga Civic Development Corp. Revenue
5.00%, 10/1/40, Continuously Callable @100 ............................... 1,000 836
5.00%, 1/1/43, Continuously Callable @100 ............................... 1,090 1,068
Onondaga County Trust for Cultural Resources Revenue, 5.00%, 5/1/40, Continuously Callable
@100 ........................................................... 800 800
Southold Local Development Corp. Revenue, 5.00%, 12/1/45, Continuously Callable @100 . 1,000 938
St. Lawrence County Industrial Development Agency Revenue
5.00%, 9/1/47, Continuously Callable @100 ............................... 1,770 1,470
5.25%, 7/1/52, Continuously Callable @100 ............................... 1,000 977
Series A, 4.00%, 7/1/43, Continuously Callable @100 ......................... 500 428
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 211, 3.80%,
10/1/48, Continuously Callable @100 .................................... 1,140 962
Suffolk County Economic Development Corp. Revenue, Series C, 5.00%, 7/1/33, Continuously
Callable @100 ..................................................... 250 250
The Genesee County Funding Corp. Revenue, Series A, 5.25%, 12/1/52, Continuously Callable
@100 ........................................................... 750 732

Victory Portfolios III
Victory New York Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The Trust for Cultural Resources of The City of New York Revenue, Series A, 4.00%, 7/1/46,
Continuously Callable @100 ........................................... $ 1,000 $ 853
Tompkins County Development Corp. Revenue, 5.00%, 7/1/44, Continuously Callable @100 1,375 1,375
Triborough Bridge & Tunnel Authority Revenue
Series A, 4.00%, 11/15/52, Continuously Callable @100 ....................... 3,000 2,543
Series A, 4.50%, 12/1/56, Continuously Callable @100 ........................ 500 455
Series A-1, 4.00%, 11/15/54, Continuously Callable @100 ..................... 1,000 845
Series B, 11/15/32(c) ................................................ 1,000 792
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100 ............ 1,000 966
Westchester County Healthcare Corp. Revenue, Series B, 6.00%, 11/1/30, Continuously
Callable @100 ..................................................... 115 115
Westchester County Local Development Corp. Revenue
5.00%, 7/1/42, Continuously Callable @103 ............................... 815 785
5.00%, 11/1/46, Continuously Callable @100 ............................... 1,000 852
5.00%, 6/1/47, Continuously Callable @100 ............................... 1,000 943
Series S, 5.00%, 1/1/51, Continuously Callable @103 ......................... 1,000 944
Westchester Tobacco Asset Securitization Corp. Revenue, Series B, 5.00%, 6/1/41,
Continuously Callable @100 ........................................... 500 496
101,739
Total Municipal Bonds (Cost $113,116)
a
a
a
101,739
Total Investments (Cost $113,116) — 99.0% 101,739
Other assets in excess of liabilities —  1.0% 1,071
NET ASSETS - 100.00% $ 102,810
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2025, the fair value of these securities was
$3,584 (thousands) and amounted to 3.5% of net assets.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Virginia Bond Fund
32
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.8%)
Virginia (88.6%):
Alexandria IDA Revenue, Series C, 4.00%, 1/1/46, Continuously Callable @100 ......... $ 2,400 $ 2,086
Amherst IDA Revenue
5.00%, 9/1/26, Continuously Callable @100 ............................... 580 580
4.75%, 9/1/30, Continuously Callable @100 ............................... 2,000 1,965
Arlington County IDA Revenue
5.00%, 2/15/43, Continuously Callable @100 ............................... 1,775 1,790
4.00%, 7/1/45, Continuously Callable @100 ............................... 1,585 1,368
Bristol IDA Revenue, 5.00%, 11/1/53, Continuously Callable @100 ................... 8,030 8,046
Campbell County IDA Revenue, 4.00%, 6/1/44, Continuously Callable @100 ............ 4,600 4,073
Capital Region Airport Commission Revenue
Series A, 4.00%, 7/1/36, Continuously Callable @100 ......................... 700 682
Series A, 4.00%, 7/1/38, Continuously Callable @100 ......................... 750 709
Charles City County Economic Development Authority Revenue, Series A, 2.88%, 2/1/29,
Continuously Callable @101 ........................................... 10,000 9,695
Chesapeake Bay Bridge & Tunnel District Revenue
5.00%, 7/1/46, Continuously Callable @100 ............................... 2,840 2,785
5.00%, 7/1/51, Continuously Callable @100 ............................... 6,400 6,176
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal Corp.),
5.00%, 7/1/41, Continuously Callable @100 ............................... 5,000 5,012
Chesapeake Hospital Authority Revenue
4.00%, 7/1/39, Continuously Callable @100 ............................... 1,000 918
4.00%, 7/1/43, Continuously Callable @100 ............................... 4,000 3,441
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series B, 4.75%, 7/15/32, Continuously Callable @100 ........................ 6,520 6,821
Series B, 4.88%, 7/15/40, Continuously Callable @100 ........................ 3,000 3,007
City of Petersburg, GO
4.25%, 9/1/48, Continuously Callable @100 ............................... 1,000 912
4.25%, 9/1/53, Continuously Callable @100 ............................... 1,250 1,113
City of Richmond Public Utility Revenue
4.00%, 1/15/40, Continuously Callable @100 ............................... 6,000 5,612
Series A, 4.00%, 1/15/50, Continuously Callable @100 ........................ 2,220 1,908
County of Fairfax Sewer Revenue, Series A, 5.00%, 7/15/46, Continuously Callable @100 .. 10,000 10,243
Fairfax County Economic Development Authority Revenue, 5.00%, 4/1/47, Continuously
Callable @100 ..................................................... 4,000 3,960
Fairfax County IDA Revenue
Series A, 4.00%, 5/15/44, Continuously Callable @100 ........................ 6,900 6,229
Series A, 4.00%, 5/15/48, Continuously Callable @100 ........................ 1,500 1,278
Farmville IDA Revenue (INS - Assured Guaranty Municipal Corp.), 5.38%, 7/1/53, (Put Date
7/1/43)(a) ........................................................ 5,800 6,086
Front Royal & Warren County IDA Revenue, 4.00%, 1/1/50, Continuously Callable @103 .. 7,000 5,909
Hampton Roads Transportation Accountability Commission Revenue, Series A, 4.00%, 7/1/52,
Continuously Callable @100 ........................................... 6,000 5,063
Henrico County Economic Development Authority Revenue
4.25%, 6/1/26, Continuously Callable @100 ............................... 140 140
5.00%, 10/1/37, Continuously Callable @102 ............................... 2,500 2,508
4.00%, 10/1/40, Continuously Callable @103 ............................... 500 476
4.00%, 10/1/45, Continuously Callable @103 ............................... 725 641
4.00%, 10/1/50, Continuously Callable @103 ............................... 1,500 1,270
Series A, 5.00%, 10/1/42, Continuously Callable @103 ........................ 1,000 1,018
Series A, 5.00%, 10/1/47, Continuously Callable @103 ........................ 945 936
Series A, 5.00%, 10/1/52, Continuously Callable @103 ........................ 7,380 7,337
James City County Economic Development Authority Revenue
4.00%, 6/1/47, Continuously Callable @103 ............................... 1,000 748
Series A, 4.00%, 12/1/50, Continuously Callable @103 ........................ 9,905 7,598
Series A, 6.75%, 12/1/53, Continuously Callable @103 ........................ 855 896
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A, 6.05%, 3/1/44, Continuously Callable @102(b) ...................... 656 459
Series B, 6.05%, 3/1/44, Continuously Callable @102 ......................... 610 489
Series C, 4.75%, 3/1/54, Continuously Callable @100(b) ...................... 2,599 1,091
Lexington IDA Revenue
4.00%, 1/1/31, Continuously Callable @102 ............................... 750 753

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4.00%, 1/1/37, Continuously Callable @102 ............................... $ 1,000 $ 944
5.00%, 1/1/48, Continuously Callable @100 ............................... 1,000 990
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.),
Series 2023-DBE-8106, 2.50%, 6/1/63(c)(d) ................................ 5,900 5,900
Lynchburg Economic Development Authority Revenue
4.00%, 1/1/39, Continuously Callable @100 ............................... 1,320 1,243
4.00%, 1/1/41, Continuously Callable @100 ............................... 1,135 1,023
5.00%, 9/1/43, Continuously Callable @100 ............................... 3,000 2,784
4.00%, 1/1/55, Continuously Callable @100 ............................... 14,420 11,244
Series A, 5.00%, 1/1/47, Continuously Callable @100 ......................... 2,250 2,138
Manassas Park Economic Development Authority Revenue, 4.00%, 12/15/52, Continuously
Callable @100 ..................................................... 4,500 3,730
Marquis Community Development Authority of York County Revenue, 1.50%, 9/1/45(b)(c)(e) 1,093 408
Marquis Community Development Authority of York County Tax Allocation
Series B, 1.13%, 9/1/41(b)(e) .......................................... 3,532 1,319
Series C, 9/1/41(e)(f) ................................................ 5,389 5
Montgomery County Economic Development Authority Revenue, Series A, 4.00%, 6/1/38,
Continuously Callable @100 ........................................... 1,750 1,686
Norfolk Airport Authority Revenue, 5.00%, 7/1/43, Continuously Callable @100 ......... 2,800 2,824
Norfolk Economic Development Authority Revenue
Series B, 4.00%, 11/1/48, Continuously Callable @100 ........................ 6,100 5,127
Series B, 5.00%, 11/1/48, (Put Date 11/1/28)(a) ............................. 1,600 1,708
Prince Edward County IDA Revenue
4.00%, 9/1/43, Continuously Callable @100 ............................... 2,250 1,925
5.00%, 9/1/48, Continuously Callable @100 ............................... 2,055 1,939
5.25%, 9/1/57, Continuously Callable @100 ............................... 3,000 2,964
Prince William County IDA Revenue
5.00%, 1/1/37, Continuously Callable @102 ............................... 1,000 948
5.00%, 1/1/46, Continuously Callable @102 ............................... 4,000 3,561
Radford IDA Revenue (NBGA - Fannie Mae), 3.50%, 9/15/29, Continuously Callable @100 . 3,910 3,910
Roanoke Economic Development Authority Revenue
5.00%, 7/1/47 ..................................................... 5,000 4,984
4.00%, 7/1/51, Continuously Callable @100 ............................... 5,000 4,270
Series A, 5.00%, 9/1/36, Continuously Callable @100 ......................... 1,640 1,620
Series A, 5.00%, 9/1/43, Continuously Callable @100 ......................... 4,060 3,671
Rockingham County Economic Development Authority Revenue
Series A, 4.00%, 12/1/33, Continuously Callable @100 ........................ 1,000 979
Series A, 5.00%, 12/1/39, Continuously Callable @100 ........................ 4,180 4,184
Salem Economic Development Authority Revenue
4.00%, 4/1/38, Continuously Callable @100 ............................... 250 229
4.00%, 4/1/39, Continuously Callable @100 ............................... 225 201
4.00%, 4/1/40, Continuously Callable @100 ............................... 250 219
4.00%, 4/1/45, Continuously Callable @100 ............................... 750 609
5.00%, 4/1/49, Continuously Callable @100 ............................... 910 834
6.00%, 4/1/55, Continuously Callable @100 ............................... 250 256
Stafford County Economic Development Authority Revenue
5.00%, 6/15/36, Continuously Callable @100 ............................... 5,900 5,956
4.00%, 6/15/37, Continuously Callable @100 ............................... 6,495 6,105
Tobacco Settlement Financing Corp. Revenue, Series B1, 5.00%, 6/1/47, Continuously Callable
@100 ........................................................... 5,000 4,177
University of Virginia Revenue
Series A, 5.00%, 4/1/42, Continuously Callable @100 ......................... 4,000 4,046
Series A-1, 4.00%, 4/1/45, Continuously Callable @100 ....................... 3,600 3,223
Series B, 5.00%, 9/1/49, Continuously Callable @100 ......................... 10,000 10,051
Virginia Beach Development Authority Revenue
5.00%, 9/1/40, Continuously Callable @103 ............................... 3,250 3,152
5.00%, 9/1/44, Continuously Callable @103 ............................... 4,865 4,624
4.00%, 9/1/48, Continuously Callable @103 ............................... 3,755 2,828
Virginia College Building Authority Revenue
5.00%, 6/1/26 ..................................................... 250 254
5.00%, 6/1/27 ..................................................... 275 285
5.00%, 6/1/28 ..................................................... 295 311
5.00%, 6/1/29 ..................................................... 300 322

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5.00%, 6/1/30 ..................................................... $ 325 $ 353
5.00%, 6/1/31 ..................................................... 300 329
4.00%, 1/15/33, Continuously Callable @100 ............................... 965 975
4.00%, 1/15/35, Continuously Callable @100 ............................... 545 544
4.00%, 1/15/36, Continuously Callable @100 ............................... 650 640
4.00%, 6/1/36, Continuously Callable @100 ............................... 925 914
4.00%, 1/15/43, Continuously Callable @100 ............................... 1,285 1,123
4.00%, 6/1/46, Continuously Callable @100 ............................... 1,000 826
6.00%, 6/1/55, Continuously Callable @100 ............................... 1,500 1,544
Series A, 3.00%, 1/15/46, Continuously Callable @100 ........................ 1,000 729
Series A, 3.00%, 1/15/51, Continuously Callable @100 ........................ 1,175 802
Series E, 5.00%, 2/1/31, Continuously Callable @100 ......................... 10,000 10,545
Series E, 5.00%, 2/1/32, Continuously Callable @100 ......................... 4,000 4,211
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Revenue, 4.00%,
5/15/46, Continuously Callable @100 .................................... 5,195 4,580
Virginia Commonwealth Transportation Board Revenue
5.00%, 3/15/32, Continuously Callable @100 ............................... 3,350 3,499
5.00%, 9/15/32, Continuously Callable @100 ............................... 9,190 9,591
4.00%, 5/15/42, Continuously Callable @100 ............................... 10,000 9,127
Series A, 4.00%, 5/15/36, Continuously Callable @100 ........................ 2,000 2,003
Virginia Commonwealth University Health System Authority Revenue, Series B, 5.00%,
7/1/46, Continuously Callable @100 ..................................... 5,500 5,370
Virginia Commonwealth University Revenue
Series A, 4.00%, 11/1/37, Continuously Callable @100 ........................ 750 729
Series A, 5.00%, 11/1/38, Continuously Callable @100 ........................ 350 360
Series A, 4.00%, 5/1/48, Continuously Callable @100 ......................... 2,475 2,096
Virginia Housing Development Authority Revenue
Series A, 4.65%, 9/1/55, Continuously Callable @100 ......................... 1,200 1,128
Series B, 3.60%, 5/1/46, Continuously Callable @100 ......................... 6,555 5,306
Series D, 4.75%, 8/1/53, Continuously Callable @100 ........................ 1,500 1,421
Series D, 4.70%, 7/1/55, Continuously Callable @100 ........................ 1,250 1,160
Series E, 2.65%, 7/1/50, Continuously Callable @100 ......................... 1,640 1,041
Series E, 4.65%, 7/1/55, Continuously Callable @100 ......................... 1,000 920
Series E, 5.20%, 10/1/58, Continuously Callable @100 ........................ 3,000 3,024
Series E-2, 4.60%, 10/1/54, Continuously Callable @100 ...................... 1,000 913
Series F, 5.00%, 10/1/52, Continuously Callable @100 ........................ 5,000 4,945
Series G, 5.15%, 11/1/52, Continuously Callable @100 ........................ 1,750 1,744
Series H, 4.70%, 12/1/54, Continuously Callable @100 ........................ 800 756
Series I, 2.45%, 11/1/45, Continuously Callable @100 ........................ 1,500 959
Series K, 1.95%, 12/1/32, Continuously Callable @100 ........................ 1,500 1,290
Series K, 2.05%, 12/1/33, Continuously Callable @100 ........................ 665 557
Virginia Resources Authority Revenue
4.00%, 11/1/49, Continuously Callable @100 ............................... 6,700 5,817
Series A, 5.00%, 11/1/32, Continuously Callable @100 ........................ 15 15
Series A, 4.00%, 11/1/43, Continuously Callable @100 ........................ 1,445 1,341
Series A, 4.00%, 11/1/47, Continuously Callable @100 ........................ 1,040 920
Series B, 4.75%, 11/1/52, Continuously Callable @100 ........................ 750 741
Virginia Small Business Financing Authority Revenue
4.00%, 12/1/49, Continuously Callable @100 ............................... 15,830 13,103
4.00%, 12/1/51, Continuously Callable @103 ............................... 4,000 3,098
Series A, 4.00%, 1/1/45, Continuously Callable @103 ......................... 2,800 2,391
Series A, 4.00%, 1/1/51, Continuously Callable @103 ......................... 16,265 13,151
Series A, 5.50%, 12/1/54, Continuously Callable @102 ........................ 4,500 4,406
Series A-1, 5.25%, 6/15/55, Continuously Callable @100 ...................... 2,000 2,001
Virginia Small Business Financing Authority Revenue AMT
4.00%, 11/1/52, (Put Date 11/20/25)(a) ................................... 1,500 1,501
Series I-495, 5.00%, 12/31/57, Continuously Callable @100 .................... 2,000 1,883
Western Regional Jail Authority Revenue
5.00%, 12/1/35, Continuously Callable @100 ............................... 1,540 1,573
5.00%, 12/1/38, Continuously Callable @100 ............................... 1,000 1,022
Winchester Economic Development Authority Revenue, 5.00%, 1/1/44, Continuously Callable
@100 ........................................................... 3,250 3,179

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Wise County IDA Revenue, Series A, 0.75%, 10/1/40 ............................. $ 2,500 $ 2,500
404,233
District of Columbia (6.5%):
Metropolitan Washington Airports Authority Aviation Revenue AMT
Series A, 5.25%, 10/1/48, Continuously Callable @100 ........................ 3,160 3,183
Series A, 4.50%, 10/1/53, Continuously Callable @100 ........................ 2,175 1,948
Series A, 5.25%, 10/1/53, Continuously Callable @100 ........................ 2,000 2,020
Series A, 5.50%, 10/1/54, Continuously Callable @100 ........................ 5,000 5,130
Series A, 5.50%, 10/1/55, Continuously Callable @100 ........................ 250 266
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4.00%, 10/1/52, Continuously Callable @100 ............................... 3,000 2,497
Series A, 5.00%, 10/1/44, Continuously Callable @100 ........................ 1,500 1,500
Series B, 4.00%, 10/1/53, Continuously Callable @100 ........................ 1,500 1,221
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured
Guaranty Municipal Corp.), Series B, 10/1/30(f) ............................. 5,500 4,719
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, 4.00%, 7/15/45,
Continuously Callable @100 ........................................... 2,500 2,198
Washington Metropolitan Area Transit Authority Revenue, Series B, 5.00%, 7/1/42,
Continuously Callable @100 ........................................... 5,000 5,038
29,720
Guam (3.7%):
Guam Government Waterworks Authority Revenue
Series A, 5.00%, 1/1/50, Continuously Callable @100 ......................... 1,000 970
Series A, 5.50%, 7/1/55, Continuously Callable @100 ......................... 750 763
Guam Power Authority Revenue
Series A, 5.00%, 10/1/40, Continuously Callable @100 ........................ 4,000 3,967
Series A, 5.00%, 10/1/41, Continuously Callable @100 ........................ 1,500 1,523
Series A, 5.00%, 10/1/43, Continuously Callable @100 ........................ 200 201
Series A, 5.00%, 10/1/44, Continuously Callable @100 ........................ 225 224
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100 .... 1,500 1,453
Territory of Guam Revenue
Series A, 5.00%, 11/1/27 .............................................. 200 206
Series A, 5.00%, 11/1/28 .............................................. 250 261
Series A, 5.00%, 11/1/29 .............................................. 250 264
Series A, 5.00%, 11/1/30 .............................................. 250 266
Series A, 5.00%, 11/1/35, Continuously Callable @100 ........................ 2,000 2,050
Series A, 5.00%, 12/1/46, Continuously Callable @100 ........................ 1,250 1,250
Series D, 5.00%, 11/15/39, Continuously Callable @100 ....................... 2,000 2,005
Series F, 5.00%, 1/1/31 ............................................... 500 541
Series F, 4.00%, 1/1/42, Continuously Callable @100 ......................... 1,000 856
16,800
Total Municipal Bonds (Cost $503,183)
a
a
a
450,753
Total Investments (Cost $503,183) — 98.8% 450,753
Other assets in excess of liabilities —  1.2% 5,432
NET ASSETS - 100.00% $ 456,185
(a) Put Bond.
(b) Currently the issuer is in default with respect to interest and/or principal payments.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2025, the fair value of these securities was
$6,308 (thousands) and amounted to 1.4% of net assets.
(d) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(f) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority

Victory Portfolios III
Victory Virginia Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statements of Assets and Liabilities
August 31, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory California
Bond Fund
Victory
Government
Securities Fund
Victory Growth
and Tax Strategy
Fund
Assets:
Investments, at value (Cost $421,863, $1,147,837 and $536,984) $ 397,704 $ 1,124,825 $ 852,966
Repurchase agreements, at value (Cost $—, $6,000 and $—) — 6,000 —
Cash 408 — 232
Receivables:
Dividends, interest, and securities lending income 4,663 5,508 5,909
Capital shares issued 1 989 398
Investments sold — 632 —
From Adviser 12 — 3
Prepaid expenses 2 41 49
Total Assets 402,790 1,137,995 859,557
Liabilities:
Payables:
Distributions 160 — —
Investments purchased — — 2,000
Capital shares redeemed 304 837 207
Payable to Adviser — 6 —
Accrued expenses and other payables:
Investment advisory fees 95 163 193
Administration fees 51 103 106
Custodian fees —(a) 8 4
Transfer agent fees 12 107 50
Compliance fees —(a) 1 1
Trustees' fees 1 1 1
12b-1 fees —(a) — 9
Other accrued expenses 44 45 54
Total Liabilities 667 1,271 2,625
Commitments and contingencies (Note 5 )
Net Assets:
Capital 447,370 1,202,529 496,552
Total accumulated earnings (loss) (45,247) (65,805) 360,380
Net Assets $ 402,123 $ 1,136,724 $ 856,932
Net Assets:
Fund Shares $ 397,358 $ 224,523 $ 744,671
Institutional Shares 4,081 849,151 77,206
Class A 684 — 18,292
Class C — — 16,763
Class R6 — 63,050 —
Total $ 402,123 $ 1,136,724 $ 856,932
Shares (unlimited number of shares authorized with no par value):
Fund Shares 40,373 25,096 25,798
Institutional Shares 415 94,887 2,677
Class A 70 — 636
Class C — — 589
Class R6 — 7,044 —
Total 40,858 127,027 29,700
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 9.84 $ 8.95 $ 28.87
Institutional Shares 9.84 8.95 28.84
Class A 9.83 — 28.76
Class C(c) — — 28.48
Class R6 — 8.95 —
Maximum Sales Charge — Class A 2.25% —% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10.06 $ — $ 29.42
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statements of Assets and Liabilities
August 31, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory New York
Bond Fund
Victory Virginia
Bond Fund
Assets:
Investments, at value (Cost $113,116 and $503,183) $ 101,739 $ 450,753
Cash 103 77
Receivables:
Interest 1,144 5,974
Capital shares issued 2 4
From Adviser 24 16
Prepaid expenses 1 2
Total Assets 103,013 456,826
Liabilities:
Payables:
Distributions 58 157
Capital shares redeemed 53 233
Accrued expenses and other payables:
Investment advisory fees 35 129
Administration fees 13 57
Custodian fees —(a) — (a)
Transfer agent fees 5 20
Compliance fees —(a) —(a)
Trustees' fees 1 1
12b-1 fees — 1
Other accrued expenses 38 43
Total Liabilities 203 641
Commitments and contingencies (Note 5 )
Net Assets:
Capital 121,040 526,853
Total accumulated earnings (loss) (18,230) (70,668)
Net Assets $ 102,810 $ 456,185
Net Assets:
Fund Shares $ 99,392 $ 419,747
Institutional Shares 3,418 26,364
Class A — 10,074
Total $ 102,810 $ 456,185
Shares (unlimited number of shares authorized with no par value):
Fund Shares 9,712 41,963
Institutional Shares 335 2,634
Class A — 1,008
Total 10,047 45,605
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 10.23 $ 10.00
Institutional Shares 10.21 10.01
Class A — 10.00
Maximum Sales Charge — Class A —% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ — $ 10.23
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Six Months Ended August 31, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory California
Bond Fund
Victory
Government
Securities Fund
Victory Growth
and Tax Strategy
Fund
Investment Income:
Dividends $ — $ 40 $ 2,312
Interest 8,604 23,524 9,184
Securities lending (net of fees) — — (a) — (a)
Foreign tax withholding — — — (a)
Total Income 8,604 23,564 11,496
Expenses:
Investment advisory fees 630 963 1,101
Administration fees — Fund Shares 318 171 546
Administration fees — Institutional Shares 2 419 38
Administration fees — Class A — (a) — 15
Administration fees — Class C — — 12
Administration fees — Class R6 — 14 —
Sub-Administration fees 12 12 23
12b-1 fees — Class A 1 — 24
12b-1 fees — Class C — — 79
Custodian fees 10 23 19
Transfer agent fees — Fund Shares 52 141 180
Transfer agent fees — Institutional Shares 2 437 40
Transfer agent fees — Class A — (a) — 10
Transfer agent fees — Class C — — 8
Transfer agent fees — Class R6 — 4 —
Trustees' fees 23 23 23
Compliance fees 2 5 4
Legal and audit fees 27 26 28
State registration and filing fees — (a) 40 31
Interfund lending fees — — (a) 2
Other expenses 24 42 49
Recoupment of prior expenses waived/reimbursed by Adviser — 14 4
Total Expenses 1,103 2,334 2,236
Less fees paid indirectly (9) — (9)
Expenses waived/reimbursed by Adviser (28) — (12)
Net Expenses 1,066 2,334 2,215
Net Investment Income (Loss) 7,538 21,230 9,281
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (2,786) 556 7,732
Net realized gains (losses) from in-kind redemptions — — 32,546
Net change in unrealized appreciation/depreciation on investment securities (20,642) 6,773 (23,684)
Net realized/unrealized gains (losses) on investments (23,428) 7,329 16,594
Change in net assets resulting from operations $ (15,890) $ 28,559 $ 25,875
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended August 31, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory New York
Bond Fund
Victory Virginia
Bond Fund
Investment Income:
Interest $ 2,363 $ 9,175
Total Income 2,363 9,175
Expenses:
Investment advisory fees 226 794
Administration fees — Fund Shares 79 330
Administration fees — Institutional Shares 2 14
Administration fees — Class A — 8
Sub-Administration fees 12 12
12b-1 fees — Class A — 13
Custodian fees 3 10
Transfer agent fees — Fund Shares 19 72
Transfer agent fees — Institutional Shares 2 15
Transfer agent fees — Class A — 5
Trustees' fees 23 23
Compliance fees — (a) 2
Legal and audit fees 27 26
State registration and filing fees — (a) — (a)
Other expenses 18 29
Total Expenses 411 1,353
Less fees paid indirectly (3) (10)
Expenses waived/reimbursed by Adviser (68) (43)
Net Expenses 340 1,300
Net Investment Income (Loss) 2,023 7,875
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (1,438) (3,355)
Net change in unrealized appreciation/depreciation on investment securities (5,699) (22,004)
Net realized/unrealized gains (losses) on investments (7,137) (25,359)
Change in net assets resulting from operations $ (5,114) $ (17,484)
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory California Bond Fund
Victory Government Securities
Fund
Victory Growth and Tax Strategy
Fund
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,538 $ 15,023 $ 21,230 $ 38,855 $ 9,281 $ 17,004
Net realized gains (losses) (2,786) (569) 556 (4,084) 40,278 8,132
Net change in unrealized
appreciation/depreciation (20,642) (733) 6,773 24,984 (23,684) 62,302
Change in net assets resulting from
operations (15,890) 13,721 28,559 59,755 25,875 87,438
Distributions to Shareholders:
Fund Shares (7,483) (14,904) (4,311) (8,570) (7,083) (16,689)
Institutional Shares (59) (93) (16,242) (29,919) (735) (1,876)
Class A (8) (11) — — (167) (390)
Class C — — — — (84) (177)
Class R6 — — (1,096) (1,180) — —
Change in net assets resulting from
distributions to shareholders (7,550) (15,008) (21,649) (39,669) (8,069) (19,132)
Change in net assets resulting from
capital transactions (28,868) (42,956) 27,519 69,204 (23,177) (3,796)
Change in net assets (52,308) (44,243) 34,429 89,290 (5,371) 64,510
Net Assets:
Beginning of period 454,431 498,674 1,102,295 1,013,005 862,303 797,793
End of period $ 402,123 $ 454,431 $ 1,136,724 $ 1,102,295 $ 856,932 $ 862,303

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory California Bond Fund
Victory Government Securities
Fund
Victory Growth and Tax Strategy
Fund
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 7,260 $ 10,292 $ 16,920 $ 25,988 $ 22,094 $ 68,085
Distributions reinvested 6,299 12,737 4,046 8,135 6,765 15,921
Cost of shares redeemed (43,987) (66,200) (25,543) (51,748) (46,214) (82,155)
Total Fund Shares $ (30,428) $ (43,171) $ (4,577) $ (17,625) $ (17,355) $ 1,851
Institutional Shares
Proceeds from shares issued $ 1,482 $ 1,140 $ 22,873 $ 80,074 $ 41,100 $ 15,896
Distributions reinvested 58 92 16,161 29,919 283 603
Cost of shares redeemed (330) (937) (21,833) (52,780) (46,047) (22,609)
Total Institutional Shares $ 1,210 $ 295 $ 17,201 $ 57,213 $ (4,664) $ (6,110)
Class A
Proceeds from shares issued $ 596 $ 40 $ — $ — $ 2,694 $ 11,703
Distributions reinvested 6 9 — — 117 223
Cost of shares redeemed (252) (129) — — (4,949) (13,553)
Total Class A $ 350 $ (80) $ — $ — $ (2,138) $ (1,627)
Class C
Proceeds from shares issued $ — $ — $ — $ — $ 2,042 $ 3,443
Distributions reinvested — — — — 78 164
Cost of shares redeemed — — — — (1,140) (1,517)
Total Class C $ — $ — $ — $ — $ 980 $ 2,090
Class R6
Proceeds from shares issued $ — $ — $ 23,670 $ 40,056 $ — $ —
Distributions reinvested — — 1,070 1,180 — —
Cost of shares redeemed — — (9,845) (11,620) — —
Total Class R6 $ — $ — $ 14,895 $ 29,616 $ — $ —
Change in net assets resulting from
capital transactions $ (28,868) $ (42,956) $ 27,519 $ 69,204 $ (23,177) $ (3,796)
Share Transactions:
Fund Shares
Issued 727 990 1,908 2,954 801 2,489
Reinvested 634 1,227 455 925 246 591
Redeemed (4,421) (6,364) (2,885) (5,884) (1,678) (3,013)
Total Fund Shares (3,060) (4,147) (522) (2,005) (631) 67
Institutional Shares
Issued 151 111 2,581 9,096 1,445 582
Reinvested 6 9 1,817 3,416 10 22
Redeemed (33) (90) (2,463) (5,993) (1,631) (825)
Total Institutional Shares 124 30 1,935 6,519 (176) (221)
Class A
Issued 61 4 — — 99 431
Reinvested 1 1 — — 4 8
Redeemed (26) (13) — — (180) (504)
Total Class A 36 (8) — — (77) (65)
Class C
Issued — — — — 76 127
Reinvested — — — — 3 6
Redeemed — — — — (42) (56)
Total Class C — — — — 37 77
Class R6
Issued — — 2,672 4,538 — —
Reinvested — — 120 135 — —
Redeemed — — (1,110) (1,321) — —
Total Class R6 — — 1,682 3,352 — —
Change in Shares (2,900) (4,125) 3,095 7,866 (847) (142)

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory New York Bond Fund Victory Virginia Bond Fund
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,023 $ 4,246 $ 7,875 $ 15,329
Net realized gains (losses) (1,438) 792 (3,355) 83
Net change in unrealized appreciation/depreciation (5,699) (18) (22,004) 2,059
Change in net assets resulting from operations (5,114) 5,020 (17,484) 17,471
Distributions to Shareholders:
Fund Shares (1,939) (4,010) (7,259) (14,226)
Institutional Shares (84) (234) (476) (810)
Class A — (2) (a) (157) (293)
Change in net assets resulting from distributions to shareholders (2,023) (4,246) (7,892) (15,329)
Change in net assets resulting from capital transactions (6,346) (14,657) (29,402) (24,681)
Change in net assets (13,483) (13,883) (54,778) (22,539)
Net Assets:
Beginning of period 116,293 130,176 510,963 533,502
End of period $ 102,810 $ 116,293 $ 456,185 $ 510,963
(a) Class A activity is for the period March 1, 2024, to January 30, 2025 (date of termination).

44
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory New York Bond Fund Victory Virginia Bond Fund
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 5,759 $ 17,026 $ 15,859 $ 27,694
Distributions reinvested 1,518 3,175 6,127 12,260
Cost of shares redeemed (12,754) (30,627) (53,301) (63,189)
Total Fund Shares $ (5,477) $ (10,426) $ (31,315) $ (23,235)
Institutional Shares
Proceeds from shares issued $ 638 $ 2,405 $ 10,048 $ 6,907
Distributions reinvested 82 216 427 706
Cost of shares redeemed (1,589) (6,739) (9,121) (7,720)
Total Institutional Shares $ (869) $ (4,118) $ 1,354 $ (107)
Class A
Proceeds from shares issued $ — $ 37 (a) $ 1,042 $ 681
Distributions reinvested — — (a) (b) 151 276
Cost of shares redeemed — (150) (a) (634) (2,296)
Total Class A $ — $ (113) $ 559 $ (1,339)
Change in net assets resulting from capital transactions $ (6,346) $ (14,657) $ (29,402) $ (24,681)
Share Transactions:
Fund Shares
Issued 550 1,564 1,567 2,638
Reinvested 146 292 607 1,169
Redeemed (1,225) (2,805) (5,279) (6,028)
Total Fund Shares (529) (949) (3,105) (2,221)
Institutional Shares
Issued 60 220 988 659
Reinvested 8 20 42 67
Redeemed (154) (621) (914) (734)
Total Institutional Shares (86) (381) 116 (8)
Class A
Issued — 4 (a) 102 64
Reinvested — — (a) (c) 15 26
Redeemed — (14) (a) (62) (219)
Total Class A — (10) 55 (129)
Change in Shares (615) (1,340) (2,934) (2,358)
(a) Class A activity is for the period March 1, 2024, to January 30, 2025 (date of termination).
(b) Rounds to less than $1 thousand.
(c) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
45
See notes to financial statements.
Victory California Bond Fund
Fund Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $10.39 $10.41 $10.16 $10.81 $11.49 $11.17 $11.07
Investment Activities:
Net investment income (loss)(b) 0.18 0.34 0.33 0.29 0.27 0.27 0.30
Net realized and unrealized gains
(losses) (0.55) (0.03) 0.25 (0.66) (0.68) 0.32 0.10
Total from Investment
Activities (0.37) 0.31 0.58 (0.37) (0.41) 0.59 0.40
Distributions to Shareholders from:
Net investment income (0.18) (0.33) (0.33) (0.28) (0.27) (0.27) (0.30)
Total Distributions (0.18) (0.33) (0.33) (0.28) (0.27) (0.27) (0.30)
Net Asset Value, End of Period $9.84 $10.39 $10.41 $10.16 $10.81 $11.49 $11.17
Total Return(c)(d) (3.59)% 3.02% 5.87% (3.43)% (3.64)% 5.36% 3.62%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.50%(h) 0.55%(h) 0.57%(h) 0.59% 0.55% 0.56% 0.53%
Net Investment Income (Loss)(e) 3.53% 3.17% 3.18% 3.04% 2.39% 2.40% 2.66%
Gross Expenses(e)(f) 0.51%(h) 0.56%(h) 0.58%(h) 0.59% 0.55% 0.56% 0.53%
Supplemental Data:
Net Assets at end of period
(000's) $397,358 $451,059 $495,521 $516,046 $606,474 $655,948 $677,785
Portfolio Turnover(c)(i) 7% 11% 2% 19% 11% 32% 33%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
46
See notes to financial statements.
Victory California Bond Fund
Institutional Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.38 $10.41 $10.16 $10.81 $11.48 $11.35
Investment Activities:
Net investment income (loss)(c) 0.18 0.33 0.33 0.30 0.28 0.21
Net realized and unrealized gains (losses) (0.54) (0.03) 0.26 (0.67) (0.67) 0.13
Total from Investment Activities (0.36) 0.30 0.59 (0.37) (0.39) 0.34
Distributions to Shareholders from:
Net investment income (0.18) (0.33) (0.34) (0.28) (0.28) (0.21)
Total Distributions (0.18) (0.33) (0.34) (0.28) (0.28) (0.21)
Net Asset Value, End of Period $9.84 $10.38 $10.41 $10.16 $10.81 $11.48
Total Return(d)(e) (3.49)% 2.97% 5.92% (3.36)% (3.50)% 3.01%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.48%(i) 0.51%(i) 0.52%(i) 0.51% 0.51% 0.50%
Net Investment Income (Loss)(f) 3.56% 3.21% 3.22% 3.17% 2.43% 2.44%
Gross Expenses(f)(h) 0.66%(i) 0.64%(i) 0.60%(i) 0.59% 0.58% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $4,081 $3,020 $2,721 $1,515 $592 $911
Portfolio Turnover(d)(j) 7% 11% 2% 19% 11% 32%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

47
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory California Bond Fund
Class A
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $10.37 $10.40 $10.15 $10.80 $11.47 $11.16 $11.06
Investment Activities:
Net investment income (loss)(b) 0.16 0.31 0.30 0.26 0.25 0.25 0.27
Net realized and unrealized gains
(losses) (0.54) (0.03) 0.26 (0.66) (0.67) 0.31 0.10
Total from Investment
Activities (0.38) 0.28 0.56 (0.40) (0.42) 0.56 0.37
Distributions to Shareholders from:
Net investment income (0.16) (0.31) (0.31) (0.25) (0.25) (0.25) (0.27)
Total Distributions (0.16) (0.31) (0.31) (0.25) (0.25) (0.25) (0.27)
Net Asset Value, End of Period $9.83 $10.37 $10.40 $10.15 $10.80 $11.47 $11.16
Total Return(c)(d) (3.62)% 2.69% 5.66% (3.69)% (3.78)% 5.01% 3.36%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.75%(h) 0.78%(h) 0.78%(h) 0.89% 0.79% 0.81% 0.78%
Net Investment Income (Loss)(e) 3.30% 2.95% 2.99% 2.73% 2.15% 2.15% 2.41%
Gross Expenses(e)(f) 1.64%(h) 1.52%(h) 0.86%(h) 0.97% 0.85% 0.88% 0.78%
Supplemental Data:
Net Assets at end of period
(000's) $684 $352 $432 $533 $1,098 $6,783 $6,381
Portfolio Turnover(c)(i) 7% 11% 2% 19% 11% 32% 33%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
48
See notes to financial statements.
Victory Government Securities Fund
Fund Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $8.89 $8.73 $8.76 $9.19 $10.03 $10.23 $9.84
Investment Activities:
Net investment income (loss)(b) 0.17 0.32 0.28 0.15 0.15 0.21 0.24
Net realized and unrealized gains
(losses) 0.06 0.16 (0.02) (0.42) (0.71) (0.15) 0.39
Total from Investment
Activities 0.23 0.48 0.26 (0.27) (0.56) 0.06 0.63
Distributions to Shareholders from:
Net investment income (0.17) (0.32) (0.29) (0.16) (0.17) (0.22) (0.24)
Net realized gains — — — — (0.11) (0.04) —
Total Distributions (0.17) (0.32) (0.29) (0.16) (0.28) (0.26) (0.24)
Net Asset Value, End of Period $8.95 $8.89 $8.73 $8.76 $9.19 $10.03 $10.23
Total Return(c)(d) 2.60% 5.65% 2.96% (3.00)% (5.71)% 0.56% 6.49%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.49% 0.51% 0.53% 0.53% 0.42% 0.41% 0.43%
Net Investment Income (Loss)(e) 3.71% 3.61% 3.17% 2.20% 1.56% 2.04% 2.36%
Gross Expenses(e)(f) 0.49% 0.51% 0.53% 0.53% 0.42% 0.41% 0.43%
Supplemental Data:
Net Assets at end of period
(000's) $224,523 $227,803 $241,030 $255,105 $272,233 $327,111 $364,077
Portfolio Turnover(c)(h) 9% 20% 36% 27% 34% 15% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

49
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Government Securities Fund
Institutional Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $8.89 $8.73 $8.76 $9.20 $10.04 $10.23 $9.85
Investment Activities:
Net investment income (loss)(b) 0.17 0.33 0.29 0.15 0.16 0.22 0.24
Net realized and unrealized gains
(losses) 0.06 0.16 (0.02) (0.43) (0.71) (0.14) 0.39
Total from Investment
Activities 0.23 0.49 0.27 (0.28) (0.55) 0.08 0.63
Distributions to Shareholders from:
Net investment income (0.17) (0.33) (0.30) (0.16) (0.18) (0.23) (0.25)
Net realized gains — — — — (0.11) (0.04) —
Total Distributions (0.17) (0.33) (0.30) (0.16) (0.29) (0.27) (0.25)
Net Asset Value, End of Period $8.95 $8.89 $8.73 $8.76 $9.20 $10.04 $10.23
Total Return(c)(d) 2.65% 5.76% 3.08% (3.03)% (5.64)% 0.75% 6.45%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.40% 0.41% 0.42% 0.42% 0.35% 0.32% 0.36%
Net Investment Income (Loss)(e) 3.80% 3.71% 3.29% 2.31% 1.61% 2.12% 2.43%
Gross Expenses(e)(f) 0.40% 0.41% 0.42% 0.42% 0.35% 0.32% 0.36%
Supplemental Data:
Net Assets at end of period
(000's) $849,151 $826,782 $754,424 $691,136 $771,104 $545,930 $638,299
Portfolio Turnover(c)(h) 9% 20% 36% 27% 34% 15% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
50
See notes to financial statements.
Victory Government Securities Fund
Class R6
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $8.90 $8.73 $8.76 $9.20 $10.01 $10.22 $9.84
Investment Activities:
Net investment income (loss)(b) 0.17 0.33 0.30 0.17 0.16 0.23 0.24
Net realized and unrealized gains
(losses) 0.05 0.18 (0.03) (0.44) (0.67) (0.15) 0.39
Total from Investment
Activities 0.22 0.51 0.27 (0.27) (0.51) 0.08 0.63
Distributions to Shareholders from:
Net investment income (0.17) (0.34) (0.30) (0.17) (0.19) (0.25) (0.25)
Net realized gains — — — — (0.11) (0.04) —
Total Distributions (0.17) (0.34) (0.30) (0.17) (0.30) (0.29) (0.25)
Net Asset Value, End of Period $8.95 $8.90 $8.73 $8.76 $9.20 $10.01 $10.22
Total Return(c)(d) 2.55% 5.93% 3.14% (2.96)% (5.26)% 0.75% 6.46%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.37% 0.37%(h) 0.37%(h) 0.34%(h) 0.26%(h) 0.31% 0.35%
Net Investment Income (Loss)(e) 3.83% 3.78% 3.49% 2.55% 1.65% 2.30% 2.43%
Gross Expenses(e)(f) 0.37% 0.37% 0.44% 1.81% 3.55% 0.46% 0.39%
Supplemental Data:
Net Assets at end of period
(000's) $63,050 $47,710 $17,551 $4,016 $531 $167 $7,903
Portfolio Turnover(c)(i) 9% 20% 36% 27% 34% 15% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio for the year ended May 31, 2022, nine months ended February
28, 2023, year ended February 29, 2024, and year ended February 28, 2025, would have been 0.22%, 0.15%, less than 0.01% higher and less than 0.01%
higher, respectively.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

51
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Fund Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $28.24 $26.01 $22.61 $23.66 $25.25 $20.96 $20.18
Investment Activities:
Net investment income (loss)(b) 0.31 0.56 0.55 0.38 0.42 0.43 0.47
Net realized and unrealized gains
(losses) 0.59 2.30 3.38 (1.15) (1.60) 4.29 0.77
Total from Investment
Activities 0.90 2.86 3.93 (0.77) (1.18) 4.72 1.24
Distributions to Shareholders from:
Net investment income (0.27) (0.63) (0.53) (0.28) (0.41) (0.43) (0.46)
Total Distributions (0.27) (0.63) (0.53) (0.28) (0.41) (0.43) (0.46)
Net Asset Value, End of Period $28.87 $28.24 $26.01 $22.61 $23.66 $25.25 $20.96
Total Return(c)(d) 3.21% 11.15% 17.68% (3.24)% (4.80)% 22.79% 6.25%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.50%(h) 0.50%(h) 0.51%(h) 0.54% 0.58% 0.59% 0.57%
Net Investment Income (Loss)(e) 2.24% 2.06% 2.31% 2.26% 1.64% 1.86% 2.25%
Gross Expenses(e)(f) 0.50%(h) 0.50%(h) 0.51%(h) 0.54% 0.58% 0.59% 0.57%
Supplemental Data:
Net Assets at end of period
(000's) $744,671 $746,342 $685,562 $620,529 $694,234 $701,841 $593,579
Portfolio Turnover(c)(i) 5%(j) 17% 13% 15% 14% 11% 34%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Excludes impact of in-kind transactions.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
52
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Institutional Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $28.21 $25.98 $22.59 $23.65 $25.24 $21.05
Investment Activities:
Net investment income (loss)(c) 0.31 0.55 0.54 0.38 0.42 0.40
Net realized and unrealized gains (losses) 0.59 2.30 3.38 (1.16) (1.60) 4.12
Total from Investment Activities 0.90 2.85 3.92 (0.78) (1.18) 4.52
Distributions to Shareholders from:
Net investment income (0.27) (0.62) (0.53) (0.28) (0.41) (0.33)
Total Distributions (0.27) (0.62) (0.53) (0.28) (0.41) (0.33)
Net Asset Value, End of Period $28.84 $28.21 $25.98 $22.59 $23.65 $25.24
Total Return(d)(e) 3.23% 11.12% 17.63% (3.28)% (4.79)% 21.62%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.53%(i) 0.54%(i) 0.54%(i) 0.55% 0.57% 0.56%
Net Investment Income (Loss)(f) 2.21% 2.03% 2.28% 2.25% 1.65% 1.80%
Gross Expenses(f)(h) 0.54%(i) 0.55%(i) 0.54%(i) 0.57% 0.57% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $77,206 $80,501 $79,867 $52,018 $64,446 $55,541
Portfolio Turnover(d)(j) 5%(k) 17% 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Excludes impact of in-kind transactions.

53
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Class A
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $28.14 $25.92 $22.54 $23.59 $25.22 $21.05
Investment Activities:
Net investment income (loss)(c) 0.27 0.47 0.47 0.33 0.36 0.31
Net realized and unrealized gains (losses) 0.58 2.30 3.37 (1.16) (1.62) 4.16
Total from Investment Activities 0.85 2.77 3.84 (0.83) (1.26) 4.47
Distributions to Shareholders from:
Net investment income (0.23) (0.55) (0.46) (0.22) (0.37) (0.30)
Total Distributions (0.23) (0.55) (0.46) (0.22) (0.37) (0.30)
Net Asset Value, End of Period $28.76 $28.14 $25.92 $22.54 $23.59 $25.22
Total Return(d)(e) 3.07% 10.80% 17.29% (3.50)% (5.10)% 21.35%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.82%(i) 0.83%(i) 0.83%(i) 0.85% 0.86% 0.86%
Net Investment Income (Loss)(f) 1.92% 1.74% 1.98% 1.97% 1.42% 1.38%
Gross Expenses(f)(h) 0.88%(i) 0.91%(i) 0.93%(i) 1.06% 1.03% 13.45%
Supplemental Data:
Net Assets at end of period (000's) $18,292 $20,063 $20,154 $11,836 $9,754 $525
Portfolio Turnover(d)(j) 5%(k) 17% 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Excludes impact of in-kind transactions.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
54
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Class C
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $27.89 $25.70 $22.40 $23.46 $25.12 $21.05
Investment Activities:
Net investment income (loss)(c) 0.16 0.27 0.29 0.20 0.17 0.16
Net realized and unrealized gains (losses) 0.58 2.28 3.33 (1.14) (1.60) 4.13
Total from Investment Activities 0.74 2.55 3.62 (0.94) (1.43) 4.29
Distributions to Shareholders from:
Net investment income (0.15) (0.36) (0.32) (0.12) (0.23) (0.22)
Total Distributions (0.15) (0.36) (0.32) (0.12) (0.23) (0.22)
Net Asset Value, End of Period $28.48 $27.89 $25.70 $22.40 $23.46 $25.12
Total Return(d)(e) 2.67% 10.00% 16.36% (3.99)% (5.78)% 20.47%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 1.57%(i) 1.58%(i) 1.58%(i) 1.59% 1.61% 1.60%
Net Investment Income (Loss)(f) 1.17% 0.99% 1.24% 1.21% 0.66% 0.70%
Gross Expenses(f)(h) 1.65%(i) 1.72%(i) 1.76%(i) 1.89% 1.67% 5.63%
Supplemental Data:
Net Assets at end of period (000's) $16,763 $15,397 $12,210 $5,619 $5,543 $1,221
Portfolio Turnover(d)(j) 5%(k) 17% 13% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Excludes impact of in-kind transactions.

55
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory New York Bond Fund
Fund Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $10.91 $10.85 $10.57 $11.39 $12.11 $11.80 $11.87
Investment Activities:
Net investment income (loss)(b) 0.19 0.37 0.38 0.32 0.32 0.34 0.38
Net realized and unrealized gains
(losses) (0.68) 0.06 0.28 (0.82) (0.72) 0.31 (0.07)
Total from Investment
Activities (0.49) 0.43 0.66 (0.50) (0.40) 0.65 0.31
Distributions to Shareholders from:
Net investment income (0.19) (0.37) (0.38) (0.32) (0.32) (0.34) (0.38)
Total Distributions (0.19) (0.37) (0.38) (0.32) (0.32) (0.34) (0.38)
Net Asset Value, End of Period $10.23 $10.91 $10.85 $10.57 $11.39 $12.11 $11.80
Total Return(c)(d) (4.46)% 4.08% 6.36% (4.38)% (3.40)% 5.61% 2.60%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.63%(h) 0.66%(h) 0.63%(h) 0.67% 0.64% 0.66% 0.61%
Net Investment Income (Loss)(e) 3.70% 3.45% 3.55% 3.25% 2.65% 2.87% 3.17%
Gross Expenses(e)(f) 0.75%(h) 0.77%(h) 0.70%(h) 0.71% 0.64% 0.66% 0.61%
Supplemental Data:
Net Assets at end of period
(000's) $99,392 $111,708 $121,382 $139,084 $170,335 $207,085 $218,096
Portfolio Turnover(c)(i) 5% 4% 4% 15% 10% 19% 18%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
56
See notes to financial statements.
Victory New York Bond Fund
Institutional Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.88 $10.82 $10.56 $11.38 $12.10 $11.94
Investment Activities:
Net investment income (loss)(c) 0.20 0.38 0.38 0.32 0.33 0.26
Net realized and unrealized gains (losses) (0.67) 0.06 0.26 (0.82) (0.72) 0.16
Total from Investment Activities (0.47) 0.44 0.64 (0.50) (0.39) 0.42
Distributions to Shareholders from:
Net investment income (0.20) (0.38) (0.38) (0.32) (0.33) (0.26)
Total Distributions (0.20) (0.38) (0.38) (0.32) (0.33) (0.26)
Net Asset Value, End of Period $10.21 $10.88 $10.82 $10.56 $11.38 $12.10
Total Return(d)(e) (4.35)% 4.12% 6.22% (4.34)% (3.39)% 3.55%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.56%(i) 0.63%(i) 0.60%(i) 0.61% 0.61% 0.61%
Net Investment Income (Loss)(f) 3.78% 3.49% 3.56% 3.31% 2.72% 2.86%
Gross Expenses(f)(h) 0.81%(i) 0.82%(i) 0.71%(i) 0.70% 0.65% 0.77%
Supplemental Data:
Net Assets at end of period (000's) $3,418 $4,585 $8,682 $20,352 $21,414 $2,958
Portfolio Turnover(d)(j) 5% 4% 4% 15% 10% 19%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

57
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Virginia Bond Fund
Fund Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $10.53 $10.48 $10.24 $10.94 $11.61 $11.26 $11.30
Investment Activities:
Net investment income (loss)(b) 0.17 0.31 0.31 0.29 0.26 0.27 0.31
Net realized and unrealized gains
(losses) (0.53) 0.05 0.26 (0.72) (0.67) 0.35 (0.04)
Total from Investment
Activities (0.36) 0.36 0.57 (0.43) (0.41) 0.62 0.27
Distributions to Shareholders from:
Net investment income (0.17) (0.31) (0.33) (0.27) (0.26) (0.27) (0.31)
Total Distributions (0.17) (0.31) (0.33) (0.27) (0.26) (0.27) (0.31)
Net Asset Value, End of Period $10.00 $10.53 $10.48 $10.24 $10.94 $11.61 $11.26
Total Return(c)(d) (3.44)% 3.47% 5.66% (3.90)% (3.64)% 5.53% 2.39%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.54%( i ) 0.58%(h) 0.58%( i ) 0.55% 0.53% 0.50% 0.55%
Net Investment Income (Loss)(e) 3.29% 2.94% 3.02% 3.01% 2.23% 2.32% 2.70%
Gross Expenses(e)(f) 0.56%( i ) 0.59%( i ) 0.59%( i ) 0.56% 0.53% 0.50% 0.55%
Supplemental Data:
Net Assets at end of period
(000's) $419,747 $474,417 $495,681 $516,987 $639,231 $713,075 $685,508
Portfolio Turnover(c)(j) 5% 6% 5% 14% 8% 28% 24%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2026, instead of coinciding with the Fund’s Fiscal year end.
( i ) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
58
See notes to financial statements.
Victory Virginia Bond Fund
Institutional Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.53 $10.49 $10.24 $10.94 $11.61 $11.46
Investment Activities:
Net investment income (loss)(c) 0.17 0.31 0.32 0.31 0.26 0.20
Net realized and unrealized gains (losses) (0.52) 0.04 0.26 (0.73) (0.67) 0.15
Total from Investment Activities (0.35) 0.35 0.58 (0.42) (0.41) 0.35
Distributions to Shareholders from:
Net investment income (0.17) (0.31) (0.33) (0.28) (0.26) (0.20)
Total Distributions (0.17) (0.31) (0.33) (0.28) (0.26) (0.20)
Net Asset Value, End of Period $10.01 $10.53 $10.49 $10.24 $10.94 $11.61
Total Return(d)(e) (3.33)% 3.42% 5.81% (3.86)% (3.61)% 3.04%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.51%(i) 0.53%(i) 0.52%(i) 0.51% 0.50% 0.49%
Net Investment Income (Loss)(f) 3.33% 2.99% 3.08% 3.26% 2.25% 2.26%
Gross Expenses(f)(h) 0.59%(i) 0.61%(i) 0.59%(i) 0.57% 0.56% 0.58%
Supplemental Data:
Net Assets at end of period (000's) $26,364 $26,516 $26,490 $27,598 $10,469 $12,105
Portfolio Turnover(d)(j) 5% 6% 5% 14% 8% 28%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

59
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Virginia Bond Fund
Class A
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $10.52 $10.48 $10.23 $10.94 $11.60 $11.25 $11.29
Investment Activities:
Net investment income (loss)(b) 0.16 0.29 0.29 0.26 0.23 0.24 0.28
Net realized and unrealized gains
(losses) (0.52) 0.04 0.26 (0.72) (0.66) 0.35 (0.04)
Total from Investment
Activities (0.36) 0.33 0.55 (0.46) (0.43) 0.59 0.24
Distributions to Shareholders from:
Net investment income (0.16) (0.29) (0.30) (0.25) (0.23) (0.24) (0.28)
Total Distributions (0.16) (0.29) (0.30) (0.25) (0.23) (0.24) (0.28)
Net Asset Value, End of Period $10.00 $10.52 $10.48 $10.23 $10.94 $11.60 $11.25
Total Return(c)(d) (3.46)% 3.15% 5.53% (4.20)% (3.78)% 5.26% 2.14%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.78%(h) 0.80%(h) 0.80%(h) 0.79% 0.77% 0.76% 0.80%
Net Investment Income (Loss)(e) 3.06% 2.72% 2.80% 2.77% 1.99% 2.06% 2.46%
Gross Expenses(e)(f) 0.88%(h) 0.91%(h) 0.87%(h) 0.85% 0.82% 0.81% 0.82%
Supplemental Data:
Net Assets at end of period
(000's) $10,074 $10,030 $11,331 $12,556 $16,614 $19,032 $19,671
Portfolio Turnover(c)(i) 5% 6% 5% 14% 8% 28% 24%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2025
Victory Portfolios III
60
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following five funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Effective January 30, 2025, Class A was liquidated.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory California Bond Fund California Bond Fund Fund Shares, Institutional Shares,
and Class A
Victory Government Securities Fund Government Securities Fund Fund Shares, Institutional Shares,
and Class R6
Victory Growth and Tax Strategy Fund Growth and Tax Strategy Fund Fund Shares, Institutional Shares,
Class A, and Class C
Victory New York Bond Fund* New York Bond Fund Fund Shares and Institutional Shares
Victory Virginia Bond Fund Virginia Bond Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
61
(Unaudited)
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Repurchase agreements are valued at cost which approximates market value.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
As of August 31, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Level 1 Level 2 Level 3 Total
California Bond Fund
Municipal Bonds .............................................. $ — $ 397,704 $ — $ 397,704
Total ....................................................... $ — $ 397,704 $ — $ 397,704
Government Securities Fund
Asset-Backed Securities ......................................... — 17,409 — 17,409
Collateralized Mortgage Obligations ................................ — 182,281 — 182,281
Corporate Bonds .............................................. — 9,630 — 9,630
Municipal Bonds .............................................. — 8,246 — 8,246
U.S. Government Agency Mortgages ................................ — 556,194 — 556,194
U.S. Treasury Obligations ........................................ — 350,445 — 350,445
Investment Companies .......................................... 620 — — 620
Repurchase Agreements ......................................... — 6,000 — 6,000
Total ....................................................... $ 620 $ 1,130,205 $ — $ 1,130,825
Growth and Tax Strategy Fund
Common Stocks ............................................... 403,593 — — 403,593
Rights ...................................................... — — 1 1
Municipal Bonds .............................................. — 449,372 — 449,372
Total ....................................................... $ 403,593 $ 449,372 $ 1 $ 852,966
New York Bond Fund
Municipal Bonds .............................................. — 101,739 — 101,739
Total ....................................................... $ — $ 101,739 $ — $ 101,739
Virginia Bond Fund
Municipal Bonds .............................................. — 449,021 1,732 450,753
Total ....................................................... $ — $ 449,021 $ 1,732 $ 450,753

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
62
(Unaudited)
Repurchase Agreements:
The Funds may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Funds, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Funds through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Manager monitors the creditworthiness of sellers with which the Funds may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At August 31,
2025, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds make the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds record the transaction and reflect the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any,

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
63
(Unaudited)
are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Government Securities Fund and Growth and Tax Strategy Fund, through a Securities Lending Agreement with Citibank, N.A.
(“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees)
is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
As of August 31, 2025, the Funds did not have any securities on loan.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
64
(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the six months ended August 31, 2025, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in-kind redemptions.
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. Each Fund's base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended August 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
California Bond Fund ............................................. $ 28,216 $ 47,789 $ — $ —
Government Securities Fund ........................................ 2,989 3,839 125,313 96,896
Growth and Tax Strategy Fund ...................................... 49,831 41,944 — —
New York Bond Fund ............................................. 5,170 15,980 — —
Virginia Bond Fund .............................................. 22,401 31,686 — —
Associated with In-Kind Transactions
Purchases Sales
Growth and Tax Strategy Fund ............................................................ $ — $ 33,341
Government Securities Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.7
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.7
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Adviser Fee Tier Rates
First $50 million
$50 million but not
over $100 million Over $100 million
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.40% 0.30%
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.40% 0.30%
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.40% 0.30%
Base Rate
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.125%
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
65
(Unaudited)
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to the Lipper Index listed in the table below:
* The Lipper Composite Index is comprised of 51% of the Lipper General & Insured Municipal Debt Funds Index and 49% of the Lipper
Large-Cap Core Funds Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever each Funds'
class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2025, performance adjustments were (amounts in thousands):
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2025, the Funds had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Funds' administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds' average daily net assets as follows:
Comparative Index
California Bond Fund .................................................. Lipper California Municipal Debt Funds
Government Securities Fund ............................................. Lipper Intermediate U.S. Government Funds
Growth and Tax Strategy Fund ........................................... Lipper Composite
*
New York Bond Fund .................................................. Lipper New York Municipal Debt Funds
Virginia Bond Fund ................................................... Lipper Virginia Municipal Debt Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
Fund Shares
Institutional
Shares Class A Class C Class R6
California Bond Fund ........................................ $ (86) (—)(a) (—)(a) N/A N/A
as annual % rate .......................................... (0.04)% (0.02)% (0.05)% N/A N/A
Government Securities Fund ................................... $ 64 193 N/A N/A 5
as annual % rate .......................................... 0.06% 0.05% N/A N/A 0.02%
Growth and Tax Strategy Fund ................................. $ (136) (14) (4) (3) N/A
as annual % rate .......................................... (0.04)% (0.04)% (0.04)% (0.04)% N/A
New York Bond Fund ........................................ $ (12) (1) N/A N/A N/A
as annual % rate .......................................... (0.02)% (0.05)% N/A N/A N/A
Virginia Bond Fund ......................................... $ —(b) 1 (1) N/A N/A
as annual % rate .......................................... —% 0.01% (0.02)% N/A N/A
(a) Rounds to less than $1 thousand.
(b) Rounds to less than 0.01%.
(c) There was no performance adjustment for Fund Shares.

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
66
(Unaudited)
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Funds. VCTA provides transfer agent services to the Funds based on an annual charge per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Annual charges for the six months ended August 31, 2025 per shareholder account were as follows:
For the classes below, transfer agent fees for are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
Annual Charge
Fund Shares Institutional Shares Class A Class C Class R6
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A N/A
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A N/A 0.05%
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% 0.15% N/A
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A N/A N/A
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A N/A
Fund Shares
California Bond Fund ....................................................................................... $25.50
Government Securities Fund .................................................................................. $25.50
Growth and Tax Strategy Fund ................................................................................ $23.00
New York Bond Fund ....................................................................................... $25.50
Virginia Bond Fund ........................................................................................ $25.50
Institutional
Shares Class A Class C Class R6
California Bond Fund ..................................................... 0.10% 0.10% N/A N/A
Government Securities Fund ................................................ 0.10% N/A N/A 0.01%
Growth and Tax Strategy Fund .............................................. 0.10% 0.10% 0.10% N/A
New York Bond Fund ..................................................... 0.10% N/A N/A N/A
Virginia Bond Fund ...................................................... 0.10% 0.10% N/A N/A
Class A Class C
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
67
(Unaudited)
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, and Class C. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2025, the Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2025, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least June 30, 2026.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser.
Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds' business are excluded from the expense limits. As of August 31, 2025, the expense limits (excluding voluntary waivers) are as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2025.
For the six months ended August 31, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of August 31, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.
Amount
California Bond Fund .................................................................................. $ 1
Growth and Tax Strategy Fund ........................................................................... 1
In effect until June 30, 2026
Fund Shares Institutional Shares Class A Class C Class R6
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54% 0.50% 0.80% N/A N/A
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.39% N/A N/A 0.35%
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . 0.61% 0.57% 0.86% 1.61% N/A
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.61% N/A N/A N/A
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54% 0.50% 0.80% N/A N/A
Amount
Government Securities Fund ............................................................................. $ 14
Growth and Tax Strategy Fund ........................................................................... 4
Expires
2026
Expires
2027
Expires
2028
Expires
2029 Total
California Bond Fund ...................................... $ 14 $ 24 $ 43 $ 28 $ 109
Growth and Tax Strategy Fund ............................... 20 30 46 12 108
New York Bond Fund ...................................... 41 88 126 68 323
Virginia Bond Fund ....................................... 41 69 76 43 229

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
68
(Unaudited)
Credit Risk — The fixed-income securities in the Funds’ portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Liquidity Risk — Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-
income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity from fixed-income securities could hurt the Fund’s performance. In addition, significant securities market disruptions, including economic, financial and public health crises, may lead to dislocation in the market for a variety of fixed-income securities
(including municipal obligations), which can decrease liquidity and sharply reduce returns. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to the Fund.
Prepayment and Extension Risk — Mortgage-backed securities make regularly scheduled payments of principal along with interest payments.
In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A homeowner’s default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, homeowners may find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current lower rate. On the other hand, when interest rates rise, homeowners generally will not

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
69
(Unaudited)
refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.
State-Specific Risk — Funds, along with their state-specific risks, are detailed below:
California Bond Fund — Because the Fund invests in California tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in California, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state budget priorities. In addition, other economic conditions, such as inflation, exacerbate some or all of these risks. The Fund’s performance will be affected by the fiscal and economic health of California and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of multiple states.
New York Bond Fund — Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in New York to pay interest or repay principal, which may impact the Fund’s performance. The Fund is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. While New York State’s economy is broad, it does have concentrations in the financial services industry and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past, and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of New York State; when New York City experiences financial difficulty, there may be an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York State has at times been somewhat slower than the nation overall. The economic and financial condition of New York State also may be affected by various financial, social, economic, and political factors. In addition, lingering economic affects regarding COVID-19 and other economic conditions, such as inflation, exacerbate some or all of these risks.
Virginia Bond Fund — Because the Fund invests in Virginia tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in Virginia, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state budget priorities. In addition, other economic conditions, such as inflation, exacerbate some or all of these risks. The Fund’s performance will be affected by the fiscal and economic health of Virginia and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in
Virginia than are funds that invest in municipal securities of multiple states.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended
August 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the
Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-
month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of
June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended August 31, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
Amount
Outstanding at
August 31, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Government Securities Fund ................................. $ — $ 800 5.43% $ 800
Growth and Tax Strategy Fund ............................... — 900 5.45% 900

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
70
(Unaudited)
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended August 31, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2025, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts
in thousands):
9. Segment Reporting:
The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment
Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Borrower or
Lender
Amount
Outstanding at
August 31, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Government Securities Fund ........................ Borrower $ — $ 1,031 4.87% $ 1,031
Growth and Tax Strategy Fund ...................... Borrower — 1,884 4.86% 3,407
Declared Paid
California Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Government Securities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Growth and Tax Strategy Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
New York Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Virginia Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Short-Term
Amount
Long-Term
Amount Total
California Bond Fund ................................................... $ (4,867) $ (13,398) $ (18,265)
Government Securities Fund .............................................. (11,754) (29,861) (41,615)
Growth and Tax Strategy Fund ............................................ (1,705) — (1,705)
New York Bond Fund ................................................... (2,486) (2,984) (5,470)
Virginia Bond Fund .................................................... (2,223) (12,847) (15,070)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-MuniGov-1025

August 31, 2025
Semi-Annual: Full Financials
Victory Emerging Markets Fund
Victory Global Equity Income Fund
Victory International Fund
Victory Precious Metals and Minerals Fund
Victory Sustainable World Fund
Victory Target Managed Allocation Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Emerging Markets Fund
2
Victory Global Equity Income Fund
11
Victory International Fund
16
Victory Precious Metals and Minerals Fund
30
Victory Sustainable World Fund
32
Victory Target Managed Allocation Fund
43
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
52
Statements of Operations
54
Statements of Changes in Net Assets
56
Financial Highlights
60
Notes to Financial Statements (Form N-CSR Item 7) 73

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Emerging Markets Fund
2
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (97.7%)
Belgium (0.9%):
Materials (0.9%):
Titan SA ............................................................. 115,684 $ 5,023
Brazil (5.9%):
Consumer Discretionary (0.6%):
Cyrela Brazil Realty SA Empreendimentos e Participacoes ......................... 92,500 480
Vibra Energia SA ....................................................... 462,500 2,051
Vivara Participacoes SA .................................................. 124,700 667
3,198
Consumer Staples (0.1%):
M Dias Branco SA ...................................................... 79,000 433
Tres Tentos Agroindustrial SA .............................................. 147,594 398
831
Energy (1.2%):
Brava Energia (a) ....................................................... 131,611 487
Petroleo Brasileiro SA - Petrobras , ADR ...................................... 128,174 1,589
PRIO SA (a) ........................................................... 677,800 4,735
6,811
Financials (1.8%):
Banco Bradesco SA , Preference Shares ....................................... 1,277,000 3,964
Banco do Brasil SA ..................................................... 625,190 2,467
Banco do Estado do Rio Grande do Sul SA , Preference Shares ....................... 170,900 362
BB Seguridade Participacoes SA ............................................ 156,200 946
Pagseguro Digital Ltd. , Class A ............................................. 274,544 2,460
10,199
Health Care (0.9%):
Rede D'Or Sao Luiz SA .................................................. 714,802 5,189
Industrials (0.4%):
Marcopolo SA , Preference Shares ........................................... 538,220 920
Motiva Infraestrutura de Mobilidade SA ....................................... 582,220 1,547
2,467
Materials (0.3%):
Vale SA , ADR ......................................................... 165,140 1,697
Utilities (0.6%):
Equatorial Energia SA ................................................... 473,100 3,191
Neoenergia SA ......................................................... 96,600 487
3,678
34,070
Chile (0.9%):
Consumer Staples (0.8%):
Cencosud SA .......................................................... 1,495,304 4,741
Real Estate (0.1%):
Cencosud Shopping SA .................................................. 175,374 355
5,096
China (24.8%):
Communication Services (6.0%):
Kanzhun Ltd. , ADR ..................................................... 144,670 3,411
Kuaishou Technology , Class W ............................................. 395,100 3,873
NetEase, Inc. .......................................................... 76,100 2,087
Tencent Holdings Ltd. ................................................... 330,063 25,562
34,933
Consumer Discretionary (6.9%):
361 Degrees International Ltd. ............................................. 779,000 638
Alibaba Group Holding Ltd. , Class W ........................................ 1,315,004 21,774
BYD Co. Ltd. ......................................................... 419,500 5,918
Fuyao Glass Industry Group Co. Ltd. , Class H .................................. 435,200 3,841

Victory Portfolios III
Victory Emerging Markets Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Midea Group Co. Ltd. , Class A ............................................. 183,000 1,891
Pop Mart International Group Ltd. ........................................... 122,400 5,088
TravelSky Technology Ltd. , Class H ......................................... 335,000 469
39,619
Consumer Staples (1.0%):
JD Health International, Inc. (a) ............................................. 405,000 3,301
Tingyi Cayman Islands Holding Corp. ........................................ 1,622,000 2,305
5,606
Financials (6.3%):
Agricultural Bank of China Ltd. , Class H ...................................... 6,246,000 4,224
Bank of China Ltd. , Class H ............................................... 8,719,000 4,786
China Construction Bank Corp. , Class H ...................................... 9,350,000 9,049
China Merchants Bank Co. Ltd. , Class H ...................................... 572,000 3,555
FinVolution Group , ADR ................................................. 42,923 354
PICC Property & Casualty Co. Ltd. , Class H ................................... 3,384,000 8,179
Ping An Insurance Group Co. of China Ltd. .................................... 870,500 6,338
36,485
Health Care (1.3%):
3SBio, Inc. (a) ......................................................... 216,500 814
Shanghai Conant Optical Co. Ltd. , Class H .................................... 163,500 1,012
Sinopharm Group Co. Ltd. , Class H .......................................... 921,999 2,222
WuXi AppTec Co. Ltd. , Class H ............................................ 245,900 3,427
7,475
Industrials (1.0%):
ANE Cayman, Inc. ...................................................... 643,000 694
China Communications Services Corp. Ltd. , Class H .............................. 702,000 419
Contemporary Amperex Technology Co. Ltd. , Class A ............................ 32,200 1,381
Weichai Power Co. Ltd. , Class H ............................................ 1,628,000 3,422
5,916
Information Technology (1.0%):
GDS Holdings Ltd. , Class A (a) (b) ........................................... 157,300 682
Lenovo Group Ltd. ...................................................... 1,296,000 1,860
Xiaomi Corp. , Class W (a) ................................................. 465,600 3,178
5,720
Materials (1.3%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 634,000 2,003
Zijin Mining Group Co. Ltd. , Class H ........................................ 1,716,000 5,698
7,701
143,455
Greece (1.3%):
Consumer Discretionary (0.4%):
JUMBO SA ........................................................... 11,701 418
OPAP SA ............................................................. 89,099 1,999
2,417
Financials (0.9%):
National Bank of Greece SA ............................................... 357,068 4,944
7,361
Hong Kong (1.2%):
Communication Services (0.2%):
NetEase Cloud Music, Inc. (a) (b) ............................................ 33,600 1,212
Consumer Staples (0.2%):
Want Want China Holdings Ltd. ............................................ 1,258,000 875
Energy (0.1%):
CGN Mining Co. Ltd. .................................................... 1,395,000 497
Health Care (0.1%):
The United Laboratories International Holdings Ltd. .............................. 390,000 769
Real Estate (0.1%):
China Jinmao Holdings Group Ltd. .......................................... 1,746,000 330

Victory Portfolios III
Victory Emerging Markets Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Utilities (0.5%):
China Water Affairs Group Ltd. (b) ........................................... 532,000 425
Kunlun Energy Co. Ltd. .................................................. 2,932,000 2,729
3,154
6,837
Hungary (0.7%):
Communication Services (0.1%):
Magyar Telekom Telecommunications PLC .................................... 148,830 846
Financials (0.6%):
OTP Bank Nyrt ........................................................ 37,064 3,236
4,082
India (13.4%):
Communication Services (0.8%):
Bharti Airtel Ltd. ....................................................... 83,881 1,798
Indus Towers Ltd. (a) .................................................... 650,726 2,500
Just Dial Ltd. (a) ........................................................ 35,775 328
4,626
Consumer Discretionary (1.3%):
ASK Automotive Ltd. .................................................... 139,301 763
Cartrade Tech Ltd. (a) .................................................... 32,958 897
Ceat Ltd. ............................................................. 10,385 369
Mahindra & Mahindra Ltd. ................................................ 89,814 3,259
MakeMyTrip Ltd. (a) ..................................................... 16,258 1,605
Whirlpool of India Ltd. ................................................... 25,024 370
7,263
Consumer Staples (0.4%):
Allied Blenders & Distillers Ltd. ............................................ 75,103 430
Varun Beverages Ltd. .................................................... 389,142 2,151
2,581
Energy (1.3%):
Mangalore Refinery & Petrochemicals Ltd. .................................... 249,277 345
Reliance Industries Ltd. .................................................. 449,644 6,925
7,270
Financials (4.4%):
Angel One Ltd. ........................................................ 12,706 319
Axis Bank Ltd. ........................................................ 135,271 1,604
Bajaj Finance Ltd. ...................................................... 103,116 1,027
City Union Bank Ltd. .................................................... 191,288 425
ICICI Bank Ltd. ........................................................ 534,640 8,472
ICICI Bank Ltd. , ADR ................................................... 120,109 3,812
LIC Housing Finance Ltd. ................................................. 71,513 451
Nippon Life India Asset Management Ltd. ..................................... 527,783 4,698
Nuvama Wealth Management Ltd. ........................................... 5,774 418
Power Finance Corp. Ltd. ................................................. 744,284 3,205
The Karur Vysya Bank Ltd. ................................................ 310,462 754
25,185
Health Care (0.2%):
Jubilant Pharmova Ltd. ................................................... 33,665 391
Onesource Specialty Pharma Ltd. (a) ......................................... 21,060 452
Strides Pharma Science Ltd. ............................................... 46,698 457
1,300
Industrials (0.7%):
eClerx Services Ltd. ..................................................... 9,644 462
GE Vernova T&D India Ltd. ............................................... 14,222 448
J Kumar Infraprojects Ltd. ................................................ 96,711 678
Kajaria Ceramics Ltd. .................................................... 37,037 509
Kalpataru Projects International Ltd. ......................................... 38,361 544
Sagility Ltd. (a) ......................................................... 1,431,242 712
Transport Corp. of India Ltd. ............................................... 33,361 431

Victory Portfolios III
Victory Emerging Markets Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
VRL Logistics Ltd. ...................................................... 177,346 531
4,315
Information Technology (1.2%):
Coforge Ltd. .......................................................... 26,988 527
Infosys Ltd. ........................................................... 187,495 3,145
Persistent Systems Ltd. ................................................... 46,846 2,815
Zensar Technologies Ltd. ................................................. 53,614 467
6,954
Materials (1.6%):
Dhanuka Agritech Ltd. ................................................... 35,729 648
Hindalco Industries Ltd. .................................................. 574,443 4,591
MOIL Ltd. ............................................................ 184,445 692
National Aluminium Co. Ltd. .............................................. 335,074 709
UPL Ltd. ............................................................. 252,733 2,052
Welspun Corp. Ltd. ..................................................... 75,339 721
9,413
Real Estate (0.6%):
ITC Hotels Ltd. (a) ...................................................... 193,748 524
Oberoi Realty Ltd. ...................................................... 142,030 2,596
Sunteck Realty Ltd. ..................................................... 86,948 375
3,495
Utilities (0.9%):
Mahanagar Gas Ltd. ..................................................... 30,820 437
Power Grid Corp. of India Ltd. ............................................. 1,351,531 4,224
VA Tech Wabag Ltd. ..................................................... 28,950 479
5,140
77,542
Indonesia (1.8%):
Communication Services (0.5%):
PT Telkom Indonesia Persero Tbk , ADR (b) .................................... 154,818 3,002
Consumer Staples (0.1%):
PT Japfa Comfeed Indonesia Tbk ........................................... 2,903,300 289
Financials (0.8%):
PT Bank Mandiri Persero Tbk .............................................. 6,816,480 1,954
PT Bank Rakyat Indonesia Persero Tbk ....................................... 11,375,946 2,794
4,748
Health Care (0.1%):
PT Kalbe Farma Tbk .................................................... 5,424,000 400
Materials (0.1%):
Aneka Tambang Tbk .................................................... 4,340,100 805
Real Estate (0.1%):
PT Ciputra Development Tbk .............................................. 8,693,300 535
Utilities (0.1%):
PT Perusahaan Gas Negara Tbk ............................................. 4,085,000 424
10,203
Luxembourg (0.3%):
Materials (0.3%):
Ternium SA , ADR ...................................................... 44,337 1,470
Malaysia (0.5%):
Consumer Staples (0.0%):(c)
Carlsberg Brewery Malaysia Bhd ........................................... 73,600 282
Health Care (0.1%):
KPJ Healthcare Bhd ..................................................... 895,600 551
Industrials (0.1%):
Zetrix Ai Bhd .......................................................... 2,589,300 527
Materials (0.1%):
Malayan Cement Bhd .................................................... 585,700 812

Victory Portfolios III
Victory Emerging Markets Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Real Estate (0.2%):
Eco World Development Group Bhd ......................................... 1,126,700 560
Matrix Concepts Holdings Bhd ............................................. 1,144,900 355
915
3,087
Mexico (4.5%):
Communication Services (0.4%):
America Movil SAB de CV , ADR (b) ......................................... 124,690 2,493
Consumer Staples (0.9%):
Arca Continental SAB de CV .............................................. 323,602 3,302
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 902,600 1,695
4,997
Energy (0.7%):
Vista Energy SAB de CV , ADR (a) ........................................... 108,168 4,216
Financials (1.9%):
Gentera SAB de CV ..................................................... 2,386,967 5,833
Grupo Financiero Banorte SAB de CV , Class O ................................. 549,403 5,025
10,858
Health Care (0.0%):(c)
Genomma Lab Internacional SAB de CV , Class B ................................ 304,094 364
Materials (0.5%):
Cemex SAB de CV , ADR ................................................. 21,278 193
GCC SAB de CV ....................................................... 79,901 745
Grupo Mexico SAB de CV , Class B .......................................... 268,581 1,761
2,699
Real Estate (0.1%):
FIBRA Macquarie Mexico ................................................ 248,446 415
26,042
Philippines (0.2%):
Communication Services (0.0%):(c)
Converge Information and Communications Technology Solutions, Inc. ................ 1,297,100 318
Financials (0.1%):
Security Bank Corp. ..................................................... 294,860 387
Utilities (0.1%):
Manila Water Co., Inc. ................................................... 691,700 508
1,213
Poland (0.1%):
Financials (0.1%):
Alior Bank SA ......................................................... 12,930 368
Russian Federation (0.0%):
Communication Services (0.0%):
Mobile TeleSystems PJSC , ADR (a) (d) (e) ...................................... 253,826 —
Energy (0.0%):
Gazprom PJSC (a) (d) (e) .................................................. 1,087,480 —
Rosneft Oil Co. PJSC , GDR (a) (d) (e) ......................................... 457,159 —
—
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (a) (d) (e) ................................. 196,760 —
Sberbank of Russia PJSC (a) (d) (e) ........................................... 687,954 —
Sberbank of Russia PJSC , ADR (a) (d) (e) ...................................... 329,652 —
—
—
Saudi Arabia (1.3%):
Communication Services (0.5%):
Etihad Etisalat Co. ...................................................... 183,146 3,123
Consumer Discretionary (0.1%):
United Electronics Co. ................................................... 17,010 410

Victory Portfolios III
Victory Emerging Markets Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Financials (0.5%):
Saudi Awwal Bank ...................................................... 376,417 3,021
Industrials (0.1%):
Riyadh Cables Group Co. ................................................. 17,165 590
Real Estate (0.1%):
Arabian Centres Co. ..................................................... 69,805 380
7,524
Singapore (0.3%):
Communication Services (0.3%):
Sea Ltd. , ADR (a) ....................................................... 10,458 1,951
South Africa (1.8%):
Energy (0.1%):
Exxaro Resources Ltd. ................................................... 41,784 458
Financials (1.1%):
Sanlam Ltd. ........................................................... 562,714 2,902
Santam Ltd. ........................................................... 20,861 518
Standard Bank Group Ltd. ................................................ 200,005 2,815
6,235
Health Care (0.2%):
Life Healthcare Group Holdings Ltd. ......................................... 1,476,598 1,139
Industrials (0.2%):
Bidvest Group Ltd. ...................................................... 110,092 1,480
Materials (0.2%):
Kumba Iron Ore Ltd. .................................................... 7,197 132
Pan African Resources PLC (b) ............................................. 1,231,621 1,046
1,178
10,490
South Korea (12.3%):
Communication Services (0.1%):
Netmarble Corp. ....................................................... 9,854 424
Consumer Discretionary (0.9%):
Hyundai Mobis Co. Ltd. .................................................. 8,605 1,966
Kia Corp. ............................................................ 42,181 3,192
Silicon2 Co. Ltd. (a) ..................................................... 10,900 350
5,508
Consumer Staples (0.1%):
Kolmar Korea Co. Ltd. (a) ................................................. 7,302 407
Financials (3.0%):
DB Insurance Co. Ltd. ................................................... 57,880 5,474
Hana Financial Group, Inc. ................................................ 121,937 7,190
JB Financial Group Co. Ltd. ............................................... 33,110 559
KIWOOM Securities Co. Ltd. .............................................. 5,017 739
Shinhan Financial Group Co. Ltd. ........................................... 67,775 3,177
17,139
Health Care (0.3%):
Classys, Inc. .......................................................... 14,352 537
Hugel, Inc. (a) ......................................................... 1,729 391
PharmaResearch Co. Ltd. ................................................. 1,744 849
1,777
Industrials (2.8%):
Hanwha Aerospace Co. Ltd. ............................................... 13,364 8,477
HD Hyundai Electric Co. Ltd. .............................................. 1,150 403
Hyosung Heavy Industries Corp. ............................................ 2,106 1,868
Hyundai Glovis Co. Ltd. .................................................. 4,439 587
Hyundai Rotem Co. Ltd. .................................................. 8,680 1,198
Samsung E&A Co. Ltd. .................................................. 173,527 3,620
16,153

Victory Portfolios III
Victory Emerging Markets Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Information Technology (4.9%):
Douzone Bizon Co. Ltd. .................................................. 10,875 620
IsuPetasys Co. Ltd. ...................................................... 12,420 587
LEENO Industrial, Inc. ................................................... 11,836 396
PSK, Inc. ............................................................. 14,997 262
Samsung Electronics Co. Ltd. .............................................. 259,849 12,985
SK Hynix, Inc. ......................................................... 70,990 13,530
28,380
Materials (0.2%):
Hyosung TNC Corp. ..................................................... 1,884 296
OCI Holdings Co. Ltd. ................................................... 3,505 219
Poongsan Corp. ........................................................ 10,153 865
1,380
71,168
Taiwan (21.3%):
Consumer Discretionary (0.8%):
Lion Travel Service Co. Ltd. ............................................... 88,000 458
Minth Group Ltd. ....................................................... 756,000 3,212
Tong Yang Industry Co. Ltd. ............................................... 285,000 941
4,611
Consumer Staples (0.0%):(c)
Charoen Pokphand Enterprise .............................................. 93,000 404
Financials (0.6%):
CTBC Financial Holding Co. Ltd. ........................................... 2,647,000 3,551
Health Care (0.7%):
Bora Pharmaceuticals Co. Ltd. ............................................. 168,158 3,988
Industrials (0.9%):
Airtac International Group ................................................ 80,344 2,058
Bizlink Holding, Inc. .................................................... 48,500 1,688
China Airlines Ltd. ...................................................... 539,000 373
Sunonwealth Electric Machine Industry Co. Ltd. ................................. 227,000 1,004
5,123
Information Technology (18.2%):
Arcadyan Technology Corp. ............................................... 53,000 409
ASE Technology Holding Co. Ltd. ........................................... 557,000 2,705
ASE Technology Holding Co. Ltd. , ADR ...................................... 310,549 3,078
ASMedia Technology, Inc. ................................................ 8,000 427
Chenbro Micom Co. Ltd. ................................................. 47,000 929
Chroma ATE, Inc. ...................................................... 54,000 1,023
Delta Electronics, Inc. ................................................... 178,000 4,101
Elite Material Co. Ltd. ................................................... 225,000 8,906
Ennoconn Corp. ........................................................ 38,000 398
Genius Electronic Optical Co. Ltd. .......................................... 32,000 473
Getac Holdings Corp. .................................................... 119,000 593
Gold Circuit Electronics Ltd. ............................................... 43,000 705
Hon Hai Precision Industry Co. Ltd. ......................................... 535,000 3,579
King Slide Works Co. Ltd. ................................................ 10,000 980
King Yuan Electronics Co. Ltd. ............................................. 297,000 1,503
MediaTek, Inc. ......................................................... 173,000 7,688
MPI Corp. ............................................................ 18,000 809
Novatek Microelectronics Corp. ............................................ 93,000 1,318
Phison Electronics Corp. .................................................. 27,000 428
Quanta Computer, Inc. ................................................... 182,000 1,550
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,472,000 55,131
Taiwan Union Technology Corp. ............................................ 54,000 644
Tripod Technology Corp. ................................................. 91,000 952
Wiwynn Corp. ......................................................... 51,000 4,895
Yageo Corp. ........................................................... 418,816 1,897
105,121

Victory Portfolios III
Victory Emerging Markets Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Materials (0.1%):
Nan Pao Resins Chemical Co. Ltd. .......................................... 40,000 530
123,328
Thailand (0.9%):
Communication Services (0.5%):
Advanced Info Service PCL, NVDR ......................................... 341,200 3,103
Consumer Discretionary (0.1%):
Com7 PCL, NVDR ..................................................... 603,200 476
Energy (0.1%):
PTT Exploration & Production PCL , Class F ................................... 276,100 951
Health Care (0.1%):
Bumrungrad Hospital PCL, NVDR .......................................... 100,900 554
Utilities (0.1%):
Gunkul Engineering PCL, NVDR ........................................... 7,256,800 404
5,488
Turkey (0.3%):
Consumer Staples (0.3%):
BIM Birlesik Magazalar A/S (b) ............................................. 136,149 1,755
United Arab Emirates (1.0%):
Industrials (0.1%):
Air Arabia PJSC ........................................................ 868,201 891
Real Estate (0.9%):
Emaar Development PJSC ................................................ 1,255,577 5,037
5,928
United Kingdom (0.4%):
Consumer Discretionary (0.1%):
Pepco Group NV ....................................................... 74,032 436
Consumer Staples (0.3%):
Unilever PLC ......................................................... 32,700 2,059
2,495
United States (0.6%):
Consumer Discretionary (0.2%):
SharkNinja, Inc. (a) ...................................................... 8,939 1,046
Energy (0.4%):
Schlumberger NV ...................................................... 65,048 2,396
3,442
Uruguay (1.0%):
Consumer Discretionary (1.0%):
Arcos Dorados Holdings, Inc. , Class A ........................................ 167,259 1,171
MercadoLibre, Inc. (a) .................................................... 1,839 4,548
5,719
Total Common Stocks (Cost $440,453) 565,137
Exchange-Traded Funds (0.6%)
United States (0.6%):
iShares Core MSCI Emerging Markets ETF .................................... 42,785 2,657
iShares MSCI Emerging Markets Small-Cap ETF ................................ 15,488 1,027
3,684
Total Exchange-Traded Funds (Cost $3,562) 3,684
Collateral for Securities Loaned (0.3%)^
United States (0.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .16% (f) ........ 440,938 441
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .22% (f) ............ 440,938 441
Invesco Government & Agency Portfolio, Institutional Shares , 4 .20% (f) ................ 440,938 441

Victory Portfolios III
Victory Emerging Markets Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 4,261
Mobile TeleSystems PJSC , ADR .................................
4/4/2016
2,117
Moscow Exchange MICEX-RTS PJSC ............................
5/4/2020
331
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
2,920
Sberbank of Russia PJSC ......................................
3/2/2015
800
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
4,362
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .19% (f) . 440,938 441
Total Collateral for Securities Loaned (Cost $1,764) 1,764
Total Investments (Cost $445,779) — 98.6% 570,585
Other assets in excess of liabilities — 1.4% 7,667
NET ASSETS - 100.00% $ 578,252
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of August 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at August 31, 2025 (amounts in thousands):
(f) Rate disclosed is the daily yield on August 31, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Global Equity Income Fund
11
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.5%)
Australia (1.9%):
Consumer Staples (0.4%):
Coles Group Ltd. ....................................................... 17,307 $ 270
Financials (0.3%):
QBE Insurance Group Ltd. ................................................ 16,950 240
Industrials (0.5%):
Computershare Ltd. ..................................................... 12,619 314
Utilities (0.7%):
Origin Energy Ltd. ...................................................... 52,667 444
1,268
Bermuda (0.3%):
Financials (0.3%):
Everest Group Ltd. ...................................................... 622 213
Canada (6.4%):
Consumer Discretionary (0.6%):
Gildan Activewear, Inc. .................................................. 8,192 447
Energy (1.9%):
Canadian Natural Resources Ltd. ............................................ 13,263 420
Cenovus Energy, Inc. .................................................... 6,566 109
Suncor Energy, Inc. ..................................................... 18,982 785
1,314
Financials (2.4%):
Bank of Montreal ....................................................... 3,256 394
Canadian Imperial Bank of Commerce ........................................ 12,344 954
Sun Life Financial, Inc. .................................................. 4,577 267
1,615
Materials (1.5%):
Kinross Gold Corp. ..................................................... 34,384 719
Nutrien Ltd. ........................................................... 4,811 277
996
4,372
China (1.1%):
Industrials (1.1%):
Yangzijiang Shipbuilding Holdings Ltd. ....................................... 327,800 743
France (3.6%):
Health Care (0.3%):
Sanofi SA ............................................................ 1,923 191
Industrials (2.1%):
Cie de Saint-Gobain SA .................................................. 9,551 1,031
Eiffage SA ............................................................ 2,996 377
1,408
Utilities (1.2%):
Engie SA ............................................................. 39,867 825
2,424
Germany (5.3%):
Communication Services (0.9%):
Deutsche Telekom AG ................................................... 17,129 627
Financials (1.5%):
Allianz SE, Registered Shares .............................................. 2,308 976
Industrials (1.2%):
Deutsche Post AG ...................................................... 8,611 393
GEA Group AG ........................................................ 5,776 420
813

Victory Portfolios III
Victory Global Equity Income Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Materials (1.7%):
Heidelberg Materials AG ................................................. 4,978 1,177
3,593
Hong Kong (1.7%):
Consumer Staples (1.1%):
WH Group Ltd. ........................................................ 683,000 734
Industrials (0.6%):
Techtronic Industries Co. Ltd. .............................................. 35,000 453
1,187
Ireland (1.8%):
Financials (0.5%):
Bank of Ireland Group PLC ............................................... 23,666 354
Information Technology (1.3%):
TE Connectivity PLC .................................................... 4,079 842
1,196
Italy (1.0%):
Utilities (1.0%):
Enel SpA ............................................................. 71,857 663
Japan (8.5%):
Consumer Discretionary (0.6%):
Isuzu Motors Ltd. ....................................................... 30,700 402
Financials (2.8%):
SBI Holdings, Inc. ...................................................... 13,700 644
Sompo Holdings, Inc. .................................................... 16,900 540
Tokio Marine Holdings, Inc. ............................................... 16,600 712
1,896
Health Care (0.3%):
Shionogi & Co. Ltd. ..................................................... 12,900 223
Industrials (2.3%):
Fujikura Ltd. .......................................................... 12,200 1,035
Komatsu Ltd. .......................................................... 14,400 488
1,523
Materials (1.4%):
Nitto Denko Corp. ...................................................... 31,900 718
Shin-Etsu Chemical Co. Ltd. ............................................... 8,300 253
971
Utilities (1.1%):
Tokyo Gas Co. Ltd. ..................................................... 19,200 733
5,748
Netherlands (2.2%):
Communication Services (1.4%):
Koninklijke KPN NV .................................................... 191,587 914
Consumer Staples (0.8%):
Koninklijke Ahold Delhaize NV ............................................ 13,863 556
1,470
Portugal (0.8%):
Energy (0.8%):
Galp Energia SGPS SA ................................................... 28,116 546
Singapore (0.8%):
Financials (0.8%):
DBS Group Holdings Ltd. ................................................. 5,500 217
Oversea-Chinese Banking Corp. Ltd. ......................................... 24,100 314
531
Spain (4.1%):
Financials (2.9%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 64,010 1,165

Victory Portfolios III
Victory Global Equity Income Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Banco Santander SA ..................................................... 84,517 807
1,972
Utilities (1.2%):
Iberdrola SA .......................................................... 44,513 839
2,811
Sweden (0.3%):
Information Technology (0.3%):
Telefonaktiebolaget LM Ericsson, Class B ..................................... 25,381 201
Switzerland (5.5%):
Consumer Staples (1.2%):
Coca-Cola HBC AG(a) ................................................... 16,258 822
Health Care (2.6%):
Novartis AG, Registered Shares ............................................. 7,744 980
Roche Holding AG ...................................................... 2,354 768
1,748
Information Technology (0.8%):
Logitech International SA, Class R .......................................... 5,368 554
Materials (0.9%):
Glencore PLC(a) ....................................................... 48,514 192
Holcim AG(a) ......................................................... 5,357 449
641
3,765
United Kingdom (5.3%):
Consumer Staples (2.4%):
Imperial Brands PLC .................................................... 10,966 463
Reckitt Benckiser Group PLC .............................................. 2,746 205
Tesco PLC ............................................................ 167,625 958
1,626
Energy (0.9%):
Shell PLC ............................................................ 16,748 617
Shell PLC-DRIP(a) ..................................................... 16,748 6
623
Financials (1.4%):
HSBC Holdings PLC .................................................... 72,113 923
Industrials (0.6%):
Intertek Group PLC ..................................................... 6,655 422
3,594
United States (48.9%):
Communication Services (0.4%):
Verizon Communications, Inc. .............................................. 6,817 302
Consumer Discretionary (2.1%):
Best Buy Co., Inc. ...................................................... 6,114 450
Lowe's Cos., Inc. ....................................................... 1,607 415
The TJX Cos., Inc. ...................................................... 1,859 254
Williams-Sonoma, Inc. ................................................... 1,656 312
1,431
Consumer Staples (4.9%):
Altria Group, Inc. ....................................................... 10,062 676
Colgate-Palmolive Co. ................................................... 4,250 357
Kimberly-Clark Corp. .................................................... 5,331 688
Philip Morris International, Inc. ............................................. 4,706 787
Sysco Corp. ........................................................... 4,313 347
Target Corp. .......................................................... 1,848 177
The Clorox Co. ........................................................ 2,483 294
3,326
Energy (3.8%):
Devon Energy Corp. ..................................................... 12,350 446
EOG Resources, Inc. .................................................... 6,910 862

Victory Portfolios III
Victory Global Equity Income Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Marathon Petroleum Corp. ................................................ 2,630 473
Ovintiv, Inc. .......................................................... 7,769 327
Valero Energy Corp. ..................................................... 3,017 459
2,567
Financials (10.0%):
American Express Co. ................................................... 1,243 412
American Financial Group, Inc. ............................................. 4,623 628
Ameriprise Financial, Inc. ................................................. 1,081 556
Capital One Financial Corp. ............................................... 1,998 454
Cincinnati Financial Corp. ................................................ 2,647 407
Fidelity National Financial, Inc. ............................................ 12,078 723
Interactive Brokers Group, Inc. ............................................. 5,720 356
JPMorgan Chase & Co. .................................................. 2,333 703
Synchrony Financial ..................................................... 10,709 818
The Goldman Sachs Group, Inc. ............................................ 826 616
The PNC Financial Services Group, Inc. ...................................... 1,978 410
The Western Union Co. ................................................... 18,329 159
W.R. Berkley Corp. ..................................................... 7,257 520
6,762
Health Care (7.3%):
AbbVie, Inc. .......................................................... 5,018 1,056
Bristol-Myers Squibb Co. ................................................. 12,738 601
Cardinal Health, Inc. .................................................... 2,041 304
Gilead Sciences, Inc. .................................................... 6,802 768
Johnson & Johnson ..................................................... 4,552 806
McKesson Corp. ....................................................... 479 329
Merck & Co., Inc. ...................................................... 4,545 382
The Cigna Group ....................................................... 1,318 397
UnitedHealth Group, Inc. ................................................. 1,075 333
4,976
Industrials (4.7%):
Booz Allen Hamilton Holding Corp. ......................................... 1,341 146
C.H. Robinson Worldwide, Inc. ............................................. 3,709 477
EMCOR Group, Inc. .................................................... 923 572
Expeditors International of Washington, Inc. .................................... 2,680 323
Lockheed Martin Corp. ................................................... 1,084 494
Masco Corp. .......................................................... 7,025 516
Owens Corning ........................................................ 2,830 425
United Parcel Service, Inc., Class B .......................................... 2,372 207
3,160
Information Technology (10.8%):
Apple, Inc. ........................................................... 6,337 1,471
Applied Materials, Inc. ................................................... 3,422 550
Cisco Systems, Inc. ..................................................... 18,436 1,274
Cognizant Technology Solutions Corp., Class A ................................. 7,076 511
HP, Inc. .............................................................. 22,233 635
KLA Corp. ........................................................... 795 693
Lam Research Corp. ..................................................... 4,926 493
NetApp, Inc. .......................................................... 6,779 765
QUALCOMM, Inc. ..................................................... 6,027 969
7,361
Materials (4.5%):
CF Industries Holdings, Inc. ............................................... 7,121 617
LyondellBasell Industries NV, Class A ........................................ 5,336 301
Nucor Corp. ........................................................... 3,060 455
Packaging Corp. of America ............................................... 3,507 764
Reliance, Inc. .......................................................... 1,400 414
Steel Dynamics, Inc. ..................................................... 3,775 494
3,045

Victory Portfolios III
Victory Global Equity Income Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Utilities (0.4%):
OGE Energy Corp. ...................................................... 6,612 295
33,225
Total Common Stocks (Cost $54,728) 67,550
Total Investments (Cost $54,728) — 99.5% 67,550
Other assets in excess of liabilities — 0.5% 366
NET ASSETS - 100.00% $ 67,916
(a) Non-income producing security.
DRIP
—
Dividend Reinvestment Program
PLC
—
Public Limited Company

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory International Fund
16
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.0%)
Australia (4.6%):
Consumer Discretionary (0.8%):
Aristocrat Leisure Ltd. ................................................... 457,939 $ 21,709
Financials (0.8%):
ANZ Group Holdings Ltd. ................................................ 177,949 3,909
Macquarie Group Ltd. ................................................... 95,131 13,949
QBE Insurance Group Ltd. ................................................ 131,720 1,861
19,719
Health Care (0.3%):
CSL Ltd. ............................................................. 63,075 8,772
Industrials (0.5%):
Brambles Ltd. ......................................................... 404,753 6,858
Qantas Airways Ltd. ..................................................... 877,460 6,722
13,580
Materials (1.5%):
BHP Group Ltd. ........................................................ 977,858 27,250
Northern Star Resources Ltd. .............................................. 424,949 5,302
Orica Ltd. ............................................................ 215,029 3,085
Rio Tinto Ltd. ......................................................... 31,659 2,391
38,028
Real Estate (0.7%):
Charter Hall Group ...................................................... 136,300 2,085
Goodman Group ....................................................... 75,440 1,688
Scentre Group ......................................................... 5,768,697 15,372
19,145
120,953
Austria (0.8%):
Financials (0.8%):
BAWAG Group AG ..................................................... 112,768 14,579
Erste Group Bank AG .................................................... 62,877 5,984
20,563
Information Technology (0.0%):(a)
ams-OSRAM AG (b) ..................................................... 52,081 651
21,214
Belgium (1.0%):
Communication Services (0.0%):(a)
Proximus SADP ........................................................ 126,740 1,099
Consumer Staples (0.2%):
Anheuser-Busch InBev SA ................................................ 65,092 4,083
Financials (0.1%):
Ageas SA ............................................................ 54,412 3,833
Information Technology (0.3%):
Melexis NV (c) ......................................................... 92,854 7,351
Materials (0.4%):
Solvay SA , Class A ..................................................... 232,605 7,639
Titan SA ............................................................. 42,890 1,863
9,502
25,868
Brazil (1.1%):
Communication Services (0.1%):
Telefonica Brasil SA ..................................................... 639,992 3,998
Consumer Discretionary (0.1%):
Lojas Renner SA ....................................................... 684,359 2,052
Consumer Staples (0.2%):
Ambev SA ............................................................ 1,293,802 2,947

Victory Portfolios III
Victory International Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Natura Cosmeticos SA (b) ................................................. 959,484 1,595
4,542
Energy (0.2%):
PRIO SA (b) ........................................................... 495,300 3,460
Raizen SA , Preference Shares .............................................. 2,790,100 602
Ultrapar Participacoes SA ................................................. 425,392 1,543
5,605
Financials (0.3%):
Banco Bradesco SA , Preference Shares ....................................... 585,100 1,816
Banco Bradesco SA , ADR ................................................ 1,679,656 5,224
7,040
Health Care (0.1%):
Rede D'Or Sao Luiz SA .................................................. 228,074 1,656
Utilities (0.1%):
Equatorial Energia SA ................................................... 617,700 4,167
29,060
Canada (2.5%):
Consumer Discretionary (0.0%):(a)
Gildan Activewear, Inc. .................................................. 26,848 1,466
Energy (0.4%):
Headwater Exploration, Inc. ............................................... 286,238 1,420
Suncor Energy, Inc. ..................................................... 43,971 1,818
Whitecap Resources, Inc. (c) ............................................... 875,235 6,590
9,828
Financials (0.6%):
Bank of Montreal ....................................................... 18,385 2,225
Brookfield Corp. ....................................................... 25,848 1,699
Canadian Imperial Bank of Commerce ........................................ 42,525 3,285
Fairfax Financial Holdings Ltd. ............................................. 2,498 4,301
Royal Bank of Canada ................................................... 22,793 3,313
14,823
Industrials (0.4%):
Element Fleet Management Corp. ........................................... 323,715 8,628
Finning International, Inc. ................................................. 48,290 2,002
10,630
Information Technology (0.4%):
Celestica, Inc. (b) ....................................................... 47,114 9,178
Shopify, Inc. , Class A (b) .................................................. 12,103 1,710
10,888
Materials (0.6%):
Barrick Mining Corp. .................................................... 150,767 4,022
Dundee Precious Metals, Inc. .............................................. 186,960 3,467
Lundin Mining Corp. .................................................... 535,569 6,197
Nutrien Ltd. ........................................................... 32,674 1,883
15,569
Utilities (0.1%):
Algonquin Power & Utilities Corp. .......................................... 510,336 2,958
66,162
Chile (0.3%):
Consumer Staples (0.3%):
Cencosud SA .......................................................... 2,140,785 6,787
China (2.4%):
Communication Services (0.7%):
Baidu, Inc. , Class SW (b) .................................................. 258,394 3,058
Kanzhun Ltd. , ADR ..................................................... 178,180 4,209
Kuaishou Technology , Class W ............................................. 184,300 1,806
Tencent Holdings Ltd. ................................................... 108,900 8,434
17,507

Victory Portfolios III
Victory International Fund
18
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Consumer Discretionary (0.8%):
Alibaba Group Holding Ltd. , Class W ........................................ 548,796 9,087
BYD Co. Ltd. ......................................................... 155,500 2,194
Fuyao Glass Industry Group Co. Ltd. , Class H .................................. 756,000 6,672
Pop Mart International Group Ltd. ........................................... 57,400 2,386
20,339
Consumer Staples (0.1%):
China Mengniu Dairy Co. Ltd. ............................................. 588,086 1,158
JD Health International, Inc. (b) ............................................. 187,450 1,528
Tingyi Cayman Islands Holding Corp. ........................................ 754,000 1,071
3,757
Financials (0.4%):
Agricultural Bank of China Ltd. , Class H ...................................... 2,839,000 1,920
Bank of China Ltd. , Class H ............................................... 4,009,000 2,201
China Construction Bank Corp. , Class H ...................................... 2,320,000 2,245
PICC Property & Casualty Co. Ltd. , Class H ................................... 1,548,000 3,741
10,107
Health Care (0.2%):
3SBio, Inc. (b) ......................................................... 941,000 3,540
WuXi AppTec Co. Ltd. , Class H ............................................ 113,800 1,586
5,126
Industrials (0.1%):
Weichai Power Co. Ltd. , Class H ............................................ 759,000 1,596
Information Technology (0.0%):(a)
Xiaomi Corp. , Class W (b) ................................................. 215,400 1,470
Materials (0.1%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 808,000 2,683
62,585
Denmark (1.6%):
Consumer Discretionary (0.7%):
Pandora A/S .......................................................... 127,211 17,589
Financials (0.2%):
Jyske Bank A/S , Registered Shares .......................................... 46,696 5,014
Health Care (0.7%):
Novo Nordisk A/S , Class B ................................................ 334,020 18,878
41,481
Finland (0.8%):
Financials (0.7%):
Nordea Bank Abp ....................................................... 1,092,230 16,666
Information Technology (0.1%):
Nokia Oyj ............................................................ 814,030 3,504
20,170
France (8.5%):
Communication Services (0.5%):
Orange SA ............................................................ 536,078 8,737
Publicis Groupe SA ..................................................... 57,357 5,296
14,033
Consumer Discretionary (0.7%):
FDJ UNITED ......................................................... 74,983 2,413
LVMH Moet Hennessy Louis Vuitton SE ...................................... 20,040 11,831
Renault SA ........................................................... 50,912 2,004
Valeo SE ............................................................. 127,227 1,544
17,792
Consumer Staples (1.0%):
Carrefour SA .......................................................... 200,639 2,905
L'Oreal SA ........................................................... 49,705 23,204
26,109

Victory Portfolios III
Victory International Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Energy (0.8%):
Gaztransport Et Technigaz SA .............................................. 38,534 7,191
Technip Energies NV .................................................... 147,315 6,808
TotalEnergies SE ....................................................... 104,253 6,545
20,544
Financials (0.9%):
AXA SA ............................................................. 129,704 6,041
BNP Paribas SA ........................................................ 100,960 9,072
Societe Generale SA ..................................................... 154,821 9,553
24,666
Health Care (0.4%):
BioMerieux ........................................................... 16,501 2,294
Ipsen SA ............................................................. 13,132 1,785
Sanofi SA ............................................................ 58,068 5,761
9,840
Industrials (2.8%):
Cie de Saint-Gobain SA .................................................. 56,958 6,149
Eiffage SA ............................................................ 117,182 14,745
Rexel SA ............................................................. 512,315 16,585
Safran SA ............................................................ 84,388 28,042
Schneider Electric SE .................................................... 19,668 4,832
SPIE SA ............................................................. 35,922 1,991
72,344
Information Technology (0.2%):
Capgemini SE ......................................................... 46,305 6,585
Materials (0.6%):
Arkema SA ........................................................... 209,897 14,891
Real Estate (0.2%):
Klepierre SA .......................................................... 152,946 5,971
Utilities (0.4%):
Engie SA ............................................................. 361,977 7,490
Veolia Environnement SA ................................................. 65,646 2,168
9,658
222,433
Germany (7.7%):
Communication Services (0.3%):
CTS Eventim AG & Co. KGaA ............................................. 97,001 9,092
Consumer Discretionary (0.9%):
Continental AG ........................................................ 28,648 2,512
Mercedes-Benz Group AG ................................................ 24,675 1,544
Volkswagen AG , Preference Shares .......................................... 159,859 18,626
Zalando SE (b) ......................................................... 60,429 1,684
24,366
Consumer Staples (0.2%):
Henkel AG & Co. KGaA , Preference Shares .................................... 50,359 4,250
Financials (1.7%):
Allianz SE , Registered Shares .............................................. 93,924 39,706
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 5,530 3,527
43,233
Health Care (0.3%):
Fresenius Medical Care AG ............................................... 28,368 1,462
Fresenius SE & Co. KGaA ................................................ 95,762 5,207
6,669
Industrials (2.0%):
Daimler Truck Holding AG ................................................ 91,418 4,300
Siemens AG , Registered Shares ............................................. 159,637 44,248
Siemens Energy AG (b) ................................................... 22,866 2,432
50,980

Victory Portfolios III
Victory International Fund
20
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Information Technology (1.4%):
SAP SE .............................................................. 132,094 35,952
Materials (0.4%):
BASF SE ............................................................ 80,544 4,278
Evonik Industries AG .................................................... 355,564 6,861
11,139
Utilities (0.5%):
E.ON SE ............................................................. 125,707 2,241
RWE AG ............................................................. 297,133 11,899
14,140
199,821
Greece (0.3%):
Financials (0.3%):
National Bank of Greece SA ............................................... 605,288 8,382
Hong Kong (2.5%):
Communication Services (0.1%):
NetEase Cloud Music, Inc. (b) .............................................. 87,150 3,143
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd. ........................................... 355,000 1,882
Consumer Staples (0.1%):
WH Group Ltd. ........................................................ 1,948,862 2,094
Financials (1.4%):
AIA Group Ltd. ........................................................ 2,562,600 24,357
BOC Hong Kong Holdings Ltd. ............................................ 567,500 2,577
Hong Kong Exchanges & Clearing Ltd. ....................................... 36,800 2,156
Prudential PLC ........................................................ 477,389 6,366
35,456
Industrials (0.1%):
CK Hutchison Holdings Ltd. ............................................... 399,964 2,646
Real Estate (0.6%):
CK Asset Holdings Ltd. .................................................. 3,417,259 16,170
Utilities (0.1%):
Kunlun Energy Co. Ltd. .................................................. 4,298,000 4,001
65,392
India (1.4%):
Consumer Discretionary (0.1%):
Mahindra & Mahindra Ltd. ................................................ 41,186 1,494
Consumer Staples (0.0%):(a)
Varun Beverages Ltd. .................................................... 181,143 1,001
Energy (0.1%):
Reliance Industries Ltd. .................................................. 209,655 3,229
Financials (0.6%):
Canara Bank .......................................................... 1,052,410 1,239
ICICI Bank Ltd. ........................................................ 220,557 3,495
Nippon Life India Asset Management Ltd. ..................................... 505,930 4,504
Power Finance Corp. Ltd. ................................................. 1,203,944 5,185
14,423
Information Technology (0.2%):
Coforge Ltd. .......................................................... 137,560 2,688
Infosys Ltd. ........................................................... 87,895 1,474
Persistent Systems Ltd. ................................................... 21,785 1,309
5,471
Materials (0.2%):
Hindalco Industries Ltd. .................................................. 267,619 2,139
National Aluminium Co. Ltd. .............................................. 1,086,229 2,297
4,436

Victory Portfolios III
Victory International Fund
21
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Real Estate (0.1%):
Oberoi Realty Ltd. ...................................................... 188,753 3,450
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 633,489 1,980
35,484
Indonesia (0.1%):
Financials (0.1%):
PT Bank Negara Indonesia Persero Tbk ....................................... 6,964,715 1,850
Ireland (1.2%):
Financials (0.6%):
AIB Group PLC ........................................................ 502,420 4,082
Bank of Ireland Group PLC ............................................... 705,358 10,432
14,514
Industrials (0.3%):
AerCap Holdings NV .................................................... 59,274 7,320
Materials (0.3%):
James Hardie Industries PLC (b) ............................................ 430,395 8,739
30,573
Italy (2.9%):
Consumer Discretionary (0.4%):
Ferrari NV ............................................................ 4,454 2,120
Lottomatica Group SpA .................................................. 102,823 2,796
PRADA SpA .......................................................... 720,300 4,247
9,163
Energy (0.2%):
Eni SpA ............................................................. 359,727 6,430
Financials (1.4%):
Banca Mediolanum SpA .................................................. 97,209 1,966
Banco BPM SpA ....................................................... 1,146,411 15,726
BPER Banca SPA ....................................................... 833,673 8,659
UniCredit SpA ......................................................... 132,843 10,274
36,625
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 80,964 5,005
Information Technology (0.1%):
Reply SpA ............................................................ 22,459 3,236
Utilities (0.6%):
Enel SpA ............................................................. 1,629,542 15,036
75,495
Japan (19.3%):
Communication Services (1.4%):
Capcom Co. Ltd. ....................................................... 405,200 10,935
Dentsu Group, Inc. ...................................................... 120,710 2,384
Hakuhodo DY Holdings, Inc. .............................................. 139,310 1,117
Kakaku.com, Inc. ....................................................... 687,800 12,788
Konami Group Corp. .................................................... 48,500 7,316
Nippon Television Holdings, Inc. ............................................ 66,145 1,732
36,272
Consumer Discretionary (3.1%):
Asics Corp. ........................................................... 369,600 9,937
Honda Motor Co. Ltd. (c) ................................................. 260,348 2,886
Isuzu Motors Ltd. ....................................................... 28,352 371
Koito Manufacturing Co. Ltd. .............................................. 182,350 2,594
Nikon Corp. (c) ......................................................... 93,960 1,055
Nissan Motor Co. Ltd. (b) (c) ............................................... 654,412 1,468
Rinnai Corp. .......................................................... 62,496 1,549
Sega Sammy Holdings, Inc. ............................................... 53,410 1,111
Sony Group Corp. ...................................................... 182,600 4,991
Stanley Electric Co. Ltd. .................................................. 63,191 1,280

Victory Portfolios III
Victory International Fund
22
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Subaru Corp. .......................................................... 131,021 2,570
Sumitomo Electric Industries Ltd. ........................................... 299,500 8,390
Sumitomo Rubber Industries Ltd. ........................................... 102,031 1,192
Suzuki Motor Corp. ..................................................... 135,900 1,799
Toyota Motor Corp. ..................................................... 1,630,100 31,566
ZOZO, Inc. ........................................................... 968,500 9,000
81,759
Consumer Staples (0.8%):
Asahi Group Holdings Ltd. ................................................ 329,500 4,141
Kirin Holdings Co. Ltd. .................................................. 65,727 955
MatsukiyoCocokara & Co. ................................................ 241,800 4,995
Toyo Suisan Kaisha Ltd. .................................................. 144,000 9,906
Tsuruha Holdings, Inc. ................................................... 132,155 2,039
22,036
Financials (3.4%):
Dai-ichi Life Holdings, Inc. ............................................... 130,686 1,073
Japan Post Insurance Co. Ltd. .............................................. 137,680 3,855
Mizuho Financial Group, Inc. .............................................. 885,450 29,133
ORIX Corp. ........................................................... 169,000 4,365
Resona Holdings, Inc. .................................................... 475,262 4,767
Sumitomo Mitsui Financial Group, Inc. ....................................... 196,940 5,364
Sumitomo Mitsui Trust Group, Inc. .......................................... 171,470 4,880
T&D Holdings, Inc. ..................................................... 254,985 6,602
The Chiba Bank Ltd. (c) .................................................. 364,560 3,730
Tokio Marine Holdings, Inc. ............................................... 578,500 24,813
88,582
Health Care (1.6%):
Alfresa Holdings Corp. ................................................... 77,259 1,163
Eisai Co. Ltd. .......................................................... 46,767 1,430
Hoya Corp. ........................................................... 139,400 18,002
Ono Pharmaceutical Co. Ltd. (c) ............................................ 59,124 666
Otsuka Holdings Co. Ltd. ................................................. 49,100 2,577
Shionogi & Co. Ltd. ..................................................... 930,746 16,101
Takeda Pharmaceutical Co. Ltd. ............................................ 77,753 2,341
42,280
Industrials (4.9%):
Amada Co. Ltd. ........................................................ 91,170 1,159
Central Japan Railway Co. ................................................ 215,900 5,743
Fuji Electric Co. Ltd. .................................................... 317,200 19,977
Fujikura Ltd. .......................................................... 123,100 10,445
Hino Motors Ltd. (b) (c) ................................................... 191,703 497
Hitachi Ltd. ........................................................... 58,300 1,571
ITOCHU Corp. ........................................................ 76,100 4,299
Japan Airlines Co. Ltd. ................................................... 77,341 1,645
JGC Holdings Corp. ..................................................... 128,622 1,225
Komatsu Ltd. .......................................................... 65,900 2,231
Kubota Corp. .......................................................... 291,000 3,365
MISUMI Group, Inc. .................................................... 418,700 6,351
Mitsubishi Heavy Industries Ltd. ............................................ 936,200 23,625
Nippon Yusen KK ...................................................... 314,000 11,320
Obayashi Corp. ........................................................ 367,000 5,954
Persol Holdings Co. Ltd. .................................................. 965,090 1,800
Sanwa Holdings Corp. ................................................... 683,700 22,014
Sumitomo Heavy Industries Ltd. ............................................ 55,152 1,219
THK Co. Ltd. ......................................................... 42,365 1,139
Yamato Holdings Co. Ltd. (c) ............................................... 143,730 2,425
128,004
Information Technology (2.8%):
Alps Alpine Co. Ltd. .................................................... 65,701 802
Disco Corp. ........................................................... 62,100 16,992
Fujitsu Ltd. ........................................................... 711,200 17,116
Horiba Ltd. ........................................................... 17,120 1,271
Ibiden Co. Ltd. ......................................................... 47,700 2,291

Victory Portfolios III
Victory International Fund
23
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
NEC Corp. ........................................................... 299,100 9,109
Oracle Corp. .......................................................... 110,700 11,459
Rohm Co. Ltd. ......................................................... 226,740 3,319
SCREEN Holdings Co. Ltd. ............................................... 27,800 2,102
Tokyo Seimitsu Co. Ltd. .................................................. 40,600 2,269
Yokogawa Electric Corp. ................................................. 204,800 5,979
72,709
Materials (0.3%):
Mitsubishi Gas Chemical Co., Inc. (c) ......................................... 96,680 1,744
Taiheiyo Cement Corp. ................................................... 33,017 893
Tosoh Corp. ........................................................... 293,900 4,634
7,271
Real Estate (0.9%):
Daiwa House Industry Co. Ltd. ............................................. 167,100 5,905
Mitsubishi Estate Co. Ltd. ................................................. 216,968 4,622
Sumitomo Realty & Development Co. Ltd. .................................... 317,000 13,024
23,551
Utilities (0.1%):
Tohoku Electric Power Co., Inc. ............................................ 242,000 1,859
504,323
Luxembourg (0.1%):
Communication Services (0.0%):(a)
RTL Group SA ......................................................... 27,549 1,135
Materials (0.1%):
ArcelorMittal SA ....................................................... 52,022 1,733
2,868
Macau (0.1%):
Consumer Discretionary (0.1%):
MGM China Holdings Ltd. ................................................ 1,565,600 3,216
Mexico (0.5%):
Communication Services (0.1%):
America Movil SAB de CV , ADR ........................................... 189,906 3,796
Consumer Staples (0.1%):
Arca Continental SAB de CV .............................................. 151,682 1,547
Energy (0.2%):
Vista Energy SAB de CV , ADR (b) ........................................... 109,330 4,262
Financials (0.1%):
Gentera SAB de CV ..................................................... 1,018,379 2,488
Materials (0.0%):(a)
Fresnillo PLC ......................................................... 57,819 1,401
13,494
Netherlands (5.1%):
Communication Services (0.6%):
Koninklijke KPN NV .................................................... 2,867,451 13,683
VEON Ltd. , ADR (b) .................................................... 14,257 834
14,517
Consumer Discretionary (0.1%):
Prosus NV (b) .......................................................... 63,956 3,956
Consumer Staples (0.2%):
JDE Peet's NV ......................................................... 47,612 1,743
Koninklijke Ahold Delhaize NV ............................................ 62,665 2,511
4,254
Financials (2.3%):
ABN AMRO Bank NV , Class CV ........................................... 192,223 5,544
Euronext NV .......................................................... 44,395 7,328
ING Groep NV ........................................................ 1,438,357 34,337

Victory Portfolios III
Victory International Fund
24
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
NN Group NV ......................................................... 174,190 11,989
59,198
Health Care (0.3%):
Argenx SE (b) .......................................................... 3,282 2,337
Koninklijke Philips NV .................................................. 194,448 5,370
7,707
Industrials (0.6%):
Randstad NV .......................................................... 58,388 2,762
Wolters Kluwer NV ..................................................... 98,075 12,354
15,116
Information Technology (1.0%):
ASM International NV ................................................... 22,479 10,793
ASML Holding NV ..................................................... 18,213 13,523
BE Semiconductor Industries NV ........................................... 22,264 2,999
27,315
132,063
New Zealand (0.3%):
Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 414,214 8,933
Norway (0.7%):
Energy (0.0%):(a)
Equinor ASA .......................................................... 45,487 1,123
Industrials (0.5%):
Kongsberg Gruppen ASA ................................................. 442,357 13,217
Materials (0.2%):
Norsk Hydro ASA ...................................................... 804,590 5,217
19,557
Portugal (0.2%):
Energy (0.2%):
Galp Energia SGPS SA ................................................... 258,913 5,032
Russian Federation (0.0%):(a)
Communication Services (0.0%):
Mobile TeleSystems PJSC , ADR (b) (d) (e) ...................................... 177,615 —
Energy (0.0%):
Gazprom PJSC , ADR (b) (d) (e) .............................................. 153,287 —
LUKOIL PJSC , ADR (b) (d) (e) .............................................. 34,917 —
—
Financials (0.0%):(a)
Sberbank of Russia PJSC (b) (d) (e) ........................................... 564,350 —
Sberbank of Russia PJSC , ADR (b) (d) (e) ...................................... 505,824 — (f)
— (f)
— (f)
Saudi Arabia (0.1%):
Communication Services (0.1%):
Etihad Etisalat Co. ...................................................... 85,057 1,451
Financials (0.0%):(a)
Saudi Awwal Bank ...................................................... 173,688 1,394
2,845
Singapore (1.2%):
Communication Services (0.1%):
Sea Ltd. , ADR (b) ....................................................... 18,712 3,491
Financials (0.7%):
DBS Group Holdings Ltd. ................................................. 76,130 2,997
Singapore Exchange Ltd. ................................................. 1,060,700 13,697
16,694
Industrials (0.3%):
Singapore Technologies Engineering Ltd. ...................................... 1,394,000 8,344

Victory Portfolios III
Victory International Fund
25
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Information Technology (0.1%):
ASMPT Ltd. .......................................................... 199,000 1,804
30,333
South Africa (0.3%):
Communication Services (0.1%):
MTN Group Ltd. ....................................................... 391,411 3,327
Financials (0.2%):
Old Mutual Ltd. ........................................................ 2,754,760 2,169
Sanlam Ltd. ........................................................... 266,667 1,375
3,544
Materials (0.0%):(a)
Valterra Platinum Ltd. ................................................... 6,820 310
7,181
South Korea (1.9%):
Communication Services (0.2%):
KT Corp. ............................................................. 81,753 3,180
SK Telecom Co. Ltd. .................................................... 73,602 2,872
6,052
Consumer Discretionary (0.2%):
Coway Co. Ltd. ........................................................ 12,585 940
Hankook Tire & Technology Co. Ltd. ........................................ 26,453 763
Hyundai Mobis Co. Ltd. .................................................. 15,526 3,546
Kia Corp. ............................................................ 19,345 1,464
6,713
Financials (0.6%):
DB Insurance Co. Ltd. ................................................... 24,555 2,322
Hana Financial Group, Inc. ................................................ 58,319 3,439
KB Financial Group, Inc. ................................................. 44,124 3,447
Shinhan Financial Group Co. Ltd. ........................................... 117,270 5,497
14,705
Industrials (0.7%):
Hanwha Aerospace Co. Ltd. ............................................... 5,979 3,793
HD Hyundai Electric Co. Ltd. .............................................. 9,788 3,433
Hyundai Rotem Co. Ltd. .................................................. 41,942 5,787
Samsung E&A Co. Ltd. .................................................. 221,623 4,623
17,636
Information Technology (0.2%):
Samsung Electronics Co. Ltd. .............................................. 41,521 2,075
SK Hynix, Inc. ......................................................... 17,807 3,394
5,469
50,575
Spain (2.9%):
Energy (0.1%):
Repsol SA ............................................................ 133,536 2,189
Financials (1.9%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 1,866,672 33,969
Banco Santander SA ..................................................... 701,099 6,695
Bankinter SA .......................................................... 565,055 8,432
49,096
Industrials (0.7%):
Aena SME SA ......................................................... 634,107 18,378
Real Estate (0.1%):
Merlin Properties Socimi SA ............................................... 212,300 3,165
Utilities (0.1%):
Iberdrola SA .......................................................... 164,467 3,100
75,928

Victory Portfolios III
Victory International Fund
26
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Sweden (1.8%):
Communication Services (0.3%):
Tele2 AB , B Shares ..................................................... 382,374 6,736
Consumer Staples (0.2%):
Essity AB , Class B ...................................................... 222,225 6,010
Financials (0.2%):
Avanza Bank Holding AB ................................................. 87,170 3,295
Swedbank AB , Class A ................................................... 75,685 2,131
5,426
Industrials (1.0%):
Atlas Copco AB , Class B ................................................. 1,292,699 18,387
SKF AB , B Shares (c) .................................................... 157,830 4,053
Volvo AB , Class B ...................................................... 77,353 2,381
24,821
Information Technology (0.1%):
Telefonaktiebolaget LM Ericsson , Class B ..................................... 394,524 3,124
46,117
Switzerland (7.9%):
Consumer Discretionary (0.1%):
The Swatch Group AG , Class BR ........................................... 14,468 2,616
Consumer Staples (2.0%):
Coca-Cola HBC AG (b) ................................................... 476,654 24,108
Nestle SA , Registered Shares .............................................. 287,963 27,169
51,277
Financials (1.4%):
Partners Group Holding AG ............................................... 6,654 9,140
UBS Group AG ........................................................ 565,424 22,909
Zurich Insurance Group AG ............................................... 5,924 4,330
36,379
Health Care (3.4%):
Novartis AG , Registered Shares ............................................. 355,395 44,992
Roche Holding AG ...................................................... 113,048 36,869
Sandoz Group AG ...................................................... 111,938 7,025
88,886
Industrials (0.5%):
ABB Ltd. , Registered Shares ............................................... 63,634 4,271
Adecco Group AG ...................................................... 65,573 2,101
Sulzer AG , Registered Shares .............................................. 27,594 5,172
11,544
Information Technology (0.4%):
Logitech International SA , Class R .......................................... 106,216 10,970
Materials (0.1%):
Holcim AG (b) ......................................................... 40,417 3,388
205,060
Taiwan (1.8%):
Consumer Discretionary (0.1%):
Minth Group Ltd. ....................................................... 850,000 3,611
Financials (0.1%):
CTBC Financial Holding Co. Ltd. ........................................... 1,241,000 1,665
Health Care (0.1%):
Bora Pharmaceuticals Co. Ltd. ............................................. 72,381 1,716
Information Technology (1.5%):
ASMedia Technology, Inc. ................................................ 49,000 2,614
Delta Electronics, Inc. ................................................... 83,000 1,912
Elite Material Co. Ltd. ................................................... 298,000 11,796
Hon Hai Precision Industry Co. Ltd. ......................................... 252,000 1,664
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 427,000 15,992

Victory Portfolios III
Victory International Fund
27
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Wiwynn Corp. ......................................................... 64,000 6,143
40,121
47,113
Thailand (0.3%):
Communication Services (0.0%):(a)
Advanced Info Service PCL, NVDR ......................................... 161,300 1,467
Financials (0.2%):
Kasikornbank PCL ...................................................... 942,408 4,902
Health Care (0.1%):
Bumrungrad Hospital PCL, NVDR .......................................... 462,400 2,540
8,909
Turkey (0.0%):(a)
Consumer Staples (0.0%):(a)
Coca-Cola Icecek AS .................................................... 214,946 258
United Arab Emirates (0.2%):
Real Estate (0.2%):
Emaar Development PJSC ................................................ 1,455,604 5,839
United Kingdom (13.4%):
Communication Services (0.9%):
Auto Trader Group PLC .................................................. 1,182,332 12,838
BT Group PLC ........................................................ 1,654,975 4,845
Informa PLC .......................................................... 172,977 2,037
WPP PLC ............................................................ 433,227 2,297
22,017
Consumer Discretionary (0.9%):
Birkenstock Holding PLC (b) ............................................... 34,726 1,810
Burberry Group PLC (b) .................................................. 138,367 2,402
Inchcape PLC ......................................................... 235,051 2,120
Kingfisher PLC ........................................................ 645,591 2,248
Next PLC ............................................................ 84,812 13,704
22,284
Consumer Staples (2.3%):
British American Tobacco PLC ............................................. 207,733 11,795
Imperial Brands PLC .................................................... 565,077 23,861
J Sainsbury PLC ....................................................... 354,286 1,434
Reckitt Benckiser Group PLC .............................................. 64,748 4,840
Tate & Lyle PLC ....................................................... 240,646 1,730
Unilever PLC ......................................................... 272,180 17,168
60,828
Energy (2.2%):
BP PLC .............................................................. 2,442,907 14,288
Harbour Energy PLC .................................................... 588,368 1,815
Shell PLC ............................................................ 1,113,175 40,981
Shell PLC-DRIP (b) ..................................................... 1,129,384 404
57,488
Financials (3.5%):
3i Group PLC ......................................................... 74,576 4,051
Barclays PLC ......................................................... 6,660,671 32,450
HSBC Holdings PLC .................................................... 2,800,338 35,843
ICG PLC ............................................................. 90,121 2,657
Standard Chartered PLC .................................................. 796,362 14,920
89,921
Health Care (0.8%):
AstraZeneca PLC ....................................................... 37,939 6,047
GSK PLC ............................................................ 427,420 8,445
Hikma Pharmaceuticals PLC ............................................... 233,068 5,630
20,122
Industrials (0.7%):
Babcock International Group PLC ........................................... 50,740 696

Victory Portfolios III
Victory International Fund
28
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
easyJet PLC ........................................................... 1,134,418 7,522
IMI PLC ............................................................. 122,301 3,758
RELX PLC ........................................................... 32,187 1,503
Rolls-Royce Holdings PLC ................................................ 373,525 5,386
18,865
Information Technology (0.1%):
Softcat PLC ........................................................... 167,536 3,647
Materials (1.1%):
Anglo American PLC .................................................... 58,516 1,802
Endeavour Mining PLC .................................................. 168,872 5,872
Mondi PLC ........................................................... 177,394 2,497
Rio Tinto PLC ......................................................... 301,194 18,825
28,996
Real Estate (0.3%):
Land Securities Group PLC ............................................... 281,787 2,112
LondonMetric Property PLC ............................................... 628,758 1,566
The British Land Co. PLC ................................................ 860,854 3,908
7,586
Utilities (0.6%):
Centrica PLC .......................................................... 5,859,966 12,741
Drax Group PLC ....................................................... 248,936 2,186
National Grid PLC ...................................................... 122,741 1,724
16,651
348,405
United States (0.2%):
Health Care (0.1%):
Amrize Ltd. (b) ......................................................... 43,352 2,262
Industrials (0.1%):
DCC PLC ............................................................ 36,316 2,309
4,571
Total Common Stocks (Cost $1,711,698) 2,556,330
Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares Core MSCI EAFE ETF ............................................. 66,309 5,670
iShares Core MSCI Emerging Markets ETF .................................... 39,022 2,423
Vanguard FTSE All-World ex-US Small-Cap ETF ............................... 2,280 320
8,413
Total Exchange-Traded Funds (Cost $8,253) 8,413
Collateral for Securities Loaned (0.6%)^
United States (0.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .16% (g) ........ 3,826,368 3,826
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .22% (g) ............ 3,826,368 3,827
Invesco Government & Agency Portfolio, Institutional Shares , 4 .20% (g) ............... 3,826,368 3,826
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .19% (g) . 3,826,368 3,826
Total Collateral for Securities Loaned (Cost $15,305) 15,305
Total Investments (Cost $1,735,256) — 98.9% 2,580,048
Other assets in excess of liabilities — 1.1% 28,411
NET ASSETS - 100.00% $ 2,608,459
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) All or a portion of this security is on loan.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of August 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)

Victory Portfolios III
Victory International Fund
29
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC , ADR .........................................
1/21/2016
$ 486
LUKOIL PJSC , ADR .........................................
12/29/2015
2,087
Mobile TeleSystems PJSC , ADR .................................
1/28/2022
1,372
Sberbank of Russia PJSC ......................................
7/15/2019
2,134
Sberbank of Russia PJSC , ADR ..................................
1/15/2016
556
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at August 31, 2025 (amounts in thousands):
(f) Rounds to less than $1 thousand.
(g) Rate disclosed is the daily yield on August 31, 2025.
ADR
—
American Depositary Receipt
DRIP
—
Dividend Reinvestment Program
ETF
—
Exchange-Traded Fund
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Precious Metals and Minerals Fund
30
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.2%)
Australia (10.7%):
Materials (10.7%):
Capricorn Metals Ltd. (a) .................................................. 243,654 $ 1,650
Evolution Mining Ltd. ................................................... 3,186,387 18,276
Gold Road Resources Ltd. ................................................ 2,057,598 4,534
Northern Star Resources Ltd. .............................................. 1,797,111 22,422
Perseus Mining Ltd. ..................................................... 7,115,122 17,828
Ramelius Resources Ltd. ................................................. 6,173,742 12,972
Regis Resources Ltd. .................................................... 2,528,685 7,615
West African Resources Ltd. (a) ............................................. 2,444,634 4,863
Westgold Resources Ltd. .................................................. 1,065,782 2,414
92,574
Canada (52.2%):
Materials (52.2%):
Agnico Eagle Mines Ltd. ................................................. 779,327 112,376
Alamos Gold, Inc. ...................................................... 447,917 13,648
B2Gold Corp. ......................................................... 4,609,846 19,034
Barrick Mining Corp. .................................................... 1,618,357 43,097
Dundee Precious Metals, Inc. .............................................. 1,902,950 35,282
Franco-Nevada Corp. .................................................... 60,434 11,391
IAMGOLD Corp. (a) ..................................................... 2,130,244 19,833
K92 Mining, Inc. (a) ..................................................... 252,542 2,849
Kinross Gold Corp. ..................................................... 2,984,793 62,382
Lundin Gold, Inc. ....................................................... 516,120 31,741
Nautilus Minerals, Inc. (a) (b) ............................................... 5,757,622 — (c)
New Gold, Inc. (a) ...................................................... 1,508,845 8,900
OceanaGold Corp. ...................................................... 853,130 15,594
OR Royalties, Inc. ...................................................... 150,150 4,825
Orla Mining Ltd. (a) ..................................................... 316,166 3,497
Torex Gold Resources, Inc. (a) .............................................. 1,007,325 33,604
Wesdome Gold Mines Ltd. (a) .............................................. 456,514 6,060
Wheaton Precious Metals Corp. ............................................. 341,473 34,297
458,410
China (4.4%):
Materials (4.4%):
Zijin Mining Group Co. Ltd. , Class H ........................................ 11,710,000 38,426
Peru (0.2%):
Materials (0.2%):
Hochschild Mining PLC .................................................. 415,281 1,577
Russian Federation (0.0%):(d)
Materials (0.0%):(d)
Polyus PJSC (a) (b) (e) .................................................... 620,880 — (c)
South Africa (11.4%):
Materials (11.4%):
Gold Fields Ltd. , ADR ................................................... 2,139,741 71,639
Harmony Gold Mining Co. Ltd. ............................................. 1,901,584 25,361
Pan African Resources PLC (f) .............................................. 2,754,340 2,335
99,335
United Kingdom (7.2%):
Materials (7.2%):
Anglogold Ashanti PLC (Johannesburg Stock Exchange) ........................... 858,680 47,968
Endeavour Mining PLC .................................................. 416,483 14,482
62,450
United States (12.1%):
Materials (12.1%):
Newmont Corp. ........................................................ 827,901 61,596

Victory Portfolios III
Victory Precious Metals and Minerals Fund
31
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
Polyus PJSC ...............................................
7/11/2019
$ 6,442
Royal Gold, Inc. ........................................................ 248,429 44,613
106,209
Total Common Stocks (Cost $312,180) 858,981
Exchange-Traded Funds (1.5%)
United States (1.5%):
iShares MSCI Global Gold Miners ETF ....................................... 88,799 4,787
VanEck Gold Miners ETF ................................................. 138,773 8,767
13,554
Total Exchange-Traded Funds (Cost $10,435) 13,554
Collateral for Securities Loaned (0.0%)^(d)
United States (0.0%):(d)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .16% (g) ........ 29,260 29
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .22% (g) ............ 29,260 30
Invesco Government & Agency Portfolio, Institutional Shares , 4 .20% (g) ............... 29,260 29
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .19% (g) . 29,260 29
Total Collateral for Securities Loaned (Cost $117) 117
Total Investments (Cost $322,732) — 99.7% 872,652
Other assets in excess of liabilities — 0.3% 2,271
NET ASSETS - 100.00% $ 874,923
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of August 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(c) Rounds to less than $1 thousand.
(d) Amount represents less than 0.05% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at August 31, 2025 (amounts in thousands):
(f) All or a portion of this security is on loan.
(g) Rate disclosed is the daily yield on August 31, 2025.
ADR
—
American Depositary Receipt
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Sustainable World Fund
32
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.3%)
Australia (1.2%):
Consumer Discretionary (0.6%):
Aristocrat Leisure Ltd. ................................................... 191,336 $ 9,071
Financials (0.1%):
ANZ Group Holdings Ltd. ................................................ 52,804 1,160
QBE Insurance Group Ltd. ................................................ 33,754 477
1,637
Health Care (0.3%):
CSL Ltd. ............................................................. 28,676 3,988
Industrials (0.1%):
Brambles Ltd. ......................................................... 36,043 610
Qantas Airways Ltd. ..................................................... 88,863 681
1,291
Materials (0.1%):
Northern Star Resources Ltd. .............................................. 53,125 663
Rio Tinto Ltd. ......................................................... 8,373 632
1,295
Real Estate (0.0%):(a)
Charter Hall Group ...................................................... 34,216 523
Goodman Group ....................................................... 20,855 467
990
18,272
Austria (0.7%):
Financials (0.7%):
BAWAG Group AG ..................................................... 74,625 9,648
Belgium (0.6%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA ................................................ 17,154 1,076
Anheuser-Busch InBev SA , ADR (b) ......................................... 41,138 2,578
3,654
Information Technology (0.4%):
Melexis NV (b) ......................................................... 72,735 5,758
9,412
Bermuda (0.2%):
Financials (0.2%):
Everest Group Ltd. ...................................................... 9,100 3,111
Canada (2.5%):
Consumer Staples (0.4%):
George Weston Ltd. ..................................................... 103,509 6,666
Financials (0.3%):
Fairfax Financial Holdings Ltd. ............................................. 2,400 4,132
Information Technology (0.5%):
Constellation Software, Inc. ............................................... 2,166 7,177
Materials (1.0%):
Agnico Eagle Mines Ltd. ................................................. 78,171 11,272
Barrick Mining Corp. .................................................... 75,118 2,000
Teck Resources Ltd. , Class B .............................................. 23,545 805
14,077
Utilities (0.3%):
Atco Ltd. , Class I ....................................................... 111,476 4,083
36,135
China (2.1%):
Communication Services (0.9%):
Tencent Holdings Ltd. ................................................... 159,783 12,375

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Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Consumer Discretionary (0.2%):
Alibaba Group Holding Ltd. , Class W ........................................ 190,676 3,157
Consumer Staples (0.4%):
Foshan Haitian Flavouring & Food Co. Ltd. , Class A .............................. 955,628 5,558
Tsingtao Brewery Co. Ltd. , Class H .......................................... 118,000 767
6,325
Financials (0.6%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 10,771,370 8,013
Ping An Insurance Group Co. of China Ltd. .................................... 133,500 972
8,985
30,842
Denmark (0.6%):
Consumer Discretionary (0.4%):
Pandora A/S .......................................................... 38,831 5,369
Financials (0.1%):
Danske Bank A/S ....................................................... 26,362 1,085
Health Care (0.1%):
Novo Nordisk A/S , Class B ................................................ 18,638 1,053
Novo Nordisk A/S , ADR (b) ............................................... 23,811 1,345
2,398
8,852
France (2.4%):
Communication Services (0.1%):
Orange SA ............................................................ 44,328 723
Publicis Groupe SA ..................................................... 6,134 566
1,289
Consumer Discretionary (0.2%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 4,280 2,527
Energy (0.4%):
Gaztransport Et Technigaz SA .............................................. 32,975 6,154
Technip Energies NV .................................................... 15,636 722
6,876
Financials (0.4%):
AXA SA ............................................................. 19,944 929
BNP Paribas SA ........................................................ 20,664 1,856
Edenred SE ........................................................... 96,214 2,783
5,568
Health Care (0.2%):
BioMerieux ........................................................... 4,358 606
Ipsen SA ............................................................. 3,297 448
Sanofi SA ............................................................ 14,158 1,405
2,459
Industrials (1.0%):
Cie de Saint-Gobain SA .................................................. 5,446 588
Eiffage SA ............................................................ 30,835 3,880
Rexel SA ............................................................. 264,214 8,553
Schneider Electric SE .................................................... 5,202 1,278
SPIE SA ............................................................. 9,617 533
14,832
Information Technology (0.0%):(a)
Capgemini SE ......................................................... 3,205 456
Materials (0.0%):(a)
Arkema SA ........................................................... 5,313 377
Real Estate (0.0%):(a)
Klepierre SA .......................................................... 10,776 421
Utilities (0.1%):
Engie SA ............................................................. 23,680 490

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Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Veolia Environnement SA ................................................. 16,841 556
1,046
35,851
Germany (1.4%):
Consumer Staples (0.1%):
Henkel AG & Co. KGaA , Preference Shares .................................... 7,650 646
Financials (0.1%):
Allianz SE , Registered Shares .............................................. 1,619 685
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 1,460 931
1,616
Health Care (0.0%):(a)
Fresenius Medical Care AG ............................................... 7,519 387
Industrials (1.0%):
Brenntag SE .......................................................... 14,964 926
Hensoldt AG .......................................................... 39,973 4,143
Siemens AG , Registered Shares ............................................. 31,092 8,618
Siemens Energy AG (c) ................................................... 5,904 628
14,315
Information Technology (0.1%):
SAP SE .............................................................. 4,129 1,124
Materials (0.1%):
Evonik Industries AG .................................................... 31,449 607
thyssenkrupp AG ....................................................... 108,472 1,148
1,755
Utilities (0.0%):(a)
E.ON SE ............................................................. 33,732 601
20,444
Hong Kong (0.1%):
Consumer Discretionary (0.0%):(a)
Galaxy Entertainment Group Ltd. ........................................... 93,000 493
Financials (0.1%):
BOC Hong Kong Holdings Ltd. ............................................ 148,000 672
Hong Kong Exchanges & Clearing Ltd. ....................................... 9,900 580
1,252
1,745
Indonesia (0.4%):
Communication Services (0.4%):
PT Telkom Indonesia Persero Tbk ........................................... 30,557,738 5,847
Ireland (1.4%):
Financials (0.2%):
Bank of Ireland Group PLC ............................................... 179,183 2,650
Health Care (0.3%):
Medtronic PLC ........................................................ 47,199 4,380
Industrials (0.9%):
AerCap Holdings NV .................................................... 7,083 875
Eaton Corp. PLC ....................................................... 35,341 12,339
13,214
20,244
Israel (0.2%):
Health Care (0.2%):
Teva Pharmaceutical Industries Ltd. , ADR (c) ................................... 174,800 3,213
Italy (1.1%):
Consumer Discretionary (0.1%):
Ferrari NV ............................................................ 1,194 568
PRADA SpA .......................................................... 115,600 682
1,250

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Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Financials (0.5%):
Banca Mediolanum SpA .................................................. 26,014 526
FinecoBank Banca Fineco SpA ............................................. 244,634 5,370
Nexi SpA ............................................................ 161,667 1,026
6,922
Health Care (0.0%):(a)
Recordati Industria Chimica e Farmaceutica SpA ................................ 8,953 553
Information Technology (0.0%):(a)
Reply SpA ............................................................ 2,798 403
Materials (0.1%):
Buzzi SpA ............................................................ 22,681 1,152
Utilities (0.4%):
Enel SpA ............................................................. 643,835 5,941
16,221
Japan (6.6%):
Communication Services (0.8%):
Kakaku.com, Inc. ....................................................... 334,891 6,226
Konami Group Corp. .................................................... 7,600 1,147
Nintendo Co. Ltd. ...................................................... 58,000 5,173
12,546
Consumer Discretionary (1.1%):
Asics Corp. ........................................................... 25,700 691
Bridgestone Corp. ...................................................... 26,700 1,206
Sony Group Corp. ...................................................... 223,600 6,112
Subaru Corp. .......................................................... 65,200 1,279
Sumitomo Electric Industries Ltd. ........................................... 29,100 815
Suzuki Motor Corp. ..................................................... 36,500 483
Toyota Motor Corp. ..................................................... 50,800 984
ZOZO, Inc. ........................................................... 440,400 4,093
15,663
Consumer Staples (0.6%):
Asahi Group Holdings Ltd. ................................................ 104,200 1,310
MatsukiyoCocokara & Co. ................................................ 31,700 655
Toyo Suisan Kaisha Ltd. .................................................. 98,649 6,786
8,751
Financials (1.1%):
Mizuho Financial Group, Inc. .............................................. 331,411 10,904
ORIX Corp. ........................................................... 20,374 526
Sumitomo Mitsui Financial Group, Inc. ....................................... 141,725 3,861
Tokio Marine Holdings, Inc. ............................................... 19,800 849
16,140
Health Care (1.0%):
Hoya Corp. ........................................................... 78,002 10,073
Olympus Corp. ........................................................ 264,700 3,068
Otsuka Holdings Co. Ltd. ................................................. 13,200 693
Shionogi & Co. Ltd. ..................................................... 37,700 652
14,486
Industrials (1.0%):
Central Japan Railway Co. ................................................ 26,700 710
Fuji Electric Co. Ltd. .................................................... 116,100 7,312
Fujikura Ltd. .......................................................... 11,400 967
Hitachi Ltd. ........................................................... 16,900 455
ITOCHU Corp. ........................................................ 20,409 1,153
Komatsu Ltd. .......................................................... 16,900 572
Mitsubishi Electric Corp. ................................................. 65,900 1,574
Mitsui & Co. Ltd. ....................................................... 53,400 1,230
Obayashi Corp. ........................................................ 32,000 519
14,492
Information Technology (1.0%):
Disco Corp. ........................................................... 15,600 4,269

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Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
FUJIFILM Holdings Corp. ................................................ 22,700 538
Ibiden Co. Ltd. ......................................................... 12,600 605
NEC Corp. ........................................................... 50,300 1,532
Oracle Corp. .......................................................... 66,500 6,884
SCREEN Holdings Co. Ltd. ............................................... 7,400 559
Yokogawa Electric Corp. ................................................. 22,000 642
15,029
Materials (0.0%):(a)
Tosoh Corp. ........................................................... 28,382 447
Real Estate (0.0%):(a)
Daiwa House Industry Co. Ltd. ............................................. 13,300 470
98,024
Luxembourg (0.0%):(a)
Materials (0.0%):(a)
ArcelorMittal SA ....................................................... 13,774 459
Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd. ....................................................... 368,000 969
Netherlands (1.2%):
Consumer Discretionary (0.1%):
Prosus NV (c) .......................................................... 17,026 1,053
Consumer Staples (0.1%):
JDE Peet's NV ......................................................... 12,792 468
Koninklijke Ahold Delhaize NV ............................................ 15,842 635
1,103
Financials (0.4%):
ABN AMRO Bank NV , Class CV ........................................... 55,358 1,596
Euronext NV .......................................................... 23,554 3,888
NN Group NV ......................................................... 8,117 559
6,043
Health Care (0.0%):(a)
Argenx SE (c) .......................................................... 866 617
Information Technology (0.6%):
ASM International NV ................................................... 8,749 4,201
ASML Holding NV ..................................................... 5,449 4,046
8,247
17,063
New Zealand (0.3%):
Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 204,695 4,415
Norway (0.4%):
Energy (0.0%):(a)
Equinor ASA .......................................................... 12,278 303
Industrials (0.4%):
Kongsberg Gruppen ASA ................................................. 175,098 5,232
Materials (0.0%):(a)
Norsk Hydro ASA ...................................................... 80,262 520
6,055
Portugal (0.0%):(a)
Energy (0.0%):(a)
Galp Energia SGPS SA ................................................... 29,279 569
Russian Federation (0.0%):
Energy (0.0%):
Gazprom PJSC (c) (d) (e) .................................................. 303,950 —
Rosneft Oil Co. PJSC , GDR (c) (d) (e) ......................................... 124,892 —
—

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Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Financials (0.0%):
Sberbank of Russia PJSC , ADR (c) (d) (e) ...................................... 91,313 —
—
Singapore (0.9%):
Communication Services (0.1%):
Sea Ltd. , ADR (c) ....................................................... 5,020 936
Financials (0.8%):
DBS Group Holdings Ltd. ................................................. 21,695 854
Singapore Exchange Ltd. ................................................. 807,727 10,430
11,284
Industrials (0.0%):(a)
Singapore Technologies Engineering Ltd. ...................................... 91,500 548
12,768
South Africa (0.4%):
Consumer Discretionary (0.4%):
Mr Price Group Ltd. ..................................................... 450,565 5,306
South Korea (1.0%):
Financials (0.3%):
Hana Financial Group, Inc. ................................................ 35,754 2,109
KB Financial Group, Inc. ................................................. 33,973 2,654
4,763
Information Technology (0.7%):
Samsung Electronics Co. Ltd. .............................................. 199,296 9,959
14,722
Spain (1.7%):
Consumer Discretionary (0.2%):
Amadeus IT Group SA ................................................... 40,718 3,415
Energy (0.0%):(a)
Repsol SA ............................................................ 36,025 591
Financials (1.0%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 637,264 11,597
Banco Santander SA ..................................................... 183,966 1,757
Bankinter SA .......................................................... 46,519 694
14,048
Industrials (0.4%):
Aena SME SA ......................................................... 230,049 6,667
Utilities (0.1%):
Iberdrola SA .......................................................... 43,150 813
25,534
Sweden (0.6%):
Communication Services (0.1%):
Tele2 AB , B Shares ..................................................... 44,575 785
Consumer Staples (0.1%):
Essity AB , Class B ...................................................... 21,453 580
Financials (0.0%):(a)
Swedbank AB , Class A ................................................... 18,483 520
Industrials (0.4%):
Atlas Copco AB , Class B ................................................. 410,280 5,836
Volvo AB , Class B ...................................................... 19,527 601
6,437
8,322
Switzerland (3.6%):
Consumer Staples (0.7%):
Coca-Cola HBC AG (c) ................................................... 16,187 819
Nestle SA , Registered Shares .............................................. 99,299 9,368
10,187

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(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Financials (1.1%):
Chubb Ltd. ........................................................... 27,691 7,617
Partners Group Holding AG ............................................... 4,526 6,217
UBS Group AG ........................................................ 41,323 1,674
Zurich Insurance Group AG ............................................... 1,550 1,133
16,641
Health Care (1.3%):
Lonza Group AG , Registered Shares (c) ....................................... 6,262 4,445
Novartis AG , Registered Shares ............................................. 17,507 2,216
Roche Holding AG ...................................................... 36,886 12,030
Sandoz Group AG ...................................................... 9,397 590
19,281
Industrials (0.1%):
ABB Ltd. , Registered Shares ............................................... 17,773 1,193
Sulzer AG , Registered Shares .............................................. 2,171 407
1,600
Information Technology (0.3%):
Logitech International SA , Class R .......................................... 38,140 3,939
Materials (0.1%):
Holcim AG (c) ......................................................... 24,043 2,016
53,664
Taiwan (2.6%):
Financials (0.6%):
Cathay Financial Holding Co. Ltd. ........................................... 4,419,000 8,849
Information Technology (2.0%):
ASE Technology Holding Co. Ltd. ........................................... 657,000 3,191
Lite-On Technology Corp. ................................................ 1,141,000 4,827
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 585,000 21,910
29,928
38,777
United Kingdom (3.6%):
Communication Services (0.0%):(a)
Informa PLC .......................................................... 46,060 542
Consumer Discretionary (0.7%):
Birkenstock Holding PLC (c) ............................................... 9,111 475
Next PLC ............................................................ 50,706 8,193
Persimmon PLC ........................................................ 146,416 2,103
10,771
Consumer Staples (0.7%):
Imperial Brands PLC .................................................... 206,937 8,738
Unilever PLC ......................................................... 17,110 1,079
9,817
Energy (0.2%):
Harbour Energy PLC .................................................... 157,706 486
Shell PLC ............................................................ 18,930 697
Shell PLC , ADR ....................................................... 30,464 2,251
Shell PLC-DRIP (c) ..................................................... 18,930 7
3,441
Financials (1.0%):
3i Group PLC ......................................................... 19,963 1,085
Barclays PLC ......................................................... 163,200 795
HSBC Holdings PLC .................................................... 742,693 9,506
Standard Chartered PLC .................................................. 142,575 2,671
14,057
Health Care (0.2%):
AstraZeneca PLC ....................................................... 10,208 1,627
GSK PLC ............................................................ 71,288 1,409
Hikma Pharmaceuticals PLC ............................................... 19,210 464
3,500

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(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Industrials (0.2%):
easyJet PLC ........................................................... 58,162 386
RELX PLC ........................................................... 25,214 1,178
Rolls-Royce Holdings PLC ................................................ 97,065 1,399
2,963
Information Technology (0.0%):(a)
Softcat PLC ........................................................... 17,657 384
Materials (0.5%):
Rio Tinto PLC ......................................................... 103,989 6,500
Real Estate (0.0%):(a)
LondonMetric Property PLC ............................................... 168,263 419
Utilities (0.1%):
Drax Group PLC ....................................................... 59,816 525
National Grid PLC ...................................................... 32,442 456
981
53,375
United States (60.4%):
Communication Services (5.8%):
Alphabet, Inc. , Class A ................................................... 14,700 3,130
Alphabet, Inc. , Class C ................................................... 188,514 40,253
Meta Platforms, Inc. , Class A .............................................. 36,643 27,068
Netflix, Inc. (c) ......................................................... 10,991 13,280
Take-Two Interactive Software, Inc. (c) ........................................ 6,000 1,400
85,131
Consumer Discretionary (6.0%):
Amazon.com, Inc. (c) .................................................... 153,418 35,133
Booking Holdings, Inc. ................................................... 1,961 10,980
eBay, Inc. ............................................................ 12,503 1,133
Hilton Worldwide Holdings, Inc. ............................................ 7,968 2,199
Mattel, Inc. (c) ......................................................... 119,400 2,185
McDonald's Corp. ...................................................... 40,927 12,832
PulteGroup, Inc. ........................................................ 71,881 9,490
Tesla, Inc. (c) .......................................................... 24,078 8,039
The TJX Cos., Inc. ...................................................... 28,754 3,928
Toll Brothers, Inc. ...................................................... 17,000 2,363
88,282
Consumer Staples (2.4%):
BJ's Wholesale Club Holdings, Inc. (c) ........................................ 35,057 3,424
Colgate-Palmolive Co. ................................................... 142,104 11,947
Keurig Dr. Pepper, Inc. ................................................... 97,615 2,840
Mondelez International, Inc. , Class A ......................................... 32,600 2,003
PepsiCo, Inc. .......................................................... 65,276 9,703
The J.M. Smucker Co. ................................................... 11,342 1,253
The Procter & Gamble Co. ................................................ 11,800 1,853
U.S. Foods Holding Corp. (c) ............................................... 30,100 2,336
35,359
Energy (2.8%):
APA Corp. ............................................................ 284,803 6,613
Baker Hughes Co. ...................................................... 46,576 2,115
ConocoPhillips Co. ..................................................... 43,699 4,325
Enterprise Products Partners LP ............................................. 89,400 2,873
Expand Energy Corp. .................................................... 23,607 2,285
Exxon Mobil Corp. ..................................................... 165,905 18,961
HF Sinclair Corp. ....................................................... 23,061 1,173
Ovintiv, Inc. .......................................................... 27,731 1,168
Valero Energy Corp. ..................................................... 11,400 1,733
41,246
Financials (10.1%):
Bank of America Corp. ................................................... 289,688 14,699
Cboe Global Markets, Inc. ................................................ 10,800 2,548
Citigroup, Inc. ......................................................... 54,200 5,234

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Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Citizens Financial Group, Inc. .............................................. 27,108 1,417
Intercontinental Exchange, Inc. ............................................. 24,366 4,303
Jackson Financial, Inc. , Class A ............................................. 51,210 5,060
JPMorgan Chase & Co. .................................................. 65,627 19,781
KeyCorp ............................................................. 255,800 4,952
Mastercard, Inc. , Class A ................................................. 44,764 26,648
PayPal Holdings, Inc. (c) .................................................. 65,190 4,576
Regions Financial Corp. .................................................. 86,140 2,359
S&P Global, Inc. ....................................................... 23,980 13,152
State Street Corp. ....................................................... 19,134 2,200
Synchrony Financial ..................................................... 83,021 6,338
The PNC Financial Services Group, Inc. ...................................... 50,143 10,402
The Progressive Corp. ................................................... 25,752 6,362
U.S. Bancorp .......................................................... 52,672 2,572
Unum Group .......................................................... 197,657 13,808
Wells Fargo & Co. ...................................................... 33,986 2,793
149,204
Health Care (6.6%):
AbbVie, Inc. .......................................................... 19,417 4,085
Align Technology, Inc. (c) ................................................. 14,800 2,101
Amgen, Inc. ........................................................... 25,715 7,399
Amrize Ltd. (c) ......................................................... 11,472 599
Cardinal Health, Inc. .................................................... 32,348 4,813
CVS Health Corp. ...................................................... 28,500 2,085
Dexcom, Inc. (c) ........................................................ 50,360 3,794
Doximity, Inc. , Class A (c) ................................................. 100,819 6,850
Elevance Health, Inc. .................................................... 4,177 1,331
Eli Lilly & Co. ......................................................... 19,541 14,315
GE HealthCare Technologies, Inc. ........................................... 17,000 1,253
Gilead Sciences, Inc. .................................................... 74,981 8,471
IDEXX Laboratories, Inc. (c) ............................................... 15,585 10,085
Johnson & Johnson ..................................................... 101,431 17,971
McKesson Corp. ....................................................... 2,400 1,648
Merck & Co., Inc. ...................................................... 15,400 1,295
Pfizer, Inc. ............................................................ 59,589 1,475
The Cigna Group ....................................................... 12,600 3,791
Vertex Pharmaceuticals, Inc. (c) ............................................. 6,525 2,551
Zimmer Biomet Holdings, Inc. ............................................. 14,203 1,507
97,419
Industrials (5.2%):
CACI International, Inc. , Class A (c) ......................................... 6,400 3,070
Caterpillar, Inc. ........................................................ 27,582 11,558
Curtiss-Wright Corp. .................................................... 17,282 8,263
Delta Air Lines, Inc. ..................................................... 113,957 7,040
EMCOR Group, Inc. .................................................... 3,389 2,101
FedEx Corp. .......................................................... 8,700 2,010
Generac Holdings, Inc. (c) ................................................. 11,195 2,074
General Dynamics Corp. .................................................. 5,300 1,720
Honeywell International, Inc. .............................................. 11,900 2,612
Johnson Controls International PLC .......................................... 16,100 1,721
Leidos Holdings, Inc. .................................................... 11,500 2,081
Lennox International, Inc. ................................................. 11,386 6,352
Regal Rexnord Corp. .................................................... 7,644 1,142
Rockwell Automation, Inc. ................................................ 13,973 4,799
RTX Corp. ............................................................ 12,800 2,030
SS&C Technologies Holdings, Inc. .......................................... 40,700 3,609
Uber Technologies, Inc. (c) ................................................ 61,600 5,775
United Rentals, Inc. ..................................................... 1,366 1,306
Vertiv Holdings Co. , Class A ............................................... 60,755 7,749
77,012
Information Technology (16.8%):
Adobe, Inc. (c) ......................................................... 30,452 10,862
Advanced Micro Devices, Inc. (c) ............................................ 32,911 5,352
Amphenol Corp. , Class A ................................................. 8,800 958

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(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Analog Devices, Inc. .................................................... 8,100 2,036
Apple, Inc. ........................................................... 212,008 49,216
Applied Materials, Inc. ................................................... 8,900 1,431
Autodesk, Inc. (c) ....................................................... 6,148 1,935
Broadcom, Inc. ........................................................ 26,087 7,758
CDW Corp. ........................................................... 7,424 1,223
Cisco Systems, Inc. ..................................................... 218,180 15,074
Corpay, Inc. (c) ......................................................... 5,600 1,824
Fortinet, Inc. (c) ........................................................ 109,150 8,598
International Business Machines Corp. ........................................ 16,571 4,035
Microsoft Corp. ........................................................ 109,389 55,426
NetApp, Inc. .......................................................... 9,193 1,037
NVIDIA Corp. ......................................................... 360,007 62,706
QUALCOMM, Inc. ..................................................... 9,839 1,581
Salesforce, Inc. ........................................................ 21,018 5,386
Texas Instruments, Inc. ................................................... 47,710 9,660
Zebra Technologies Corp. (c) ............................................... 6,900 2,188
248,286
Materials (1.3%):
Alcoa Corp. ........................................................... 174,428 5,615
CRH PLC ............................................................ 19,760 2,227
Freeport-McMoRan, Inc. ................................................. 118,020 5,240
Newmont Corp. ........................................................ 30,196 2,247
PPG Industries, Inc. ..................................................... 17,200 1,913
Sealed Air Corp. ....................................................... 52,900 1,718
18,960
Real Estate (1.4%):
Camden Property Trust ................................................... 20,900 2,340
Equity LifeStyle Properties, Inc. ............................................ 35,800 2,158
Prologis, Inc. .......................................................... 61,640 7,014
Simon Property Group, Inc. ............................................... 48,606 8,781
20,293
Utilities (2.0%):
American Electric Power Co., Inc. ........................................... 39,220 4,354
Constellation Energy Corp. ................................................ 18,631 5,738
Edison International ..................................................... 81,329 4,565
Eversource Energy ...................................................... 39,934 2,559
Exelon Corp. .......................................................... 123,179 5,380
FirstEnergy Corp. ....................................................... 53,284 2,324
Vistra Corp. ........................................................... 22,378 4,232
29,152
890,344
Total Common Stocks (Cost $962,078) 1,450,203
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. , expiring 3/31/40 (c) (d) .............................. 5,434 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares Core MSCI EAFE ETF ............................................. 9,070 776
Total Exchange-Traded Funds (Cost $749) 776
Collateral for Securities Loaned (0.3%)^
United States (0.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .16% (f) ........ 1,006,987 1,007
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .22% (f) ............ 1,006,987 1,007
Invesco Government & Agency Portfolio, Institutional Shares , 4 .20% (f) ................ 1,006,987 1,007

Victory Portfolios III
Victory Sustainable World Fund
42
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
8/13/2021
$ 1,231
Rosneft Oil Co. PJSC , GDR ....................................
4/6/2021
964
Sberbank of Russia PJSC , ADR ..................................
3/26/2021
1,405
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .19% (f) . 1,006,987 1,007
Total Collateral for Securities Loaned (Cost $4,028) 4,028
Total Investments (Cost $966,855) — 98.7% 1,455,007
Other assets in excess of liabilities — 1.3% 19,576
NET ASSETS - 100.00% $ 1,474,583
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of August 31, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at August 31, 2025 (amounts in thousands):
(f) Rate disclosed is the daily yield on August 31, 2025.
ADR
—
American Depositary Receipt
DRIP
—
Dividend Reinvestment Program
ETF
—
Exchange-Traded Fund
GDR
—
Global Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Target Managed Allocation Fund
43
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (88.8%)
Australia (1.2%):
Energy (0.2%):
Santos Ltd. ........................................................... 105,168 $ 551
Woodside Energy Group Ltd. .............................................. 27,406 472
1,023
Financials (0.6%):
ANZ Group Holdings Ltd. ................................................ 34,874 766
Commonwealth Bank of Australia ........................................... 6,151 683
Westpac Banking Corp. .................................................. 29,214 736
2,185
Real Estate (0.4%):
Scentre Group ......................................................... 213,088 568
Vicinity Ltd. .......................................................... 431,059 730
1,298
4,506
Brazil (0.3%):
Financials (0.3%):
NU Holdings Ltd., Class A(a) .............................................. 33,219 492
StoneCo Ltd., Class A(a) ................................................. 20,113 331
XP, Inc., Class A ....................................................... 21,282 386
1,209
Canada (9.6%):
Communication Services (0.1%):
Rogers Communications, Inc., Class B ........................................ 13,807 495
Consumer Discretionary (0.6%):
Dollarama, Inc. ........................................................ 7,649 1,043
Magna International, Inc. ................................................. 9,271 426
Restaurant Brands International, Inc. ......................................... 9,163 580
2,049
Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc. ............................................. 14,627 741
George Weston Ltd. ..................................................... 7,482 482
Loblaw Cos. Ltd. ....................................................... 16,644 680
Metro, Inc. ........................................................... 10,376 744
2,647
Energy (2.3%):
ARC Resources Ltd. ..................................................... 30,556 588
Cameco Corp. ......................................................... 7,880 610
Canadian Natural Resources Ltd. ............................................ 45,201 1,432
Cenovus Energy, Inc. .................................................... 36,260 603
Enbridge, Inc. ......................................................... 31,206 1,510
Imperial Oil Ltd. ....................................................... 7,805 708
Keyera Corp. .......................................................... 16,351 527
Pembina Pipeline Corp. .................................................. 17,574 664
Suncor Energy, Inc. ..................................................... 30,137 1,246
Tourmaline Oil Corp. .................................................... 16,963 720
8,608
Financials (3.4%):
Bank of Montreal ....................................................... 11,300 1,368
Brookfield Corp. ....................................................... 20,303 1,335
Canadian Imperial Bank of Commerce ........................................ 13,462 1,040
Fairfax Financial Holdings Ltd. ............................................. 465 801
iA Financial Corp., Inc. ................................................... 6,496 699
Intact Financial Corp. .................................................... 3,480 697
Manulife Financial Corp. ................................................. 37,572 1,156
National Bank of Canada ................................................. 8,056 847
Power Corp. of Canada ................................................... 17,222 729
Sun Life Financial, Inc. .................................................. 14,620 854

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
The Bank of Nova Scotia ................................................. 14,407 900
The Toronto-Dominion Bank ............................................... 24,369 1,830
TMX Group Ltd. ....................................................... 15,651 625
12,881
Industrials (1.3%):
Canadian National Railway Co. ............................................. 9,395 910
Canadian Pacific Kansas City Ltd. ........................................... 15,337 1,168
GFL Environmental, Inc. ................................................. 8,950 448
Stantec, Inc. ........................................................... 5,552 604
Thomson Reuters Corp. .................................................. 4,911 872
WSP Global, Inc. ....................................................... 4,872 992
4,994
Information Technology (0.9%):
CGI, Inc. ............................................................. 5,472 531
Constellation Software, Inc. ............................................... 364 1,206
Shopify, Inc., Class A(a) .................................................. 14,360 2,029
3,766
Materials (0.3%):
Nutrien Ltd. ........................................................... 11,445 660
Teck Resources Ltd., Class B .............................................. 10,338 354
1,014
36,454
Denmark (0.2%):
Health Care (0.2%):
Genmab A/S(a) ........................................................ 3,603 899
France (4.3%):
Consumer Discretionary (0.5%):
Hermes International SCA ................................................ 386 945
LVMH Moet Hennessy Louis Vuitton SE ...................................... 2,211 1,305
2,250
Consumer Staples (0.5%):
Danone SA ........................................................... 17,266 1,441
Pernod Ricard SA ....................................................... 4,042 460
1,901
Energy (0.3%):
TotalEnergies SE ....................................................... 16,138 1,013
Financials (0.5%):
AXA SA ............................................................. 15,891 740
BNP Paribas SA ........................................................ 14,928 1,341
2,081
Health Care (0.6%):
EssilorLuxottica SA ..................................................... 3,463 1,056
Sanofi SA ............................................................ 11,036 1,095
2,151
Industrials (1.3%):
Airbus SE ............................................................ 4,524 946
Cie de Saint-Gobain SA .................................................. 5,673 612
Safran SA ............................................................ 2,593 862
Schneider Electric SE .................................................... 5,804 1,426
Vinci SA ............................................................. 8,761 1,188
5,034
Real Estate (0.4%):
Covivio SA ........................................................... 7,367 483
Gecina SA ............................................................ 4,894 480
Unibail-Rodamco-Westfield ............................................... 6,916 719
1,682
Utilities (0.2%):
Veolia Environnement SA ................................................. 23,694 782
16,894

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Germany (4.1%):
Communication Services (0.2%):
Deutsche Telekom AG ................................................... 26,905 984
Consumer Discretionary (0.4%):
Bayerische Motoren Werke AG ............................................. 7,542 789
Mercedes-Benz Group AG ................................................ 14,166 886
1,675
Consumer Staples (0.2%):
Henkel AG & Co. KGaA ................................................. 11,602 892
Financials (1.0%):
Allianz SE, Registered Shares .............................................. 4,431 1,873
Deutsche Boerse AG .................................................... 2,614 769
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 1,718 1,096
3,738
Industrials (1.1%):
Deutsche Post AG ...................................................... 21,877 997
Siemens AG, Registered Shares ............................................. 7,818 2,167
Siemens Energy AG(a) ................................................... 7,353 782
3,946
Information Technology (0.8%):
Infineon Technologies AG ................................................. 19,303 790
SAP SE .............................................................. 8,484 2,309
3,099
Materials (0.1%):
BASF SE ............................................................ 9,220 490
Real Estate (0.1%):
Vonovia SE ........................................................... 16,642 539
Utilities (0.2%):
E.ON SE ............................................................. 34,369 613
15,976
Hong Kong (1.1%):
Consumer Staples (0.1%):
WH Group Ltd. ........................................................ 454,500 488
Financials (0.6%):
AIA Group Ltd. ........................................................ 47,400 450
BOC Hong Kong Holdings Ltd. ............................................ 183,000 831
Hang Seng Bank Ltd. .................................................... 52,400 751
Hong Kong Exchanges & Clearing Ltd. ....................................... 8,800 516
2,548
Industrials (0.1%):
CK Hutchison Holdings Ltd. ............................................... 79,000 523
Real Estate (0.3%):
CK Asset Holdings Ltd. .................................................. 112,500 532
Sun Hung Kai Properties Ltd. .............................................. 48,500 573
1,105
4,664
India (0.1%):
Industrials (0.1%):
WNS Holdings Ltd.(a) ................................................... 4,885 369
Ireland (0.8%):
Industrials (0.6%):
Eaton Corp. PLC ....................................................... 1,188 415
Experian PLC ......................................................... 20,046 1,039
Trane Technologies PLC .................................................. 1,555 646
2,100

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Information Technology (0.2%):
Accenture PLC, Class A .................................................. 2,519 655
2,755
Italy (1.2%):
Consumer Discretionary (0.2%):
Ferrari NV ............................................................ 1,723 820
Financials (0.8%):
FinecoBank Banca Fineco SpA ............................................. 32,109 705
Intesa Sanpaolo SpA ..................................................... 213,190 1,342
UniCredit SpA ......................................................... 13,362 1,033
3,080
Utilities (0.2%):
Enel SpA ............................................................. 86,315 796
4,696
Japan (5.3%):
Communication Services (0.2%):
Nintendo Co. Ltd. ...................................................... 7,100 633
Consumer Discretionary (0.8%):
Denso Corp. .......................................................... 59,700 856
Sony Group Corp. ...................................................... 46,300 1,266
Toyota Motor Corp. ..................................................... 62,100 1,203
3,325
Consumer Staples (0.3%):
Japan Tobacco, Inc. ..................................................... 39,200 1,246
Financials (1.4%):
Mitsubishi UFJ Financial Group, Inc. ......................................... 95,300 1,451
Mizuho Financial Group, Inc. .............................................. 25,500 839
Sumitomo Mitsui Financial Group, Inc. ....................................... 37,200 1,013
Sumitomo Mitsui Trust Group, Inc. .......................................... 44,100 1,255
Tokio Marine Holdings, Inc. ............................................... 18,200 781
5,339
Health Care (0.6%):
Hoya Corp. ........................................................... 5,700 736
Takeda Pharmaceutical Co. Ltd. ............................................ 50,600 1,523
2,259
Industrials (1.2%):
Hitachi Ltd. ........................................................... 33,500 903
ITOCHU Corp. ........................................................ 20,200 1,141
Mitsubishi Corp. ....................................................... 59,200 1,337
Mitsubishi Heavy Industries Ltd. ............................................ 21,800 550
Recruit Holdings Co. Ltd. ................................................. 10,100 578
4,509
Information Technology (0.4%):
Canon, Inc. ........................................................... 28,600 837
Fujitsu Ltd. ........................................................... 13,500 325
Keyence Corp. ......................................................... 900 343
1,505
Utilities (0.4%):
Chubu Electric Power Co., Inc. ............................................. 101,300 1,395
20,211
Netherlands (1.7%):
Communication Services (0.1%):
Universal Music Group NV ................................................ 17,470 494
Consumer Discretionary (0.3%):
Prosus NV(a) .......................................................... 16,100 996
Financials (0.5%):
Adyen NV(a) .......................................................... 389 653

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
ING Groep NV ........................................................ 51,974 1,241
1,894
Information Technology (0.8%):
ASM International NV ................................................... 1,604 770
ASML Holding NV ..................................................... 3,040 2,257
3,027
6,411
Singapore (0.5%):
Communication Services (0.1%):
Sea Ltd., ADR(a) ....................................................... 2,687 501
Consumer Discretionary (0.2%):
Genting Singapore Ltd. ................................................... 1,220,700 685
Financials (0.2%):
DBS Group Holdings Ltd. ................................................. 17,300 681
1,867
Spain (1.4%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA .............................................. 13,063 646
Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 66,541 1,211
Banco Santander SA ..................................................... 213,841 2,042
3,253
Utilities (0.4%):
Iberdrola SA .......................................................... 73,001 1,376
5,275
Sweden (1.7%):
Communication Services (0.2%):
Spotify Technology SA(a) ................................................. 923 629
Consumer Staples (0.2%):
Essity AB, Class B ...................................................... 30,579 827
Financials (0.2%):
L E Lundbergforetagen AB, Class B ......................................... 18,269 925
Industrials (1.1%):
Assa Abloy AB, Class B .................................................. 17,913 633
Atlas Copco AB, Class B ................................................. 62,462 888
Epiroc AB, Class B ..................................................... 32,443 604
Lifco AB, Class B ...................................................... 25,430 904
Sandvik AB ........................................................... 46,427 1,174
4,203
6,584
Switzerland (4.2%):
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA, Registered Shares ................................ 6,854 1,200
Consumer Staples (0.4%):
Nestle SA, Registered Shares .............................................. 14,905 1,406
Financials (1.0%):
Partners Group Holding AG ............................................... 567 779
Swiss Re AG .......................................................... 4,865 882
UBS Group AG ........................................................ 28,226 1,144
Zurich Insurance Group AG ............................................... 1,669 1,220
4,025
Health Care (1.3%):
Novartis AG, Registered Shares ............................................. 21,948 2,779
Roche Holding AG, Class BR .............................................. 1,711 588
Roche Holding AG ...................................................... 4,189 1,366
4,733

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Industrials (0.5%):
ABB Ltd., Registered Shares ............................................... 17,494 1,174
Geberit AG, Registered Shares ............................................. 918 673
1,847
Information Technology (0.1%):
STMicroelectronics NV .................................................. 15,357 418
Materials (0.6%):
Holcim AG(a) ......................................................... 11,554 969
Sika AG, Registered Shares ................................................ 4,839 1,123
2,092
15,721
United Kingdom (4.3%):
Communication Services (0.2%):
Vodafone Group PLC .................................................... 588,695 705
Consumer Discretionary (0.1%):
Next PLC ............................................................ 3,535 571
Consumer Staples (0.9%):
British American Tobacco PLC ............................................. 15,389 874
Diageo PLC ........................................................... 36,813 1,021
Unilever PLC ......................................................... 22,280 1,405
3,300
Energy (0.2%):
Shell PLC ............................................................ 22,359 823
Shell PLC-DRIP(a) ..................................................... 22,359 8
831
Financials (1.2%):
Barclays PLC ......................................................... 234,518 1,143
HSBC Holdings PLC .................................................... 164,925 2,111
Lloyds Banking Group PLC ............................................... 764,803 820
London Stock Exchange Group PLC ......................................... 4,761 590
4,664
Health Care (0.7%):
AstraZeneca PLC ....................................................... 12,398 1,976
GSK PLC ............................................................ 46,732 923
2,899
Industrials (0.6%):
BAE Systems PLC ...................................................... 52,291 1,239
Rolls-Royce Holdings PLC ................................................ 91,739 1,323
2,562
Real Estate (0.1%):
Segro PLC ............................................................ 53,769 456
Utilities (0.3%):
United Utilities Group PLC ................................................ 73,862 1,147
17,135
United States (46.8%):
Communication Services (5.4%):
Alphabet, Inc., Class C ................................................... 18,600 3,972
Alphabet, Inc., Class A ................................................... 20,912 4,452
AT&T, Inc. ........................................................... 34,789 1,019
Meta Platforms, Inc., Class A .............................................. 9,038 6,676
Netflix, Inc.(a) ......................................................... 2,116 2,557
Take-Two Interactive Software, Inc.(a) ........................................ 2,739 639
The Walt Disney Co. .................................................... 7,211 854
Verizon Communications, Inc. .............................................. 9,150 405
20,574
Consumer Discretionary (6.2%):
Amazon.com, Inc.(a) .................................................... 38,797 8,885
Booking Holdings, Inc. ................................................... 175 980
Chipotle Mexican Grill, Inc.(a) ............................................. 15,528 654

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Coupang, Inc.(a) ....................................................... 12,972 371
DoorDash, Inc., Class A(a) ................................................ 3,428 841
Expedia Group, Inc. ..................................................... 2,455 527
Ford Motor Co. ........................................................ 48,917 576
Hilton Worldwide Holdings, Inc. ............................................ 4,834 1,334
Marriott International, Inc., Class A .......................................... 3,637 974
NIKE, Inc., Class B ..................................................... 6,837 529
O'Reilly Automotive, Inc.(a) ............................................... 5,700 591
Ross Stores, Inc. ....................................................... 4,504 663
Royal Caribbean Cruises Ltd. .............................................. 2,456 892
Tesla, Inc.(a) .......................................................... 10,908 3,642
The Home Depot, Inc. ................................................... 2,466 1,003
The TJX Cos., Inc. ...................................................... 6,723 918
23,380
Consumer Staples (1.6%):
Costco Wholesale Corp. .................................................. 782 738
Keurig Dr. Pepper, Inc. ................................................... 28,319 824
PepsiCo, Inc. .......................................................... 6,221 925
Philip Morris International, Inc. ............................................. 4,696 785
The Coca-Cola Co. ...................................................... 14,913 1,029
The Kroger Co. ........................................................ 7,941 539
Walmart, Inc. .......................................................... 13,219 1,282
6,122
Energy (0.3%):
Exxon Mobil Corp. ..................................................... 5,367 613
The Williams Cos., Inc. .................................................. 6,820 395
1,008
Financials (4.8%):
Ameriprise Financial, Inc. ................................................. 2,034 1,047
Bank of America Corp. ................................................... 21,818 1,107
Blackrock, Inc. ........................................................ 1,016 1,145
Brookfield Asset Management Ltd., Class A .................................... 9,751 587
Brown & Brown, Inc. .................................................... 6,226 604
Equitable Holdings, Inc. .................................................. 14,724 784
Fiserv, Inc.(a) .......................................................... 7,074 977
Intercontinental Exchange, Inc. ............................................. 3,589 634
Mastercard, Inc., Class A ................................................. 4,744 2,824
Moody's Corp. ......................................................... 2,056 1,048
MSCI, Inc. ........................................................... 735 417
S&P Global, Inc. ....................................................... 2,067 1,134
The Charles Schwab Corp. ................................................ 10,636 1,019
The Goldman Sachs Group, Inc. ............................................ 1,489 1,110
The Progressive Corp. ................................................... 2,963 732
Visa, Inc., Class A ...................................................... 4,022 1,415
Wells Fargo & Co. ...................................................... 14,657 1,204
17,788
Health Care (3.8%):
AbbVie, Inc. .......................................................... 7,079 1,489
Amgen, Inc. ........................................................... 2,725 784
Bristol-Myers Squibb Co. ................................................. 13,278 626
Danaher Corp. ......................................................... 2,493 513
Elevance Health, Inc. .................................................... 1,276 407
Eli Lilly & Co. ......................................................... 3,955 2,897
Gilead Sciences, Inc. .................................................... 4,749 537
Intuitive Surgical, Inc.(a) ................................................. 2,609 1,235
Johnson & Johnson ..................................................... 3,657 648
Merck & Co., Inc. ...................................................... 10,679 898
Pfizer, Inc. ............................................................ 34,963 866
Stryker Corp. .......................................................... 1,070 419
Thermo Fisher Scientific, Inc. .............................................. 1,322 651
UnitedHealth Group, Inc. ................................................. 2,112 654
Veeva Systems, Inc., Class A(a) ............................................. 3,163 852
Vertex Pharmaceuticals, Inc.(a) ............................................. 1,262 494

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Zoetis, Inc. ........................................................... 4,480 701
14,671
Industrials (2.9%):
3M Co. .............................................................. 3,392 528
Broadridge Financial Solutions, Inc. ......................................... 2,338 598
Cintas Corp. .......................................................... 2,400 504
Copart, Inc.(a) ......................................................... 14,093 688
Cummins, Inc. ......................................................... 2,214 882
GE Vernova, Inc. ....................................................... 1,380 846
General Electric Co. ..................................................... 4,689 1,290
Honeywell International, Inc. .............................................. 2,880 632
Parker-Hannifin Corp. ................................................... 1,181 897
Quanta Services, Inc. .................................................... 1,956 739
RB Global, Inc. ........................................................ 6,262 717
RTX Corp. ............................................................ 9,184 1,457
TransDigm Group, Inc. ................................................... 326 456
Uber Technologies, Inc.(a) ................................................ 11,927 1,118
11,352
Information Technology (20.2%):
Adobe, Inc.(a) ......................................................... 2,903 1,036
Amphenol Corp., Class A ................................................. 11,692 1,273
Apple, Inc. ........................................................... 67,868 15,755
Applied Materials, Inc. ................................................... 5,098 820
AppLovin Corp., Class A(a) ............................................... 839 402
Arista Networks, Inc.(a) .................................................. 7,243 989
Autodesk, Inc.(a) ....................................................... 3,190 1,004
Broadcom, Inc. ........................................................ 20,511 6,100
Cadence Design Systems, Inc.(a) ............................................ 2,150 753
Corpay, Inc.(a) ......................................................... 1,723 561
Crowdstrike Holdings, Inc., Class A(a) ....................................... 1,219 516
Dynatrace, Inc.(a) ...................................................... 10,068 509
Fortinet, Inc.(a) ........................................................ 5,889 464
HubSpot, Inc.(a) ....................................................... 897 433
Intuit, Inc. ............................................................ 1,555 1,037
Keysight Technologies, Inc.(a) ............................................. 3,023 494
KLA Corp. ........................................................... 1,049 915
Lam Research Corp. ..................................................... 12,157 1,218
Microsoft Corp. ........................................................ 32,223 16,327
NVIDIA Corp. ......................................................... 101,992 17,765
Oracle Corp. .......................................................... 6,248 1,413
Palantir Technologies, Inc., Class A(a) ........................................ 4,879 765
Palo Alto Networks, Inc.(a) ................................................ 5,154 982
QUALCOMM, Inc. ..................................................... 5,970 960
Salesforce, Inc. ........................................................ 3,713 951
ServiceNow, Inc.(a) ..................................................... 1,271 1,166
Snowflake, Inc., Class A(a) ................................................ 3,356 801
Synopsys, Inc.(a) ....................................................... 1,083 654
Workday, Inc., Class A(a) ................................................. 2,340 540
Zscaler, Inc.(a) ......................................................... 1,660 460
77,063
Materials (0.7%):
Linde PLC ............................................................ 1,571 751
Southern Copper Corp. ................................................... 5,153 495
The Sherwin-Williams Co. ................................................ 2,039 746
Vulcan Materials Co. .................................................... 3,007 875
2,867
Real Estate (0.5%):
CBRE Group, Inc., Class A(a) .............................................. 2,788 452
Extra Space Storage, Inc. ................................................. 5,437 781
Prologis, Inc. .......................................................... 5,967 679
1,912
Utilities (0.4%):
NextEra Energy, Inc. .................................................... 11,948 861

Victory Portfolios III
Victory Target Managed Allocation Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Public Service Enterprise Group, Inc. ......................................... 6,665 549
Vistra Corp. ........................................................... 2,637 499
1,909
178,646
Total Common Stocks (Cost $268,191) 340,272
Exchange-Traded Funds (7.2%)
United States (7.2%):
iShares Core MSCI Emerging Markets ETF .................................... 192,761 11,968
VanEck Gold Miners ETF ................................................. 250,211 15,806
27,774
Total Exchange-Traded Funds (Cost $20,925) 27,774
Total Investments (Cost $289,116) — 96.0% 368,046
Other assets in excess of liabilities — 4.0% 15,371
NET ASSETS - 100.00% $ 383,417
(a) Non-income producing security.
ADR
—
American Depositary Receipt
DRIP
—
Dividend Reinvestment Program
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts i n thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI Emerging Markets Index
Futures .......................... 353 9/19/25 $ 22,722 $ 22,325 $ (397)
E-Mini S&P 500 Futures .............. 43 9/19/25 13,689 13,916 227
Euro Stoxx 50 Futures Sep25 .......... 342 9/19/25 21,390 21,452 62
Topix Index Futures Sep25 ............ 156 9/11/25 29,602 32,619 3,017
$ 2,909
Futures Contracts Sold
(Amounts in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 185 9/19/25 $ 19,631 $ 21,921 $ (2,290)
Ftse 100 Index Futures Sep25 .......... 230 9/19/25 27,697 28,653 (956)
Hang Seng Index Futures Sep25 ........ 43 9/29/25 7,052 6,901 151
Spi 200 Futures Sep25 ............... 141 9/18/25 20,190 20,612 (422)
$ (3,517)
Total unrealized appreciation $ 3,457
Total unrealized depreciation (4,065)
Total net unrealized appreciation (depreciation) $ (608)

Statements of Assets and Liabilities
August 31, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Emerging
Markets Fund
Victory Global
Equity Income
Fund
Victory
International Fund
Assets:
Investments, at value (Cost $445,779, $54,728 and $1,735,256) $ 570,585 (a) $ 67,550 $ 2,580,048 (b)
Foreign currency, at value (Cost $187, $— and $2,821) 274 — 2,959
Cash 9,174 145 23,592
Unrealized appreciation on foreign currency spot contracts — (c) — — (c)
Receivables:
Dividends, interest, and securities lending income 1,142 85 4,177
Capital shares issued 28 26 832
Investments sold 7,047 — 16,158
From Adviser 19 6 4
Reclaims 56 171 13,049
Prepaid expenses 26 19 44
Total Assets 588,351 68,002 2,640,863
Liabilities:
Payables:
Collateral received on loaned securities 1,764 — 15,305
Investments purchased 7,192 — (c) 12,768
Capital shares redeemed 190 — 784
Accrued foreign capital gains taxes 151 — 1,084
Accrued expenses and other payables:
Investment advisory fees 510 30 1,671
Administration fees 60 8 280
Custodian fees 61 3 83
Transfer agent fees 75 7 234
Compliance fees — (c) — (c) 2
Trustees' fees 1 1 1
12b-1 fees — (c) — —
Other accrued expenses 95 37 192
Total Liabilities 10,099 86 32,404
Commitments and contingencies (Note 5 )
Net Assets:
Capital 414,764 48,560 1,643,616
Total accumulated earnings (loss) 163,488 19,356 964,843
Net Assets $ 578,252 $ 67,916 $ 2,608,459
Net Assets:
Fund Shares $ 262,111 $ 67,916 $ 1,355,143
Institutional Shares 316,141 — 1,243,713
Class R6 — — 9,603
Total $ 578,252 $ 67,916 $ 2,608,459
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Fund Shares 10,806 5,495 42,327
Institutional Shares 13,058 — 39,001
Class R6 — — 297
Total 23,864 5,495 81,625
Net asset value, offering and redemption price per share:(d)
Fund Shares $ 24 .26 $ 12 .36 $ 32 .02
Institutional Shares 24 .21 — 31 .89
Class R6 — — 32 .42
(a) Includes $7,422 thousand of securities on loan.
(b) Includes $14,420 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Assets and Liabilities
August 31, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Precious
Metals and
Minerals Fund
Victory Sustainable
World Fund
Victory Target
Managed Allocation
Fund
Assets:
Investments, at value (Cost $322,732, $966,855 and $289,116) $ 872,652 (a) $ 1,455,007 (b) $ 368,046
Foreign currency, at value (Cost $264, $2,891 and $24) 264 2,956 24
Cash 2,808 16,453 6,104
Deposit with broker for futures contracts — — 19,232
Unrealized appreciation on foreign currency spot contracts — (c) — —
Receivables:
Dividends, interest, and securities lending income 1,037 1,727 470
Capital shares issued 361 32 —
Investments sold — 1,517 —
From Adviser 2 5 12
Variation margin on open futures contracts — — 246
Reclaims — 2,954 179
Prepaid expenses 38 44 2
Total Assets 877,162 1,480,695 394,315
Liabilities:
Payables:
Collateral received on loaned securities 117 4,028 —
Investments purchased 505 360 —
Capital shares redeemed 836 318 3,975
Variation margin on open futures contracts — — 704
Accrued foreign capital gains taxes — — 5,965
Accrued expenses and other payables:
Investment advisory fees 537 933 169
Administration fees 102 186 17
Custodian fees 6 54 11
Transfer agent fees 87 109 21
Compliance fees 1 1 — (c)
Trustees' fees 1 1 1
12b-1 fees 5 1 —
Other accrued expenses 42 121 35
Total Liabilities 2,239 6,112 10,898
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,078,701 845,906 307,269
Total accumulated earnings (loss) (203,778) 628,677 76,148
Net Assets $ 874,923 $ 1,474,583 $ 383,417
Net Assets:
Fund Shares $ 784,930 $ 1,462,288 $ 383,417
Institutional Shares 39,636 6,954 —
Class A 50,357 5,341 —
Total $ 874,923 $ 1,474,583 $ 383,417
Shares (unlimited number of shares authorized with no par value):
Fund Shares 22,422 44,455 33,803
Institutional Shares 1,106 211 —
Class A 1,462 162 —
Total 24,990 44,828 33,803
Net asset value, offering and redemption price per share:(d)
Fund Shares $ 35 .01 $ 32 .89 $ 11 .34
Institutional Shares 35 .83 33 .01 —
Class A 34 .45 32 .93 —
Maximum Sales Charge — Class A 5 .75% 5 .75% — %
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 36 .55 $ 34 .94 $ —
(a) Includes $113 thousand of securities on loan.
(b) Includes $3,892 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Six Months Ended August 31, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Emerging
Markets Fund
Victory Global
Equity Income
Fund
Victory
International Fund
Investment Income:
Dividends $ 11,148 $ 1,370 $ 60,779
Interest 200 5 452
Securities lending (net of fees) 13 —(a) 129
Foreign tax withholding (1,344) (87) (6,744)
Total Income 10,017 1,288 54,616
Expenses:
Investment advisory fees 2,802 165 9,590
Administration fees — Fund Shares 187 48 970
Administration fees — Institutional Shares 150 — 617
Administration fees — Class R6 — — 2
Sub-Administration fees 36 12 47
Custodian fees 204 8 317
Transfer agent fees — Fund Shares 242 37 600
Transfer agent fees — Institutional Shares 156 — 643
Transfer agent fees — Class R6 — — 1
Trustees' fees 23 23 23
Compliance fees 2 —(a) 10
Legal and audit fees 48 25 82
State registration and filing fees 18 8 29
Interfund lending fees 1 — 14
Other expenses 39 19 118
Recoupment of prior expenses waived/reimbursed by Adviser 10 — 126
Total Expenses 3,918 345 13,189
Expenses waived/reimbursed by Adviser (79) (20) (91)
Net Expenses 3,839 325 13,098
Net Investment Income (Loss) 6,178 963 41,518
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 41,290 994 115,544
Foreign taxes on realized gains (729) — (75)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 43,782 5,215 228,393
Net change in accrued foreign taxes on unrealized gains 125 — (798)
Net realized/unrealized gains (losses) on investments 84,468 6,209 343,064
Change in net assets resulting from operations $ 90,646 $ 7,172 $ 384,582
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended August 31, 2025

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Precious
Metals and
Minerals Fund
Victory Sustainable
World Fund
Victory Target
Managed Allocation
Fund
Investment Income:
Dividends $ 6,854 $ 17,888 $ 4,800
Interest 51 322 274
Securities lending (net of fees) 18 8 1
Foreign tax withholding (539) (1,444) (411)
Total Income 6,384 16,774 4,664
Expenses:
Investment advisory fees 2,790 5,258 1,092
Administration fees — Fund Shares 497 1,043 109
Administration fees — Institutional Shares 17 3 —
Administration fees — Class A 29 4 —
Sub-Administration fees 10 55 13
12b-1 fees — Class A 48 6 —
Custodian fees 37 129 34
Transfer agent fees — Fund Shares 414 554 119
Transfer agent fees — Institutional Shares 17 3 —
Transfer agent fees — Class A 20 3 —
Trustees' fees 23 23 23
Compliance fees 3 6 2
Legal and audit fees 26 19 26
State registration and filing fees 25 24 —(a)
Interfund lending fees 6 — —
Other expenses 41 63 20
Recoupment of prior expenses waived/reimbursed by Adviser 4 — —
Total Expenses 4,007 7,193 1,438
Less fees paid indirectly — —(a) —
Expenses waived/reimbursed by Adviser (8) (16) (19)
Net Expenses 3,999 7,177 1,419
Net Investment Income (Loss) 2,385 9,597 3,245
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 43,205 97,492 27,826
Foreign taxes on realized gains — (282) —
Net realized gains (losses) from futures contracts — — (6,588)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 280,329 27,133 (4,887)
Net change in accrued foreign taxes on unrealized gains — 131 12
Net change in unrealized appreciation/depreciation on futures contracts — — (3,425)
Net realized/unrealized gains (losses) on investments 323,534 124,474 12,938
Change in net assets resulting from operations $ 325,919 $ 134,071 $ 16,183
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Emerging Markets Fund Victory Global Equity Income Fund Victory International Fund
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 6,178 $ 10,139 $ 963 $ 1,023 $ 41,518 $ 52,080
Net realized gains (losses) 40,561 44,954 994 13,332 115,469 147,159
Net change in unrealized
appreciation/depreciation 43,907 (25,505) 5,215 (5,814) 227,595 28,830
Change in net assets resulting from
operations 90,646 29,588 7,172 8,541 384,582 228,069
Distributions to Shareholders:
Fund Shares — (7,247) (849) (12,804) — (60,606)
Institutional Shares — (9,008) — — — (67,409)
Class A — — — — — —(a )
Class R6 — — — — — (210)
Change in net assets resulting from
distributions to shareholders — (16,255) (849) (12,804) — (128,225)
Change in net assets resulting from
capital transactions (12,810) (32,887) (2,104) 6,794 (191,705) (224,063)
Change in net assets 77,836 (19,554) 4,219 2,531 192,877 (124,219)
Net Assets:
Beginning of period 500,416 519,970 63,697 61,166 2,415,582 2,539,801
End of period $ 578,252 $ 500,416 $ 67,916 $ 63,697 $ 2,608,459 $ 2,415,582
(a) Class A activity is for the period March 1, 2024, to March 28, 2024 (date of termination).

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Emerging Markets Fund Victory Global Equity Income Fund Victory International Fund
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 6,250 $ 12,672 $ 3,380 $ 3,981 $ 33,955 $ 50,853
Distributions reinvested — 7,144 843 12,737 — 59,450
Cost of shares redeemed (18,655) (37,393) (6,327) (9,924) (81,358) (182,641)
Total Fund Shares $ (12,405) $ (17,577) $ (2,104) $ 6,794 $ (47,403) $ (72,338)
Institutional Shares
Proceeds from shares issued $ 25,268 $ 21,094 $ — $ — $ 24,429 $ 108,519
Distributions reinvested — 9,000 — — — 67,341
Cost of shares redeemed (25,673) (45,404) — — (169,822) (330,610)
Total Institutional Shares $ (405) $ (15,310) $ — $ — $ (145,393) $ (154,750)
Class A
Proceeds from shares issued $ — $ — $ — $ — $ — $ —(a)(b)
Distributions reinvested — — — — — — (b)
Cost of shares redeemed — — — — — (556)(b)
Total Class A $ — $ — $ — $ — $ — $ (556)
Class R6
Proceeds from shares issued $ — $ — $ — $ — $ 1,917 $ 4,244
Distributions reinvested — — — — — 210
Cost of shares redeemed — — — — (826) (873)
Total Class R6 $ — $ — $ — $ — $ 1,091 $ 3,581
Change in net assets resulting from
capital transactions $ (12,810) $ (32,887) $ (2,104) $ 6,794 $ (191,705) $ (224,063)
Share Transactions:
Fund Shares
Issued 280 601 299 322 1,141 1,835
Reinvested — 356 74 1,158 — 2,273
Redeemed (836) (1,773) (554) (809) (2,748) (6,601)
Total Fund Shares (556) (816) (181) 671 (1,607) (2,493)
Institutional Shares
Issued 1,173 1,013 — — 898 3,959
Reinvested — 450 — — — 2,587
Redeemed (1,109) (2,139) — — (5,728) (12,009)
Total Institutional Shares 64 (676) — — (4,830) (5,463)
Class A
Issued — — — — — —(b)(c)
Reinvested — — — — — —(b)
Redeemed — — — — — (20)(b)
Total Class A — — — — — (20)
Class R6
Issued — — — — 63 161
Reinvested — — — — — 8
Redeemed — — — — (27) (32)
Total Class R6 — — — — 36 137
Change in Shares (492) (1,492) (181) 671 (6,401) (7,839)
(a) Rounds to less than $1 thousand.
(b) Class A activity is for the period March 1, 2024, to March 28, 2024 (date of termination).
(c) Rounds to less than 1 thousand shares.

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Precious Metals and
Minerals Fund Victory Sustainable World Fund
Victory Target Managed Allocation
Fund
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,385 $ 2,729 $ 9,597 $ 11,948 $ 3,245 $ 4,929
Net realized gains (losses) 43,205 (3,838) 97,210 110,834 21,238 35,222
Net change in unrealized
appreciation/depreciation 280,329 216,752 27,264 54,281 (8,300) 9,563
Change in net assets resulting from
operations 325,919 215,643 134,071 177,063 16,183 49,714
Distributions to Shareholders:
Fund Shares — — — (88,532) — (7,680)
Institutional Shares — — — (398) — —
Class A — — — (300) — —
Change in net assets resulting from
distributions to shareholders — — — (89,230) — (7,680)
Change in net assets resulting from
capital transactions (24,495) (60,661) (58,089) (32,989) (111,814) (56,052)
Change in net assets 301,424 154,982 75,982 54,844 (95,631) (14,018)
Net Assets:
Beginning of period 573,499 418,517 1,398,601 1,343,757 479,048 493,066
End of period $ 874,923 $ 573,499 $ 1,474,583 $ 1,398,601 $ 383,417 $ 479,048

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Precious Metals and
Minerals Fund Victory Sustainable World Fund
Victory Target Managed Allocation
Fund
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 89,072 $ 39,885 $ 26,972 $ 58,105 $ — $ —
Distributions reinvested — — — 87,299 — 7,680
Cost of shares redeemed (118,758) (97,851) (84,828) (180,331) (111,814) (63,732)
Total Fund Shares $ (29,686) $ (57,966) $ (57,856) $ (34,927) $ (111,814) $ (56,052)
Institutional Shares
Proceeds from shares issued $ 1,520 $ 2,984 $ 1,585 $ 3,896 $ — $ —
Distributions reinvested — — — 389 — —
Cost of shares redeemed (2,873) (4,983) (1,617) (2,787) — —
Total Institutional Shares $ (1,353) $ (1,999) $ (32) $ 1,498 $ — $ —
Class A
Proceeds from shares issued $ 12,673 $ 8,748 $ 145 $ 790 $ — $ —
Distributions reinvested — — — 234 — —
Cost of shares redeemed (6,129) (9,444) (346) (584) — —
Total Class A $ 6,544 $ (696) $ (201) $ 440 $ — $ —
Change in net assets resulting from
capital transactions $ (24,495) $ (60,661) $ (58,089) $ (32,989) $ (111,814) $ (56,052)
Share Transactions:
Fund Shares
Issued 3,281 2,008 898 1,917 — —
Reinvested — — — 2,858 — 723
Redeemed (4,249) (4,945) (2,813) (5,955) (10,148) (5,978)
Total Fund Shares (968) (2,937) (1,915) (1,180) (10,148) (5,255)
Institutional Shares
Issued 52 146 52 127 — —
Reinvested — — — 13 — —
Redeemed (100) (246) (53) (92) — —
Total Institutional Shares (48) (100) (1) 48 — —
Class A
Issued 442 433 5 26 — —
Reinvested — — — 8 — —
Redeemed (218) (472) (12) (19) — —
Total Class A 224 (39) (7) 15 — —
Change in Shares (792) (3,076) (1,923) (1,117) (10,148) (5,255)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
60
See notes to financial statements.
Victory Emerging Markets Fund
Fund Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $20.58 $20.15 $17.82 $20.00 $24.66 $16.16 $17.14
Investment Activities:
Net investment income (loss)(b) 0.24 0.39 0.30 0.34 0.30 0.16 0.25
Net realized and unrealized gains
(losses) 3.44 0.68 2.39 (2.22) (4.81) 8.57 (1.17)
Total from Investment
Activities 3.68 1.07 2.69 (1.88) (4.51) 8.73 (0.92)
Distributions to Shareholders from:
Net investment income — (0.64) (0.36) (0.30) (0.15) (0.23) (0.06)
Total Distributions — (0.64) (0.36) (0.30) (0.15) (0.23) (0.06)
Net Asset Value, End of Period $24.26 $20.58 $20.15 $17.82 $20.00 $24.66 $16.16
Total Return(c)(d) 17.88% 5.40% 15.18% (9.36)% (18.33)% 54.25% (5.41)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 1.50% 1.52% 1.52% 1.48% 1.47% 1.45% 1.48%
Net Investment Income (Loss)(e) 2.14% 1.83% 1.57% 2.53% 1.35% 0.77% 1.44%
Gross Expenses(e)(f) 1.51% 1.56% 1.59% 1.57% 1.47% 1.47% 1.54%
Supplemental Data:
Net Assets at end of period
(000's) $262,111 $233,793 $245,320 $234,472 $276,456 $372,624 $281,937
Portfolio Turnover(c)(h) 67% 74% 62% 45% 54% 73%(i) 124%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(i) Reflects a return to normal trading levels after a prior year transition.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Emerging Markets Fund
Institutional Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $20.52 $20.09 $17.77 $19.97 $24.62 $16.14 $17.10
Investment Activities:
Net investment income (loss)(b) 0.26 0.42 0.34 0.35 0.35 0.20 0.29
Net realized and unrealized gains
(losses) 3.43 0.69 2.38 (2.21) (4.80) 8.55 (1.17)
Total from Investment
Activities 3.69 1.11 2.72 (1.86) (4.45) 8.75 (0.88)
Distributions to Shareholders from:
Net investment income — (0.68) (0.40) (0.34) (0.20) (0.27) (0.08)
Total Distributions — (0.68) (0.40) (0.34) (0.20) (0.27) (0.08)
Net Asset Value, End of Period $24.21 $20.52 $20.09 $17.77 $19.97 $24.62 $16.14
Total Return(c)(d) 17.98% 5.61% 15.38% (9.26)% (18.15)% 54.46% (5.17)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 1.31% 1.34% 1.32% 1.30% 1.28% 1.26% 1.29%
Net Investment Income (Loss)(e) 2.34% 2.01% 1.82% 2.60% 1.59% 0.96% 1.67%
Gross Expenses(e)(f) 1.36% 1.40% 1.38% 1.37% 1.31% 1.29% 1.33%
Supplemental Data:
Net Assets at end of period
(000's) $316,141 $266,623 $274,650 $375,826 $398,909 $400,408 $327,156
Portfolio Turnover(c)(h) 67% 74% 62% 45% 54% 73%(i) 124%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(i) Reflects a return to normal trading levels after a prior year transition.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
62
See notes to financial statements.
Victory Global Equity Income Fund
Fund Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $11.22 $12.22 $10.59 $12.35 $12.03 $8.42 $10.51
Investment Activities:
Net investment income (loss)(b) 0.17 0.20 0.22 0.19 0.21 0.17 0.24
Net realized and unrealized gains
(losses) 1.12 1.48 1.77 (1.04) 1.27 3.61 (1.57)
Total from Investment
Activities 1.29 1.68 1.99 (0.85) 1.48 3.78 (1.33)
Distributions to Shareholders from:
Net investment income (0.15) (0.24) (0.25) (0.19) (0.23) (0.17) (0.22)
Net realized gains — (2.44) (0.11) (0.72) (0.93) — (0.54)
Total Distributions (0.15) (2.68) (0.36) (0.91) (1.16) (0.17) (0.76)
Net Asset Value, End of Period $12.36 $11.22 $12.22 $10.59 $12.35 $12.03 $8.42
Total Return(c)(d) 11.63% 14.63% 19.11% (6.86)% 12.28% 45.23% (14.02)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 1.01% 1.03% 1.02% 1.05% 1.04% 1.03% 1.00%
Net Investment Income (Loss)(e) 2.99% 1.64% 1.97% 1.84% 1.63% 1.65% 2.30%
Gross Expenses(e)(f) 1.07% 1.18% 1.19% 1.26% 1.15% 1.18% 1.14%
Supplemental Data:
Net Assets at end of period
(000's) $67,916 $63,697 $61,166 $56,391 $64,374 $69,690 $60,491
Portfolio Turnover(c) 15% 83% 43% 28% 31% 46%(h) 109%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Reflects a return to normal trading levels after a prior year transition or asset allocation shift.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory International Fund
Fund Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $27.50 $26.55 $23.70 $24.21 $29.46 $21.53 $28.70
Investment Activities:
Net investment income (loss)(b) 0.48 0.56 0.49(c) 0.26(d) 0.59 0.49 0.44
Net realized and unrealized gains
(losses) 4.04 1.80 2.85 (0.11) (3.43) 7.94 (1.12)
Total from Investment
Activities 4.52 2.36 3.34 0.15 (2.84) 8.43 (0.68)
Distributions to Shareholders from:
Net investment income — (1.15) (0.49) (0.34) (0.51) (0.50) (0.73)
Net realized gains — (0.26) — (0.32) (1.90) — (5.76)
Total Distributions — (1.41) (0.49) (0.66) (2.41) (0.50) (6.49)
Net Asset Value, End of Period $32.02 $27.50 $26.55 $23.70 $24.21 $29.46 $21.53
Total Return(e)(f) 16.44% 9.19% 14.14%(c) 0.73%(d) (10.51)% 39.52% (6.13)%
Ratios to Average Net Assets:
Net Expenses(g)(h)(i) 1.07% 1.06% 1.08% 1.02% 1.02% 1.01% 1.06%(j)
Net Investment Income (Loss)(g) 3.23% 2.02% 1.99%(c) 1.53%(d) 2.12% 1.94% 1.68%
Gross Expenses(g)(h) 1.07% 1.06% 1.09% 1.04% 1.02% 1.03% 1.07%(j)
Supplemental Data:
Net Assets at end of period
(000's) $1,355,143 $1,208,181 $1,232,525 $1,205,144 $1,301,727 $1,608,436 $1,391,279
Portfolio Turnover(e)(k) 22% 42% 34% 29% 34% 67%(l) 119%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020. Expenses paid indirectly decreased the expense ratio by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) Reflects a return to normal trading levels after a prior year transition.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
64
See notes to financial statements.
Victory International Fund
Institutional Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $27.38 $26.44 $23.61 $24.13 $29.36 $21.46 $28.61
Investment Activities:
Net investment income (loss)(b) 0.50 0.57 0.50(c) 0.26(d) 0.61 0.51 0.47
Net realized and unrealized gains
(losses) 4.01 1.80 2.83 (0.10) (3.41) 7.91 (1.12)
Total from Investment
Activities 4.51 2.37 3.33 0.16 (2.80) 8.42 (0.65)
Distributions to Shareholders from:
Net investment income — (1.17) (0.50) (0.36) (0.53) (0.52) (0.74)
Net realized gains — (0.26) — (0.32) (1.90) — (5.76)
Total Distributions — (1.43) (0.50) (0.68) (2.43) (0.52) (6.50)
Net Asset Value, End of Period $31.89 $27.38 $26.44 $23.61 $24.13 $29.36 $21.46
Total Return(e)(f) 16.47% 9.27% 14.19%(c) 0.78%(d) (10.43)% 39.61% (6.05)%
Ratios to Average Net Assets:
Net Expenses(g)(h)(i) 1.00% 1.00% 1.01% 0.95% 0.94% 0.94% 0.99%(j)
Net Investment Income (Loss)(g) 3.32% 2.06% 2.05%(c) 1.58%(d) 2.20% 2.00% 1.77%
Gross Expenses(g)(h) 1.01% 1.01% 1.02% 0.97% 0.95% 0.95% 0.99%(j)
Supplemental Data:
Net Assets at end of period
(000's) $1,243,713 $1,200,150 $1,303,421 $1,260,267 $1,278,976 $1,644,340 $1,431,107
Portfolio Turnover(e)(k) 22% 42% 34% 29% 34% 67%(l) 119%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020. Expenses paid indirectly decreased the expense ratio by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) Reflects a return to normal trading levels after a prior year transition.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory International Fund
Class R6
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $27.82 $26.84 $23.95 $24.53 $29.65 $21.52 $28.66
Investment Activities:
Net investment income (loss)(b) 0.50 0.55 0.43(c) 0.33(d) 0.80 0.49 0.49
Net realized and unrealized gains
(losses) 4.10 1.90 3.00 (0.11) (3.36) 8.19 (1.12)
Total from Investment
Activities 4.60 2.45 3.43 0.22 (2.56) 8.68 (0.63)
Distributions to Shareholders from:
Net investment income — (1.21) (0.54) (0.48) (0.66) (0.55) (0.75)
Net realized gains — (0.26) — (0.32) (1.90) — (5.76)
Total Distributions — (1.47) (0.54) (0.80) (2.56) (0.55) (6.51)
Net Asset Value, End of Period $32.42 $27.82 $26.84 $23.95 $24.53 $29.65 $21.52
Total Return(e)(f) 16.53% 9.44% 14.39%(c) 1.01%(d) (9.53)% 40.78% (5.95)%
Ratios to Average Net Assets:
Net Expenses(g)(h)(i) 0.86% 0.85% 0.87% 0.61% 0.31% 0.80% 0.85%(j)
Net Investment Income (Loss)(g) 3.31% 1.93% 1.70%(c) 1.92%(d) 2.87% 1.95% 1.83%
Gross Expenses(g)(h) 1.07% 1.37% 2.40% 9.88% 3.83% 1.22% 1.18%(j)
Supplemental Data:
Net Assets at end of period
(000's) $9,603 $7,251 $3,318 $232 $227 $28 $3,365
Portfolio Turnover(e)(k) 22% 42% 34% 29% 34% 67%(l) 119%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the year ended February 29, 2024. Without these amounts the net investment income
(loss) per share, net investment income (loss) ratio, and total return would have been less by 0.02, 0.07%, and 0.07%, respectively.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020. Expenses paid indirectly decreased the expense ratio by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) Reflects a return to normal trading levels after a prior year transition.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
66
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Fund Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $22.24 $14.50 $15.64 $18.14 $22.57 $19.34 $12.16
Investment Activities:
Net investment income (loss)(b) 0.10 0.10 0.19 0.15 0.19 0.09 (0.04)
Net realized and unrealized gains
(losses) 12.67 7.64 (0.91) (2.50) (4.46) 3.15 7.22
Total from Investment
Activities 12.77 7.74 (0.72) (2.35) (4.27) 3.24 7.18
Distributions to Shareholders from:
Net investment income — — (0.42) (0.15) (0.16) (0.01) —
Total Distributions — — (0.42) (0.15) (0.16) (0.01) —
Net Asset Value, End of Period $35.01 $22.24 $14.50 $15.64 $18.14 $22.57 $19.34
Total Return(c)(d) 57.42% 53.38% (5.03)% (12.97)% (18.93)% 16.69% 59.13%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 1.08% 1.14% 1.18% 1.19% 1.12% 1.12% 1.19%
Net Investment Income (Loss)(e) 0.66% 0.51% 1.11% 1.31% 0.97% 0.41% (0.25)%
Gross Expenses(e)(f) 1.08% 1.14% 1.18% 1.19% 1.12% 1.12% 1.19%
Supplemental Data:
Net Assets at end of period
(000's) $784,930 $520,123 $381,656 $439,330 $533,574 $697,969 $660,770
Portfolio Turnover(c)(h) 15% 1% 9% 4% 8% 7% 47%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Institutional Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $22.75 $14.82 $15.97 $18.53 $23.06 $19.76 $12.40
Investment Activities:
Net investment income (loss)(b) 0.11 0.13 0.21 0.17 0.22 0.12 (0.01)
Net realized and unrealized gains
(losses) 12.97 7.80 (0.91) (2.54) (4.56) 3.22 7.37
Total from Investment
Activities 13.08 7.93 (0.70) (2.37) (4.34) 3.34 7.36
Distributions to Shareholders from:
Net investment income — — (0.45) (0.19) (0.19) (0.04) —
Total Distributions — — (0.45) (0.19) (0.19) (0.04) —
Net Asset Value, End of Period $35.83 $22.75 $14.82 $15.97 $18.53 $23.06 $19.76
Total Return(c)(d) 57.49% 53.51% (4.83)% (12.85)% (18.84)% 16.90% 59.35%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 1.02% 1.01% 1.00% 0.98% 0.98% 0.99% 1.00%
Net Investment Income (Loss)(e) 0.73% 0.64% 1.22% 1.44% 1.13% 0.55% (0.05)%
Gross Expenses(e)(f) 1.06% 1.10% 1.09% 1.12% 1.05% 1.05% 1.06%
Supplemental Data:
Net Assets at end of period
(000's) $39,636 $26,256 $18,580 $19,681 $20,602 $26,338 $21,855
Portfolio Turnover(c)(h) 15% 1% 9% 4% 8% 7% 47%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
68
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Class A
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $21.91 $14.31 $15.44 $17.91 $22.29 $19.13 $12.04
Investment Activities:
Net investment income (loss)(b) 0.05 0.06 0.16 0.13 0.14 0.04 (0.05)
Net realized and unrealized gains
(losses) 12.49 7.54 (0.90) (2.47) (4.39) 3.12 7.14
Total from Investment
Activities 12.54 7.60 (0.74) (2.34) (4.25) 3.16 7.09
Distributions to Shareholders from:
Net investment income — — (0.39) (0.13) (0.13) — —
Total Distributions — — (0.39) (0.13) (0.13) — —
Net Asset Value, End of Period $34.45 $21.91 $14.31 $15.44 $17.91 $22.29 $19.13
Total Return(c)(d) 57.23% 53.11% (5.20)% (13.08)% (19.08)% 16.52% 58.89%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 1.35% 1.34% 1.34% 1.31% 1.31% 1.31% 1.27%
Net Investment Income (Loss)(e) 0.33% 0.29% 0.95% 1.17% 0.74% 0.21% (0.32)%
Gross Expenses(e)(f) 1.36% 1.40% 1.41% 1.40% 1.34% 1.34% 1.27%
Supplemental Data:
Net Assets at end of period
(000's) $50,357 $27,120 $18,281 $23,124 $28,203 $26,282 $28,653
Portfolio Turnover(c)(h) 15% 1% 9% 4% 8% 7% 47%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sustainable World Fund
Fund Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $29.92 $28.07 $22.59 $23.70 $31.03 $23.38 $30.71
Investment Activities:
Net investment income (loss)(b) 0.21 0.27 0.23 0.16 0.25 0.23 0.27
Net realized and unrealized gains
(losses) 2.76 3.55 5.52 (0.65) (2.36) 8.74 2.87
Total from Investment
Activities 2.97 3.82 5.75 (0.49) (2.11) 8.97 3.14
Distributions to Shareholders from:
Net investment income — (0.54) (0.27) (0.09) (0.27) (0.18) (0.32)
Net realized gains — (1.43) — (0.53) (4.95) (1.14) (10.15)
Total Distributions — (1.97) (0.27) (0.62) (5.22) (1.32) (10.47)
Net Asset Value, End of Period $32.89 $29.92 $28.07 $22.59 $23.70 $31.03 $23.38
Total Return(c)(d) 9.93% 13.54% 25.55% (2.01)% (8.90)% 39.07% 7.81%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 1.02% 1.07% 1.08% 1.09% 1.05% 1.05% 1.07%
Net Investment Income (Loss)(e) 1.37% 0.85% 0.93% 0.95% 0.87% 0.86% 0.98%
Gross Expenses(e)(f) 1.02% 1.07% 1.08% 1.09% 1.05% 1.05% 1.07%
Supplemental Data:
Net Assets at end of period
(000's) $1,462,288 $1,387,165 $1,334,778 $1,163,680 $1,272,993 $1,507,963 $1,228,986
Portfolio Turnover(c)(h) 37% 32% 32% 23% 37%(i) 88% 103%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(i) Reflects a return to normal trading levels after a prior year subadvisor termination.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
70
See notes to financial statements.
Victory Sustainable World Fund
Institutional Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $30.02 $28.17 $22.66 $23.78 $31.10 $23.42 $30.74
Investment Activities:
Net investment income (loss)(b) 0.21 0.26 0.25 0.17 0.31 0.24 0.29
Net realized and unrealized gains
(losses) 2.78 3.58 5.55 (0.65) (2.41) 8.77 2.86
Total from Investment
Activities 2.99 3.84 5.80 (0.48) (2.10) 9.01 3.15
Distributions to Shareholders from:
Net investment income — (0.56) (0.29) (0.11) (0.27) (0.19) (0.32)
Net realized gains — (1.43) — (0.53) (4.95) (1.14) (10.15)
Total Distributions — (1.99) (0.29) (0.64) (5.22) (1.33) (10.47)
Net Asset Value, End of Period $33.01 $30.02 $28.17 $22.66 $23.78 $31.10 $23.42
Total Return(c)(d) 9.96% 13.57% 25.67% (1.96)% (8.87)% 39.17% 7.85%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 1.00% 1.02% 1.02%(h) 1.00% 1.00% 0.99% 1.00%
Net Investment Income (Loss)(e) 1.39% 0.85% 1.02% 1.01% 1.10% 0.87% 1.00%
Gross Expenses(e)(f) 1.28% 1.44% 1.66% 1.49% 1.29% 1.27% 1.13%
Supplemental Data:
Net Assets at end of period
(000's) $6,954 $6,357 $4,631 $4,140 $5,301 $2,660 $6,143
Portfolio Turnover(c)(i) 37% 32% 32% 23% 37%(j) 88% 103%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Includes fees associated with the Fund's closing agreement on EU reclaims. If these fees had not been included, the net expense ratio would have been
(0.01)% lower.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects a return to normal trading levels after a prior year subadvisor termination.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sustainable World Fund
Class A
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $30.00 $28.15 $22.66 $23.77 $31.06 $23.40 $30.77
Investment Activities:
Net investment income (loss)(b) 0.16 0.17 0.16 0.11 0.19 0.15 0.19
Net realized and unrealized gains
(losses) 2.77 3.57 5.54 (0.65) (2.40) 8.76 2.86
Total from Investment
Activities 2.93 3.74 5.70 (0.54) (2.21) 8.91 3.05
Distributions to Shareholders from:
Net investment income — (0.46) (0.21) (0.04) (0.13) (0.11) (0.27)
Net realized gains — (1.43) — (0.53) (4.95) (1.14) (10.15)
Total Distributions — (1.89) (0.21) (0.57) (5.08) (1.25) (10.42)
Net Asset Value, End of Period $32.93 $30.00 $28.15 $22.66 $23.77 $31.06 $23.40
Total Return(c)(d) 9.77% 13.21% 25.22% (2.19)% (9.18)% 38.73% 7.49%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 1.35% 1.37% 1.36% 1.35% 1.32% 1.32% 1.35%
Net Investment Income (Loss)(e) 1.04% 0.54% 0.66% 0.68% 0.67% 0.53% 0.68%
Gross Expenses(e)(f) 1.64% 1.77% 1.90% 1.83% 1.68% 1.62% 1.43%
Supplemental Data:
Net Assets at end of period
(000's) $5,341 $5,079 $4,348 $4,336 $4,176 $2,890 $6,425
Portfolio Turnover(c)(h) 37% 32% 32% 23% 37%(i) 88% 103%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(i) Reflects a return to normal trading levels after a prior year subadvisor termination.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
72
See notes to financial statements.
Victory Target Managed Allocation Fund
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $10.90 $10.02 $8.64 $10.76 $12.23 $8.98 $10.26
Investment Activities:
Net investment income (loss)(b) 0.08 0.11 0.13 0.14 0.13 0.11 0.20
Net realized and unrealized gains
(losses) 0.36 0.94 1.38 (1.88) 1.44 3.84 (0.96)
Total from Investment
Activities 0.44 1.05 1.51 (1.74) 1.57 3.95 (0.76)
Distributions to Shareholders from:
Net investment income — (0.17) (0.13) (0.01) (0.13) (0.09) (0.22)
Net realized gains — — — (0.37) (2.91) (0.61) (0.30)
Total Distributions — (0.17) (0.13) (0.38) (3.04) (0.70) (0.52)
Net Asset Value, End of Period $11.34 $10.90 $10.02 $8.64 $10.76 $12.23 $8.98
Total Return(c)(d) 4.04% 10.52% 17.62% (16.21)% 12.85% 44.39% (8.20)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.65% 0.65% 0.65% 0.69% 0.65% 0.64% 0.64%
Net Investment Income (Loss)(e) 1.49% 1.00% 1.48% 1.62% 1.06% 0.96% 1.88%
Gross Expenses(e)(f) 0.66% 0.66% 0.65% 0.69% 0.65% 0.64% 0.64%
Supplemental Data:
Net Assets at end of period
(000's) $383,417 $479,048 $493,066 $436,212 $520,361 $529,613 $446,616
Portfolio Turnover(c) 91% 182% 148%(g) 314%(h) 152%(i) 202%(i) 298%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects a return to normal trading levels after a prior year investment strategy change.
(h) Reflects increased trading activity due to an investment strategy change that was effective December 23, 2022.
(i) Reflects overall decrease in purchases and sales of securities.

Notes to Financial Statements
August 31, 2025
Victory Portfolios III
73
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following six funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act, with the exception of the Precious Metals and Minerals Fund which is classified as non-diversified.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Emerging Markets Fund Emerging Markets Fund Fund Shares and Institutional Shares
Victory Global Equity Income Fund Global Equity Income Fund Fund Shares
Victory International Fund International Fund Fund Shares, Institutional Shares,
and Class R6
Victory Precious Metals and Minerals Fund Precious Metals and Minerals Fund Fund Shares, Institutional Shares,
and Class A
Victory Sustainable World Fund Sustainable World Fund Fund Shares, Institutional Shares,
and Class A
Victory Target Managed Allocation Fund Target Managed Allocation Fund Fund Shares

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
74
(Unaudited)
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of August 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
Level 1 Level 2 Level 3 Total
Emerging Markets Fund
Common Stocks ............................................... $ 96,631 $ 468,506 $ —(a) $ 565,137
Exchange-Traded Funds ......................................... 3,684 — — 3,684
Collateral for Securities Loaned ................................... 1,764 — — 1,764
Total ....................................................... $ 102,079 $ 468,506 $ —(a) $ 570,585
Global Equity Income Fund
Common Stocks ............................................... 38,652 28,898 — 67,550
Total ....................................................... $ 38,652 $ 28,898 $ — $ 67,550
International Fund
Common Stocks ............................................... 141,565 2,414,765 —(b) 2,556,330
Exchange-Traded Funds ......................................... 8,413 — — 8,413
Collateral for Securities Loaned ................................... 15,305 — — 15,305
Total ....................................................... $ 165,283 $ 2,414,765 $ —(b) $ 2,580,048
Precious Metals and Minerals Fund
Common Stocks ............................................... 854,118 4,863 —(b) 858,981
Exchange-Traded Funds ......................................... 13,554 — — 13,554
Collateral for Securities Loaned ................................... 117 — — 117
Total ....................................................... $ 867,789 $ 4,863 $ —(b) $ 872,652
Sustainable World Fund
Common Stocks ............................................... 963,371 486,832 —(a) 1,450,203
Warrants .................................................... — — —(a) —(a)
Exchange-Traded Funds ......................................... 776 — — 776
Collateral for Securities Loaned ................................... 4,028 — — 4,028
Total ....................................................... $ 968,175 $ 486,832 $ —(a) $ 1,455,007
Target Managed Allocation Fund
Common Stocks ............................................... 220,458 119,814 — 340,272
Exchange-Traded Funds ......................................... 27,774 — — 27,774
Total ....................................................... $ 248,232 $ 119,814 $ — $ 368,046
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 3,457 — — 3,457

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
75
(Unaudited)
As of August 31, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months ended August 31, 2025, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Level 1 Level 2 Level 3 Total
Target Managed Allocation Fund, continued
Liabilities:
Futures Contracts .............................................. (4,065) — — (4,065)
Total ....................................................... $ (608) $ — $ — $ (608)
(a) Zero market value securities.
(b) Rounds to less than $1 thousand.
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
76
(Unaudited)
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of August 31, 2025 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended August 31, 2025 (amounts in thousands):
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of August 31, 2025 (amounts in thousands):
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 3,457,000 (4,065,000)
Target Managed Allocation Fund ........................................................... $ 3,457 $ 4,065
*
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (6,588,000) (3,425,000)
Target Managed Allocation Fund ....................................................... $ (6,588) $ (3,425)

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
77
(Unaudited)
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
The Emerging Markets Fund, International Fund, and Sustainable World Fund filed for additional European Union ("EU") reclaims related to prior years. These EU reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.  For the six months ended August 31, 2025, none of the funds have received any EU reclaim proceeds.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Cross-Trade Transactions:
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser under specified conditions outlined in the valuation policies and procedures adopted by the Board.  In addition, as defined under the valuation policies and procedures, each transaction must be effected at the independent current market price.  For the six months ended August 31, 2025, the Fund below engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses):
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Emerging Markets Fund ............................................ $ 7,422 $ 6,094 $ 1,764
International Fund ................................................ 14,420 — 15,305
Precious Metals and Minerals Fund .................................... 113 — 117
Sustainable World Fund ............................................ 3,892 — 4,028
Purchases Sales
Net Realized
Gains (Losses)
International Fund .......................................................... $ 212 $ – $ –

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
78
(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2025, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
*  Rounds to 0.00%
Excluding U.S. Government
Securities
Purchases Sales
Emerging Markets Fund ..................................................................... $ 356,653 $ 360,484
Global Equity Income Fund .................................................................. 9,856 11,977
International Fund ......................................................................... 554,396 711,468
Precious Metals and Minerals Fund ............................................................. 107,931 131,311
Sustainable World Fund ..................................................................... 509,272 556,841
Target Managed Allocation Fund ............................................................... 376,189 490,509
Emerging Markets Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
International Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.7
Precious Metals and Minerals Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Target Managed Allocation Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.0*
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 40.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30.4
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.4

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
79
(Unaudited)
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment.
*
Each Fund's
base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended August 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to the Lipper Index listed in the table below.
* Target Managed Allocation Fund is excluded from the performance adjustment.
Each Index tracks the total return performance of the largest funds within the respective Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
( a ) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point
.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever each Funds'
class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2025, performance adjustments were (amounts in thousands):
Base Rate
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Global Equity Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Precious Metals and Minerals Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Sustainable World Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Target Managed Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Comparative Index
Emerging Markets Fund ................................................ Lipper Emerging Markets Fund
Global Equity Income Fund ............................................. Lipper Global Equity Income Funds
International Fund .................................................... Lipper International Funds
Precious Metals and Minerals Fund ........................................ Lipper Precious Metals Equity Funds
Sustainable World Fund ................................................ Lipper Global Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400  +/- 4
+/- 401 to 700  +/- 5
+/- 701 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
80
(Unaudited)
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets.
VCM entered into an Investment Subadvisory Agreement with Lazard Asset Management LLC (“Lazard”), under which Lazard directs the investment and reinvestment of a portion of the Emerging Markets Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
VCM entered into an Investment Subadvisory Agreement with Wellington Management Company LLP (“Wellington Management”). Wellington
Management directs the investment and reinvestment of a portion of the International Fund’s assets (as allocated from time to time by VCM).
This arrangement provides for monthly fees that are paid by VCM (not the Fund) to the subadviser.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds’ average daily net assets as follows:
Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses, except for the Target Managed Allocation Fund which pays a monthly fee, accrued daily at an annualized rate of 0.05% of average daily net assets, plus out of pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
Fund Shares
Institutional
Shares Class A Class R6
Emerging Markets Fund ................................................. $ 24 34 N/A N/A
as annual % rate ..................................................... 0.02% 0.02% N/A N/A
Global Equity Income Fund .............................................. $ 4 N/A N/A N/A
as annual % rate ..................................................... 0.01% N/A N/A N/A
International Fund ..................................................... $ 40 42 N/A —(a)
as annual % rate ..................................................... 0.01% 0.01% N/A —(b)
Precious Metals and Minerals Fund ......................................... $ 34 2 2 N/A
as annual % rate ..................................................... 0.01% 0.01% 0.01% N/A
Sustainable World Fund ................................................. $ N/A(c) N/A(d) N/A(e) N/A
as annual % rate ..................................................... N/A N/A N/A N/A
(a) Rounds to less than 0.01%.
(b) Rounds to less than $1 thousand.
(c) There was no performance adjustment for Fund Shares.
(d) There was no performance adjustment for Institutional Shares.
(e) There was no performance adjustment for Class A.
Annual Charge
Fund Shares Institutional Shares Class A Class R6
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A N/A
Global Equity Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% N/A N/A N/A
International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% N/A 0.05%
Precious Metals and Minerals Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A
Sustainable World Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% 0.10% 0.15% N/A
Target Managed Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.05% N/A N/A N/A

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
81
(Unaudited)
For the classes below, transfer agent fees are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2025, the Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
(a)     Rounds to less than $1 thousand.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2025, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least June 30, 2026.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser.
Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds' business are excluded from the expense limits. As of August 31, 2025, the expense limits (excluding voluntary waivers) are as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
Institutional
Shares Class A Class R6
Emerging Markets Fund .............................................................. 0.10% N/A N/A
International Fund .................................................................. 0.10% N/A 0.01%
Precious Metals and Minerals Fund ...................................................... 0.10% 0.10% N/A
Sustainable World Fund .............................................................. 0.10% 0.10% N/A
Class A
Precious Metals and Minerals Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Sustainable World Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Amount
Precious Metals and Minerals Fund ........................................................................ $ —(a)
In effect until June 30, 2026
Fund Shares
Institutional
Shares Class A Class R6
Emerging Markets Fund ................................................... 1.48% 1.29% N/A N/A
Global Equity Income Fund ................................................ 1.00% N/A N/A N/A
International Fund ....................................................... 1.06% 0.99% N/A 0.85%
Precious Metals and Minerals Fund ........................................... 1.27% 1.00% 1.34% N/A
Sustainable World Fund ................................................... 1.09% 1.00% 1.35% N/A
Target Managed Allocation Fund ............................................. 0.65% N/A N/A N/A

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
82
(Unaudited)
As of August 31, 2025, the Funds had no amounts available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at August 31, 2025.
For the six months ended August 31, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of August 31, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.
General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and
related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region,
Amount
Emerging Markets Fund ................................................................................ $ 10
International Fund .................................................................................... 126
Precious Metals and Minerals Fund ........................................................................ 4
Expires
2026
Expires
2027
Expires
2028
Expires
2029 Total
Emerging Markets Fund .................................... $ 245 $ 379 $ 294 $ 79 $ 997
Global Equity Income Fund ................................. 66 94 90 20 270
International Fund ........................................ 143 352 173 91 759
Precious Metals and Minerals Fund ............................ 22 35 36 8 101
Sustainable World Fund .................................... 23 46 42 16 127
Target Managed Allocation Fund .............................. — 9 32 19 60

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
83
(Unaudited)
may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets, including with respect to tariffs or sanctions, may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Portfolio Reallocation Risk — The frequent changes in the allocation of the Fund’s portfolio holdings will result in higher portfolio turnover.
In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more brokerage commissions than it would without a reallocation policy. In addition, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not reallocate from time to time.
Emerging Markets Risk — Foreign securities risk can be particularly heightened because investments in emerging market countries generally are more volatile than investments in developed markets. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable. The governments of emerging market countries may be more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would.
Natural Resources and Precious Metals Risk — Because of commodity price volatility and the increased impact such volatility has on the profitability of precious metals and minerals and natural resources industries, there are additional risks involved in investing in the securities of companies in these industries. The natural resources and precious metals and minerals industries can be significantly affected by global economic, financial, and political developments. Investments related to natural resources and precious metals and minerals may fluctuate in price significantly over short periods of time. However, because the market action of such securities has tended to move independently of the broader financial markets, the addition of these securities to a portfolio may reduce overall fluctuations in portfolio value.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended
August 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the
Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-
month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of
June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended August 31, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
Amount
Outstanding at
August 31, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Emerging Markets Fund .................................... $ — $ 39,556 5.43% $ 69,200
International Fund ........................................ — 1,126 5.79% 3,400
Sustainable World Fund .................................... — 4,033 5.42% 10,500

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
84
(Unaudited)
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended August 31, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2025, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts
in thousands):
9. Segment Reporting:
The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment
Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Borrower or
Lender
Amount
Outstanding at
August 31, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Emerging Markets Fund ........................... Borrower $ — $ 2,061 4.88% $ 2,665
International Fund ............................... Borrower — 4,488 4.86% 13,136
Precious Metals and Minerals Fund ................... Borrower — 3,925 4.86% 15,115
Declared Paid
Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Global Equity Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Precious Metals and Minerals Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Sustainable World Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Target Managed Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Short-Term
Amount
Long-Term
Amount Total
Emerging Markets Fund ................................................. $ (5,811) $ — $ (5,811)
Precious Metals and Minerals Fund ......................................... (12,512) (784,656) (797,168)
Target Managed Allocation Fund ........................................... (27,902) — (27,902)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-GlobEquity1025

August 31, 2025
Semi-Annual: Full Financials
Victory Tax Exempt Intermediate-Term Fund
Victory Tax Exempt Long-Term Fund
Victory Tax Exempt Short-Term Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedules of Portfolio Investments (Form N-CSR Item 6) 2
Victory Tax Exempt Intermediate-Term Fund
2
Victory Tax Exempt Long-Term Fund
28
Victory Tax Exempt Short-Term Fund
43
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
53
Statements of Operations
54
Statements of Changes in Net Assets
55
Financial Highlights
57
Notes to Financial Statements (Form N-CSR Item 7) 66

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.2%)
Alabama (3.7%):
Alabama Housing Finance Authority Revenue , Series A , 4 .85% , 10/1/50 , Continuously
Callable @100 ..................................................... $ 2,290 $ 2,183
Alabama State University Revenue , 5 .75% , 9/1/50 , Continuously Callable @100 ......... 1,050 1,085
Baldwin County Industrial Development Authority Revenue AMT , Series A , 5 .00% , 6/1/55 ,
(Put Date 6/1/32) (a) (b) ............................................... 1,000 1,002
Black Belt Energy Gas District Revenue
Series A , 5 .25% , 1/1/54 , (Put Date 10/1/30) (b) .............................. 5,000 5,366
Series A , 5 .25% , 5/1/55 , (Put Date 9/1/32) (b) ............................... 1,500 1,578
Series A , 5 .25% , 5/1/56 , (Put Date 5/1/2032) (b) ............................. 16,750 17,151
Series C , 5 .50% , 10/1/54 , (Put Date 6/1/32) (b) .............................. 3,000 3,292
Series D-1 , 5 .50% , 6/1/49 , (Put Date 2/1/29) , Continuously Callable @100 (b) ....... 4,000 4,236
Series D-3 , 4 .76% ( SOFR + 185 bps ) , 6/1/49 , (Put Date 2/1/29) (b) (c) ............... 2,500 2,562
County of Jefferson Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ........ 3,000 3,058
Energy Southeast A Cooperative District Revenue , Series B , 5 .25% , 7/1/54 , (Put Date
6/1/32) (b) ........................................................ 3,000 3,238
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue ,
Series A , 5 .00% , 2/1/36 , Continuously Callable @100 ......................... 8,000 8,033
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 4,000 4,142
Series A , 5 .25% , 1/1/54 , (Put Date 7/1/29) (b) ............................... 15,000 15,869
Series A , 5 .00% , 1/1/56 , (Put Date 6/1/35) (b) ............................... 7,255 7,445
Series B , 5 .25% , 3/1/55 , (Put Date 1/1/33) (b) ............................... 2,700 2,842
The Health Care Authority of the City of Huntsville Revenue
Series B1 , 4 .00% , 6/1/39 , Continuously Callable @100 ........................ 2,000 1,930
Series B1 , 4 .00% , 6/1/40 , Continuously Callable @100 ........................ 2,555 2,426
The Lower Alabama Gas District Revenue , Series A , 5 .00% , 9/1/34 ................... 15,000 15,908
The Southeast Alabama Gas Supply District Revenue , Series B , 5 .00% , 6/1/49 , (Put Date
5/1/32) (b) ........................................................ 3,000 3,196
106,542
Alaska (0.1%):
Alaska Housing Finance Corp. Revenue , Series A , 4 .60% , 12/1/48 , Continuously Callable
@100 ........................................................... 3,000 2,812
Alaska Railroad Corp. Revenue AMT , 6 .00% , 10/1/50 , Continuously Callable @100 ....... 1,000 1,036
3,848
Arizona (1.8%):
Arizona IDA Revenue , 4 .00% , 12/15/41 , Continuously Callable @100 (a) ............... 955 787
Arizona Industrial Development Authority Revenue , Series A , 5 .10% , 10/1/50 , Continuously
Callable @100 ..................................................... 1,000 1,004
Maricopa County & Phoenix IDA Revenue , Series A , 4 .65% , 9/1/50 , Continuously Callable
@100 ........................................................... 2,000 1,876
Maricopa County IDA Revenue
5 .00% , 7/1/39 , Continuously Callable @100 (a) ............................. 2,000 1,967
4 .00% , 7/1/41 , Continuously Callable @100 (a) ............................. 1,250 1,067
4 .25% , 7/1/44 , Continuously Callable @100 ............................... 1,000 849
Series D , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 1,500 1,495
Sierra Vista IDA Revenue
5 .25% , 6/15/38 , Continuously Callable @100 (a) ............................. 4,845 4,850
5 .25% , 6/15/42 , Continuously Callable @100 (a) ............................. 4,460 4,279
5 .00% , 6/15/44 , Continuously Callable @100 (a) ............................. 2,000 1,826
Tempe IDA Revenue , Series A , 4 .00% , 12/1/38 , Continuously Callable @102 ............ 2,690 2,423
The County of Pima IDA Revenue
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 1,690 1,541
4 .00% , 6/15/41 , Continuously Callable @100 (a) ............................. 3,500 2,946
Series A , 6 .75% , 11/15/42 , Continuously Callable @103 (a) ..................... 3,000 3,149
Series B2 , 5 .63% , 11/15/30 , Continuously Callable @100 (a) .................... 3,425 3,427
The County of Yavapai IDA Revenue , 4 .00% , 8/1/38 , Continuously Callable @100 ........ 1,000 939
The IDA of the City of Phoenix Arizona Revenue
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 10,215 10,221
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,675 1,675
5 .00% , 10/1/36 , Continuously Callable @100 ............................... 4,250 4,317
50,638

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Arkansas (0.3%):
Arkansas Development Finance Authority Revenue
5 .00% , 9/1/37 , Continuously Callable @100 ............................... $ 1,300 $ 1,338
5 .00% , 9/1/38 , Continuously Callable @100 ............................... 2,000 2,045
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,017
University of Arkansas - Pulaski Technical College Revenue (INS - Build America Mutual
Assurance Co.) , 5 .00% , 9/1/30 , Continuously Callable @100 .................... 4,290 4,296
8,696
California (1.1%):
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue AMT (INS - Assured
Guaranty Municipal Corp.)
Series B , 4 .13% , 7/1/41 , Continuously Callable @100 ......................... 2,500 2,321
Series B , 4 .25% , 7/1/43 , Continuously Callable @100 ......................... 3,000 2,805
California Health Facilities Financing Authority Revenue
Series B , 5 .00% , 11/15/38 , Continuously Callable @100 ....................... 1,500 1,570
Series B , 5 .00% , 11/15/43 , Continuously Callable @100 ....................... 1,500 1,502
California School Finance Authority Revenue
4 .40% , 12/1/26 (a) .................................................. 4,000 4,031
5 .00% , 8/1/31 , Continuously Callable @100 (a) ............................. 450 450
5 .00% , 8/1/36 , Continuously Callable @100 (a) ............................. 1,450 1,450
Series A , 5 .00% , 7/1/45 , Continuously Callable @100 (a) ....................... 1,700 1,654
Cerritos Community College District, GO
Series D , 8/1/27 (d) .................................................. 1,000 963
Series D , 8/1/28 (d) .................................................. 1,000 942
City of Los Angeles Department of Airports Revenue AMT , Series A , 5 .25% , 5/15/50 ,
Continuously Callable @100 ........................................... 2,500 2,538
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue , Series C , 4 .00% ,
6/1/32 , Continuously Callable @100 ..................................... 225 226
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , 1/15/35 (d) .................................................. 5,500 3,920
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series A , 5 .00% , 4/1/36 , Continuously Callable @100 ......................... 420 432
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT , Series A , 5 .25% , 5/1/49 , Continuously Callable @100 .................... 1,000 1,017
The El Camino Community College District Foundation, GO , Series C , 8/1/28 (d) ......... 5,500 5,179
31,000
Colorado (1.5%):
Colorado Educational & Cultural Facilities Authority Revenue
4 .25% , 7/1/43 , Continuously Callable @100 ............................... 3,000 2,726
Series A-1 , 6 .50% , 2/1/45 , Continuously Callable @100 (a) ..................... 3,000 3,028
Colorado Health Facilities Authority Revenue
5 .00% , 11/1/41 , Continuously Callable @100 ............................... 2,500 2,557
Series A , 4 .00% , 8/1/38 , Continuously Callable @100 ......................... 1,000 931
Series A , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 1,250 1,138
Series A , 4 .00% , 11/1/39 , Continuously Callable @100 ........................ 3,500 3,225
Series A , 4 .00% , 12/1/40 , Continuously Callable @103 ........................ 2,000 1,843
Series A , 4 .00% , 8/1/49 , Continuously Callable @100 ......................... 9,715 7,994
Series A , 5 .13% , 12/1/50 , Continuously Callable @103 ........................ 1,515 1,481
Denver Health & Hospital Authority Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 (a) ...................... 7,355 7,477
Series A , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,250 1,181
Series A , 4 .00% , 12/1/38 , Continuously Callable @100 ........................ 1,250 1,156
Series A , 4 .00% , 12/1/39 , Continuously Callable @100 ........................ 1,000 907
Series A , 5 .13% , 12/1/50 , Continuously Callable @100 ........................ 1,500 1,454
Gunnison County Housing Authority Revenue , 5 .13% , 6/1/50 , Continuously Callable @100 . 2,000 1,988
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,250 1,255
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 1,000 1,003
41,344
Connecticut (2.0%):
City of Ansonia Certificate of Participation , 4 .75% , 12/1/45 , Continuously Callable @100 ... 3,000 2,871
City of New Haven, GO
Series A , 5 .00% , 8/1/28 .............................................. 1,000 1,057

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .50% , 8/1/30 , Continuously Callable @100 ......................... $ 1,000 $ 1,064
Series A , 5 .50% , 8/1/32 , Continuously Callable @100 ......................... 1,200 1,271
Series A , 5 .50% , 8/1/36 , Continuously Callable @100 ......................... 1,810 1,899
City of West Haven, GO
Series B , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 400 413
Series B , 5 .00% , 11/1/37 , Continuously Callable @100 ........................ 350 362
Connecticut Housing Finance Authority Revenue , Series A-1 , 4 .65% , 11/15/51 , Continuously
Callable @100 ..................................................... 3,000 2,831
Connecticut State Health & Educational Facilities Authority Revenue
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 1,950 2,008
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 725 739
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 1,170 1,184
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,125 1,129
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,275 1,275
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,108
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 2,000 1,924
Series A , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 7,000 6,691
Series A , 4 .00% , 7/1/39 , Continuously Callable @100 ......................... 2,000 1,881
Series A , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 1,000 907
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 ......................... 2,400 2,274
Series E , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 10,000 10,010
Harbor Point Infrastructure Improvement District Tax Allocation , 5 .00% , 4/1/30 , Continuously
Callable @100 (a) ................................................... 7,000 7,228
Stamford Housing Authority Revenue , Series C , 4 .75% , 10/1/32 ..................... 1,500 1,525
State of Connecticut, GO , Series A , 4 .00% , 4/15/37 , Continuously Callable @100 ......... 1,825 1,824
The Metropolitan District, GO , 4 .00% , 7/15/37 , Continuously Callable @100 ............ 1,000 1,003
Town of Hamden, GO (INS - Build America Mutual Assurance Co.) , Series A , 5 .00% , 8/15/30 ,
Continuously Callable @100 ........................................... 1,200 1,268
56,746
Delaware (0.1%):
Delaware State Housing Authority Revenue
Series A , 4 .65% , 7/1/50 , Continuously Callable @100 ......................... 495 470
Series B , 5 .00% , 7/1/50 , Continuously Callable @100 ......................... 1,000 978
1,448
District of Columbia (0.3%):
Deutsche Bank Spears/Lifers Trust Revenue , Series 8178 , 2 .50% , 5/1/30 , (Put Date
9/4/25) (a) (b) (e) .................................................... 1,700 1,700
District of Columbia Revenue
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,000 925
5 .00% , 7/1/39 , Continuously Callable @100 ............................... 800 813
Metropolitan Washington Airports Authority Aviation Revenue AMT , Series A , 5 .00% , 10/1/50 ,
Continuously Callable @100 ........................................... 500 493
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series B , 4 .00% , 10/1/35 , Continuously Callable @100 ........................ 1,000 1,001
Series B , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,250 1,235
Series B , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 1,000 954
Washington Convention & Sports Authority Revenue
Series A , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 1,250 1,184
Series A , 4 .00% , 10/1/39 , Continuously Callable @100 ........................ 500 468
Series A , 4 .00% , 10/1/40 , Continuously Callable @100 ........................ 750 690
9,463
Florida (7.8%):
Alachua County Health Facilities Authority Revenue , 4 .00% , 10/1/40 , Continuously Callable
@103 ........................................................... 700 612
Capital Projects Finance Authority Revenue
5 .00% , 11/1/42 , Continuously Callable @100 ............................... 1,000 955
5 .00% , 11/1/43 , Continuously Callable @100 ............................... 1,000 943
Series A-1 , 5 .00% , 6/1/49 , Continuously Callable @100 (a) ..................... 750 697
Capital Trust Agency, Inc. Revenue , 6 .00% , 5/1/43 , Continuously Callable @100 (a) ....... 3,710 3,736
Capital Trust Authority Revenue
Series A , 5 .00% , 12/15/44 , Continuously Callable @100 ....................... 2,000 1,792
Series A , 5 .25% , 7/1/50 , Continuously Callable @100 (a) ....................... 600 559

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
City of Cape Coral Water & Sewer Revenue
4 .00% , 10/1/35 , Continuously Callable @100 ............................... $ 1,485 $ 1,474
4 .00% , 10/1/36 , Continuously Callable @100 ............................... 1,400 1,366
4 .00% , 10/1/37 , Continuously Callable @100 ............................... 3,000 2,872
City of Pompano Beach Revenue
3 .50% , 9/1/35 , Continuously Callable @103 ............................... 3,345 3,016
4 .00% , 9/1/40 , Continuously Callable @103 ............................... 2,500 2,205
Series A , 4 .00% , 9/1/36 , Continuously Callable @103 ......................... 1,050 996
Series A , 4 .00% , 9/1/41 , Continuously Callable @103 ......................... 1,215 1,060
City of Port St. Lucie Special Assessment
4 .00% , 7/1/31 , Continuously Callable @100 ............................... 3,195 3,226
4 .00% , 7/1/32 , Continuously Callable @100 ............................... 2,000 2,019
4 .00% , 7/1/33 , Continuously Callable @100 ............................... 2,785 2,811
City of Port St. Lucie Utility System Revenue , 4 .00% , 9/1/31 , Continuously Callable @100 .. 1,000 1,010
City of Tampa Revenue
Series A , 9/1/36 , Continuously Callable @80 (d) ............................. 700 436
Series A , 9/1/37 , Continuously Callable @77 (d) ............................. 700 394
Series A , 9/1/38 , Continuously Callable @74 (d) ............................. 850 468
Series A , 9/1/39 , Continuously Callable @71 (d) ............................. 700 344
Series A , 9/1/40 , Continuously Callable @67 (d) ............................. 850 411
Series B , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 350 323
Series B , 4 .00% , 7/1/39 , Continuously Callable @100 ......................... 700 635
Cityplace Community Development District Special Assessment (INS - Assured Guaranty
Municipal Corp.)
0.00%, 5/1/33 (f) .................................................... 3,470 3,534
0.00%, 5/1/38 , Continuously Callable @100 (f) .............................. 7,900 7,651
County of Broward Airport System Revenue AMT
Series A , 4 .00% , 10/1/44 , Continuously Callable @100 ........................ 4,395 3,755
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 10,330 8,552
County of Broward Port Facilities Revenue AMT
Series B , 4 .00% , 9/1/44 , Continuously Callable @100 ......................... 7,345 6,230
Series B , 4 .00% , 9/1/49 , Continuously Callable @100 ......................... 7,380 5,946
County of Broward Tourist Development Tax Revenue
4 .00% , 9/1/39 , Continuously Callable @100 ............................... 7,000 6,694
4 .00% , 9/1/40 , Continuously Callable @100 ............................... 9,300 8,721
4 .00% , 9/1/41 , Continuously Callable @100 ............................... 6,975 6,432
County of Hillsborough Solid Waste & Resource Recovery Revenue AMT , Series A , 5 .25% ,
9/1/50 , Continuously Callable @100 ..................................... 2,000 2,037
County of Lee Airport Revenue , 5 .00% , 10/1/33 , Continuously Callable @100 ........... 4,000 4,006
County of Lee Airport Revenue AMT , 5 .25% , 10/1/49 , Continuously Callable @100 ....... 3,800 3,812
County of Lee Tourist Development Tax Revenue
Series B , 4 .00% , 10/1/37 , Continuously Callable @100 ........................ 4,970 4,876
Series B , 4 .00% , 10/1/38 , Continuously Callable @100 ........................ 5,230 5,035
County of Miami Dade Aviation Revenue AMT , Series A , 5 .25% , 10/1/50 , Continuously
Callable @100 ..................................................... 3,000 3,011
County of Miami-Dade Water & Sewer System Revenue , 4 .00% , 10/1/41 , Continuously
Callable @100 ..................................................... 210 194
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.)
5 .50% , 9/1/41 , Continuously Callable @100 ............................... 750 809
5 .50% , 9/1/42 , Continuously Callable @100 ............................... 1,000 1,073
5 .50% , 9/1/43 , Continuously Callable @100 ............................... 750 799
Escambia County Health Facilities Authority Revenue
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 3,100 3,180
5 .00% , 8/15/40 , Continuously Callable @100 ............................... 2,900 2,901
Florida Development Finance Corp. Revenue
4 .00% , 11/15/39 , Continuously Callable @100 .............................. 5,260 4,835
5 .00% , 2/1/40 , Continuously Callable @100 ............................... 2,845 2,806
5 .00% , 8/1/43 , Continuously Callable @100 ............................... 1,500 1,505
5 .00% , 8/1/44 , Continuously Callable @100 ............................... 1,500 1,496
Series A , 5 .00% , 6/15/35 , Continuously Callable @100 ........................ 1,000 1,016
Series A , 5 .00% , 6/15/40 , Continuously Callable @100 ........................ 1,650 1,630
Series A , 5 .00% , 6/15/42 , Continuously Callable @100 ........................ 2,250 2,179
Series A , 6 .13% , 6/15/50 , Continuously Callable @101 (a) ...................... 1,000 983

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Florida Higher Educational Facilities Financial Authority Revenue
5 .00% , 10/1/35 , Continuously Callable @100 ............................... $ 1,250 $ 1,279
5 .00% , 10/1/36 , Continuously Callable @100 ............................... 1,000 1,017
4 .00% , 10/1/37 , Continuously Callable @100 ............................... 1,000 925
4 .00% , 10/1/38 , Continuously Callable @100 ............................... 750 680
5 .00% , 3/1/39 , Continuously Callable @100 ............................... 7,055 5,730
4 .00% , 10/1/39 , Continuously Callable @100 ............................... 800 710
4 .00% , 12/1/49 , Continuously Callable @100 ............................... 1,000 800
Florida Housing Finance Corp. Revenue , Series 3 , 5 .05% , 7/1/50 , Continuously Callable @100 825 804
Florida Local Government Finance Commission Revenue
Series B-2 , 4 .45% , 11/15/31 , Continuously Callable @100 (a) ................... 1,500 1,503
Series B-3 , 4 .20% , 11/15/30 , Continuously Callable @100 (a) ................... 1,500 1,503
Halifax Hospital Medical Center Revenue , 5 .00% , 6/1/36 , Continuously Callable @100 .... 2,750 2,758
Hillsborough County Aviation Authority Revenue AMT , Series B , 5 .50% , 10/1/49 ,
Continuously Callable @100 ........................................... 1,000 1,033
Lee County IDA Revenue
5 .00% , 11/15/39 , Continuously Callable @103 .............................. 1,500 1,488
Series 2019A-1 , 4 .00% , 4/1/37 , Continuously Callable @100 ................... 5,000 4,803
Series A , 5 .25% , 11/15/44 , Continuously Callable @100 ....................... 2,525 2,535
Miami-Dade County Expressway Authority Revenue
Series A , 5 .00% , 7/1/28 , Continuously Callable @100 ......................... 10,000 10,017
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 7,000 7,011
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,000 1,002
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 1,610 1,612
Series A , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,255 1,257
Series A , 5 .00% , 7/1/32 , Continuously Callable @100 ......................... 2,000 2,003
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 2,000 2,002
Series B , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,003
Series B , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 2,000 2,003
Miami-Dade County Housing Finance Authority Revenue , Series A , 4 .88% , 3/1/46 ........ 1,250 1,185
Northern Palm Beach County Improvement District Special Assessment , 4 .00% , 8/1/46 ,
Continuously Callable @100 ........................................... 3,000 2,560
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/41 , Continuously
Callable @100 ..................................................... 3,695 3,163
Palm Beach County Health Facilities Authority Revenue
4 .00% , 8/15/49 , Continuously Callable @100 ............................... 6,050 4,933
5 .75% , 11/1/50 , Continuously Callable @100 ............................... 1,000 1,019
Series A , 5 .00% , 11/1/39 , Continuously Callable @100 ........................ 1,150 1,164
Series A , 5 .00% , 11/1/42 , Continuously Callable @100 ........................ 850 837
Series B , 4 .00% , 11/15/41 , Continuously Callable @103 ....................... 250 221
Series B , 5 .00% , 11/15/49 , Continuously Callable @103 ....................... 3,000 2,798
Pinellas County IDA Revenue , 5 .00% , 7/1/29 ................................... 600 612
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation , Series
A-1 , 5 .00% , 3/1/30 , Continuously Callable @100 (a) .......................... 2,795 2,799
The Lee County School Board Certificate of Participation , Series A , 5 .00% , 8/1/28 ,
Continuously Callable @100 ........................................... 3,750 3,756
223,585
Georgia (1.6%):
Gainesville & Hall County Development Authority Revenue , 5 .63% , 6/1/50 , Continuously
Callable @100 ..................................................... 2,795 2,655
George L Smith II Congress Center Authority Revenue , 4 .00% , 1/1/36 , Continuously Callable
@100 ........................................................... 1,000 996
Georgia Housing & Finance Authority Revenue
Series A , 4 .65% , 12/1/50 , Continuously Callable @100 ........................ 5,000 4,730
Series C , 5 .05% , 12/1/45 , Continuously Callable @100 ........................ 1,750 1,722
Series C , 4 .55% , 12/1/49 , Continuously Callable @100 ........................ 5,000 4,642
Glynn-Brunswick Memorial Hospital Authority Revenue
4 .00% , 8/1/36 , Continuously Callable @100 ............................... 1,840 1,761
4 .00% , 8/1/37 , Continuously Callable @100 ............................... 1,500 1,416
Main Street Natural Gas, Inc. Revenue
Series A , 5 .00% , 5/15/37 ............................................. 3,500 3,628
Series A , 5 .00% , 5/15/38 ............................................. 2,500 2,563

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series D , 5 .00% , 5/1/54 , (Put Date 12/1/30) (b) .............................. $ 6,000 $ 6,375
Series E-2 , 4 .64% ( SOFR + 170 bps ) , 12/1/53 , (Put Date 6/1/31) (b) (c) .............. 5,000 5,088
Savannah Hospital Authority Revenue , Series A , 4 .00% , 7/1/39 , Continuously Callable @100 2,500 2,351
The Burke County Development Authority Revenue , 2 .20% , 10/1/32 , Continuously Callable
@100 ........................................................... 1,850 1,600
The Development Authority of Cobb County Revenue , Series A , 2 .25% , 4/1/33 , (Put Date
10/1/29) (b) ....................................................... 4,975 4,714
44,241
Guam (0.1%):
Territory of Guam Revenue
Series A , 5 .00% , 12/1/30 , Continuously Callable @100 ........................ 1,500 1,510
Series A , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 2,000 2,012
3,522
Hawaii (0.1%):
State of Hawaii Airports System Revenue AMT , Series C , 5 .00% , 7/1/45 , Continuously
Callable @100 ..................................................... 2,500 2,507
Idaho (0.6%):
Idaho Health Facilities Authority Revenue
Series A , 5 .00% , 3/1/35 , Continuously Callable @100 ......................... 5,805 5,973
Series A , 5 .00% , 3/1/36 , Continuously Callable @100 ......................... 7,520 7,726
Idaho Housing & Finance Association Revenue
Series A , 4 .00% , 7/15/38 , Continuously Callable @100 ........................ 3,000 2,889
Series C , 5 .15% , 7/1/45 , Continuously Callable @100 ......................... 750 754
17,342
Illinois (14.3%):
Champaign County Community Unit School District No. 4 Champaign, GO
4 .00% , 6/1/34 , Continuously Callable @100 ............................... 1,000 1,009
4 .00% , 6/1/35 , Continuously Callable @100 ............................... 1,290 1,296
4 .00% , 6/1/36 , Continuously Callable @100 ............................... 1,575 1,553
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 5 .50% , 4/1/43 ,
Continuously Callable @100 ........................................... 5,000 5,107
Chicago Board of Education, GO
Series A , 12/1/25 (d) ................................................. 1,600 1,584
Series A , 12/1/26 (d) ................................................. 3,700 3,505
Series A , 5 .00% , 12/1/39 , Continuously Callable @100 ........................ 4,700 4,529
Series A , 5 .00% , 12/1/43 , Continuously Callable @100 ........................ 7,965 7,237
Series B , 4 .00% , 12/1/40 , Continuously Callable @100 ........................ 21,900 18,202
Series B , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 8,710 7,167
Chicago Midway International Airport Revenue , Series B , 4 .00% , 1/1/35 , Continuously
Callable @100 ..................................................... 3,000 3,008
Chicago O'Hare International Airport Revenue
Series A , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 4 .00% , 1/1/38 , Continuously Callable @100 ......................... 1,000 971
Chicago O'Hare International Airport Revenue AMT
Series A , 5 .25% , 1/1/48 , Continuously Callable @100 ......................... 12,500 12,541
Series C , 5 .25% , 1/1/45 , Continuously Callable @100 ......................... 1,600 1,619
Chicago Park District, GO
Series F-2 , 4 .00% , 1/1/34 , Continuously Callable @100 ....................... 1,200 1,213
Series F-2 , 4 .00% , 1/1/36 , Continuously Callable @100 ....................... 1,300 1,279
Series F-2 , 5 .00% , 1/1/37 , Continuously Callable @100 ....................... 2,000 2,078
Series F-2 , 4 .00% , 1/1/38 , Continuously Callable @100 ....................... 1,750 1,671
Series F-2 , 5 .00% , 1/1/39 , Continuously Callable @100 ....................... 1,500 1,540
Series F-2 , 5 .00% , 1/1/40 , Continuously Callable @100 ....................... 1,125 1,146
Chicago Transit Authority Sales Tax Receipts Fund Revenue , Series A , 4 .00% , 12/1/49 ,
Continuously Callable @100 ........................................... 5,005 4,093
Chicago Transit Authority Sales Tax Receipts Fund Revenue (INS - Build America Mutual
Assurance Co.) , Series A , 4 .00% , 12/1/50 , Continuously Callable @100 ............ 6,385 5,268
City of Calumet City, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 4 .50% , 3/1/43 ,
Continuously Callable @100 ........................................... 1,000 927
City of Chicago Lakeshore East Special Assessment
3 .04% , 12/1/28 (a) .................................................. 270 260
3 .20% , 12/1/29 (a) .................................................. 325 310
3 .29% , 12/1/30 (a) .................................................. 350 330

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
3 .38% , 12/1/31 (a) .................................................. $ 373 $ 347
3 .45% , 12/1/32 (a) .................................................. 300 276
City of Chicago Wastewater Transmission Revenue , Series B , 5 .00% , 1/1/35 , Continuously
Callable @100 ..................................................... 8,000 8,158
City of Chicago Waterworks Revenue , 5 .00% , 11/1/36 , Continuously Callable @100 ....... 2,665 2,707
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)
5 .25% , 11/1/34 , Continuously Callable @100 ............................... 2,105 2,188
5 .25% , 11/1/35 , Continuously Callable @100 ............................... 1,635 1,701
Series 2017-2 , 5 .00% , 11/1/36 , Continuously Callable @100 .................... 3,145 3,233
Series 2017-2 , 5 .00% , 11/1/37 , Continuously Callable @100 .................... 2,500 2,530
City of Chicago, GO
Series A , 5 .50% , 1/1/41 , Continuously Callable @100 ......................... 1,500 1,523
Series A , 5 .00% , 1/1/45 , Continuously Callable @100 ......................... 3,800 3,577
Series A , 5 .50% , 1/1/49 , Continuously Callable @100 ......................... 2,000 1,909
Series A , 6 .00% , 1/1/50 , Continuously Callable @100 ......................... 3,330 3,408
Series F , 6 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,000 1,027
City of Galesburg Revenue
Series A , 4 .00% , 10/1/36 , Continuously Callable @100 ........................ 1,125 1,009
Series A , 4 .00% , 10/1/41 , Continuously Callable @100 ........................ 1,475 1,192
City of Springfield, GO , 5 .00% , 12/1/30 , Continuously Callable @100 ................. 8,500 8,542
Cook County Community College District No. 508, GO , 5 .00% , 12/1/43 , Continuously
Callable @100 ..................................................... 1,650 1,624
County of Cook Sales Tax Revenue
4 .00% , 11/15/34 , Continuously Callable @100 .............................. 3,750 3,754
5 .00% , 11/15/36 , Continuously Callable @100 .............................. 5,000 5,146
Illinois Educational Facilities Authority Revenue
3 .90% , 11/1/36 , Continuously Callable @102 ............................... 2,220 2,180
4 .00% , 11/1/36 , Continuously Callable @102 ............................... 9,750 9,746
4 .45% , 11/1/36 , Continuously Callable @102 ............................... 4,500 4,522
Illinois Finance Authority Revenue
0.00%, 2/15/27 (g) .................................................. 6,822 52
0.00%, 5/15/31 , Continuously Callable @100 (g) ............................ 602 52
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 3,500 3,550
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 600 629
4 .00% , 12/1/35 , Continuously Callable @100 ............................... 5,000 4,965
0.00%, 5/15/36 , Continuously Callable @100 (g) ............................ 449 39
4 .00% , 12/1/36 , Continuously Callable @100 ............................... 3,000 2,931
5 .00% , 10/1/37 , Continuously Callable @100 ............................... 700 720
2 .45% , 10/1/39 , (Put Date 10/1/29) (b) .................................... 14,000 13,458
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 700 710
4 .00% , 10/1/40 , Continuously Callable @100 ............................... 1,000 894
Series A , 4 .00% , 5/15/27 ............................................. 1,270 1,281
Series A , 5 .00% , 5/15/30 , Continuously Callable @100 ........................ 1,000 1,001
Series A , 4 .00% , 10/1/31 , Continuously Callable @100 ........................ 1,000 1,011
Series A , 4 .00% , 10/1/32 , Continuously Callable @100 ........................ 1,000 1,005
Series A , 4 .00% , 10/1/34 , Continuously Callable @100 ........................ 1,000 995
Series A , 5 .00% , 11/15/34 , Continuously Callable @100 ....................... 3,700 3,700
Series A , 5 .00% , 5/15/35 , Continuously Callable @100 ........................ 1,100 1,101
Series A , 5 .00% , 11/15/35 , Continuously Callable @100 ....................... 3,000 3,000
Series A , 5 .00% , 2/15/37 , Continuously Callable @100 ........................ 1,000 1,010
Series A , 4 .00% , 8/1/39 , Continuously Callable @100 ......................... 1,850 1,618
Series A , 4 .00% , 8/1/40 , Continuously Callable @100 ......................... 3,780 3,231
Series A , 4 .00% , 8/1/41 , Continuously Callable @100 ......................... 1,935 1,623
Series A , 4 .00% , 8/1/43 , Continuously Callable @100 ......................... 2,105 1,706
Series A , 4 .00% , 7/15/47 , Continuously Callable @100 ........................ 6,500 5,547
Series B , 5 .00% , 10/1/44 , Continuously Callable @100 (a) ...................... 750 713
Series C , 4 .00% , 2/15/36 , Continuously Callable @100 ........................ 3,640 3,575
Series R , 5 .40% , 4/1/27 , Continuously Callable @100 ......................... 760 760
Illinois Housing Development Authority Revenue
Series A , 4 .88% , 4/1/50 , Continuously Callable @100 ......................... 2,000 1,937
Series I , 4 .63% , 4/1/50 , Continuously Callable @100 ......................... 3,000 2,811
Illinois Municipal Electric Agency Revenue , Series A , 4 .00% , 2/1/33 , Continuously Callable
@100 ........................................................... 14,650 14,651

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Illinois State Toll Highway Authority Revenue
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... $ 5,870 $ 5,878
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 5,600 5,607
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5 .00% , 2/1/35 , Continuously Callable @100 ............................... 5,000 5,032
5 .00% , 2/1/36 , Continuously Callable @100 ............................... 6,000 6,038
Madison County Community Unit School District No. 7 Edwardsville, GO (INS - Build
America Mutual Assurance Co.)
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,210 1,216
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,250 1,256
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured
Guaranty Municipal Corp.)
Series A , 5 .00% , 11/1/31 , Continuously Callable @100 ........................ 1,000 1,021
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 2,000 2,041
Series A , 5 .00% , 11/1/33 , Continuously Callable @100 ........................ 750 765
Metropolitan Pier & Exposition Authority Revenue
5 .00% , 6/15/42 , Continuously Callable @100 ............................... 2,000 2,026
4 .00% , 12/15/42 , Continuously Callable @100 .............................. 8,000 7,068
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series B , 6/15/26 (d) ................................................. 5,000 4,882
Northern Illinois Municipal Power Agency Revenue
Series A , 4 .00% , 12/1/31 , Continuously Callable @100 ........................ 1,800 1,826
Series A , 4 .00% , 12/1/32 , Continuously Callable @100 ........................ 2,100 2,108
Series A , 4 .00% , 12/1/33 , Continuously Callable @100 ........................ 4,000 4,007
Series A , 4 .00% , 12/1/35 , Continuously Callable @100 ........................ 5,000 4,947
Northern Illinois University Certificate of Participation , 4 .25% , 4/1/44 , Continuously Callable
@100 ........................................................... 1,000 919
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 10/1/43 , Continuously Callable @100 ............................... 1,300 1,144
Series B , 4 .00% , 4/1/35 , Continuously Callable @100 ......................... 1,200 1,183
Series B , 4 .00% , 4/1/39 , Continuously Callable @100 ......................... 1,375 1,272
Regional Transportation Authority Revenue
Series A , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 23,160 23,398
Series A , 4 .00% , 7/1/35 , Continuously Callable @100 ......................... 11,650 11,685
Sales Tax Securitization Corp. Revenue
Series A , 4 .00% , 1/1/38 , Continuously Callable @100 ......................... 5,060 4,820
Series A , 4 .00% , 1/1/39 , Continuously Callable @100 ......................... 1,750 1,637
Sangamon County School District No. 186 Springfield, GO (INS - Build America Mutual
Assurance Co.) , Series B , 5 .00% , 2/1/26 , Continuously Callable @100 ............. 4,215 4,222
State of Illinois, GO , Series B , 5 .25% , 5/1/43 , Continuously Callable @100 ............. 2,500 2,557
The Illinois Sports Facilities Authority Revenue , 5 .00% , 6/15/30 , Continuously Callable @100 1,025 1,093
The Illinois Sports Facilities Authority Revenue (INS - Assured Guaranty Corp.)
5 .25% , 6/15/30 , Continuously Callable @100 ............................... 3,000 3,004
5 .25% , 6/15/31 , Continuously Callable @100 ............................... 5,000 5,007
5 .25% , 6/15/32 , Continuously Callable @100 ............................... 5,000 5,007
University of Illinois Revenue , Series A , 4 .00% , 4/1/33 , Continuously Callable @100 ...... 12,475 12,549
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 1/1/30 , Continuously Callable @100 ......................... 1,500 1,564
Series A , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 2,400 2,499
Series A , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 2,350 2,443
Series A , 5 .00% , 1/1/38 , Continuously Callable @100 ......................... 1,500 1,530
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 12/1/25 ............................................. 2,010 2,020
Series A , 5 .00% , 12/1/26 ............................................. 2,110 2,167
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal
Corp.)
5 .00% , 3/1/34 , Continuously Callable @100 ............................... 2,992 3,015
4 .00% , 3/1/36 , Continuously Callable @100 ............................... 1,250 1,195
Will County Community High School District No. 210 Lincoln-Way, GO (INS - Assured
Guaranty Municipal Corp.) , 4 .00% , 1/1/34 , Continuously Callable @100 ........... 650 660
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS - Assured
Guaranty Municipal Corp.)
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,835 1,845

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 12/1/29 , Continuously Callable @100 ............................... $ 1,925 $ 1,935
5 .00% , 12/1/30 , Continuously Callable @100 ............................... 2,025 2,034
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 6,000 6,022
406,164
Indiana (3.1%):
Hammond Multi-School Building Corp. Revenue
5 .00% , 7/15/33 , Continuously Callable @100 ............................... 1,165 1,214
5 .00% , 7/15/34 , Continuously Callable @100 ............................... 1,000 1,041
5 .00% , 7/15/35 , Continuously Callable @100 ............................... 1,250 1,294
5 .00% , 7/15/38 , Continuously Callable @100 ............................... 3,000 3,049
Indiana Bond Bank Revenue
1/15/30 , Continuously Callable @97 (d) ................................... 740 621
7/15/30 , Continuously Callable @96 (d) ................................... 750 614
7/15/31 , Continuously Callable @93 (d) ................................... 1,490 1,158
7/15/32 , Continuously Callable @91 (d) ................................... 1,400 1,030
Indiana Finance Authority Revenue
1 .40% , 8/1/29 , Continuously Callable @100 ............................... 7,000 6,438
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,250 1,275
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,500 1,529
5 .00% , 11/15/33 , Continuously Callable @103 .............................. 2,000 2,065
4 .00% , 4/1/35 , Continuously Callable @100 ............................... 1,210 1,187
4 .00% , 4/1/36 , Continuously Callable @100 ............................... 1,255 1,210
4 .00% , 7/1/36 , Continuously Callable @100 ............................... 3,660 3,413
4 .00% , 4/1/37 , Continuously Callable @100 ............................... 1,310 1,242
4 .00% , 4/1/38 , Continuously Callable @100 ............................... 2,045 1,903
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 4,030 3,584
5 .00% , 11/15/38 , Continuously Callable @103 .............................. 3,000 2,991
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 1,625 1,483
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 3,605 3,127
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 2,215 1,980
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 2,305 2,012
4 .00% , 4/1/42 , Continuously Callable @100 ............................... 2,400 2,062
4 .25% , 3/1/49 , Continuously Callable @100 ............................... 1,625 1,391
Series A , 5 .00% , 7/1/40 , Continuously Callable @100 ......................... 2,240 2,224
Series A , 4 .00% , 11/15/41 , Continuously Callable @103 ....................... 8,400 7,188
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 11,240 10,878
Series A , 5 .00% , 6/1/43 , Continuously Callable @100 ......................... 855 838
Series A , 4 .00% , 11/15/43 , Continuously Callable @100 ....................... 1,505 1,237
Series A , 4 .25% , 7/1/44 , Continuously Callable @100 ......................... 1,965 1,697
Indiana Housing & Community Development Authority Revenue
Series A-1 , 4 .65% , 7/1/50 , Continuously Callable @100 ....................... 2,500 2,339
Series B-1 , 5 .00% , 7/1/50 , Continuously Callable @100 ....................... 1,500 1,487
Series D-1 , 4 .70% , 7/1/49 , Continuously Callable @100 ....................... 1,500 1,416
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/35 , Continuously Callable @100 6,500 6,502
Terre Haute Sanitary District Revenue , 4 .38% , 1/1/49 , Continuously Callable @100 ....... 5,000 4,506
89,225
Iowa (0.9%):
Iowa Finance Authority Revenue
Series A , 4 .70% , 7/1/50 , Continuously Callable @100 ......................... 3,000 2,833
Series E , 4 .00% , 8/15/35 , Continuously Callable @100 ........................ 5,425 5,249
Series E , 4 .00% , 8/15/36 , Continuously Callable @100 ........................ 15,105 14,579
Iowa Higher Education Loan Authority Revenue , 4 .75% , 10/1/42 , Continuously Callable @100 1,500 1,433
Iowa Tobacco Settlement Authority Revenue
Series A-2 , 4 .00% , 6/1/38 , Continuously Callable @100 ....................... 270 257
Series A-2 , 4 .00% , 6/1/39 , Continuously Callable @100 ....................... 300 280
Series A-2 , 4 .00% , 6/1/40 , Continuously Callable @100 ....................... 200 184
24,815
Kansas (0.1%):
City of Manhattan Revenue , Series A , 4 .00% , 6/1/36 , Continuously Callable @103 ........ 1,640 1,477
Kentucky (1.8%):
City of Ashland Revenue
4 .00% , 2/1/35 , Continuously Callable @100 ............................... 470 464
4 .00% , 2/1/37 , Continuously Callable @100 ............................... 1,115 1,051

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .00% , 2/1/36 , Continuously Callable @100 ......................... $ 2,410 $ 2,266
County of Trimble Revenue , 3 .75% , 6/1/33 , Continuously Callable @100 ............... 15,000 15,004
Kenton County Airport Board Revenue AMT , Series A , 5 .25% , 1/1/49 , Continuously Callable
@100 ........................................................... 5,000 5,003
Kentucky Economic Development Finance Authority Revenue
Series A , 5 .00% , 5/15/26 ............................................. 1,485 1,479
Series A , 5 .00% , 5/15/31 , Continuously Callable @100 ........................ 3,205 3,064
Series B , 5 .00% , 8/15/41 , Continuously Callable @100 ........................ 480 479
Kentucky Municipal Power Agency Revenue , Series A , 3 .45% , 9/1/42 , (Put Date 3/1/26) (b) . 7,000 6,996
Kentucky Public Energy Authority Revenue , Series A-2 , 4 .14% ( SOFR + 120 bps ) , 8/1/52 , (Put
Date 8/1/30) (b) (c) .................................................. 7,500 7,698
Kentucky State Property & Building Commission Revenue
Series A , 5 .00% , 2/1/32 , Continuously Callable @100 ......................... 2,000 2,017
Series A , 5 .00% , 2/1/33 , Continuously Callable @100 ......................... 2,250 2,268
Series A , 4 .00% , 11/1/36 , Continuously Callable @100 ........................ 2,000 1,984
Series A , 4 .00% , 11/1/38 , Continuously Callable @100 ........................ 500 476
50,249
Louisiana (3.2%):
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,515 1,522
5 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,500 1,507
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 1,510 1,517
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series B , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 5,330 5,338
Series B , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 5,125 5,132
Series C , 5 .00% , 12/1/30 , Continuously Callable @100 ........................ 1,000 1,059
Series C , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 2,000 2,116
Louisiana Housing Corp. Revenue , Series A , 4 .60% , 12/1/50 , Continuously Callable @100 .. 1,000 917
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , 3 .50% , 11/1/32 , Continuously Callable @100 ....................... 10,000 9,495
Louisiana Public Facilities Authority Revenue
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 8,940 8,946
5 .00% , 5/15/34 , Continuously Callable @100 ............................... 2,975 3,051
5 .00% , 5/15/34 , Pre-refunded 5/15/26 @ 100 ............................... 25 25
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 13,465 13,474
4 .00% , 5/15/35 , Pre-refunded 5/15/26 @ 100 ............................... 35 35
4 .00% , 5/15/35 , Continuously Callable @100 ............................... 3,465 3,469
5 .00% , 5/15/35 , Continuously Callable @100 ............................... 2,000 2,032
4 .00% , 5/15/36 , Pre-refunded 5/15/26 @ 100 ............................... 15 15
4 .00% , 5/15/36 , Continuously Callable @100 ............................... 1,485 1,485
5 .00% , 5/15/36 , Continuously Callable @100 ............................... 1,560 1,576
5 .00% , 10/1/43 , Continuously Callable @100 ............................... 640 613
Series A , 4 .00% , 12/15/32 , Continuously Callable @100 ....................... 2,430 2,447
Series A , 4 .00% , 12/15/32 , Pre-refunded 12/15/26 @ 100 ...................... 305 311
Series A , 4 .00% , 12/15/33 , Continuously Callable @100 ....................... 3,095 3,105
Series A , 5 .25% , 5/15/50 , Continuously Callable @100 ........................ 2,000 2,016
Louisiana State University & Agricultural & Mechanical College Revenue
Series A , 4 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,000 1,008
Series A , 4 .00% , 7/1/32 , Continuously Callable @100 ......................... 1,000 1,008
Series A , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 1,000 1,008
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
10/1/37 , Continuously Callable @100 .................................... 2,000 2,038
New Orleans Aviation Board Revenue AMT , Series C-2 , 5 .25% , 1/1/49 , Continuously Callable
@100 ........................................................... 3,000 2,993
Port New Orleans Board of Commissioners Revenue AMT , Series B , 5 .50% , 4/1/51 ,
Continuously Callable @100 ........................................... 500 507
St. John the Baptist Parish School District No. 1, GO , 5 .25% , 3/1/43 , Continuously Callable
@100 ........................................................... 5,000 5,008
Tangipahoa Parish Hospital Service District No. 1 Revenue
4 .00% , 2/1/38 , Continuously Callable @100 ............................... 2,375 2,247
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 2,330 2,167
4 .00% , 2/1/41 , Continuously Callable @100 ............................... 1,500 1,350

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .00% , 2/1/42 , Continuously Callable @100 ............................... $ 1,500 $ 1,331
91,868
Maine (0.2%):
Maine State Housing Authority Revenue
Series A , 4 .65% , 11/15/50 , Continuously Callable @100 ....................... 2,500 2,358
Series C , 5 .10% , 11/15/45 , Continuously Callable @100 ....................... 2,000 2,003
4,361
Maryland (2.0%):
City of Gaithersburg Revenue
Series A , 5 .00% , 1/1/33 , Continuously Callable @103 ......................... 3,000 3,073
Series A , 5 .00% , 1/1/36 , Continuously Callable @103 ......................... 1,000 1,009
Howard County Housing Commission Revenue , Series A , 1 .60% , 6/1/29 , Continuously
Callable @100 ..................................................... 3,000 2,786
Maryland Economic Development Corp. Revenue
5 .00% , 10/1/50 , Continuously Callable @100 ............................... 4,000 3,932
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 1,250 1,313
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 1,000 1,048
Series A , 5 .00% , 6/1/32 , Continuously Callable @100 ......................... 1,000 1,046
Series A , 5 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,000 2,063
Maryland Health & Higher Educational Facilities Authority Revenue
5 .00% , 7/1/31 , Continuously Callable @100 ............................... 3,190 3,298
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 6,505 6,716
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 3,600 3,711
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,500 2,574
4 .00% , 1/1/38 , Continuously Callable @100 ............................... 865 812
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,500 1,412
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 1,585 1,465
4 .00% , 7/1/40 , Continuously Callable @100 ............................... 1,645 1,490
5 .25% , 7/1/50 , Continuously Callable @100 ............................... 2,000 1,973
Series A , 5 .50% , 1/1/29 , Continuously Callable @100 ......................... 1,415 1,452
Series A , 5 .50% , 1/1/30 , Continuously Callable @100 ......................... 1,750 1,793
Series A , 5 .50% , 1/1/31 , Continuously Callable @100 ......................... 1,585 1,622
Series A , 5 .00% , 7/1/33 , Continuously Callable @100 ......................... 1,000 1,013
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,000 1,012
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 1,310 1,325
Series A , 5 .50% , 1/1/36 , Continuously Callable @100 ......................... 5,000 5,093
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,000 1,012
State of Maryland Department of Transportation Revenue AMT , Series A , 5 .25% , 8/1/49 ,
Continuously Callable @100 ........................................... 2,000 2,007
56,050
Massachusetts (1.9%):
Massachusetts Development Finance Agency Revenue
5 .00% , 7/1/32 , Continuously Callable @100 ............................... 1,250 1,266
4 .00% , 10/1/32 , Continuously Callable @103 (a) ............................. 3,600 3,524
5 .00% , 4/15/33 , Continuously Callable @100 ............................... 2,155 2,156
5 .00% , 7/1/33 , Continuously Callable @100 ............................... 1,250 1,259
5 .00% , 7/1/34 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 895 898
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 800 827
5 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,215 1,215
5 .00% , 10/1/37 , Continuously Callable @103 (a) ............................. 1,000 996
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 335 333
5 .00% , 7/1/38 , Continuously Callable @100 ............................... 600 618
4 .00% , 9/1/41 , Continuously Callable @100 ............................... 1,010 899
6 .00% , 9/1/45 , Continuously Callable @100 ............................... 500 515
5 .25% , 7/1/50 , Continuously Callable @103 ............................... 1,000 959
6 .00% , 7/1/50 , Continuously Callable @100 ............................... 1,120 1,172
6 .00% , 9/1/50 , Continuously Callable @100 ............................... 500 505
Series A , 5 .00% , 1/1/31 , Continuously Callable @100 ......................... 450 460
Series A , 5 .00% , 1/1/32 , Continuously Callable @100 ......................... 645 658
Series A , 5 .00% , 1/1/33 , Continuously Callable @100 ......................... 535 545
Series A , 5 .00% , 1/1/34 , Continuously Callable @100 ......................... 700 708
Series A , 5 .00% , 1/1/35 , Continuously Callable @100 ......................... 735 743

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... $ 1,000 $ 1,008
Series A , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,000 2,006
Series A , 5 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,000 991
Series A , 5 .00% , 7/1/39 , Continuously Callable @100 ......................... 2,250 2,211
Series A , 5 .00% , 7/1/44 , Continuously Callable @100 (a) ....................... 1,000 938
Series A , 5 .50% , 8/15/50 , Continuously Callable @100 ........................ 1,000 1,007
Series B , 4 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,300 2,068
Series B , 4 .00% , 6/1/41 , Continuously Callable @100 ......................... 2,750 2,265
Series E , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,105 2,121
Series I , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 2,000 2,027
Series I , 5 .00% , 7/1/31 , Continuously Callable @100 ......................... 1,675 1,697
Series I , 5 .00% , 7/1/36 , Continuously Callable @100 ......................... 2,000 2,013
Series J2 , 5 .00% , 7/1/43 , Continuously Callable @100 ........................ 10,000 9,907
Massachusetts Housing Finance Agency Revenue , Series 242 , 4 .75% , 12/1/50 , Continuously
Callable @100 ..................................................... 2,000 1,884
53,400
Michigan (2.3%):
Flint Hospital Building Authority Revenue
4 .00% , 7/1/32 , Continuously Callable @100 ............................... 2,525 2,419
4 .00% , 7/1/33 , Continuously Callable @100 ............................... 2,620 2,488
4 .00% , 7/1/34 , Continuously Callable @100 ............................... 2,730 2,564
4 .00% , 7/1/35 , Continuously Callable @100 ............................... 1,635 1,516
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 1,855 1,644
Great Lakes Water Authority Water Supply System Revenue , Series D , 4 .00% , 7/1/32 ,
Continuously Callable @100 ........................................... 13,560 13,688
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 5/1/32 , Continuously Callable @100 ............................... 2,775 2,808
5 .00% , 5/1/33 , Continuously Callable @100 ............................... 2,875 2,908
5 .00% , 5/1/34 , Continuously Callable @100 ............................... 2,965 2,997
5 .00% , 5/1/35 , Continuously Callable @100 ............................... 3,065 3,096
5 .00% , 5/1/36 , Continuously Callable @100 ............................... 2,770 2,798
Michigan Finance Authority Revenue
5 .00% , 11/1/34 , Continuously Callable @100 ............................... 1,000 1,055
5 .00% , 11/1/35 , Continuously Callable @100 ............................... 1,000 1,046
4 .00% , 11/15/35 , Continuously Callable @100 .............................. 6,000 5,789
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 1,000 1,044
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,000 937
5 .00% , 11/1/37 , Continuously Callable @100 ............................... 1,250 1,295
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 2,125 1,270
5 .38% , 11/1/43 , Continuously Callable @100 ............................... 3,530 3,504
4 .00% , 2/15/50 , Continuously Callable @100 ............................... 3,205 2,627
Michigan State Housing Development Authority Revenue
Series A , 4 .95% , 12/1/50 , Continuously Callable @100 ........................ 2,000 1,962
Series D , 4 .45% , 12/1/49 , Continuously Callable @100 ........................ 3,500 3,222
Summit Academy North Revenue , 4 .00% , 11/1/41 , Continuously Callable @103 ......... 2,870 2,373
65,050
Minnesota (0.3%):
City of Minneapolis Revenue , Series A , 5 .00% , 11/15/36 , Continuously Callable @100 ..... 5,000 5,071
Minneapolis-St. Paul Metropolitan Airports Commission Revenue AMT , Series B , 5 .25% ,
1/1/44 , Continuously Callable @100 ..................................... 3,000 3,073
8,144
Mississippi (0.8%):
Mississippi Business Finance Corp. Revenue , 3 .20% , 9/1/28 , Continuously Callable @100 .. 6,000 6,002
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% ,
9/1/30 , Continuously Callable @100 ..................................... 4,685 4,685
Mississippi Home Corp. Revenue , Series A , 4 .90% , 12/1/50 , Continuously Callable @100 ... 3,000 2,880
Mississippi Hospital Equipment & Facilities Authority Revenue
Series A , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 2,240 2,195
Series A , 4 .00% , 1/1/37 , Continuously Callable @100 ......................... 2,260 2,178
Series A , 4 .00% , 1/1/39 , Continuously Callable @100 ......................... 1,850 1,720
Series A , 4 .00% , 1/1/40 , Continuously Callable @100 ......................... 2,675 2,443
22,103

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Missouri (1.7%):
Cape Girardeau County IDA Revenue
5 .00% , 3/1/32 , Continuously Callable @100 ............................... $ 500 $ 514
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 750 759
4 .00% , 3/1/41 , Continuously Callable @100 ............................... 750 677
Series A , 6 .00% , 3/1/33 , Continuously Callable @101 ......................... 1,620 1,639
Health & Educational Facilities Authority of the State of Missouri Revenue
0.00%, 5/15/32 , Continuously Callable @103 (g) ............................ 499 43
0.00%, 5/15/36 , Continuously Callable @103 (g) ............................ 1,465 126
Series A , 5 .00% , 2/1/29 , Continuously Callable @103 ......................... 1,000 1,027
Series A , 5 .00% , 2/1/34 , Continuously Callable @103 ......................... 2,000 2,045
Missouri Development Finance Board Revenue
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 1,000 1,001
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 4,215 4,219
Missouri Housing Development Commission Revenue
Series A , 4 .63% , 11/1/50 , Continuously Callable @100 ........................ 4,555 4,251
Series C , 4 .95% , 11/1/50 , Continuously Callable @100 ........................ 3,000 2,929
Series D , 5 .05% , 11/1/45 , Continuously Callable @100 ........................ 2,000 2,001
Missouri State Environmental Improvement & Energy Resources Authority Revenue , Series
A-R , 2 .90% , 9/1/33 , Continuously Callable @102 ........................... 25,000 22,612
St. Louis County IDA Revenue , Series A , 5 .50% , 9/1/33 , Continuously Callable @100 ..... 2,540 2,542
Stoddard County IDA Revenue , Series B , 6 .00% , 3/1/37 , Continuously Callable @101 ..... 1,640 1,659
48,044
Montana (0.0%):(h)
Montana Board of Housing Revenue , Series A , 4 .85% , 12/1/50 , Continuously Callable @100 1,400 1,343
Nebraska (1.3%):
Central Plains Energy Project Revenue
Series 1 , 5 .00% , 5/1/53 , (Put Date 10/1/29) (b) .............................. 17,000 17,910
Series A , 5 .00% , 9/1/37 .............................................. 3,210 3,396
Douglas County Hospital Authority No. 3 Revenue
5 .00% , 11/1/28 , Continuously Callable @100 ............................... 1,250 1,255
5 .00% , 11/1/30 , Continuously Callable @100 ............................... 1,600 1,606
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
Series S , 4 .00% , 1/1/35 , Continuously Callable @102 ......................... 795 790
Series S , 4 .00% , 1/1/36 , Continuously Callable @102 ......................... 1,240 1,213
Series S , 4 .00% , 1/1/38 , Continuously Callable @102 ......................... 2,595 2,451
Series S , 4 .00% , 1/1/39 , Continuously Callable @102 ......................... 1,800 1,667
Nebraska Investment Finance Authority Revenue
Series A , 4 .60% , 9/1/50 , Continuously Callable @100 ......................... 1,000 932
Series C , 5 .05% , 9/1/45 , Continuously Callable @100 ......................... 2,000 2,027
Series G , 4 .55% , 9/1/44 , Continuously Callable @100 ........................ 1,000 956
Omaha Airport Authority Revenue AMT , 5 .25% , 12/15/49 , Continuously Callable @100 .... 1,750 1,762
35,965
Nevada (1.1%):
Carson City Revenue
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 620 640
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,000 1,029
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 1,000 1,025
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,950 1,955
5 .00% , 9/1/47 , Continuously Callable @100 ............................... 2,775 2,552
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4 .00% , 6/1/35 , Continuously Callable @100 ............................... 1,870 1,876
4 .00% , 6/1/37 , Continuously Callable @100 ............................... 7,345 7,104
4 .00% , 6/1/38 , Continuously Callable @100 ............................... 6,135 5,810
City of Sparks Revenue , Series A , 2 .75% , 6/15/28 (a) .............................. 400 399
Las Vegas Convention & Visitors Authority Revenue
Series C , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 2,000 2,019
Series C , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 4,560 4,604
Reno-Tahoe Airport Authority Revenue AMT , Series A , 5 .25% , 7/1/49 , Continuously Callable
@100 ........................................................... 2,700 2,699
31,712

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New Hampshire (0.8%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/41 , Continuously Callable @103 ............................... $ 5,100 $ 4,320
5 .75% , 8/1/45 , Continuously Callable @100 ............................... 2,000 1,955
Series A , 5 .00% , 11/1/49 , Continuously Callable @100 ........................ 3,000 2,884
Series A , 5 .50% , 6/1/50 , Continuously Callable @100 ......................... 1,500 1,524
New Hampshire Health and Education Facilities Authority Act Revenue
5 .50% , 8/1/50 , Continuously Callable @100 ............................... 1,000 1,037
Series A , 5 .00% , 8/1/34 , Continuously Callable @100 ......................... 2,880 2,992
Series A , 5 .00% , 8/1/35 , Continuously Callable @100 ......................... 2,700 2,788
Series A , 5 .00% , 8/1/36 , Continuously Callable @100 ......................... 2,000 2,049
Series A , 5 .00% , 8/1/37 , Continuously Callable @100 ......................... 1,500 1,524
New Hampshire Housing Finance Authority Revenue , Series C , 4 .63% , 7/1/48 , Continuously
Callable @100 ..................................................... 2,000 1,883
22,956
New Jersey (3.1%):
Casino Reinvestment Development Authority, Inc. Revenue , Series A , 4 .00% , 11/1/44 ,
Continuously Callable @100 ........................................... 1,000 883
City of Atlantic City, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 1,660 1,711
Series B , 5 .00% , 3/1/37 , Continuously Callable @100 ......................... 1,250 1,281
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 630 651
Series A , 5 .00% , 3/1/37 , Continuously Callable @100 ......................... 750 770
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.) , 5 .00% ,
11/15/42 , Continuously Callable @100 ................................... 1,000 1,043
Essex County Improvement Authority Revenue , 4 .00% , 6/15/38 , Continuously Callable @100 550 536
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 2,000 2,035
New Jersey Economic Development Authority Revenue
5 .00% , 11/1/36 , Continuously Callable @100 ............................... 2,000 2,081
4 .00% , 11/1/38 , Continuously Callable @100 ............................... 1,500 1,412
4 .00% , 11/1/39 , Continuously Callable @100 ............................... 2,000 1,846
Series A , 3 .13% , 7/1/29 , Continuously Callable @100 ......................... 665 646
Series A , 3 .38% , 7/1/30 , Continuously Callable @100 ......................... 1,000 968
Series B , 5 .00% , 6/15/37 , Continuously Callable @100 ........................ 16,280 16,757
New Jersey Educational Facilities Authority Revenue
Series B , 5 .50% , 9/1/32 , Continuously Callable @100 ......................... 8,075 8,267
Series F , 4 .00% , 7/1/33 , Continuously Callable @100 ......................... 150 151
Series F , 4 .00% , 7/1/34 , Continuously Callable @100 ......................... 260 260
Series F , 4 .00% , 7/1/35 , Continuously Callable @100 ......................... 975 975
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.)
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 3,000 3,097
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 3,350 3,453
Series A , 4 .00% , 7/1/36 , Continuously Callable @100 ......................... 1,800 1,802
New Jersey Health Care Facilities Financing Authority Revenue
5 .00% , 10/1/33 , Continuously Callable @100 ............................... 2,000 2,101
5 .00% , 10/1/34 , Continuously Callable @100 ............................... 2,000 2,097
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 2,620 2,716
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A , 5 .00% , 7/1/27 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 ......................... 1,500 1,502
New Jersey Housing & Mortgage Finance Agency Revenue , Series M , 5 .05% , 10/1/45 ,
Continuously Callable @100 ........................................... 1,130 1,131
New Jersey Transportation Trust Fund Authority Revenue
Series A , 12/15/38 (d) ................................................ 11,405 6,311
Series AA , 4 .25% , 6/15/44 , Continuously Callable @100 ...................... 1,000 913
Series CC , 4 .13% , 6/15/50 , Continuously Callable @100 ...................... 3,000 2,629
New Jersey Turnpike Authority Revenue , Series B , 4 .00% , 1/1/35 , Continuously Callable
@100 ........................................................... 3,500 3,520

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 12/1/29 , Continuously Callable @100 ............................... $ 500 $ 505
4 .00% , 12/1/30 , Continuously Callable @100 ............................... 750 758
4 .00% , 12/1/31 , Continuously Callable @100 ............................... 500 505
South Jersey Transportation Authority Revenue
4 .50% , 11/1/42 , Continuously Callable @100 ............................... 1,000 974
Series A , 4 .00% , 11/1/40 , Continuously Callable @100 ........................ 4,300 3,974
The Passaic County Improvement Authority Revenue , 5 .25% , 7/1/43 , Continuously Callable
@100 ........................................................... 665 672
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .00% , 6/1/36 , Continuously Callable
@100 ........................................................... 5,000 5,080
88,015
New Mexico (0.6%):
City of Farmington Revenue , Series B , 2 .15% , 4/1/33 , Continuously Callable @101 ....... 10,000 8,456
City of Santa Fe Revenue
Series A , 5 .00% , 5/15/34 , Continuously Callable @103 ........................ 575 578
Series A , 5 .00% , 5/15/39 , Continuously Callable @103 ........................ 480 469
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/39 ,
Continuously Callable @102 ........................................... 1,075 1,001
New Mexico Mortgage Finance Authority Revenue , Series A , 4 .70% , 9/1/50 , Continuously
Callable @100 ..................................................... 5,000 4,624
Village of Los Ranchos de Albuquerque Revenue
4 .00% , 9/1/35 , Continuously Callable @100 ............................... 300 300
4 .00% , 9/1/40 , Continuously Callable @100 ............................... 1,200 1,113
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation
4 .00% , 5/1/33 , Continuously Callable @103 (a) ............................. 600 571
4 .25% , 5/1/40 , Continuously Callable @103 (a) ............................. 1,000 899
18,011
New York (4.8%):
Allegany County Capital Resource Corp. Revenue
Series A , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,390 1,370
Series A , 5 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,500 1,389
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 1,925 1,691
Buffalo & Erie County Industrial Land Development Corp. Revenue , 6 .25% , 5/1/45 ,
Continuously Callable @100 ........................................... 2,000 2,052
Build NYC Resource Corp. Revenue
4 .50% , 6/15/43 , Continuously Callable @100 ............................... 700 630
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 500 488
Series A , 6 .75% , 4/15/43 , Continuously Callable @100 (a) ...................... 1,810 1,830
Series A , 5 .38% , 12/1/46 , Continuously Callable @100 ........................ 500 510
Build NYC Resource Corp. Revenue AMT , 5 .50% , 7/1/50 , Continuously Callable @100 .... 500 502
City of Cortland, GO , 4 .50% , 5/15/26 ........................................ 2,500 2,522
Empire State Development Corp. Revenue
Series A , 4 .00% , 3/15/39 , Continuously Callable @100 ........................ 5,000 4,846
Series E-2 , 4 .00% , 3/15/39 , Continuously Callable @100 ...................... 5,785 5,526
Hudson Yards Infrastructure Corp. Revenue , Series A , 5 .00% , 2/15/38 , Continuously Callable
@100 ........................................................... 2,500 2,540
Metropolitan Transportation Authority Revenue
Series A , 4 .63% , 11/15/50 , Continuously Callable @100 ....................... 665 607
Series C-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 6,295 6,314
Series C-1 , 4 .00% , 11/15/35 , Continuously Callable @100 ..................... 9,040 9,050
Series C-1 , 5 .00% , 11/15/36 , Continuously Callable @100 ..................... 3,705 3,777
Series D-1 , 5 .00% , 11/15/34 , Continuously Callable @100 ..................... 2,000 2,006
Series F , 5 .00% , 11/15/34 , Continuously Callable @100 ....................... 2,000 2,006
Series F , 5 .00% , 11/15/35 , Continuously Callable @100 ....................... 3,000 3,009
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series 2 , 3 .74% ( SOFR + 80 bps ) , 11/1/32 , (Put Date 4/1/26) (b) (c) ................. 3,000 3,005
Series A-1 , 4 .00% , 11/15/41 , Continuously Callable @100 ..................... 9,820 9,208
Monroe County Industrial Development Corp. Revenue
4 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,200 1,107
4 .00% , 12/1/39 , Continuously Callable @100 ............................... 1,200 1,087
Nassau County Local Economic Assistance Corp. Revenue , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 1,008

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New York City Housing Development Corp. Revenue , Series A-1 , 4 .75% , 11/1/50 ,
Continuously Callable @100 ........................................... $ 1,500 $ 1,421
New York City Transitional Finance Authority Future Tax Secured Revenue , 4 .00% , 11/1/38 ,
Continuously Callable @100 ........................................... 1,250 1,215
New York Liberty Development Corp. Revenue
2 .63% , 9/15/69 , Continuously Callable @100 ............................... 3,350 3,105
Series 1 , 5 .00% , 11/15/44 , Continuously Callable @100 (a) ..................... 3,000 2,914
Series A , 2 .10% , 11/15/32 , Continuously Callable @100 ....................... 6,730 5,950
Series A , 2 .20% , 11/15/33 , Continuously Callable @100 ....................... 9,000 7,794
New York State Dormitory Authority Revenue
5 .00% , 12/1/35 , Continuously Callable @100 (a) ............................. 600 576
6 .00% , 7/1/40 , Continuously Callable @100 ............................... 3,180 2,764
Series A , 4 .00% , 9/1/36 , Continuously Callable @100 ......................... 500 476
Series A , 4 .00% , 9/1/37 , Continuously Callable @100 ......................... 350 328
Series A , 4 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,250 1,163
Series A , 4 .00% , 9/1/40 , Continuously Callable @100 ......................... 750 667
Series A , 4 .00% , 3/15/41 , Continuously Callable @100 ........................ 21,605 19,934
Series A , 4 .25% , 7/1/50 , Continuously Callable @100 ......................... 1,250 1,053
Series A-1 , 4 .00% , 7/1/40 , Continuously Callable @100 ....................... 4,535 4,230
Series A-1 , 5 .50% , 7/1/50 , Continuously Callable @100 ....................... 250 262
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 10/1/27 , Continuously Callable @100 ........................ 1,000 1,002
Series A , 5 .00% , 10/1/28 , Continuously Callable @100 ........................ 1,000 1,002
Series A , 5 .00% , 10/1/29 , Continuously Callable @100 ........................ 1,300 1,302
New York Transportation Development Corp. Revenue AMT , 6 .00% , 6/30/44 , Continuously
Callable @100 ..................................................... 500 525
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.) ,
4 .25% , 6/30/42 , Continuously Callable @100 ............................... 4,565 4,083
Onondaga Civic Development Corp. Revenue , 5 .13% , 8/1/44 , Continuously Callable @100 .. 500 431
Saratoga County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/28 , Continuously
Callable @100 ..................................................... 790 791
State of New York Mortgage Agency Homeowner Mortgage Revenue , Series 266 , 4 .65% ,
10/1/50 , Continuously Callable @100 .................................... 2,500 2,324
Town of Oyster Bay, GO , 4 .00% , 2/15/26 ...................................... 3,000 3,025
Westchester County Local Development Corp. Revenue , 5 .00% , 7/1/38 , Continuously Callable
@100 ........................................................... 750 767
137,184
North Carolina (0.6%):
Nash Health Care Systems Revenue , 5 .75% , 2/1/50 , Continuously Callable @100 ......... 500 517
North Carolina Medical Care Commission Revenue
5 .00% , 10/1/25 .................................................... 320 320
5 .00% , 10/1/30 , Continuously Callable @100 ............................... 1,850 1,852
5 .00% , 10/1/40 , Continuously Callable @103 ............................... 1,050 1,002
4 .50% , 12/1/44 , Continuously Callable @100 ............................... 8,000 7,030
5 .00% , 10/1/45 , Continuously Callable @103 ............................... 1,000 906
Series A , 4 .00% , 9/1/40 , Continuously Callable @100 ......................... 3,050 2,583
Series A , 4 .00% , 10/1/40 , Continuously Callable @103 ........................ 600 536
Series A , 5 .00% , 10/1/45 , Continuously Callable @103 ........................ 1,800 1,742
16,488
North Dakota (0.6%):
City of Grand Forks Revenue
4 .00% , 12/1/36 , Continuously Callable @100 ............................... 2,475 2,312
4 .00% , 12/1/38 , Continuously Callable @100 ............................... 1,100 992
4 .00% , 12/1/40 , Continuously Callable @100 ............................... 1,700 1,497
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 1,750 1,541
Series A , 5 .00% , 12/1/42 , Continuously Callable @100 ........................ 350 356
Series A , 5 .00% , 12/1/43 , Continuously Callable @100 ........................ 695 702
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 4,500 4,138
North Dakota Housing Finance Agency Revenue
Series A , 5 .00% , 7/1/50 , Continuously Callable @100 ......................... 1,500 1,474
Series D , 4 .65% , 7/1/49 , Continuously Callable @100 ........................ 3,000 2,786
15,798

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
18
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ohio (4.1%):
Akron Bath Copley Joint Township Hospital District Revenue
4 .00% , 11/15/36 , Continuously Callable @100 .............................. $ 1,000 $ 1,010
4 .00% , 11/15/37 , Continuously Callable @100 .............................. 800 797
4 .00% , 11/15/38 , Continuously Callable @100 .............................. 500 490
City of Centerville Revenue , 5 .25% , 11/1/37 , Continuously Callable @100 .............. 2,250 2,168
Cleveland-Cuyahoga County Port Authority Revenue , Series A , 5 .88% , 1/1/49 , Continuously
Callable @102 (a) ................................................... 640 605
Columbus Regional Airport Authority Revenue AMT , Series A , 5 .50% , 1/1/50 , Continuously
Callable @100 ..................................................... 6,000 6,138
County of Allen Hospital Facilities Revenue
4 .00% , 12/1/40 , Continuously Callable @100 ............................... 7,500 6,890
Series A , 4 .00% , 8/1/36 , Continuously Callable @100 ......................... 5,000 4,889
Series A , 4 .00% , 8/1/37 , Continuously Callable @100 ......................... 10,800 10,374
County of Cuyahoga Revenue
4 .00% , 2/15/29 , Continuously Callable @100 ............................... 7,430 7,476
5 .00% , 2/15/37 , Continuously Callable @100 ............................... 4,000 3,959
County of Fayette Revenue , 5 .25% , 12/1/49 , Continuously Callable @100 .............. 2,000 2,023
County of Hamilton Revenue
5 .00% , 1/1/31 , Continuously Callable @100 ............................... 1,350 1,354
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 1,400 1,364
5 .00% , 9/15/39 , Continuously Callable @100 ............................... 1,375 1,376
5 .00% , 9/15/40 , Continuously Callable @100 ............................... 1,100 1,090
Series A , 5 .50% , 1/1/43 , Continuously Callable @103 ......................... 750 755
Series A , 5 .50% , 8/1/51 , Continuously Callable @100 ......................... 1,500 1,457
County of Hamilton Sales Tax Revenue (INS - AMBAC Assurance Corp.) , Series B , 12/1/25 (d) 4,365 4,338
County of Hardin Revenue , 5 .25% , 5/1/40 , Continuously Callable @103 ............... 2,000 1,830
County of Montgomery Revenue
3 .00% , 11/15/36 , Continuously Callable @100 .............................. 7,000 5,850
5 .00% , 11/15/37 , Continuously Callable @100 .............................. 2,200 2,232
5 .25% , 9/1/49 , Continuously Callable @100 ............................... 1,000 987
County of Ross Revenue , 5 .00% , 12/1/44 , Continuously Callable @100 ................ 2,405 2,302
County of Warren Revenue , 5 .00% , 7/1/49 , Continuously Callable @100 ............... 2,360 2,195
Ohio Higher Educational Facility Commission Revenue
5 .00% , 5/1/45 , Continuously Callable @100 ............................... 790 767
5 .25% , 5/1/49 , Continuously Callable @100 ............................... 3,000 2,957
Series 2025 , 5 .50% , 10/1/50 , Continuously Callable @100 ..................... 1,735 1,631
Ohio Housing Finance Agency Revenue
Series A , 4 .65% , 9/1/50 , Continuously Callable @100 ......................... 5,000 4,714
Series C , 4 .65% , 9/1/49 , Continuously Callable @100 ......................... 1,000 935
Southeastern Ohio Port Authority Revenue
5 .50% , 12/1/29 , Continuously Callable @100 ............................... 750 750
5 .00% , 12/1/35 , Continuously Callable @100 ............................... 750 679
State of Ohio Revenue
4 .00% , 11/15/36 , Continuously Callable @100 .............................. 1,260 1,188
4 .00% , 11/15/38 , Continuously Callable @100 .............................. 1,270 1,166
4 .00% , 11/15/40 , Continuously Callable @100 .............................. 655 582
Series A , 5 .00% , 1/15/34 , Continuously Callable @100 ........................ 7,210 7,255
Series A , 5 .00% , 1/15/35 , Continuously Callable @100 ........................ 6,000 6,037
Series A , 5 .00% , 1/15/36 , Continuously Callable @100 ........................ 3,070 3,093
Series A , 4 .00% , 1/15/38 , Continuously Callable @100 ........................ 1,000 954
Series A , 4 .00% , 1/15/40 , Continuously Callable @100 ........................ 1,800 1,662
Summit County Development Finance Authority Revenue , 5 .50% , 12/1/43 , Continuously
Callable @100 ..................................................... 1,500 1,530
Village of Bluffton Revenue
5 .00% , 12/1/31 , Continuously Callable @100 ............................... 1,500 1,561
4 .00% , 12/1/32 , Continuously Callable @100 ............................... 1,500 1,508
4 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,600 1,602
4 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,795 1,777
116,297
Oklahoma (0.3%):
Oklahoma Development Finance Authority Revenue , Series B , 5 .00% , 8/15/33 , Continuously
Callable @100 ..................................................... 4,100 4,141

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Pontotoc County Educational Facilities Authority Revenue , 4 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... $ 2,000 $ 1,802
Tulsa County Industrial Authority Revenue
5 .00% , 11/15/28 , Continuously Callable @102 .............................. 940 961
5 .00% , 11/15/30 , Continuously Callable @102 .............................. 1,780 1,820
8,724
Oregon (0.2%):
Clackamas County Hospital Facility Authority Revenue
Series A , 5 .00% , 11/15/32 , Continuously Callable @102 ....................... 1,000 1,022
Series A , 5 .00% , 11/15/37 , Continuously Callable @102 ....................... 500 499
Oregon State Facilities Authority Revenue
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 275 283
Series A , 5 .00% , 10/1/40 , Continuously Callable @100 ........................ 1,750 1,742
Port of Portland Airport Revenue AMT , Series 30A , 5 .25% , 7/1/49 , Continuously Callable
@100 ........................................................... 1,500 1,508
Salem Hospital Facility Authority Revenue , 4 .00% , 5/15/40 , Continuously Callable @103 ... 800 687
5,741
Pennsylvania (9.7%):
Adams County General Authority Revenue , 5 .00% , 8/15/50 , Continuously Callable @100 ... 1,000 962
Allegheny County Airport Authority Revenue AMT , Series A , 5 .50% , 1/1/50 , Continuously
Callable @100 ..................................................... 2,000 2,052
Allegheny County Hospital Development Authority Revenue
Series A , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... 7,315 7,538
Series A , 5 .00% , 4/1/36 , Continuously Callable @100 ......................... 8,000 8,155
Series A , 4 .00% , 7/15/38 , Continuously Callable @100 ........................ 1,500 1,398
Series A , 4 .00% , 7/15/39 , Continuously Callable @100 ........................ 3,495 3,187
Allegheny County Sanitary Authority Revenue , 4 .00% , 12/1/49 , Continuously Callable @100 1,000 861
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00% , 12/1/33 , Continuously Callable @100 ............................... 1,500 1,514
4 .00% , 12/1/34 , Continuously Callable @100 ............................... 1,475 1,483
Allentown Commercial and IDA Revenue
5 .75% , 6/15/43 , Continuously Callable @100 ............................... 600 612
5 .00% , 7/1/45 , Continuously Callable @100 (a) ............................. 2,500 2,326
Allentown Neighborhood Improvement Zone Development Authority Revenue , 6 .00% , 5/1/42 ,
Continuously Callable @100 (a) ......................................... 750 762
Bucks County IDA Revenue
5 .00% , 10/1/30 , Continuously Callable @102 ............................... 325 332
5 .00% , 10/1/31 , Continuously Callable @102 ............................... 450 459
5 .00% , 10/1/37 , Continuously Callable @102 ............................... 2,260 2,264
Butler County Hospital Authority Revenue , 5 .00% , 7/1/35 , Continuously Callable @100 .... 1,885 1,770
Chester County IDA Revenue
5 .63% , 10/15/42 , Continuously Callable @100 (a) ............................ 8,875 8,608
4 .25% , 10/1/44 , Continuously Callable @100 (a) ............................. 1,075 917
4 .50% , 10/1/49 , Continuously Callable @100 (a) ............................. 800 673
Series A , 5 .13% , 10/15/37 , Continuously Callable @100 ....................... 2,750 2,577
Chester County IDA Revenue (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
8/1/48 , Continuously Callable @100 ..................................... 10,000 8,175
Clairton Municipal Authority Revenue , Series B , 4 .38% , 12/1/42 , Continuously Callable @100 2,250 2,058
Commonwealth Financing Authority Revenue , Series A , 5 .00% , 6/1/34 , Continuously Callable
@100 ........................................................... 5,000 5,008
Commonwealth of Pennsylvania Certificate of Participation
Series A , 5 .00% , 7/1/34 , Continuously Callable @100 ......................... 1,350 1,411
Series A , 5 .00% , 7/1/35 , Continuously Callable @100 ......................... 750 777
Series A , 5 .00% , 7/1/37 , Continuously Callable @100 ......................... 800 820
County of Beaver, GO (INS - Build America Mutual Assurance Co.) , 4 .00% , 4/15/30 ,
Continuously Callable @100 ........................................... 4,490 4,563
County of Lehigh Revenue
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 2,000 1,954
4 .00% , 7/1/38 , Continuously Callable @100 ............................... 2,000 1,920
4 .00% , 7/1/39 , Continuously Callable @100 ............................... 2,000 1,884
County of Luzerne, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% , 11/15/29 ,
Continuously Callable @100 ........................................... 5,000 5,016

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
20
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Cumberland County Municipal Authority Revenue
4 .00% , 11/1/36 , Continuously Callable @100 ............................... $ 1,250 $ 1,220
4 .00% , 11/1/37 , Continuously Callable @100 ............................... 2,130 2,045
Dauphin County General Authority Revenue
Series A , 4 .00% , 6/1/30 , Continuously Callable @100 ......................... 2,000 2,014
Series A , 4 .00% , 6/1/31 , Continuously Callable @100 ......................... 1,000 1,009
Delaware County Authority Revenue
5 .00% , 10/1/30 .................................................... 1,200 1,231
5 .00% , 10/1/35 , Continuously Callable @100 ............................... 2,220 2,233
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 2,250 2,172
General Authority of Southcentral Pennsylvania Revenue , 5 .25% , 5/1/50 , Continuously
Callable @100 ..................................................... 2,000 1,926
Lancaster Higher Education Authority Revenue , Series A , 5 .00% , 10/1/42 , Continuously
Callable @100 ..................................................... 3,360 3,147
Lancaster Municipal Authority Revenue , Series A , 5 .00% , 5/1/44 , Continuously Callable @103 1,200 1,182
Latrobe IDA Revenue
4 .00% , 3/1/40 , Continuously Callable @100 ............................... 250 215
4 .00% , 3/1/41 , Continuously Callable @100 ............................... 250 211
4 .00% , 3/1/46 , Continuously Callable @100 ............................... 750 592
Lehigh County General Purpose Authority Revenue
5 .00% , 2/1/43 , Continuously Callable @100 ............................... 1,520 1,473
5 .00% , 2/1/44 , Continuously Callable @100 ............................... 2,000 1,918
Montgomery County Higher Education & Health Authority Revenue
5 .00% , 9/1/34 , Continuously Callable @100 ............................... 1,750 1,830
5 .00% , 9/1/35 , Continuously Callable @100 ............................... 1,850 1,925
4 .00% , 9/1/36 , Continuously Callable @100 ............................... 1,100 1,072
4 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,000 957
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 1,750 1,788
4 .00% , 9/1/38 , Continuously Callable @100 ............................... 900 844
4 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 916
Montgomery County IDA Revenue
5 .00% , 11/1/44 , Continuously Callable @100 ............................... 1,440 1,327
5 .25% , 11/1/49 , Continuously Callable @100 ............................... 1,340 1,213
Montour School District, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 4/1/33 , Continuously Callable @100 ......................... 1,000 1,001
Series B , 5 .00% , 4/1/34 , Continuously Callable @100 ......................... 1,500 1,502
Series B , 5 .00% , 4/1/35 , Continuously Callable @100 ......................... 1,500 1,502
Northampton County General Purpose Authority Revenue , 4 .00% , 8/15/48 , Continuously
Callable @100 ..................................................... 2,335 1,899
Northeastern Pennsylvania Hospital and Education Authority Revenue , Series A , 5 .00% ,
3/1/37 , Continuously Callable @100 ..................................... 1,525 1,490
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/33 , Continuously Callable @103 ............................... 1,750 1,743
4 .00% , 7/1/41 , Continuously Callable @103 ............................... 1,050 913
Series A-2 , 4 .00% , 5/15/43 , Continuously Callable @100 ...................... 1,125 977
Series B-2 , 5 .00% , 7/1/42 , Continuously Callable @103 ....................... 3,000 2,941
Pennsylvania Higher Educational Facilities Authority Revenue , Series B-1 , 4 .25% , 11/1/48 ,
Continuously Callable @100 ........................................... 10,000 8,941
Pennsylvania Housing Finance Agency Revenue
Series 145A , 4 .60% , 10/1/44 , Continuously Callable @100 ..................... 3,000 2,881
Series 146A , 4 .50% , 10/1/44 , Continuously Callable @100 ..................... 3,000 2,868
Series 147A , 4 .70% , 10/1/49 , Continuously Callable @100 ..................... 2,000 1,919
Series 148A , 4 .75% , 10/1/50 , Continuously Callable @100 ..................... 5,000 4,714
Series 149A , 5 .10% , 10/1/45 , Continuously Callable @100 ..................... 2,000 2,004
Pennsylvania Turnpike Commission Revenue
5 .00% , 6/1/36 , Continuously Callable @100 ............................... 8,255 8,288
5 .00% , 12/1/41 , Continuously Callable @100 ............................... 2,000 2,075
Series B , 4 .00% , 6/1/34 , Continuously Callable @100 ......................... 20,000 20,173
Series B , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 2,000 2,008
Philadelphia Housing Authority Revenue , Series A , 5 .25% , 3/1/45 , Continuously Callable
@100 ........................................................... 2,000 2,018
Philadelphia IDA Revenue
5 .00% , 5/1/35 , Continuously Callable @100 ............................... 750 782

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
21
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 5/1/38 , Continuously Callable @100 ............................... $ 2,500 $ 2,548
5 .00% , 6/15/40 , Continuously Callable @100 (a) ............................. 900 869
5 .50% , 6/15/43 , Continuously Callable @100 (a) ............................. 1,750 1,623
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series B , 4 .00% , 9/1/35 , Continuously Callable @100 ......................... 300 302
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 2,000 2,054
5 .00% , 3/1/37 , Continuously Callable @100 ............................... 1,500 1,538
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E , 5 .00% , 12/1/32 , Continuously Callable @100 ........................ 1,000 1,047
Series E , 5 .00% , 12/1/33 , Continuously Callable @100 ........................ 1,600 1,672
Series E , 5 .00% , 12/1/35 , Continuously Callable @100 ........................ 750 782
State Public School Building Authority Revenue , Series A , 5 .00% , 6/1/29 , Continuously
Callable @100 ..................................................... 10,000 10,273
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 6/1/31 , Continuously Callable @100 ......................... 6,100 6,260
Series A , 4 .00% , 12/1/31 , Continuously Callable @100 ........................ 13,085 13,254
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 1,000 1,017
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 501 538
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 6,720 6,014
Series B1 , 0.00% , 6/30/44 , Continuously Callable @88 (f) ...................... 3,358 2,348
The School District of Philadelphia, GO
Series A , 5 .00% , 9/1/35 , Continuously Callable @100 ......................... 1,000 1,041
Series A , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 1,000 1,032
Series A , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,024
Series A , 4 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,700 1,611
Series A , 4 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,600 1,491
Series F , 5 .00% , 9/1/31 , Continuously Callable @100 ......................... 9,895 10,081
Series F , 5 .00% , 9/1/32 , Continuously Callable @100 ......................... 5,000 5,089
Series F , 5 .00% , 9/1/33 , Continuously Callable @100 ......................... 3,600 3,661
Series F , 5 .00% , 9/1/34 , Continuously Callable @100 ......................... 4,250 4,318
The School District of the City of Erie, GO (INS - Assured Guaranty Municipal Corp.) , Series
A , 4 .00% , 4/1/33 , Continuously Callable @100 ............................. 1,150 1,166
Westmoreland County IDA Revenue , Series A , 4 .00% , 7/1/37 , Continuously Callable @100 . 1,400 1,313
Wilkes-Barre Finance Authority Revenue , 4 .00% , 3/1/42 , Continuously Callable @100 ..... 2,600 2,165
275,266
Rhode Island (0.7%):
Rhode Island Health and Educational Building Corp. Revenue
5 .00% , 5/15/40 , Continuously Callable @100 ............................... 575 586
5 .00% , 5/15/41 , Continuously Callable @100 ............................... 625 631
5 .00% , 5/15/42 , Continuously Callable @100 ............................... 750 750
5 .00% , 5/15/43 , Continuously Callable @100 ............................... 675 667
5 .00% , 5/15/44 , Continuously Callable @100 ............................... 750 732
Rhode Island Housing & Mortgage Finance Corp. Revenue
4 .60% , 10/1/44 , Continuously Callable @100 ............................... 3,000 2,848
Series 85-A , 4 .65% , 10/1/50 , Continuously Callable @100 ..................... 3,000 2,816
Rhode Island Turnpike & Bridge Authority Revenue
Series A , 5 .00% , 10/1/33 , Continuously Callable @100 ........................ 1,350 1,364
Series A , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 4,345 4,386
Tobacco Settlement Financing Corp. Revenue
Series A , 5 .00% , 6/1/28 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 5 .00% , 6/1/29 , Continuously Callable @100 ......................... 2,000 2,002
Series A , 5 .00% , 6/1/30 , Continuously Callable @100 ......................... 2,500 2,503
21,287
South Carolina (0.9%):
Charleston County Airport District Revenue AMT , Series A , 5 .25% , 7/1/49 , Continuously
Callable @100 ..................................................... 3,250 3,298
Charleston Housing Authority Revenue , 4 .50% , 9/1/35 , Continuously Callable @100 ...... 2,000 1,992
Lexington County Health Services District, Inc. Revenue
4 .00% , 11/1/31 , Continuously Callable @100 ............................... 1,000 1,010
4 .00% , 11/1/32 , Continuously Callable @100 ............................... 1,000 1,006

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
22
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Patriots Energy Group Financing Agency Revenue , Series A1 , 5 .25% , 10/1/54 , (Put Date
8/1/31) (b) ........................................................ $ 3,000 $ 3,200
South Carolina Jobs-Economic Development Authority Revenue
5 .50% , 11/15/44 , Continuously Callable @100 .............................. 500 480
Series C , 5 .63% , 9/1/50 , Continuously Callable @100 ......................... 1,100 1,075
South Carolina Public Service Authority Revenue
Series A , 5 .00% , 12/1/34 , Continuously Callable @100 ........................ 9,835 9,903
Series B , 4 .13% , 12/1/44 , Continuously Callable @100 ........................ 1,880 1,676
South Carolina State Housing Finance & Development Authority Revenue
Series A , 4 .65% , 7/1/50 , Continuously Callable @100 ......................... 2,500 2,323
Series B , 5 .00% , 7/1/50 , Continuously Callable @100 ......................... 1,000 988
26,951
South Dakota (0.2%):
South Dakota Housing Development Authority Revenue
Series A , 4 .70% , 5/1/50 , Continuously Callable @100 ......................... 4,250 4,000
Series C , 5 .00% , 11/1/45 , Continuously Callable @100 ........................ 2,000 2,004
Series C , 4 .70% , 11/1/49 , Continuously Callable @100 ........................ 1,000 945
6,949
Tennessee (1.1%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/37 , Continuously
Callable @100 ..................................................... 3,500 3,539
Knox County Health Educational & Housing Facility Board Revenue
Series A-1 , 5 .00% , 7/1/39 , Continuously Callable @100 ....................... 450 467
Series A-1 , 5 .00% , 7/1/40 , Continuously Callable @100 ....................... 420 433
Series A-1 , 5 .00% , 7/1/41 , Continuously Callable @100 ....................... 825 845
Series A-1 , 5 .00% , 7/1/42 , Continuously Callable @100 ....................... 1,100 1,118
Series A-1 , 5 .00% , 7/1/43 , Continuously Callable @100 ....................... 550 556
Series A-1 , 5 .00% , 7/1/44 , Continuously Callable @100 ....................... 625 628
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue , 5 .00% , 7/1/40 , Continuously Callable @100 ................... 5,500 5,505
New Memphis Arena Public Building Authority Revenue
4/1/32 , Continuously Callable @98 (d) .................................... 875 662
4/1/33 , Continuously Callable @96 (d) .................................... 625 443
4/1/34 , Continuously Callable @94 (d) .................................... 875 585
4/1/35 , Continuously Callable @92 (d) .................................... 875 549
Shelby County Health & Educational Facilities Board Revenue , Series A1 , 5 .00% , 6/1/44 ,
Continuously Callable @100 (a) ......................................... 1,000 940
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (b) .............. 12,500 13,332
Tennessee Energy Acquisition Corp. Revenue , Series A , 5 .00% , 12/1/35 , Continuously Callable
@100 ........................................................... 1,600 1,694
Tennessee Housing Development Agency Revenue , Series 1A , 5 .00% , 7/1/50 , Continuously
Callable @100 ..................................................... 500 488
31,784
Texas (8.7%):
Arlington Higher Education Finance Corp. Revenue , 4 .88% , 6/15/56 , (Put Date 6/15/26) (a) (b) 2,000 2,000
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 2/15/44 , Continuously Callable @100 ............................... 10,000 8,816
4 .13% , 8/15/49 , Continuously Callable @100 ............................... 4,600 3,894
4 .50% , 8/15/50 , Continuously Callable @100 ............................... 1,250 1,142
Austin Convention Enterprises, Inc. Revenue , Series A , 5 .00% , 1/1/34 , Continuously Callable
@100 ........................................................... 1,105 1,107
Barbers Hill Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
2/15/49 , Continuously Callable @100 .................................... 5,000 4,359
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5 .00% , 12/1/25 .................................................... 2,740 2,745
5 .00% , 12/1/27 , Continuously Callable @100 ............................... 2,990 2,993
5 .00% , 12/1/28 , Continuously Callable @100 ............................... 1,640 1,641
5 .00% , 12/1/29 , Continuously Callable @100 ............................... 1,600 1,601
5 .00% , 12/1/30 , Continuously Callable @100 ............................... 1,700 1,700
5 .25% , 12/1/35 , Continuously Callable @100 ............................... 5,150 5,150
Central Texas Regional Mobility Authority Revenue , 1/1/26 (d) ...................... 2,535 2,513
City of Arlington Special Tax Revenue (INS - Build America Mutual Assurance Co.)
Series C , 5 .00% , 2/15/34 , Continuously Callable @100 ........................ 1,500 1,572

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
23
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series C , 5 .00% , 2/15/35 , Continuously Callable @100 ........................ $ 1,500 $ 1,570
Series C , 5 .00% , 2/15/36 , Continuously Callable @100 ........................ 3,100 3,238
Series C , 5 .00% , 2/15/37 , Continuously Callable @100 ........................ 3,305 3,432
Series C , 5 .00% , 2/15/38 , Continuously Callable @100 ........................ 4,380 4,520
City of Corpus Christi Utility System Revenue
4 .00% , 7/15/32 , Continuously Callable @100 ............................... 1,800 1,818
4 .00% , 7/15/33 , Continuously Callable @100 ............................... 1,100 1,111
4 .00% , 7/15/34 , Continuously Callable @100 ............................... 1,050 1,059
4 .00% , 7/15/35 , Continuously Callable @100 ............................... 1,000 989
City of Galveston Wharves & Terminal Revenue AMT , Series A , 5 .50% , 8/1/41 , Continuously
Callable @100 ..................................................... 500 520
City of Houston Airport System Revenue AMT
Series A , 5 .50% , 7/1/45 , Continuously Callable @100 ......................... 500 523
Series B , 5 .50% , 7/15/39 , Continuously Callable @100 ........................ 3,000 3,095
City of Houston Hotel Occupancy Tax & Special Revenue
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 2,300 2,303
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,000 1,001
5 .00% , 9/1/32 , Continuously Callable @100 ............................... 5,615 5,622
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 5,345 5,351
5 .00% , 9/1/34 , Continuously Callable @100 ............................... 2,150 2,152
5 .00% , 9/1/35 , Continuously Callable @100 ............................... 1,575 1,577
City of Laredo Waterworks & Sewer System Revenue
4 .00% , 3/1/32 , Continuously Callable @100 ............................... 740 744
4 .00% , 3/1/33 , Continuously Callable @100 ............................... 1,000 1,005
4 .00% , 3/1/34 , Continuously Callable @100 ............................... 1,000 1,005
4 .00% , 3/1/36 , Continuously Callable @100 ............................... 1,500 1,446
Clifton Higher Education Finance Corp. Revenue
Series A , 4 .00% , 8/15/38 , Continuously Callable @100 ........................ 1,085 1,040
Series A , 4 .00% , 8/15/39 , Continuously Callable @100 ........................ 1,130 1,065
Series A , 4 .00% , 8/15/40 , Continuously Callable @100 ........................ 1,180 1,093
Series A , 4 .00% , 8/15/41 , Continuously Callable @100 ........................ 1,225 1,117
Series A , 4 .00% , 8/15/42 , Continuously Callable @100 ........................ 1,035 928
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/33 , Continuously Callable @100 ............................... 2,130 2,156
4 .00% , 8/15/34 , Continuously Callable @100 ............................... 2,275 2,288
4 .00% , 8/15/35 , Continuously Callable @100 ............................... 2,375 2,373
4 .00% , 8/15/36 , Continuously Callable @100 ............................... 3,710 3,646
4 .00% , 8/15/37 , Continuously Callable @100 ............................... 3,860 3,731
4 .00% , 8/15/38 , Continuously Callable @100 ............................... 4,015 3,809
4 .00% , 8/15/39 , Continuously Callable @100 ............................... 4,305 4,009
Series A , 4 .00% , 8/15/32 , Continuously Callable @100 ........................ 1,300 1,307
El Paso County Hospital District Revenue (INS - Build America Mutual Assurance Co.) ,
4 .13% , 2/15/49 , Continuously Callable @100 ............................... 1,000 869
EP Cimarron Ventanas PFC Revenue , 4 .13% , 12/1/39 , Continuously Callable @100 ....... 2,000 1,858
EP Essential Housing WF PFC Revenue , 4 .25% , 12/1/34 , Continuously Callable @100 ..... 1,150 1,161
Grayson County Junior College District, GO , 4 .00% , 2/15/49 , Continuously Callable @100 .. 1,350 1,138
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/28 ,
Continuously Callable @100 ........................................... 890 831
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance
Co.)
5 .00% , 3/1/30 , Continuously Callable @100 ............................... 750 751
5 .00% , 3/1/31 , Continuously Callable @100 ............................... 2,030 2,033
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America
Mutual Assurance Co.)
5 .00% , 9/1/29 , Continuously Callable @100 ............................... 1,215 1,216
5 .00% , 9/1/30 , Continuously Callable @100 ............................... 1,380 1,381
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 2,000 2,002
5 .00% , 9/1/32 , Continuously Callable @100 ............................... 1,500 1,502
5 .00% , 9/1/33 , Continuously Callable @100 ............................... 2,680 2,683
Matagorda County Navigation District No. 1 Revenue , Series B-2 , 4 .00% , 6/1/30 ,
Continuously Callable @100 ........................................... 5,405 5,407
Mesquite Health Facilities Development Corp. Revenue
0.00%, 2/15/26 (g) .................................................. 1,049 12

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
24
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
0.00%, 2/15/35 , Continuously Callable @100 (g) ............................ $ 364 $ 4
Mission Economic Development Corp. Revenue AMT , 5 .00% , 12/1/64 , (Put Date 6/1/30) (b) . 800 815
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A , 5 .00% , 7/1/30 , Continuously Callable @100 (g) ...................... 7,500 7,165
Series B2 , 4 .63% , 10/1/30 , Continuously Callable @100 ....................... 1,000 988
Series B3 , 4 .25% , 10/1/30 , Continuously Callable @100 ....................... 1,000 1,003
Newark Higher Education Finance Corp. Revenue
4 .00% , 4/1/32 , Continuously Callable @100 ............................... 1,635 1,644
4 .00% , 4/1/33 , Continuously Callable @100 ............................... 2,000 2,010
4 .00% , 4/1/34 , Continuously Callable @100 ............................... 4,470 4,422
4 .00% , 4/1/35 , Continuously Callable @100 ............................... 1,650 1,590
4 .00% , 4/1/36 , Continuously Callable @100 ............................... 2,150 2,039
North East Texas Regional Mobility Authority Revenue
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 7,000 7,019
Series B , 5 .00% , 1/1/36 , Continuously Callable @100 ......................... 5,485 5,508
North Texas Tollway Authority Revenue
Series A , 4 .00% , 1/1/43 , Continuously Callable @100 ......................... 14,120 12,684
Series A , 4 .00% , 1/1/44 , Continuously Callable @100 ......................... 1,085 952
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.) , Series 1 , 1/1/29 (d) . 20,000 18,272
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B , 4 .00% , 1/1/35 , Continuously Callable @100 ......................... 2,000 2,002
Series B , 4 .00% , 1/1/36 , Continuously Callable @100 ......................... 1,695 1,676
Port of Port Arthur Navigation District Revenue , Series C , 2 .35% , 4/1/40 (e) ............. 4,680 4,680
San Antonio Education Facilities Corp. Revenue
4 .00% , 4/1/39 , Continuously Callable @100 ............................... 700 637
4 .00% , 4/1/40 , Continuously Callable @100 ............................... 1,000 892
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 895 782
5 .25% , 10/1/45 , Continuously Callable @100 ............................... 2,000 1,962
5 .00% , 10/1/50 , Continuously Callable @100 ............................... 1,250 1,119
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/30 , Continuously Callable @100 .............................. 2,145 2,199
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 2,250 2,303
5 .00% , 11/15/32 , Continuously Callable @100 .............................. 2,365 2,418
5 .00% , 11/15/37 , Continuously Callable @100 .............................. 2,175 2,160
5 .00% , 10/1/44 , Continuously Callable @103 ............................... 2,200 2,119
Texas Department of Housing & Community Affairs Revenue , Series B , 5 .00% , 7/1/50 ,
Continuously Callable @100 ........................................... 600 595
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/30 .......... 9,835 10,518
Texas Private Activity Bond Surface Transportation Corp. Revenue
4 .00% , 6/30/38 , Continuously Callable @100 ............................... 3,300 3,088
4 .00% , 12/31/38 , Continuously Callable @100 .............................. 3,850 3,574
4 .00% , 6/30/39 , Continuously Callable @100 ............................... 2,150 1,979
247,538
Utah (0.1%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/36 , Continuously Callable @103 ....................... 1,045 955
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @103 ....................... 1,000 858
1,813
Vermont (0.4%):
Vermont Economic Development Authority Revenue
4 .00% , 5/1/37 , Continuously Callable @103 ............................... 4,190 3,659
Series B , 4 .00% , 5/1/33 , Continuously Callable @103 ......................... 3,950 3,665
Vermont Educational & Health Buildings Financing Agency Revenue
5 .75% , 10/1/43 , Continuously Callable @100 (a) ............................. 3,000 2,770
Series A , 5 .00% , 12/1/36 , Continuously Callable @100 ........................ 2,500 2,518
12,612
Virgin Islands (0.2%):
Virgin Islands Public Finance Authority Revenue , 5 .00% , 9/1/30 (a) ................... 6,500 6,500
Virginia (1.2%):
Chesapeake Hospital Authority Revenue
4 .00% , 7/1/36 , Continuously Callable @100 ............................... 1,175 1,141
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 1,205 1,147

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
25
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 2 .50% , 6/1/63 , (Put Date 9/4/25) (a) (b) (e) ................ $ 1,700 $ 1,700
Salem Economic Development Authority Revenue
5 .50% , 4/1/45 , Continuously Callable @100 ............................... 530 536
6 .00% , 4/1/50 , Continuously Callable @100 ............................... 235 243
Stafford County Economic Development Authority Revenue
5 .00% , 6/15/33 , Continuously Callable @100 ............................... 750 758
5 .00% , 6/15/34 , Continuously Callable @100 ............................... 2,620 2,646
5 .00% , 6/15/35 , Continuously Callable @100 ............................... 1,930 1,948
Virginia College Building Authority Revenue
4 .00% , 2/1/36 , Continuously Callable @100 ............................... 3,000 3,001
6 .00% , 6/1/50 , Continuously Callable @100 ............................... 1,500 1,583
Virginia Housing Development Authority Revenue
Series A , 4 .60% , 9/1/50 , Continuously Callable @100 ......................... 1,500 1,386
Series D , 4 .65% , 1/1/50 , Continuously Callable @100 ........................ 2,000 1,853
Series E , 4 .63% , 7/1/50 , Continuously Callable @100 ......................... 1,250 1,157
Series H , 4 .63% , 12/1/49 , Continuously Callable @100 ........................ 1,200 1,118
Virginia Small Business Financing Authority Revenue
Series A , 4 .00% , 1/1/37 , Continuously Callable @103 ......................... 500 481
Series A , 4 .00% , 1/1/38 , Continuously Callable @103 ......................... 6,000 5,678
Series A , 4 .00% , 1/1/39 , Continuously Callable @103 ......................... 7,000 6,500
Series A , 4 .50% , 12/1/44 , Continuously Callable @102 ........................ 1,850 1,681
34,557
Washington (1.6%):
County of Spokane Airport Revenue AMT , Series B , 5 .25% , 1/1/49 , Continuously Callable
@100 ........................................................... 8,000 7,942
King County Housing Authority Revenue , 5 .38% , 7/1/45 , Continuously Callable @100 ..... 2,740 2,790
King County Public Hospital District No. 2, GO , 5 .25% , 12/1/45 , Continuously Callable @100 2,500 2,583
Port of Seattle Revenue AMT , Series B , 5 .25% , 7/1/49 , Continuously Callable @100 ...... 4,000 4,059
Skagit County Public Hospital District No. 1 Revenue
5 .50% , 12/1/38 , Continuously Callable @100 ............................... 300 322
5 .50% , 12/1/39 , Continuously Callable @100 ............................... 500 532
5 .50% , 12/1/40 , Continuously Callable @100 ............................... 500 528
5 .50% , 12/1/41 , Continuously Callable @100 ............................... 325 341
5 .50% , 12/1/42 , Continuously Callable @100 ............................... 300 312
5 .50% , 12/1/43 , Continuously Callable @100 ............................... 500 516
5 .50% , 12/1/44 , Continuously Callable @100 ............................... 450 462
Washington Health Care Facilities Authority Revenue
5 .00% , 7/1/35 , Continuously Callable @100 ............................... 2,355 2,409
5 .00% , 8/15/35 , Continuously Callable @100 ............................... 1,775 1,790
5 .00% , 7/1/36 , Continuously Callable @100 ............................... 2,250 2,288
5 .00% , 8/15/36 , Continuously Callable @100 ............................... 2,500 2,510
4 .00% , 7/1/37 , Continuously Callable @100 ............................... 3,125 2,925
5 .00% , 8/15/37 , Continuously Callable @100 ............................... 2,400 2,413
4 .00% , 12/1/45 , Continuously Callable @100 (a) ............................. 2,080 1,766
Washington State Housing Finance Commission Revenue
5 .88% , 7/1/43 , Continuously Callable @103 (a) ............................. 1,000 1,042
Series A , 5 .00% , 7/1/38 , Continuously Callable @103 ......................... 1,590 1,617
Series A , 5 .00% , 7/1/43 , Continuously Callable @103 ......................... 4,450 4,324
Series A , 5 .00% , 7/1/45 , Continuously Callable @100 (a) ....................... 1,000 984
Series A-1 , 3 .50% , 12/20/35 ........................................... 2,524 2,361
46,816
West Virginia (0.9%):
West Virginia Economic Development Authority Revenue AMT , 5 .45% , 1/1/55 , (Put Date
3/27/35) (a) (b) ..................................................... 800 814
West Virginia Hospital Finance Authority Revenue
5 .00% , 1/1/35 , Continuously Callable @100 ............................... 2,920 2,905
5 .00% , 1/1/36 , Continuously Callable @100 ............................... 2,065 2,031
5 .00% , 9/1/38 , Continuously Callable @100 ............................... 2,000 2,027
5 .00% , 9/1/39 , Continuously Callable @100 ............................... 1,000 1,009
Series A , 5 .00% , 6/1/33 , Continuously Callable @100 ......................... 1,850 1,901
Series A , 5 .00% , 6/1/34 , Continuously Callable @100 ......................... 2,970 3,047
Series A , 5 .00% , 6/1/35 , Continuously Callable @100 ......................... 2,405 2,464

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
26
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .13% , 6/1/42 , Continuously Callable @100 ......................... $ 5,000 $ 4,457
Series A , 5 .50% , 6/1/50 , Continuously Callable @100 ......................... 1,000 1,030
Series B , 5 .75% , 9/1/43 , Continuously Callable @100 ......................... 4,000 4,228
25,913
Wisconsin (2.3%):
Public Finance Authority Revenue
4 .00% , 3/1/29 (a) ................................................... 890 863
4 .00% , 6/15/29 , Continuously Callable @100 (a) ............................. 160 160
4 .00% , 9/1/29 , Continuously Callable @103 (a) ............................. 1,250 1,255
4 .00% , 3/1/30 (a) ................................................... 950 911
4 .00% , 3/1/34 , Continuously Callable @100 (a) ............................. 3,520 3,207
5 .00% , 4/1/35 , Continuously Callable @100 ............................... 785 808
5 .25% , 5/15/37 , Continuously Callable @102 (a) ............................. 1,000 992
5 .00% , 6/15/39 , Continuously Callable @100 (a) ............................. 410 393
5 .00% , 9/1/39 , Continuously Callable @103 (a) ............................. 2,230 2,185
5 .00% , 1/1/40 , Continuously Callable @100 ............................... 3,500 3,501
5 .00% , 4/1/40 , Continuously Callable @100 (a) ............................. 1,080 1,062
5 .00% , 4/1/40 , Pre-refunded 4/01/30 @ 100 (a) .............................. 95 106
4 .00% , 1/1/42 , Continuously Callable @103 ............................... 1,150 1,023
4 .00% , 4/1/42 , Continuously Callable @100 (a) ............................. 900 773
5 .00% , 4/1/43 , Continuously Callable @100 ............................... 4,185 4,016
6 .63% , 7/1/43 , Continuously Callable @100 (a) ............................. 485 491
5 .00% , 1/1/45 , Continuously Callable @100 ............................... 3,275 3,080
4 .75% , 7/1/45 , Continuously Callable @100 (a) ............................. 300 263
5 .25% , 11/15/50 , Continuously Callable @103 .............................. 1,000 985
5 .75% , 12/1/54 , Continuously Callable @100 (a) ............................. 1,000 950
Series A , 5 .25% , 10/1/38 , Continuously Callable @100 ........................ 3,250 3,228
Series A , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 770 655
Series A , 5 .00% , 11/15/41 , Continuously Callable @103 ....................... 4,680 4,660
Series A , 5 .50% , 7/1/43 , Continuously Callable @100 (a) ....................... 2,000 1,963
Series A , 6 .38% , 7/1/43 , Continuously Callable @103 (a) ....................... 300 310
Series A , 5 .25% , 6/1/45 , Continuously Callable @100 ......................... 370 362
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 2,750 2,276
Series A , 5 .25% , 6/15/50 , Continuously Callable @100 ........................ 750 731
Series A-1 , 4 .00% , 7/1/41 , Continuously Callable @100 (a) ..................... 675 576
Series B , 5 .25% , 6/15/45 , Continuously Callable @100 ........................ 550 548
Series D , 4 .05% , 11/1/30 , Continuously Callable @100 ........................ 1,500 1,502
University of Wisconsin Hospitals & Clinics Revenue , Series A , 4 .00% , 4/1/44 , Continuously
Callable @100 ..................................................... 1,300 1,142
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/27 ..................................................... 360 359
4 .00% , 1/1/28 , Continuously Callable @103 ............................... 370 365
4 .00% , 1/1/29 , Continuously Callable @103 ............................... 390 381
4 .00% , 1/1/30 , Continuously Callable @103 ............................... 405 391
4 .00% , 1/1/37 , Continuously Callable @103 ............................... 1,460 1,301
4 .00% , 3/15/40 , Continuously Callable @100 ............................... 750 682
4 .00% , 12/1/41 , Continuously Callable @100 ............................... 850 623
Series A , 4 .00% , 11/15/36 , Continuously Callable @100 ....................... 9,830 9,526
Series A , 4 .38% , 11/1/39 , Continuously Callable @100 ........................ 5,000 4,904
Series B , 4 .00% , 9/15/36 , Continuously Callable @103 ........................ 530 496
Series B , 4 .00% , 9/15/41 , Continuously Callable @103 ........................ 510 436
Wisconsin Health & Educational Facilities Authority Revenue (INS - Assured Guaranty Corp.)
4 .00% , 2/15/35 , Continuously Callable @100 ............................... 500 507
4 .00% , 2/15/37 , Continuously Callable @100 ............................... 1,000 1,000
65,948
Wyoming (0.0%):(h)
Wyoming Community Development Authority Revenue , Series 1 , 4 .85% , 12/1/50 ,
Continuously Callable @100 ........................................... 1,440 1,375
Total Municipal Bonds (Cost $2,961,120)
a
a
a
2,825,415
Total Investments (Cost $2,961,120) — 99.2% 2,825,415
Other assets in excess of liabilities —  0.8% 23,762
NET ASSETS - 100.00% $ 2,849,177

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
27
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2025, the fair value of these securities was
$130,340 (thousands) and amounted to 4.6% of net assets.
(b) Put Bond.
(c) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2025.
(d) Zero-coupon bond.
(e) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
(h) Amount represents less than 0.05% of net assets.
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Tax Exempt Long-Term Fund
28
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.0%)
Alabama (1.5%):
Alabama Housing Finance Authority Revenue , Series A , 4 .88% , 10/1/55 , Continuously
Callable @100 ..................................................... $ 3,250 $ 3,106
Black Belt Energy Gas District Revenue , Series A , 5 .25% , 5/1/56 , (Put Date 5/1/2032) (a) ... 6,250 6,400
County of Jefferson Sewer Revenue , 5 .50% , 10/1/53 , Continuously Callable @100 ........ 1,000 1,019
DCH Healthcare Authority Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 .. 4,000 3,146
Homewood Educational Building Authority Revenue
5 .00% , 12/1/47 , Continuously Callable @100 ............................... 4,500 3,970
Series A , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 3,000 2,204
Mobile County IDA Revenue AMT
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 ......................... 500 454
Series B , 4 .75% , 12/1/54 , Continuously Callable @100 ........................ 1,000 868
Southeast Energy Authority A Cooperative District Revenue , Series A , 5 .00% , 1/1/56 , (Put
Date 6/1/35) (a) .................................................... 2,000 2,052
23,219
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue , Series A , 4 .00% , 6/1/50 , Continuously
Callable @100 ..................................................... 1,000 820
Arizona (2.4%):
Arizona IDA Revenue
Series A , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 600 575
Series F , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,725 1,676
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee
Corp.)
Series B , 5 .50% , 7/1/29 .............................................. 1,000 1,112
Series B , 5 .50% , 7/1/30 .............................................. 1,500 1,697
Maricopa County IDA Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 1,600 1,440
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 1,000 818
Pinal County Electric District No. 3 Revenue , 4 .00% , 7/1/41 , Continuously Callable @100 .. 10,000 9,256
Sierra Vista IDA Revenue , 5 .75% , 6/15/53 , Continuously Callable @100 (b) ............. 3,000 2,899
Tempe IDA Revenue , Series A , 4 .00% , 12/1/46 , Continuously Callable @102 ............ 2,500 2,027
The County of Pima IDA Revenue
4 .00% , 6/15/51 , Continuously Callable @100 (b) ............................ 2,500 1,851
Series A , 6 .88% , 11/15/52 , Continuously Callable @103 (b) ..................... 3,750 3,902
The County of Yavapai IDA Revenue , 4 .00% , 8/1/43 , Continuously Callable @100 ........ 1,725 1,494
The IDA of the City of Phoenix Arizona Revenue
5 .00% , 7/1/41 , Continuously Callable @100 ............................... 1,200 1,133
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 6,000 5,578
Series A , 5 .00% , 7/1/42 , Continuously Callable @100 ......................... 1,250 1,225
36,683
Arkansas (0.3%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28 (c) ......................................................... 1,000 919
7/1/29 (c) ......................................................... 1,165 1,033
7/1/30 (c) ......................................................... 1,150 975
7/1/36 (c) ......................................................... 2,500 1,551
4,478
California (5.1%):
California Educational Facilities Authority Revenue , Series A , 5 .00% , 10/1/52 , Continuously
Callable @100 ..................................................... 3,000 2,797
California Health Facilities Financing Authority Revenue , 5 .00% , 11/15/56 , Continuously
Callable @100 ..................................................... 1,000 976
Cerritos Community College District, GO
Series D , 8/1/31 (c) .................................................. 1,000 860
Series D , 8/1/32 (c) .................................................. 2,500 2,006
Series D , 8/1/33 (c) .................................................. 2,175 1,723
Series D , 8/1/34 (c) .................................................. 1,000 755
Series D , 8/1/35 (c) .................................................. 1,500 1,071
Series D , 8/1/36 (c) .................................................. 2,200 1,481
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.) ,
Series D , 8/1/41 (c) .................................................. 8,500 4,090

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
29
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.) ,
6/1/42 (c) ......................................................... $ 10,000 $ 4,509
Indio Redevelopment Agency Successor Agency Tax Allocation , Series A , 5 .25% , 8/15/35 ,
Continuously Callable @100 ........................................... 1,440 1,442
Los Alamitos Unified School District Certificate of Participation
5 .95% , 8/1/34 , Continuously Callable @100 ............................... 1,200 1,336
6 .05% , 8/1/42 , Continuously Callable @100 ............................... 4,000 4,339
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2024-DBE-8152 , 2 .45% , 7/1/54 , (Put Date 9/4/2025) (a) (b) (d) .............. 300 300
Paramount Unified School District, GO
8/1/34 (c) ......................................................... 1,860 1,395
8/1/35 (c) ......................................................... 2,000 1,416
8/1/36 (c) ......................................................... 2,750 1,833
8/1/37 (c) ......................................................... 2,750 1,723
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America
Mutual Assurance Co.)
Series A , 5 .00% , 3/1/36 , Continuously Callable @100 ......................... 2,560 2,563
Series A , 5 .00% , 3/1/40 , Continuously Callable @100 ......................... 2,000 2,002
San Diego Public Facilities Financing Authority Revenue , Series A , 5 .00% , 10/15/44 ,
Continuously Callable @100 ........................................... 2,500 2,500
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G , 8/1/36 (c) .................................................. 13,605 8,845
Series G , 8/1/37 (c) .................................................. 14,285 8,739
Santa Ana Unified School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.) , 4/1/29 (c) ........................................... 11,815 10,252
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.) , Series D ,
8/1/34 (c) ......................................................... 8,885 6,490
The El Camino Community College District Foundation, GO
Series C , 8/1/34 (c) .................................................. 3,000 2,176
Series C , 8/1/38 (c) .................................................. 3,000 1,788
79,407
Colorado (2.1%):
Colorado Educational & Cultural Facilities Authority Revenue
4 .00% , 1/1/52 , Continuously Callable @100 ............................... 675 511
5 .00% , 4/1/53 , Continuously Callable @100 ............................... 750 731
4 .50% , 7/1/53 , Continuously Callable @100 ............................... 3,000 2,606
4 .00% , 1/1/62 , Continuously Callable @100 ............................... 795 569
Series A , 4 .00% , 12/1/48 , Continuously Callable @100 ........................ 2,500 2,055
Colorado Health Facilities Authority Revenue
5 .50% , 11/1/47 , Continuously Callable @100 ............................... 1,000 1,022
Series A , 4 .00% , 8/1/44 , Continuously Callable @100 ......................... 2,070 1,766
Series A , 4 .00% , 12/1/50 , Continuously Callable @103 ........................ 7,250 5,841
Denver Health & Hospital Authority Revenue , Series A , 4 .00% , 12/1/40 , Continuously Callable
@100 ........................................................... 750 667
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 9/1/35 , Continuously Callable @64 (c) ............................. 10,000 6,121
Park Creek Metropolitan District Revenue
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 3,500 3,404
Series A , 5 .00% , 12/1/51 , Continuously Callable @100 ........................ 2,000 1,895
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 12/1/47 , Continuously Callable @100 ......................... 4,000 4,006
Southlands Metropolitan District No. 1, GO , Series A-1 , 5 .00% , 12/1/47 , Continuously
Callable @100 ..................................................... 1,000 904
32,098
Connecticut (0.5%):
Connecticut State Health & Educational Facilities Authority Revenue
5 .25% , 7/1/53 , Continuously Callable @100 ............................... 3,000 3,012
Series A , 4 .00% , 7/1/49 , Continuously Callable @100 ......................... 3,000 2,476
Series U , 4 .00% , 7/1/52 , Continuously Callable @100 ........................ 3,000 2,404
7,892
District of Columbia (0.1%):
District of Columbia Revenue
5 .00% , 7/1/49 , Continuously Callable @100 ............................... 1,275 1,192

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
30
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 7/1/54 , Continuously Callable @100 ............................... $ 1,140 $ 1,038
2,230
Florida (7.9%):
Alachua County Health Facilities Authority Revenue , 4 .00% , 10/1/46 , Continuously Callable
@103 ........................................................... 700 558
Capital Projects Finance Authority Revenue , 5 .00% , 11/1/53 , Continuously Callable @100 .. 1,250 1,103
Capital Trust Agency, Inc. Revenue , 6 .38% , 5/1/53 , Continuously Callable @100 (b) ....... 1,750 1,773
City of Atlantic Beach Revenue
Series A , 5 .00% , 11/15/53 , Continuously Callable @103 ....................... 2,000 1,778
Series B , 5 .63% , 11/15/43 , Continuously Callable @100 ....................... 7,000 7,001
City of Jacksonville Revenue , 4 .00% , 11/1/45 , Continuously Callable @100 ............. 2,500 2,091
City of Pompano Beach Revenue
4 .00% , 9/1/50 , Continuously Callable @103 ............................... 8,000 6,218
Series A , 4 .00% , 9/1/51 , Continuously Callable @103 ......................... 2,895 2,226
City of Venice Revenue , Series A , 5 .50% , 1/1/55 , Continuously Callable @103 (b) ......... 755 694
County of Hillsborough Solid Waste & Resource Recovery Revenue AMT , Series A , 5 .25% ,
9/1/54 , Continuously Callable @100 ..................................... 2,000 2,031
County of Lee Airport Revenue AMT , 5 .25% , 10/1/54 , Continuously Callable @100 ....... 2,500 2,511
County of Miami-Dade FL Aviation Revenue AMT , Series A , 5 .50% , 10/1/55 , Continuously
Callable @100 ..................................................... 1,000 1,022
County of Miami-Dade Rickenbacker Causeway Revenue , 5 .00% , 10/1/43 , Continuously
Callable @100 ..................................................... 1,750 1,701
County of Miami-Dade Water & Sewer System Revenue , Series B , 4 .00% , 10/1/44 ,
Continuously Callable @100 ........................................... 21,500 19,030
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 9/1/48 ,
Continuously Callable @100 ........................................... 1,000 1,000
Escambia County Health Facilities Authority Revenue
4 .00% , 8/15/45 , Continuously Callable @100 ............................... 6,265 5,188
4 .00% , 8/15/50 , Continuously Callable @100 ............................... 5,050 3,932
Florida Development Finance Corp. Revenue
4 .00% , 7/1/45 , Continuously Callable @100 ............................... 600 484
4 .00% , 2/1/52 , Continuously Callable @100 ............................... 4,000 3,108
4 .00% , 7/1/55 , Continuously Callable @100 ............................... 500 368
Series A , 5 .00% , 6/15/55 , Continuously Callable @100 ........................ 1,500 1,336
Florida Higher Educational Facilities Financial Authority Revenue
5 .00% , 3/1/44 , Continuously Callable @100 ............................... 4,280 3,252
4 .00% , 10/1/44 , Continuously Callable @100 ............................... 1,400 1,122
5 .00% , 3/1/49 , Continuously Callable @100 ............................... 1,250 900
4 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,150 849
4 .13% , 12/1/54 , Continuously Callable @100 ............................... 1,000 824
Florida Housing Finance Corp. Revenue , Series 3 , 5 .13% , 1/1/56 , Continuously Callable @100 385 379
Lee County IDA Revenue
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 12,350 11,313
Series 2019A-1 , 4 .00% , 4/1/49 , Continuously Callable @100 ................... 4,500 3,739
Series A , 5 .25% , 10/1/52 , Continuously Callable @103 ........................ 1,000 874
Series C , 5 .00% , 11/15/54 , Continuously Callable @103 ....................... 2,000 1,822
Miami Beach Health Facilities Authority Revenue , 4 .00% , 11/15/51 , Continuously Callable
@100 ........................................................... 2,500 2,049
Miami-Dade County Expressway Authority Revenue
Series A , 5 .00% , 7/1/39 , Continuously Callable @100 ......................... 5,000 5,006
Series A , 5 .00% , 7/1/40 , Continuously Callable @100 ......................... 5,000 4,981
Miami-Dade County Health Facilities Authority Revenue , 4 .00% , 8/1/47 , Continuously
Callable @100 ..................................................... 2,000 1,646
Orange County Health Facilities Authority Revenue , Series B , 4 .00% , 10/1/45 , Continuously
Callable @100 ..................................................... 1,500 1,300
Palm Beach County Educational Facilities Authority Revenue , 4 .00% , 10/1/51 , Continuously
Callable @100 ..................................................... 2,070 1,579
Palm Beach County Health Facilities Authority Revenue
5 .00% , 11/15/45 , Continuously Callable @103 .............................. 150 142
5 .00% , 5/15/47 , Continuously Callable @100 ............................... 5,000 4,542
Series A , 5 .00% , 11/1/52 , Continuously Callable @100 ........................ 250 231
Series B , 5 .00% , 11/15/42 , Continuously Callable @103 ....................... 1,000 984

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
31
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Polk County IDA Revenue
5 .00% , 1/1/49 , Continuously Callable @103 ............................... $ 1,000 $ 892
5 .00% , 1/1/55 , Continuously Callable @103 ............................... 1,000 874
Sarasota County Health Facilities Authority Revenue , 5 .00% , 5/15/48 , Continuously Callable
@103 ........................................................... 1,835 1,644
St. Johns County IDA Revenue , 4 .00% , 8/1/55 , Continuously Callable @103 ............ 6,000 4,515
Tampa Housing Authority Revenue , 4 .85% , 7/1/36 , Callable 10/1/25 @ 100 ............. 2,200 2,201
122,813
Georgia (1.9%):
Columbia County Hospital Authority Revenue , Series A , 5 .13% , 4/1/53 , Continuously Callable
@100 ........................................................... 1,000 990
Crisp County Hospital Authority Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 .... 3,000 2,479
Gainesville & Hall County Hospital Authority Revenue , 4 .00% , 2/15/45 , Continuously Callable
@100 ........................................................... 13,000 11,187
Glynn-Brunswick Memorial Hospital Authority Revenue , 5 .00% , 8/1/43 , Continuously
Callable @100 ..................................................... 1,500 1,431
Main Street Natural Gas, Inc. Revenue , Series A , 5 .00% , 5/15/49 ..................... 3,000 2,973
Municipal Electric Authority of Georgia Revenue , Series A , 4 .00% , 1/1/51 , Continuously
Callable @100 ..................................................... 1,100 923
Private Colleges & Universities Authority Revenue , 4 .00% , 6/1/45 , Continuously Callable
@100 ........................................................... 1,700 1,471
The Development Authority of Burke County Revenue (NBGA - Southern Co.) , Series GA ,
2 .25% , 11/1/52 , (Put Date 9/4/25) (a) (d) ................................... 8,250 8,250
29,704
Hawaii (0.1%):
State of Hawaii Airports System Revenue AMT , Series A , 5 .25% , 7/1/51 , Continuously
Callable @100 ..................................................... 1,750 1,774
Illinois (11.7%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 5 .75% , 4/1/48 ,
Continuously Callable @100 ........................................... 2,500 2,547
Chicago Board of Education, GO
Series A , 4 .00% , 12/1/47 , Continuously Callable @100 ........................ 4,220 3,171
Series A , 5 .00% , 12/1/47 , Continuously Callable @100 ........................ 1,800 1,568
Chicago Midway International Airport Revenue
Series B , 5 .00% , 1/1/41 , Continuously Callable @100 ......................... 2,500 2,510
Series B , 5 .00% , 1/1/46 , Continuously Callable @100 ......................... 3,500 3,345
Chicago O'Hare International Airport Revenue , Series C , 5 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 5,000 5,020
Chicago Park District, GO , Series A , 5 .00% , 1/1/40 , Continuously Callable @100 ......... 3,000 3,001
City of Chicago Wastewater Transmission Revenue , Series A , 5 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 3,000 2,967
City of Chicago, GO
Series A , 6 .00% , 1/1/50 , Continuously Callable @100 ......................... 1,335 1,366
Series F , 6 .00% , 1/1/55 , Continuously Callable @100 ......................... 1,000 1,017
City of Galesburg Revenue , Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ....... 4,000 2,900
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.) , 5 .00% , 12/1/47 , Continuously Callable @100 ................... 9,500 9,035
County of Cook Sales Tax Revenue , 5 .00% , 11/15/38 , Continuously Callable @100 ....... 7,750 7,852
Illinois Finance Authority Revenue
5 .50% , 4/1/32 , Continuously Callable @100 ............................... 7,065 6,991
4 .00% , 3/1/38 , Continuously Callable @100 ............................... 2,000 1,884
4 .00% , 2/15/41 , Continuously Callable @100 ............................... 30 27
5 .00% , 8/1/42 , Continuously Callable @100 ............................... 750 722
4 .00% , 12/1/46 , Continuously Callable @100 ............................... 4,500 3,749
5 .00% , 8/1/47 , Continuously Callable @100 ............................... 750 696
5 .00% , 12/1/47 , Continuously Callable @100 ............................... 2,000 1,841
5 .00% , 10/1/49 , Continuously Callable @100 ............................... 1,250 1,190
5 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 945
5 .00% , 3/1/52 , Continuously Callable @100 ............................... 1,075 936
4 .00% , 10/1/55 , Continuously Callable @100 ............................... 2,000 1,537
Series A , 4 .00% , 2/1/33 , Continuously Callable @100 ......................... 6,000 6,005
Series A , 5 .00% , 5/15/37 , Continuously Callable @100 ........................ 700 705
Series A , 4 .00% , 10/1/40 , Continuously Callable @100 ........................ 12,395 11,701

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
32
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .00% , 2/15/47 , Continuously Callable @100 ........................ $ 1,000 $ 910
Series A , 5 .00% , 5/15/47 , Continuously Callable @100 ........................ 1,155 1,056
Series A , 5 .00% , 2/15/50 , Continuously Callable @100 ........................ 500 447
Series A , 4 .00% , 8/1/51 , Continuously Callable @100 ......................... 3,500 2,589
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 320 327
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 20 21
Series C , 4 .00% , 2/15/41 , Pre-refunded 2/15/27 @ 100 ........................ 485 496
Illinois State Toll Highway Authority Revenue , Series A , 4 .00% , 1/1/46 , Continuously Callable
@100 ........................................................... 4,000 3,424
Metropolitan Pier & Exposition Authority Revenue , 5 .00% , 6/15/50 , Continuously Callable
@100 ........................................................... 9,500 9,145
Northern Illinois Municipal Power Agency Revenue , Series A , 4 .00% , 12/1/41 , Continuously
Callable @100 ..................................................... 9,000 8,185
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.) , Series B ,
4 .00% , 4/1/41 , Continuously Callable @100 ............................... 600 535
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
6 .50% , 7/1/30 ..................................................... 37,550 41,979
Sangamon County Water Reclamation District, GO
Series A , 4 .00% , 1/1/49 , Continuously Callable @100 ......................... 15,000 12,382
Series A , 5 .75% , 1/1/53 , Continuously Callable @100 ......................... 2,000 2,000
State of Illinois, GO , Series A , 5 .00% , 10/1/33 , Continuously Callable @100 ............ 2,000 2,091
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4 .00% , 2/1/31 , Continuously Callable @100 ............................... 1,000 1,006
4 .00% , 2/1/32 , Continuously Callable @100 ............................... 1,000 1,012
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.) , Series A , 5 .00% ,
12/1/46 , Continuously Callable @100 .................................... 10,000 10,031
182,864
Indiana (2.3%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 2/1/38 , Continuously Callable @100 ............................... 5,540 5,293
4 .00% , 2/1/39 , Continuously Callable @100 ............................... 3,605 3,435
Indiana Finance Authority Revenue
5 .00% , 11/15/43 , Continuously Callable @103 .............................. 1,970 1,829
5 .00% , 11/15/48 , Continuously Callable @103 .............................. 3,895 3,488
5 .25% , 3/1/54 , Continuously Callable @100 ............................... 1,000 1,006
Series A , 5 .50% , 4/1/46 , Continuously Callable @100 ......................... 5,000 4,942
Series A , 4 .00% , 11/15/51 , Continuously Callable @100 ....................... 1,030 768
Series A , 5 .50% , 7/1/52 , Continuously Callable @100 ......................... 4,500 4,372
Series A , 5 .00% , 6/1/53 , Continuously Callable @100 ......................... 1,000 922
Indiana Housing & Community Development Authority Revenue
Series B-1 , 5 .05% , 7/1/55 , Continuously Callable @100 ....................... 1,800 1,800
Series D-1 , 4 .75% , 7/1/54 , Continuously Callable @100 ....................... 1,000 949
Indianapolis Local Public Improvement Bond Bank Revenue AMT , Series B2 , 5 .00% , 1/1/55 ,
Continuously Callable @100 ........................................... 500 475
Richmond Hospital Authority Revenue , Series A , 5 .00% , 1/1/39 , Continuously Callable @100 7,000 6,963
36,242
Iowa (0.5%):
Iowa Finance Authority Revenue , Series A , 5 .00% , 5/15/43 , Continuously Callable @100 ... 6,235 5,862
Iowa Higher Education Loan Authority Revenue , 5 .38% , 10/1/52 , Continuously Callable @100 1,000 994
Iowa Tobacco Settlement Authority Revenue , Series A-2 , 4 .00% , 6/1/49 , Continuously Callable
@100 ........................................................... 1,000 806
7,662
Kansas (0.5%):
City of Lawrence Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 ........ 5,000 4,614
City of Manhattan Revenue
Series A , 4 .00% , 6/1/46 , Continuously Callable @103 ......................... 1,000 799
Series A , 4 .00% , 6/1/52 , Continuously Callable @103 ......................... 1,500 1,120
Wyandotte County-Kansas City Unified Government Utility System Revenue , Series A , 5 .00% ,
9/1/45 , Continuously Callable @100 ..................................... 2,000 1,974
8,507
Kentucky (1.4%):
City of Ashland Revenue , Series A , 5 .00% , 2/1/40 , Continuously Callable @100 .......... 1,000 1,009
City of Hazard Revenue , 4 .00% , 7/1/51 , Continuously Callable @100 ................. 3,000 2,491

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
33
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
County of Boyle Revenue , Series A , 4 .50% , 6/1/53 , Continuously Callable @100 ......... $ 1,525 $ 1,321
Kentucky Bond Development Corp. Revenue , 4 .00% , 6/1/51 , Continuously Callable @100 .. 1,070 856
Kentucky Economic Development Finance Authority Revenue
Series A , 5 .00% , 5/15/46 , Continuously Callable @100 ........................ 5,500 4,380
Series B , 5 .00% , 8/15/41 , Continuously Callable @100 ........................ 3,000 2,992
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A , 4 .00% , 12/1/41 , Continuously Callable @100 ........................ 500 454
Series A , 5 .00% , 12/1/45 , Continuously Callable @100 ........................ 2,000 1,973
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 6,000 5,603
21,079
Louisiana (3.4%):
City of Shreveport Water & Sewer Revenue
5 .00% , 12/1/40 , Continuously Callable @100 ............................... 1,000 1,000
Series B , 5 .00% , 12/1/41 , Continuously Callable @100 ........................ 5,500 5,502
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.) , Series B , 4 .00% ,
12/1/49 , Continuously Callable @100 .................................... 1,000 825
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.) ,
Series B , 4 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,100 1,056
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.) , Series B ,
4 .00% , 12/1/42 , Continuously Callable @100 ............................... 7,000 6,384
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 10/1/39 , Continuously Callable @100 ............................... 1,685 1,692
5 .00% , 10/1/48 , Continuously Callable @100 ............................... 5,000 4,885
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 8,210 7,067
Louisiana Public Facilities Authority Revenue
4 .00% , 5/15/41 , Pre-refunded 5/15/26 @ 100 ............................... 15 15
4 .00% , 5/15/41 , Continuously Callable @100 ............................... 1,235 1,131
5 .00% , 5/15/46 , Continuously Callable @100 ............................... 5,000 4,793
5 .00% , 7/1/57 , Continuously Callable @100 ............................... 2,000 1,882
Series A , 5 .00% , 11/1/45 , Pre-refunded 11/01/25 @ 100 ....................... 3,000 3,012
Series A , 4 .00% , 12/15/50 , Pre-refunded 12/15/27 @ 100 ...................... 30 31
Series A , 4 .00% , 12/15/50 , Continuously Callable @100 ....................... 970 796
Series A , 4 .00% , 1/1/56 , Continuously Callable @100 ......................... 9,000 7,164
New Orleans Aviation Board Revenue AMT , Series C-2 , 5 .25% , 1/1/51 , Continuously Callable
@100 ........................................................... 4,120 4,093
Port New Orleans Board of Commissioners Revenue AMT , Series B , 5 .50% , 4/1/54 ,
Continuously Callable @100 ........................................... 1,300 1,328
52,656
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue , Series A , 4 .00% , 7/1/46 ,
Continuously Callable @100 ........................................... 9,000 6,585
Maryland (0.1%):
State of Maryland Department of Transportation Revenue AMT , Series A , 5 .25% , 8/1/54 ,
Continuously Callable @100 ........................................... 2,000 2,003
Massachusetts (2.2%):
Massachusetts Development Finance Agency Revenue
5 .00% , 4/15/40 , Continuously Callable @100 ............................... 1,000 963
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 3,280 2,968
4 .00% , 7/1/51 , Continuously Callable @100 ............................... 1,000 774
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,500 1,404
5 .25% , 7/1/55 , Continuously Callable @103 ............................... 1,000 951
Series A , 5 .50% , 7/1/44 , Continuously Callable @100 ......................... 2,000 1,810
Series A , 4 .00% , 10/1/46 , Continuously Callable @100 ........................ 3,370 2,582
Series B , 4 .00% , 6/1/50 , Continuously Callable @100 ......................... 1,700 1,254
Series B , 4 .00% , 7/1/50 , Continuously Callable @100 ......................... 975 760
Series D , 5 .00% , 7/1/44 , Continuously Callable @100 ........................ 3,000 2,826
Series E , 4 .00% , 7/1/38 , Continuously Callable @100 ......................... 1,000 898
Series I , 5 .00% , 7/1/46 , Continuously Callable @100 ......................... 4,000 3,725
Series J2 , 5 .00% , 7/1/53 , Continuously Callable @100 ........................ 10,000 9,665

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
34
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series N , 5 .50% , 7/1/55 , Continuously Callable @100 ........................ $ 2,000 $ 2,043
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 4 .00% , 10/1/45 , Continuously Callable @100 .................. 1,250 1,070
Massachusetts Housing Finance Agency Revenue , Series 242 , 4 .80% , 12/1/55 , Continuously
Callable @100 ..................................................... 1,250 1,182
34,875
Michigan (2.9%):
County of Genesee, GO (INS - Build America Mutual Assurance Co.)
Series B , 4 .00% , 2/1/41 , Continuously Callable @100 ......................... 2,000 1,929
Series B , 5 .00% , 2/1/46 , Continuously Callable @100 ......................... 2,900 2,903
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 4/1/43 , Continuously Callable @100 ............................... 2,500 2,509
Flint Hospital Building Authority Revenue , 4 .00% , 7/1/38 , Continuously Callable @100 .... 2,500 2,216
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan Program)
5 .00% , 5/1/45 , Continuously Callable @100 ............................... 6,000 6,015
5 .00% , 5/1/48 , Continuously Callable @100 ............................... 3,000 2,974
Karegnondi Water Authority Revenue , 5 .00% , 11/1/45 , Continuously Callable @100 ....... 2,750 2,710
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.) , 5 .00% , 5/1/45 ,
Continuously Callable @100 ........................................... 4,000 3,920
Michigan Finance Authority Revenue
5 .00% , 11/1/43 , Continuously Callable @100 ............................... 1,000 1,008
4 .00% , 2/15/44 , Continuously Callable @100 ............................... 5,000 4,319
4 .00% , 2/15/47 , Continuously Callable @100 ............................... 1,000 840
4 .00% , 2/15/50 , Continuously Callable @100 ............................... 2,000 1,640
4 .00% , 9/1/50 , Continuously Callable @100 ............................... 1,000 743
5 .63% , 11/1/52 , Continuously Callable @100 ............................... 3,000 2,794
4 .00% , 11/1/55 , Continuously Callable @100 ............................... 4,000 3,312
Series A , 4 .00% , 11/15/50 , Continuously Callable @100 ....................... 3,000 2,486
Michigan State Building Authority Revenue , 4 .00% , 10/15/49 , Continuously Callable @100 . 2,500 2,130
Michigan State Housing Development Authority Revenue , Series A , 5 .00% , 12/1/55 ,
Continuously Callable @100 ........................................... 1,000 988
45,436
Mississippi (0.1%):
Mississippi Home Corp. Revenue , Series A , 4 .95% , 6/1/53 , Continuously Callable @100 ... 1,665 1,651
Missouri (3.4%):
Cape Girardeau County IDA Revenue
5 .00% , 3/1/36 , Continuously Callable @100 ............................... 750 759
Series A , 6 .00% , 3/1/33 , Continuously Callable @101 ......................... 1,625 1,644
Hannibal IDA Revenue , 5 .00% , 10/1/47 , Continuously Callable @100 ................. 3,000 2,728
Health & Educational Facilities Authority of the State of Missouri Revenue
4 .00% , 8/1/36 , Continuously Callable @100 ............................... 440 396
0.00%, 5/15/40 , Continuously Callable @103 (e) ............................. 1,768 152
4 .00% , 8/1/41 , Continuously Callable @100 ............................... 410 340
4 .00% , 2/1/48 , Continuously Callable @100 ............................... 10,000 7,875
4 .00% , 2/15/51 , Continuously Callable @100 ............................... 1,000 777
5 .00% , 12/1/52 , Continuously Callable @100 ............................... 1,000 979
Series A , 5 .00% , 2/1/42 , Continuously Callable @103 ......................... 3,500 3,490
Series A , 4 .00% , 2/15/54 , Continuously Callable @100 ........................ 2,500 1,954
Missouri Development Finance Board Revenue
4 .00% , 3/1/51 , Continuously Callable @100 ............................... 2,000 1,582
Series D , 4 .00% , 6/1/46 , Continuously Callable @100 ........................ 17,775 15,372
Missouri Housing Development Commission Revenue
Series A , 4 .65% , 11/1/55 , Continuously Callable @100 ........................ 1,000 926
Series C , 5 .00% , 11/1/55 , Continuously Callable @100 ........................ 1,000 990
Series D , 5 .15% , 11/1/55 , Continuously Callable @100 ........................ 1,000 1,004
St. Louis County IDA Revenue
5 .00% , 9/1/48 , Continuously Callable @100 ............................... 2,000 1,881
Series A , 5 .88% , 9/1/43 , Continuously Callable @100 ......................... 5,000 5,002
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 10/1/38 , Continuously Callable @100 ............................... 3,065 3,131
Stoddard County IDA Revenue , Series B , 6 .00% , 3/1/37 , Continuously Callable @101 ..... 1,645 1,664
52,646

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
35
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Montana (0.3%):
City of Forsyth Revenue , Series A , 3 .90% , 3/1/31 , Continuously Callable @100 .......... $ 4,000 $ 3,979
Montana Board of Housing Revenue , Series A , 4 .88% , 12/1/54 , Continuously Callable @100 250 241
Montana Facility Finance Authority Revenue
4 .00% , 6/1/45 , Continuously Callable @100 ............................... 1,000 858
Series A , 5 .50% , 2/15/55 , Continuously Callable @100 ........................ 165 169
5,247
Nebraska (1.6%):
Central Plains Energy Project Revenue , Series A , 5 .00% , 9/1/42 , Continuously Callable @100 13,665 13,921
Douglas County Hospital Authority No. 3 Revenue , 5 .00% , 11/1/48 , Continuously Callable
@100 ........................................................... 3,400 3,299
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue , Series S ,
4 .00% , 1/1/49 , Continuously Callable @102 ............................... 7,500 5,992
Omaha Airport Authority Revenue AMT , 5 .25% , 12/15/54 , Continuously Callable @100 .... 1,500 1,513
24,725
Nevada (1.2%):
Carson City Revenue , 5 .00% , 9/1/47 , Continuously Callable @100 ................... 2,775 2,552
Las Vegas Convention & Visitors Authority Revenue
Series C , 4 .00% , 7/1/41 , Continuously Callable @100 ......................... 4,400 4,043
Series C , 4 .00% , 7/1/46 , Continuously Callable @100 ......................... 12,140 10,646
Reno-Tahoe Airport Authority Revenue AMT , Series A , 5 .25% , 7/1/54 , Continuously Callable
@100 ........................................................... 1,000 983
18,224
New Hampshire (0.4%):
New Hampshire Business Finance Authority Revenue
4 .00% , 1/1/51 , Continuously Callable @103 ............................... 3,000 2,231
Series A , 5 .25% , 7/1/48 , Continuously Callable @103 ......................... 1,000 961
Series A , 5 .25% , 11/1/54 , Continuously Callable @100 ........................ 1,000 988
Series C , 5 .25% , 7/1/54 , Continuously Callable @100 ......................... 2,750 2,599
6,779
New Jersey (2.5%):
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.) , 5 .38% ,
11/15/52 , Continuously Callable @100 ................................... 1,000 1,041
New Jersey Economic Development Authority Revenue
4 .00% , 11/1/44 , Continuously Callable @100 ............................... 3,000 2,592
Series A , 5 .00% , 6/15/47 , Continuously Callable @100 ........................ 3,000 2,904
Series B , 5 .00% , 6/15/43 , Continuously Callable @100 ........................ 3,500 3,519
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 5 .00% , 6/1/42 , Continuously Callable @100 .......................... 1,200 1,205
New Jersey Educational Facilities Authority Revenue
Series B , 5 .00% , 9/1/36 , Continuously Callable @100 ......................... 5,000 5,084
Series F , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 3,000 2,205
New Jersey Health Care Facilities Financing Authority Revenue , 5 .00% , 10/1/38 , Continuously
Callable @100 ..................................................... 2,250 2,273
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A , 5 .00% , 7/1/46 , Continuously Callable @100 ........... 1,250 1,243
New Jersey Transportation Trust Fund Authority Revenue , Series BB , 4 .00% , 6/15/50 ,
Continuously Callable @100 ........................................... 15,000 12,759
The Camden County Improvement Authority Revenue , 6 .00% , 6/15/52 , Continuously Callable
@100 ........................................................... 1,325 1,357
The Passaic County Improvement Authority Revenue , 5 .38% , 7/1/53 , Continuously Callable
@100 ........................................................... 500 492
Tobacco Settlement Financing Corp. Revenue , Series A , 5 .25% , 6/1/46 , Continuously Callable
@100 ........................................................... 3,000 2,990
39,664
New Mexico (0.5%):
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/49 ,
Continuously Callable @102 ........................................... 8,625 7,525
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 4 .25% ,
5/1/40 , Continuously Callable @103 (b) ................................... 670 602
8,127

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
36
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New York (2.8%):
Allegany County Capital Resource Corp. Revenue , Series A , 5 .00% , 12/1/52 , Continuously
Callable @100 ..................................................... $ 4,000 $ 3,247
Build NYC Resource Corp. Revenue
Series A , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 700 634
Series A , 7 .00% , 4/15/53 , Continuously Callable @100 (b) ...................... 2,500 2,519
Series A , 5 .50% , 12/1/56 , Continuously Callable @100 ........................ 720 722
City of New York, GO , Series B-3 , 2 .25% , 10/1/46 , (Put Date 9/4/25) (a) (d) ............. 935 935
Empire State Development Corp. Revenue , Series A , 4 .00% , 3/15/45 , Continuously Callable
@100 ........................................................... 5,000 4,364
Metropolitan Transportation Authority Dedicated Tax Fund Revenue , Series A , 11/15/32 (c) .. 5,000 3,776
Metropolitan Transportation Authority Revenue , Series A-2 , 5 .00% , 11/15/45 , (Put Date
5/15/30) (a) ....................................................... 5,490 5,845
New York City Housing Development Corp. Revenue , Series A-1 , 4 .80% , 11/1/55 ,
Continuously Callable @100 ........................................... 1,000 955
New York City Municipal Water Finance Authority Revenue , Series DD , 2 .25% , 6/15/33 , (Put
Date 9/4/25) (a) (d) .................................................. 500 500
New York Liberty Development Corp. Revenue , 2 .80% , 9/15/69 , Continuously Callable @100 1,500 1,387
New York State Dormitory Authority Revenue
5 .25% , 10/1/49 , Continuously Callable @100 ............................... 2,000 1,937
Series A , 4 .25% , 7/1/50 , Continuously Callable @100 ......................... 625 527
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 3,000 2,335
Series A-1 , 5 .50% , 7/1/55 , Continuously Callable @100 ....................... 335 346
New York Transportation Development Corp. Revenue AMT (INS - Assured Guaranty Corp.) ,
4 .63% , 6/30/54 , Continuously Callable @100 ............................... 5,000 4,405
Onondaga Civic Development Corp. Revenue , 5 .38% , 8/1/54 , Continuously Callable @100 .. 750 610
Triborough Bridge & Tunnel Authority Revenue
Series A , 11/15/31 (c) ................................................ 5,000 4,108
Series A , 11/15/32 (c) ................................................ 3,000 2,359
Series B , 11/15/32 (c) ................................................ 2,500 1,980
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 966
44,457
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5 .00% , 1/1/49 , Continuously Callable @103 ............................... 2,725 2,521
5 .25% , 12/1/54 , Continuously Callable @100 ............................... 2,000 1,881
Series A , 4 .00% , 10/1/50 , Continuously Callable @103 ........................ 1,000 803
5,205
North Dakota (0.8%):
City of Grand Forks Revenue
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 2,375 1,951
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 1,400 1,367
County of Ward Revenue , Series C , 5 .00% , 6/1/43 , Continuously Callable @100 ......... 7,500 6,897
North Dakota Housing Finance Agency Revenue , Series A , 5 .05% , 7/1/53 , Continuously
Callable @100 ..................................................... 465 462
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.) , Series
A , 4 .00% , 6/1/51 , Continuously Callable @100 ............................. 1,500 1,241
11,918
Ohio (3.4%):
City of Centerville Revenue , 5 .25% , 11/1/47 , Continuously Callable @100 .............. 2,700 2,421
City of Middleburg Heights Revenue , Series A , 4 .00% , 8/1/47 , Continuously Callable @100 . 2,000 1,557
Columbus Regional Airport Authority Revenue AMT , Series A , 5 .50% , 1/1/55 , Continuously
Callable @100 ..................................................... 2,000 2,033
County of Cuyahoga Revenue , 4 .75% , 2/15/47 , Continuously Callable @100 ............ 9,000 7,778
County of Franklin Revenue , Series B , 5 .00% , 7/1/45 , Continuously Callable @103 ....... 5,000 4,490
County of Hamilton Revenue
5 .00% , 1/1/51 , Continuously Callable @100 ............................... 2,500 2,262
Series A , 5 .50% , 8/1/51 , Continuously Callable @100 ......................... 1,335 1,297
Series A , 5 .75% , 1/1/53 , Continuously Callable @103 ......................... 2,000 1,978
County of Lucas Revenue , Series A , 5 .25% , 11/15/48 , Continuously Callable @100 ....... 3,000 2,864
County of Montgomery Revenue
4 .00% , 11/15/42 , Continuously Callable @100 .............................. 2,500 2,140
4 .00% , 11/15/45 , Continuously Callable @100 .............................. 2,000 1,645

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
37
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5 .25% , 9/1/54 , Continuously Callable @100 ............................... $ 1,500 $ 1,464
County of Ross Revenue , 5 .00% , 12/1/49 , Continuously Callable @100 ................ 9,100 8,500
County of Warren Revenue , 5 .00% , 7/1/54 , Continuously Callable @100 ............... 1,785 1,643
Ohio Higher Educational Facility Commission Revenue
6 .00% , 9/1/47 , Continuously Callable @100 ............................... 4,475 4,559
5 .25% , 5/1/54 , Continuously Callable @100 ............................... 1,500 1,462
State of Ohio Revenue
4 .00% , 11/15/40 , Continuously Callable @100 .............................. 655 582
Series A , 4 .00% , 1/15/50 , Continuously Callable @100 ........................ 5,000 4,200
52,875
Oklahoma (1.1%):
Norman Regional Hospital Authority Revenue , 4 .00% , 9/1/45 , Continuously Callable @100 . 4,250 2,512
Oklahoma Development Finance Authority Revenue , Series B , 5 .50% , 8/15/57 , Continuously
Callable @100 ..................................................... 4,250 3,996
Oklahoma Municipal Power Authority Revenue , Series A , 4 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 10,000 8,464
Tulsa County Industrial Authority Revenue , 5 .25% , 11/15/45 , Continuously Callable @102 .. 2,000 1,876
16,848
Oregon (0.7%):
City of Keizer Special Assessment , 5 .20% , 6/1/31 , Continuously Callable @100 .......... 470 471
Deschutes County Hospital Facilities Authority Revenue , Series A , 4 .00% , 1/1/46 ,
Continuously Callable @100 ........................................... 2,000 1,712
Medford Hospital Facilities Authority Revenue , Series A , 4 .00% , 8/15/50 , Continuously
Callable @100 ..................................................... 3,800 3,109
Oregon State Facilities Authority Revenue , Series A , 4 .00% , 10/1/51 , Continuously Callable
@100 ........................................................... 1,000 759
Port of Portland Airport Revenue AMT , Series 30A , 5 .25% , 7/1/54 , Continuously Callable
@100 ........................................................... 1,000 1,005
Salem Hospital Facility Authority Revenue , 5 .00% , 5/15/53 , Continuously Callable @102 ... 1,000 863
Union County Hospital Facility Authority Revenue
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 450 419
5 .00% , 7/1/52 , Continuously Callable @100 ............................... 1,325 1,205
Yamhill County Hospital Authority Revenue , Series A , 5 .00% , 11/15/51 , Continuously Callable
@102 ........................................................... 1,180 940
10,483
Pennsylvania (8.5%):
Adams County General Authority Revenue , 4 .00% , 8/15/45 , Continuously Callable @100 ... 7,400 6,217
Allegheny County Airport Authority Revenue AMT , Series A , 5 .50% , 1/1/55 , Continuously
Callable @100 ..................................................... 1,000 1,020
Allegheny County Hospital Development Authority Revenue , Series A , 5 .00% , 4/1/47 ,
Continuously Callable @100 ........................................... 3,500 3,331
Allegheny County Sanitary Authority Revenue , 4 .13% , 12/1/55 , Continuously Callable @100 500 426
Allentown Commercial and IDA Revenue
5 .00% , 7/1/50 , Continuously Callable @100 (b) ............................. 2,000 1,793
6 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,600 1,610
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.)
5 .00% , 12/1/45 , Pre-refunded 12/01/25 @ 100 .............................. 1,000 1,006
5 .00% , 12/1/48 , Pre-refunded 12/01/25 @ 100 .............................. 300 302
Armstrong School District, GO (INS - Build America Mutual Assurance Co.)
Series A , 4 .00% , 3/15/38 , Continuously Callable @100 ........................ 1,000 978
Series A , 4 .00% , 3/15/41 , Continuously Callable @100 ........................ 2,250 2,152
Bucks County IDA Revenue , 4 .00% , 8/15/50 , Continuously Callable @100 ............. 3,000 2,371
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 6/1/44 , Continuously Callable @100 ............................... 3,500 3,071
4 .00% , 6/1/48 , Continuously Callable @100 ............................... 1,105 970
4 .00% , 6/1/50 , Continuously Callable @100 ............................... 6,065 5,258
Chester County IDA Revenue
6 .00% , 10/15/52 , Continuously Callable @100 (b) ............................ 1,775 1,728
4 .50% , 10/1/54 , Continuously Callable @100 (b) ............................ 645 529
Series A , 5 .25% , 10/15/47 , Continuously Callable @100 ....................... 3,250 2,891
Commonwealth of Pennsylvania Certificate of Participation , Series A , 5 .00% , 7/1/43 ,
Continuously Callable @100 ........................................... 1,000 989
County of Allegheny, GO , Series C-77 , 5 .00% , 11/1/43 , Continuously Callable @100 ...... 3,170 3,196

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
38
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
County of Lehigh Revenue , 4 .00% , 7/1/49 , Continuously Callable @100 ............... $ 11,000 $ 8,902
Delaware County Authority Revenue , 5 .00% , 10/1/39 , Continuously Callable @100 ....... 2,250 2,172
Delaware River Joint Toll Bridge Commission Revenue , 5 .00% , 7/1/47 , Continuously Callable
@100 ........................................................... 5,000 5,001
General Authority of Southcentral Pennsylvania Revenue , 5 .25% , 5/1/55 , Continuously
Callable @100 ..................................................... 2,000 1,889
Lancaster IDA Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ................. 1,000 768
Lancaster Municipal Authority Revenue , Series B , 5 .00% , 5/1/54 , Continuously Callable @103 800 730
Montgomery County Higher Education & Health Authority Revenue , Series B , 4 .00% , 5/1/52 ,
Continuously Callable @100 ........................................... 8,000 6,437
Montgomery County IDA Revenue
5 .00% , 12/1/49 , Continuously Callable @103 ............................... 2,000 1,818
Series A , 5 .00% , 12/1/48 , Continuously Callable @102 ........................ 2,000 1,868
Northampton County General Purpose Authority Revenue
4 .00% , 8/15/40 , Continuously Callable @100 ............................... 4,000 3,542
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 2,440 2,284
Northeastern Pennsylvania Hospital & Education Authority Revenue
5 .00% , 5/1/44 , Continuously Callable @100 ............................... 1,000 907
5 .00% , 5/1/49 , Continuously Callable @100 ............................... 1,350 1,186
Pennsylvania Economic Development Financing Authority Revenue
4 .00% , 7/1/46 , Continuously Callable @103 ............................... 1,000 804
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... 2,320 1,872
Pennsylvania Higher Educational Facilities Authority Revenue
Series A , 4 .00% , 7/15/46 , Continuously Callable @100 ........................ 2,025 1,594
Series B2 , 4 .38% , 11/1/54 , Continuously Callable @100 ....................... 1,200 1,023
Pennsylvania Housing Finance Agency Revenue
Series 148A , 4 .80% , 10/1/55 , Continuously Callable @100 ..................... 2,000 1,878
Series 149A , 5 .20% , 4/1/53 , Continuously Callable @100 ...................... 500 500
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue , Series B , 4 .00% , 12/1/51 ,
Continuously Callable @100 ........................................... 5,645 4,644
Pennsylvania Turnpike Commission Revenue
Series 2 , 5 .00% , 12/1/37 , Continuously Callable @100 ........................ 1,000 1,033
Series A , 4 .00% , 12/1/49 , Continuously Callable @100 ........................ 5,000 4,160
Series A-1 , 5 .00% , 12/1/46 , Continuously Callable @100 ...................... 3,000 2,889
Series A-1 , 5 .00% , 12/1/47 , Continuously Callable @100 ...................... 4,000 3,965
Series A-2 , 5 .00% , 12/1/33 , Continuously Callable @100 ...................... 1,250 1,330
Series B , 4 .00% , 12/1/51 , Continuously Callable @100 ........................ 1,500 1,252
Series B-1 , 5 .00% , 6/1/42 , Continuously Callable @100 ....................... 9,000 9,014
Reading School District, GO (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
4/1/44 , Continuously Callable @100 ..................................... 1,055 957
Scranton School District, GO (INS - Build America Mutual Assurance Co.) , Series E , 4 .00% ,
12/1/37 , Continuously Callable @100 .................................... 1,025 994
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 885 900
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... 444 476
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 5,950 5,325
Series B1 , 0.00% , 6/30/44 , Continuously Callable @88 (f) ...................... 2,973 2,079
The School District of Philadelphia, GO
Series B , 5 .00% , 9/1/43 , Continuously Callable @100 ......................... 2,500 2,503
Series F , 5 .00% , 9/1/37 , Continuously Callable @100 ......................... 1,000 1,016
Series F , 5 .00% , 9/1/38 , Pre-refunded 9/01/26 @ 100 ......................... 10 10
Series F , 5 .00% , 9/1/38 , Continuously Callable @100 ......................... 1,990 2,024
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.)
4 .00% , 4/15/49 , Continuously Callable @100 ............................... 750 660
5 .00% , 4/15/59 , Continuously Callable @100 ............................... 3,000 3,021
133,265
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue , Series 85-A , 4 .70% , 4/1/55 ,
Continuously Callable @100 ........................................... 1,000 941
South Carolina (0.6%):
Charleston County Airport District Revenue AMT , Series A , 5 .25% , 7/1/54 , Continuously
Callable @100 ..................................................... 1,500 1,519

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
39
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
City of Rock Hill Combined Utility System Revenue , Series A , 4 .00% , 1/1/49 , Continuously
Callable @100 ..................................................... $ 2,500 $ 2,105
Patriots Energy Group Revenue , Series A , 4 .00% , 6/1/51 , Continuously Callable @100 ..... 2,000 1,694
South Carolina Jobs-Economic Development Authority Revenue
5 .00% , 11/15/47 , Continuously Callable @103 .............................. 1,850 1,691
4 .00% , 4/1/54 , Continuously Callable @103 ............................... 1,165 859
5 .00% , 4/1/54 , Continuously Callable @103 ............................... 1,000 901
8,769
Tennessee (1.1%):
Greeneville Health & Educational Facilities Board Revenue , 5 .00% , 7/1/44 , Continuously
Callable @100 ..................................................... 2,000 1,959
Knox County Health Educational & Housing Facility Board Revenue , Series A-1 , 5 .50% ,
7/1/54 , Continuously Callable @100 ..................................... 1,000 1,018
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5 .00% , 7/1/46 , Continuously Callable @100 ............................... 5,000 4,930
4 .00% , 10/1/51 , Continuously Callable @100 ............................... 1,000 751
Series A , 5 .00% , 10/1/45 , Continuously Callable @100 ........................ 1,500 1,398
Shelby County Health & Educational Facilities Board Revenue , Series A1 , 5 .25% , 6/1/56 ,
Continuously Callable @100 (b) ........................................ 1,000 914
Tennergy Corp. Revenue , Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (a) .............. 5,000 5,333
Tennessee Housing Development Agency Revenue , Series 1A , 5 .05% , 7/1/55 , Continuously
Callable @100 ..................................................... 500 491
16,794
Texas (15.2%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/43 , Continuously Callable @100 ............................... 10,000 8,864
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 2,170 1,960
4 .13% , 8/15/54 , Continuously Callable @100 ............................... 500 415
4 .50% , 8/15/55 , Continuously Callable @100 ............................... 1,000 894
Series A , 5 .00% , 2/15/41 , Continuously Callable @100 ........................ 3,000 3,019
Series A , 5 .00% , 12/1/53 , Continuously Callable @100 ........................ 7,200 6,984
Bexar County Health Facilities Development Corp. Revenue
5 .00% , 7/15/42 , Continuously Callable @103 ............................... 600 544
4 .00% , 7/15/45 , Continuously Callable @100 ............................... 8,450 6,515
Capital Area Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-
DBE8159 , 2 .50% , 3/1/41 , (Put Date 9/4/25) (a) (b) (d) .......................... 2,500 2,500
Central Texas Regional Mobility Authority Revenue , 4 .00% , 1/1/41 , Continuously Callable
@100 ........................................................... 5,000 4,359
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.) , Series A ,
8/15/30 (c) ........................................................ 18,530 15,983
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.) , Series A ,
5 .00% , 2/15/48 , Continuously Callable @100 ............................... 6,500 6,447
City of Corpus Christi Utility System Revenue , 4 .00% , 7/15/39 , Continuously Callable @100 5,900 5,458
City of Garland Electric Utility System Revenue , Series A , 4 .00% , 3/1/51 , Continuously
Callable @100 ..................................................... 1,000 828
City of Houston Hotel Occupancy Tax & Special Revenue , 5 .00% , 9/1/40 , Continuously
Callable @100 ..................................................... 3,715 3,719
City of Laredo Waterworks & Sewer System Revenue , 4 .00% , 3/1/41 , Continuously Callable
@100 ........................................................... 700 638
Clifton Higher Education Finance Corp. Revenue , 4 .25% , 8/15/52 , Continuously Callable
@100 ........................................................... 1,500 1,235
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 11,000 9,695
5 .00% , 8/15/48 , Continuously Callable @100 ............................... 10,000 9,758
County of Bexar Revenue
4 .00% , 8/15/44 , Continuously Callable @100 ............................... 500 438
4 .00% , 8/15/49 , Continuously Callable @100 ............................... 1,700 1,419
Del Mar College District, GO , Series A , 5 .00% , 8/15/48 , Continuously Callable @100 ..... 6,500 6,504
El Paso County Hospital District Revenue (INS - Build America Mutual Assurance Co.) ,
4 .25% , 2/15/54 , Continuously Callable @100 ............................... 1,250 1,088
Everman Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
2/15/50 , Continuously Callable @100 .................................... 4,500 3,869

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
40
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Grand Parkway Transportation Corp. Revenue , 4 .00% , 10/1/49 , Continuously Callable @100 $ 2,000 $ 1,686
Greater Texas Cultural Education Facilities Finance Corp. Revenue , 4 .00% , 3/1/50 ,
Continuously Callable @100 ........................................... 2,000 1,680
Harris County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .00% , 6/1/38 ,
Continuously Callable @100 ........................................... 6,100 4,464
Harris County Hospital District Revenue , 4 .00% , 2/15/42 , Continuously Callable @100 .... 15,000 12,947
Kerrville Health Facilities Development Corp. Revenue , 5 .00% , 8/15/35 , Continuously
Callable @100 ..................................................... 1,900 1,900
Manor Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
8/1/52 , Continuously Callable @100 ..................................... 15,095 15,154
Matagorda County Navigation District No. 1 Revenue
Series B-1 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... 9,615 9,616
Series B-2 , 4 .00% , 6/1/30 , Continuously Callable @100 ....................... 6,000 6,002
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund) , 5 .00% ,
2/15/47 , Continuously Callable @100 .................................... 15,000 15,054
New Hope Cultural Education Facilities Finance Corp. Revenue
4 .00% , 11/1/55 , Continuously Callable @103 ............................... 1,250 958
Series A-1 , 7 .50% , 11/15/37 ........................................... 410 295
Series A-2 , 7 .50% , 11/15/36 ........................................... 2,565 1,845
Series B , 2 .00% ( 2 .00 % PIK) , 11/15/61 , Continuously Callable @105 (e) ........... 11,050 2,053
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.) , Series A1 , 5 .00% , 7/1/48 , Continuously Callable @100 .......... 1,000 979
North Texas Tollway Authority Revenue
5 .00% , 1/1/48 , Continuously Callable @100 ............................... 3,750 3,724
Series B , 9/1/37 , Pre-refunded 9/01/31 @ 64 (c) ............................. 3,000 1,600
North Texas Tollway Authority Revenue (INS - National Public Finance Guarantee Corp.) ,
Series B , 5 .00% , 1/1/48 , Continuously Callable @100 ......................... 5,000 4,958
Port of Port Arthur Navigation District Revenue
Series B , 2 .30% , 4/1/40 , (Put Date 9/4/25) (a) (d) ............................. 3,600 3,600
Series C , 2 .35% , 4/1/40 , (Put Date 9/4/25) (a) (d) ............................. 2,200 2,200
Red River Education Finance Corp. Revenue
4 .00% , 6/1/41 , Continuously Callable @100 ............................... 2,000 1,706
5 .50% , 10/1/46 , Continuously Callable @100 ............................... 3,000 2,855
San Antonio Education Facilities Corp. Revenue
4 .00% , 4/1/54 , Continuously Callable @100 ............................... 1,000 716
5 .50% , 10/1/55 , Continuously Callable @100 ............................... 1,700 1,622
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 11/15/46 , Continuously Callable @100 .............................. 1,000 907
Series A , 0.00% , 11/15/45 , Continuously Callable @100 (e) ..................... 3,682 55
Series B , 0.00% , 11/15/36 , Continuously Callable @100 (e) ..................... 2,945 44
Series B , 5 .00% , 11/15/46 , Continuously Callable @100 ....................... 9,000 8,104
Texas Transportation Commission State Highway 249 System Revenue , 5 .00% , 8/1/57 ,
Continuously Callable @100 ........................................... 5,000 4,985
Uptown Development Authority Tax Allocation
5 .00% , 9/1/37 , Continuously Callable @100 ............................... 4,365 4,370
5 .00% , 9/1/40 , Continuously Callable @100 ............................... 2,490 2,454
Series A , 5 .00% , 9/1/39 , Continuously Callable @100 ......................... 1,645 1,545
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-
DBE8158 , 2 .50% , 8/1/62 , (Put Date 9/4/25) (a) (b) (d) .......................... 2,500 2,500
Waco Educational Finance Corp. Revenue , 4 .00% , 3/1/51 , Continuously Callable @100 .... 4,000 3,294
West Harris County Regional Water Authority Revenue
4 .00% , 12/15/45 , Continuously Callable @100 .............................. 1,600 1,373
4 .00% , 12/15/49 , Continuously Callable @100 .............................. 3,945 3,246
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund) , 4 .00% ,
8/15/52 , Continuously Callable @100 .................................... 5,000 4,185
237,809
Utah (0.2%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @103 ....................... 1,500 1,286
Series A-1 , 4 .00% , 6/1/52 , Continuously Callable @103 ....................... 1,000 769
Utah Charter School Finance Authority Revenue
Series A , 5 .63% , 6/15/42 , Continuously Callable @100 (b) ...................... 500 483

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
41
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 4 .00% , 10/15/51 , Continuously Callable @100 ....................... $ 1,550 $ 1,217
3,755
Vermont (0.5%):
Vermont Economic Development Authority Revenue , 4 .00% , 5/1/45 , Continuously Callable
@103 ........................................................... 1,350 1,040
Vermont Educational & Health Buildings Financing Agency Revenue
5 .00% , 10/15/46 , Continuously Callable @100 .............................. 7,000 5,701
6 .00% , 10/1/52 , Continuously Callable @100 (b) ............................ 2,000 1,790
8,531
Virginia (0.6%):
Alexandria IDA Revenue
5 .00% , 10/1/45 , Pre-refunded 10/01/25 @ 100 .............................. 2,600 2,605
5 .00% , 10/1/50 , Pre-refunded 10/01/25 @ 100 .............................. 2,400 2,405
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A , 6 .05% , 3/1/44 , Continuously Callable @102 (e) ....................... 1,598 1,119
Series B , 6 .05% , 3/1/44 , Continuously Callable @102 ......................... 1,506 1,207
Series C , 4 .75% , 3/1/54 , Continuously Callable @100 (e) ....................... 6,327 2,657
9,993
Washington (1.8%):
County of Spokane Airport Revenue AMT , Series B , 5 .25% , 1/1/54 , Continuously Callable
@100 ........................................................... 2,000 1,970
King County Public Hospital District No. 1, GO , 5 .00% , 12/1/43 , Continuously Callable @100 9,000 9,023
King County Public Hospital District No. 2, GO , Series A , 4 .00% , 12/1/45 , Continuously
Callable @100 ..................................................... 4,000 3,457
Skagit County Public Hospital District No. 1 Revenue , 5 .50% , 12/1/54 , Continuously Callable
@100 ........................................................... 1,000 994
Washington Health Care Facilities Authority Revenue , 4 .00% , 7/1/42 , Continuously Callable
@100 ........................................................... 5,500 4,691
Washington Higher Education Facilities Authority Revenue , 4 .00% , 5/1/50 , Continuously
Callable @100 ..................................................... 1,250 1,025
Washington State Housing Finance Commission Revenue
5 .00% , 1/1/43 , Continuously Callable @102 (b) ............................. 3,055 2,797
6 .13% , 7/1/53 , Continuously Callable @103 (b) ............................. 2,000 2,041
Series A , 5 .00% , 7/1/48 , Continuously Callable @103 ......................... 1,100 1,045
Series A-1 , 3 .50% , 12/20/35 ........................................... 935 875
27,918
West Virginia (0.4%):
West Virginia Hospital Finance Authority Revenue
5 .00% , 1/1/43 , Continuously Callable @100 ............................... 2,000 1,787
Series A , 4 .38% , 6/1/53 , Continuously Callable @100 ......................... 3,000 2,631
Series B , 6 .00% , 9/1/53 , Continuously Callable @100 ......................... 1,750 1,816
6,234
Wisconsin (3.5%):
Public Finance Authority Revenue
5 .25% , 5/15/42 , Continuously Callable @102 (b) ............................ 2,200 2,117
5 .00% , 7/1/44 , Continuously Callable @100 ............................... 6,000 6,008
5 .00% , 11/15/44 , Continuously Callable @103 .............................. 455 429
4 .00% , 1/1/45 , Continuously Callable @100 ............................... 1,500 1,316
5 .00% , 6/15/49 , Continuously Callable @100 (b) ............................ 520 451
5 .00% , 6/15/49 , Continuously Callable @100 ............................... 1,480 1,344
5 .00% , 11/15/49 , Continuously Callable @103 .............................. 2,400 2,191
4 .00% , 2/1/51 , Continuously Callable @100 ............................... 1,500 1,011
4 .00% , 10/1/51 , Continuously Callable @103 ............................... 2,185 1,697
4 .00% , 1/1/52 , Continuously Callable @103 ............................... 2,350 1,893
5 .13% , 4/1/52 , Continuously Callable @100 ............................... 3,000 2,765
5 .00% , 6/15/53 , Continuously Callable @100 ............................... 1,000 894
5 .00% , 2/1/54 , Continuously Callable @100 ............................... 500 455
5 .00% , 6/15/54 , Continuously Callable @100 (b) ............................ 455 389
Series A , 5 .25% , 10/1/43 , Continuously Callable @100 ........................ 3,090 2,937
Series A , 4 .00% , 10/1/47 , Continuously Callable @100 ........................ 4,740 3,936
Series A , 4 .00% , 10/1/49 , Continuously Callable @100 ........................ 11,000 9,105
Series A , 4 .00% , 7/1/51 , Continuously Callable @100 ......................... 1,000 759
Series A , 6 .63% , 7/1/53 , Continuously Callable @103 (b) ...................... 570 587

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
42
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .25% , 6/15/55 , Continuously Callable @100 ........................ $ 500 $ 481
Series A , 4 .00% , 7/1/56 , Continuously Callable @100 ......................... 2,250 1,570
Series A-1 , 4 .00% , 7/1/51 , Continuously Callable @100 (b) ..................... 2,870 2,203
Series B , 5 .50% , 6/15/55 , Continuously Callable @100 ........................ 375 372
Series L , 5 .00% , 7/1/47 , Continuously Callable @100 ......................... 1,000 910
Series L , 5 .00% , 7/1/52 , Continuously Callable @100 ......................... 1,000 884
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A , 5 .00% , 7/1/54 , Continuously Callable @100 ......................... 1,285 1,238
Series A , 5 .00% , 7/1/58 , Continuously Callable @100 ......................... 1,500 1,430
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 120 96
5 .00% , 3/15/50 , Continuously Callable @100 ............................... 1,175 1,094
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 500 316
4 .38% , 8/15/55 , Continuously Callable @100 ............................... 2,000 1,788
4 .00% , 1/1/57 , Continuously Callable @103 ............................... 3,000 2,214
Series B , 4 .00% , 9/15/45 , Continuously Callable @103 ........................ 475 387
55,267
Total Municipal Bonds (Cost $1,717,392)
a
a
a
1,547,152
Total Investments (Cost $1,717,392) — 99.0% 1,547,152
Other assets in excess of liabilities —  1.0% 15,216
NET ASSETS - 100.00% $ 1,562,368
(a) Put Bond.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2025, the fair value of these securities was
$37,362 (thousands) and amounted to 2.4% of net assets.
(c) Zero-coupon bond.
(d) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
AMBAC
—
American Municipal Bond Assurance Corporation
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
PIK
—
Payment-in-Kind
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Tax Exempt Short-Term Fund
43
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.5%)
Alabama (9.0%):
Baldwin County Industrial Development Authority Revenue AMT , Series A , 5 .00% , 6/1/55 ,
(Put Date 6/1/32) (a) (b) ............................................... $ 1,000 $ 1,001
Black Belt Energy Gas District Revenue
4 .00% , 10/1/52 , (Put Date 12/1/26) (b) .................................... 3,000 3,027
Series A , 5 .00% , 9/1/25 .............................................. 200 200
Series A , 5 .00% , 9/1/26 .............................................. 200 203
Series A , 5 .00% , 5/1/27 .............................................. 1,100 1,116
Series A , 5 .00% , 5/1/28 .............................................. 4,075 4,155
Series A , 5 .25% , 5/1/56 , (Put Date 5/1/2032) (b) ............................. 2,000 2,048
Series B , 5 .00% , 9/1/26 .............................................. 2,330 2,365
Series B , 5 .00% , 10/1/55 , (Put Date 9/1/32) (b) .............................. 3,585 3,837
Series C , 5 .50% , 6/1/26 .............................................. 1,000 1,015
Series C , 5 .00% , 5/1/55 , (Put Date 7/1/31) (b) ............................... 2,000 2,141
Series D , 5 .00% , 11/1/26 ............................................. 1,000 1,018
Series D2 , 4 .34% ( SOFR + 140 bps ) , 7/1/52 , (Put Date 6/1/27) (b) (c) ................ 3,300 3,353
Chatom Industrial Development Board Revenue (INS - Assured Guaranty Municipal Corp.) ,
5 .00% , 8/1/30 ..................................................... 1,275 1,405
Energy Southeast A Cooperative District Revenue
Series B , 5 .00% , 12/1/26 ............................................. 250 255
Series B , 5 .00% , 6/1/27 .............................................. 200 205
Series B , 5 .00% , 12/1/27 ............................................. 250 258
Selma Industrial Development Board Revenue , Series A , 3 .45% , 11/1/33 , (Put Date 10/1/31) (b) 4,525 4,478
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .00% , 7/1/26 .............................................. 1,755 1,778
Series A , 5 .00% , 11/1/26 .............................................. 2,060 2,096
Series A , 5 .00% , 11/1/27 .............................................. 1,975 2,036
Series A , 5 .00% , 6/1/31 .............................................. 325 348
Series A , 5 .00% , 11/1/33 .............................................. 2,070 2,181
Series A , 5 .00% , 11/1/35 , Continuously Callable @100 ........................ 3,000 3,106
Series A , 5 .00% , 1/1/56 , (Put Date 6/1/35) (b) ............................... 2,500 2,565
Series B , 5 .25% , 3/1/55 , (Put Date 1/1/33) (b) ............................... 9,950 10,474
Series C , 5 .00% , 10/1/55 , (Put Date 11/1/32) (b) ............................. 1,500 1,601
58,265
Arizona (1.3%):
Arizona IDA Revenue
3 .00% , 12/15/31 , Continuously Callable @100 (a) ............................ 415 390
Series B , 4 .00% , 7/1/31 .............................................. 215 217
Chandler IDA Revenue AMT , 4 .00% , 6/1/49 , (Put Date 6/1/29) (b) .................... 2,500 2,524
Maricopa County IDA Revenue
4 .00% , 7/1/29 (a) ................................................... 725 729
3 .00% , 7/1/31 (a) ................................................... 500 488
Sierra Vista IDA Revenue , 5 .00% , 6/15/34 , Continuously Callable @100 (a) ............. 1,250 1,301
Tempe IDA Revenue
Series A , 4 .00% , 12/1/26 ............................................. 240 239
Series A , 4 .00% , 12/1/27 ............................................. 355 352
Series A , 4 .00% , 12/1/28 ............................................. 365 359
Series A , 4 .00% , 12/1/29 ............................................. 380 371
Series A , 4 .00% , 12/1/30 , Continuously Callable @102 ........................ 495 483
Series A , 4 .00% , 12/1/31 , Continuously Callable @102 ........................ 465 452
The County of Pima IDA Revenue , Series A , 5 .75% , 11/15/25 (a) ..................... 660 661
8,566
Arkansas (1.0%):
Arkansas Development Finance Authority Revenue
5 .00% , 9/1/30 ..................................................... 1,180 1,277
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 1,200 1,289
5 .00% , 9/1/44 , (Put Date 9/1/27) (b) ...................................... 4,000 4,115
6,681
California (3.9%):
California Community Choice Financing Authority Revenue
Series B , 5 .00% , 1/1/55 , (Put Date 12/1/32) (b) .............................. 4,000 4,183
Series C , 5 .00% , 8/1/55 , (Put Date 10/1/32) (b) .............................. 5,000 5,306

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
44
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series G , 5 .00% , 11/1/55 , (Put Date 8/1/32) (b) .............................. $ 2,500 $ 2,610
California County Tobacco Securitization Agency Revenue , Series A , 5 .00% , 6/1/30 ....... 200 211
California Health Facilities Financing Authority Revenue , Series A , 3 .85% , 11/15/27 ,
Continuously Callable @100 ........................................... 1,500 1,506
California Municipal Finance Authority Revenue AMT , Series A , 3 .75% , 7/1/41 , (Put Date
10/1/25) (b) ....................................................... 2,500 2,499
California Pollution Control Financing Authority Revenue AMT
3 .80% , 7/1/43 , (Put Date 2/17/26) (a) (b) ................................... 2,500 2,473
Series A-1 , 3 .85% , 11/1/42 , (Put Date 10/15/25) (a) (b) ......................... 1,000 1,000
California School Finance Authority Revenue , 4 .40% , 12/1/26 (a) ..................... 1,000 1,008
City of Los Angeles Department of Airports Revenue AMT , Series F , 5 .00% , 5/15/33 ...... 2,030 2,243
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2024-DBE-8152 , 2 .45% , 7/1/54 , (Put Date 9/4/2025) (a) (b) (d) .............. 1,000 1,000
Sierra View Local Health Care District Revenue
5 .00% , 7/1/27 ..................................................... 315 327
5 .00% , 7/1/28 ..................................................... 330 350
5 .00% , 7/1/29 ..................................................... 315 340
5 .00% , 7/1/30 ..................................................... 310 339
Southern California Public Power Authority Revenue , Series A , 5 .00% , 9/1/26 ........... 235 239
25,634
Colorado (0.5%):
Colorado Health Facilities Authority Revenue
5 .00% , 11/1/25 ..................................................... 350 351
Series A , 5 .00% , 8/1/29 .............................................. 500 541
Series A , 5 .00% , 11/1/32 , Continuously Callable @100 ........................ 1,950 2,076
Southlands Metropolitan District No. 1, GO , Series A-1 , 3 .50% , 12/1/27 ................ 600 601
3,569
Connecticut (2.3%):
City of Bridgeport, GO , Series B , 5 .00% , 8/15/26 ................................ 3,450 3,533
City of New Haven, GO
Series A , 5 .00% , 8/1/26 .............................................. 580 591
Series A , 5 .00% , 8/1/27 .............................................. 1,000 1,038
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series B , 5 .00% , 2/1/27 .............................................. 600 621
Series B , 5 .00% , 2/1/28 .............................................. 525 555
Series B , 5 .00% , 2/1/29 .............................................. 550 593
City of West Haven, GO , Series A , 5 .00% , 11/1/27 ............................... 650 678
Connecticut State Health & Educational Facilities Authority Revenue , Series B-2 , 5 .00% ,
7/1/53 , (Put Date 1/1/27) (b) ........................................... 3,000 3,093
Connecticut State Higher Education Supplement Loan Authority Revenue AMT , Series B-2 ,
5 .00% , 11/15/45 , (Put Date 5/14/26) (b) ................................... 2,725 2,755
Stamford Housing Authority Revenue , Series C , 4 .75% , 10/1/32 ..................... 1,500 1,525
14,982
District of Columbia (0.8%):
Deutsche Bank Spears/Lifers Trust Revenue , Series 8178 , 2 .50% , 5/1/30 , (Put Date
9/4/25) (a) (b) (d) .................................................... 5,000 5,000
Florida (3.4%):
Alachua County Health Facilities Authority Revenue
5 .00% , 12/1/37 , (Put Date 12/1/26) (b) .................................... 3,000 3,047
Series B-1 , 4 .00% , 10/1/30 , Continuously Callable @100 ...................... 735 739
Series B-2 , 3 .75% , 10/1/30 , Continuously Callable @100 ...................... 1,000 1,003
Series B-3 , 3 .63% , 10/1/30 , Continuously Callable @100 ...................... 1,390 1,392
Capital Trust Agency, Inc. Revenue , 4 .00% , 8/1/30 ............................... 135 137
Capital Trust Authority Revenue , Series A , 4 .25% , 12/15/34 , Continuously Callable @100 .. 3,000 2,975
City of Pompano Beach Revenue , 3 .50% , 9/1/30 , Continuously Callable @103 ........... 3,590 3,549
City of Venice Revenue
Series B-1 , 4 .63% , 1/1/30 , Continuously Callable @100 (a) ..................... 750 742
Series B-2 , 4 .50% , 1/1/30 , Continuously Callable @100 (a) ..................... 575 566
County of Escambia Revenue , Series B , 3 .45% , 11/1/33 , (Put Date 10/1/31) (b) ........... 1,500 1,487
Florida Development Finance Corp. Revenue
Series A , 5 .00% , 6/15/27 ............................................. 390 401
Series A , 5 .00% , 6/15/28 , Continuously Callable @100 ........................ 410 420
Series A , 5 .00% , 6/15/29 , Continuously Callable @100 ........................ 360 369

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
45
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A , 5 .00% , 6/15/30 , Continuously Callable @100 ........................ $ 475 $ 486
Florida Higher Educational Facilities Financial Authority Revenue , 5 .00% , 10/1/25 ........ 445 445
Florida Local Government Finance Commission Revenue
Series B-2 , 4 .45% , 11/15/31 , Continuously Callable @100 (a) ................... 1,500 1,503
Series B-3 , 4 .20% , 11/15/30 , Continuously Callable @100 (a) ................... 1,500 1,503
Lee County IDA Revenue , Series B-1 , 4 .75% , 11/15/29 , Continuously Callable @100 ...... 1,000 1,008
21,772
Georgia (5.7%):
George L Smith II Congress Center Authority Revenue , 2 .38% , 1/1/31 ................. 1,000 940
Main Street Natural Gas, Inc. Revenue
Series A , 5 .00% , 5/15/28 ............................................. 1,000 1,042
Series A , 5 .00% , 5/15/29 ............................................. 1,775 1,872
Series B , 5 .00% , 12/1/52 , (Put Date 6/1/29) (b) .............................. 6,000 6,292
Series C , 5 .00% , 12/1/25 ............................................. 1,000 1,004
Series C , 5 .00% , 12/1/54 , (Put Date 12/1/31) (b) ............................. 12,500 13,326
Series D , 5 .00% , 5/1/54 , (Put Date 12/1/30) (b) .............................. 2,000 2,125
The Burke County Development Authority Revenue , Series 4 , 3 .80% , 10/1/32 , (Put Date
5/21/26) (b) ....................................................... 1,000 1,005
The Development Authority of Burke County Revenue , Series 1 , 2 .30% , 7/1/49 , (Put Date
7/3/25) (b) (d) ...................................................... 1,000 1,000
The Development Authority of Burke County Revenue (NBGA - Southern Co.) , Series GA ,
2 .25% , 11/1/52 , (Put Date 9/4/25) (b) (d) ................................... 2,200 2,200
The Development Authority of Cobb County Revenue , Series A , 2 .25% , 4/1/33 , (Put Date
10/1/29) (b) ....................................................... 5,000 4,738
The Development Authority of Monroe County Revenue , 3 .88% , 6/1/42 , (Put Date 3/6/26) (b) 1,500 1,507
37,051
Illinois (9.1%):
Chicago Board of Education, GO
Series A , 4 .00% , 12/1/27 ............................................. 1,400 1,401
Series B , 5 .00% , 12/1/31 , Continuously Callable @100 ........................ 1,000 1,028
Chicago Park District, GO
Series F-2 , 5 .00% , 1/1/27 ............................................. 600 619
Series F-2 , 5 .00% , 1/1/28 ............................................. 1,000 1,054
Series F-2 , 5 .00% , 1/1/29 ............................................. 1,000 1,076
Series F-2 , 5 .00% , 1/1/30 ............................................. 1,305 1,426
Series F-2 , 5 .00% , 1/1/31 , Continuously Callable @100 ....................... 2,115 2,288
Series F-2 , 5 .00% , 1/1/32 , Continuously Callable @100 ....................... 1,750 1,878
Chicago Park District, GO (INS - Build America Mutual Assurance Co.) , Series A , 4 .00% ,
1/1/31 , Continuously Callable @100 ..................................... 750 776
Chicago Transit Authority Capital Grant Receipts Revenue , 5 .00% , 6/1/26 .............. 1,000 1,017
City of Chicago Lakeshore East Special Assessment
2 .53% , 12/1/25 (a) .................................................. 328 327
2 .69% , 12/1/26 (a) .................................................. 305 299
2 .87% , 12/1/27 (a) .................................................. 255 247
City of Chicago Waterworks Revenue
5 .00% , 11/1/25 ..................................................... 4,000 4,014
5 .00% , 11/1/26 ..................................................... 1,000 1,027
Series A-1 , 5 .00% , 11/1/25 ............................................ 2,000 2,007
Series A-1 , 4 .00% , 11/1/26 ............................................ 2,500 2,540
Illinois Development Finance Authority Revenue AMT , Series A , 4 .25% , 11/1/44 , (Put Date
11/3/25) (b) ....................................................... 2,000 2,007
Illinois Finance Authority Revenue
5 .00% , 10/1/29 .................................................... 500 536
5 .00% , 10/1/30 .................................................... 250 271
4 .22% ( SOFR + 115 bps ) , 11/1/34 , (Put Date 8/15/25) (b) (c) ...................... 3,500 3,500
Series B , 5 .00% , 10/1/34 (a) ........................................... 900 919
Series B , 3 .33% ( MUNIPSA + 70 bps ) , 5/1/42 , (Put Date 5/1/26) (b) (c) .............. 2,250 2,238
Series B-1 , 5 .00% , 8/15/43 , (Put Date 8/15/30) (b) ............................ 3,000 3,258
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
5 .00% , 10/1/30 .................................................... 325 353
5 .00% , 10/1/31 , Continuously Callable @100 ............................... 450 487
Series B , 5 .00% , 4/1/30 .............................................. 250 270
Sales Tax Securitization Corp. Revenue , Series A , 5 .00% , 1/1/30 ..................... 2,000 2,185

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
46
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
State of Illinois, GO
Series A , 5 .00% , 11/1/25 .............................................. $ 5,000 $ 5,018
Series C , 5 .00% , 11/1/29 , Continuously Callable @100 ........................ 8,985 9,374
The Illinois Sports Facilities Authority Revenue
5 .00% , 6/15/28 .................................................... 1,000 1,053
5 .00% , 6/15/30 .................................................... 1,500 1,626
5 .00% , 6/15/31 .................................................... 575 627
5 .00% , 6/15/32 , Continuously Callable @100 ............................... 480 518
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4 .00% , 4/1/29 ..................................................... 750 774
4 .00% , 4/1/30 ..................................................... 750 777
58,815
Indiana (2.0%):
City of Rockport Revenue , Series A , 3 .70% , 6/1/47 , (Put Date 6/1/29) (b) ............... 2,000 2,013
Indiana Bond Bank Revenue
1/15/27 (e) ........................................................ 1,280 1,239
1/15/28 (e) ........................................................ 1,100 1,037
1/15/29 (e) ........................................................ 565 518
7/15/29 , Continuously Callable @99 (e) ................................... 730 627
Indiana Finance Authority Revenue
5 .00% , 4/1/26 ..................................................... 790 798
5 .00% , 4/1/27 ..................................................... 830 851
5 .00% , 4/1/28 ..................................................... 870 906
5 .00% , 4/1/29 ..................................................... 1,180 1,246
Series C-1 , 4 .13% , 5/15/32 , Continuously Callable @100 ...................... 1,000 990
Series C-2 , 3 .75% , 5/15/32 , Continuously Callable @100 ...................... 1,000 977
Indianapolis Local Public Improvement Bond Bank Revenue AMT , Series B2 , 5 .00% , 1/1/33 1,500 1,630
12,832
Iowa (0.1%):
Iowa Student Loan Liquidity Corp. Revenue AMT , Series B , 5 .00% , 12/1/35 ............ 635 659
Kentucky (6.8%):
City of Ashland Revenue
5 .00% , 2/1/28 ..................................................... 1,775 1,866
5 .00% , 2/1/30 ..................................................... 740 803
County of Carroll Revenue , 1 .55% , 9/1/42 , (Put Date 9/1/26) (b) ..................... 5,000 4,890
County of Owen Revenue
Series A , 2 .45% , 6/1/39 , (Put Date 10/1/29) (b) .............................. 10,000 9,617
Series B , 2 .45% , 9/1/39 , (Put Date 10/1/29) (b) .............................. 5,000 4,778
Kentucky Economic Development Finance Authority Revenue , 4 .50% , 10/1/27 , Continuously
Callable @100 ..................................................... 5,000 5,002
Kentucky Economic Development Finance Authority Revenue AMT , Series A , 3 .80% , 4/1/31 ,
(Put Date 12/1/25) (b) ................................................ 1,670 1,670
Kentucky Public Energy Authority Revenue
Series A , 5 .00% , 5/1/55 , (Put Date 7/1/30) (b) ............................... 1,000 1,053
Series A , 5 .25% , 6/1/55 , (Put Date 12/1/29) (b) .............................. 5,000 5,323
Series B , 5 .00% , 2/1/26 .............................................. 275 277
Series B , 5 .00% , 1/1/55 , (Put Date 8/1/32) (b) ............................... 1,000 1,066
Series C , 4 .00% , 2/1/50 , (Put Date 2/1/28) (b) ............................... 3,370 3,421
Louisville/Jefferson County Metropolitan Government Revenue , Series D , 5 .00% , 10/1/47 , (Put
Date 10/1/29) (b) ................................................... 4,000 4,322
44,088
Louisiana (0.7%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , Series A , 2 .00% , 6/1/30 , Continuously Callable @100 ................. 1,000 933
Tangipahoa Parish Hospital Service District No. 1 Revenue , 5 .00% , 2/1/32 , Continuously
Callable @100 ..................................................... 3,470 3,766
4,699
Maryland (1.7%):
Maryland Economic Development Corp. Revenue
Series A , 5 .00% , 6/1/26 .............................................. 2,000 2,032
Series A , 5 .00% , 6/1/27 .............................................. 1,340 1,390
Maryland Health & Higher Educational Facilities Authority Revenue
5 .00% , 7/1/28 ..................................................... 1,910 2,018

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
47
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 7/1/29 ..................................................... $ 1,130 $ 1,214
5 .00% , 7/1/30 ..................................................... 1,000 1,087
Town of Chestertown Revenue
Series A , 5 .00% , 3/1/31 .............................................. 1,475 1,586
Series A , 5 .00% , 3/1/32 , Continuously Callable @100 ......................... 1,550 1,654
10,981
Massachusetts (1.4%):
Massachusetts Development Finance Agency Revenue
5 .25% , 9/1/25 ..................................................... 1,000 1,000
5 .25% , 9/1/26 ..................................................... 875 891
Series A , 5 .00% , 7/1/29 , Continuously Callable @100 ......................... 1,425 1,481
Series B , 5 .00% , 8/15/55 , (Put Date 8/15/31) (b) ............................. 1,000 1,080
Series S , 5 .00% , 7/15/26 , Escrowed to Maturity ............................. 310 317
Series S , 5 .00% , 7/15/28 , Escrowed to Maturity ............................. 340 364
Series S , 5 .00% , 7/15/30 , Escrowed to Maturity ............................. 640 711
Series T1 , 3 .23% ( MUNIPSA + 60 bps ) , 7/1/49 , (Put Date 1/29/26) (a) (b) (c) .......... 2,500 2,489
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.) , Series C , 5 .00% , 10/1/30 ........................................ 975 1,067
9,400
Michigan (1.8%):
Flint Hospital Building Authority Revenue
5 .00% , 7/1/29 ..................................................... 1,995 2,033
5 .00% , 7/1/30 ..................................................... 2,290 2,332
Michigan Finance Authority Revenue
4 .00% , 2/1/27 ..................................................... 95 95
4 .00% , 2/1/32 ..................................................... 285 288
Michigan Strategic Fund Revenue AMT , 4 .13% , 8/1/27 ............................ 5,000 5,053
Summit Academy North Revenue
2 .25% , 11/1/26 ..................................................... 550 542
4 .00% , 11/1/31 , Continuously Callable @103 ............................... 1,565 1,532
11,875
Minnesota (0.1%):
Sanford Canby Community Hospital District No. 1 Revenue , 3 .63% , 11/1/26 , (Put Date
9/11/25) (b) (d) ..................................................... 475 475
Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue , 3 .20% , 9/1/28 , Continuously Callable @100 .. 4,000 4,001
Missouri (0.6%):
Health & Educational Facilities Authority of the State of Missouri Revenue
4 .00% , 8/1/26 ..................................................... 205 205
4 .00% , 8/1/28 ..................................................... 415 414
4 .00% , 8/1/30 ..................................................... 295 292
Missouri State Environmental Improvement & Energy Resources Authority Revenue AMT ,
4 .05% , 5/1/38 , (Put Date 7/1/30) (b) ...................................... 2,700 2,754
3,665
Nebraska (1.0%):
Central Plains Energy Project Revenue , Series 1 , 5 .00% , 5/1/53 , (Put Date 10/1/29) (b) ..... 6,000 6,321
Nevada (0.7%):
County of Clark Revenue , Series R , 3 .75% , 1/1/36 , (Put Date 3/31/26) (b) ............... 2,500 2,510
State of Nevada Department of Business & Industry Revenue AMT , 3 .95% , 12/1/26 , (Put Date
12/1/25) (a) (b) ..................................................... 1,800 1,786
4,296
New Hampshire (0.2%):
New Hampshire Business Finance Authority Revenue
5 .00% , 12/1/28 , Continuously Callable @100 (a) ............................. 1,000 994
4 .00% , 1/1/30 , Continuously Callable @103 ............................... 280 280
4 .00% , 1/1/31 , Continuously Callable @103 ............................... 295 292
1,566
New Jersey (1.1%):
New Jersey Higher Education Student Assistance Authority Revenue AMT
Series 1B , 5 .00% , 12/1/29 ............................................. 2,000 2,117
Series 2 , 5 .00% , 12/1/56 , (Put Date 6/2/26) (b) .............................. 5,000 5,068
7,185

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
48
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
New Mexico (1.8%):
City of Farmington Revenue
Series A , 2 .15% , 4/1/33 , Continuously Callable @101 ......................... $ 5,000 $ 4,228
Series C , 3 .88% , 6/1/40 , (Put Date 6/1/29) (b) ............................... 1,000 1,022
Series E , 3 .88% , 6/1/40 , (Put Date 6/1/29) (b) ............................... 600 613
New Mexico Hospital Equipment Loan Council Revenue
5 .00% , 6/1/27 ..................................................... 770 796
5 .00% , 6/1/28 ..................................................... 780 820
5 .00% , 6/1/29 ..................................................... 835 891
5 .00% , 6/1/30 ..................................................... 525 567
5 .00% , 6/1/31 , Continuously Callable @100 ............................... 690 739
Village of Los Ranchos de Albuquerque Revenue
5 .00% , 9/1/28 ..................................................... 840 900
5 .00% , 9/1/31 , Continuously Callable @100 ............................... 300 328
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 3 .75% ,
5/1/28 (a) ......................................................... 702 696
11,600
New York (11.4%):
Build NYC Resource Corp. Revenue , Series A , 3 .40% , 7/1/27 ....................... 125 125
City of Cortland, GO , 4 .50% , 5/15/26 ........................................ 7,500 7,567
City of Fulton NY, GO , Series A , 5 .25% , 7/31/26 ................................ 4,925 5,011
City of Little Falls NY, GO , 5 .00% , 7/6/26 ..................................... 2,000 2,031
City of Mount Vernon, GO
4 .75% , 12/23/25 .................................................... 6,500 6,549
5 .00% , 5/29/26 (a) .................................................. 2,200 2,227
City of New York, GO , Series B-3 , 2 .25% , 10/1/46 , (Put Date 9/4/25) (b) (d) ............. 4,600 4,600
City of Poughkeepsie, GO , 4 .00% , 4/15/26 ..................................... 230 232
Long Island Power Authority Revenue , Series C , 3 .08% ( MUNIPSA + 45 bps ) , 9/1/38 (c) ..... 10,500 10,500
Metropolitan Transportation Authority Revenue
Series A-2 , 5 .00% , 11/15/45 , (Put Date 5/15/30) (b) ........................... 1,830 1,948
Series A3 , 3 .59% ( SOFR + 65 bps ) , 11/15/42 , (Put Date 4/1/26) (b) (c) ............... 10,000 9,969
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.) ,
Series 2 , 3 .74% ( SOFR + 80 bps ) , 11/1/32 , (Put Date 4/1/26) (b) (c) ................. 2,000 2,003
New York City Municipal Water Finance Authority Revenue , Series DD , 2 .25% , 6/15/33 , (Put
Date 9/4/25) (b) (d) .................................................. 600 600
New York Liberty Development Corp. Revenue
2 .63% , 9/15/69 , Continuously Callable @100 ............................... 1,650 1,529
2 .80% , 9/15/69 , Continuously Callable @100 ............................... 14,950 13,821
Series A , 1 .90% , 11/15/31 , Continuously Callable @100 ....................... 2,000 1,747
New York State Dormitory Authority Revenue , 5 .00% , 12/1/25 (a) .................... 1,200 1,201
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.) , Series DBE-
8105 , 2 .50% , 8/1/50 , (Put Date 9/04/25) (a) (b) (d) ............................ 9 9
Troy Capital Resource Corp. Revenue
5 .00% , 8/1/26 , Continuously Callable @100 ............................... 1,050 1,060
5 .00% , 9/1/27 ..................................................... 1,250 1,306
74,035
North Carolina (0.9%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue ,
3 .45% , 11/1/33 , (Put Date 10/1/31) (b) .................................... 1,100 1,088
North Carolina Medical Care Commission Revenue
Series A , 4 .00% , 10/1/27 ............................................. 600 612
Series B-1 , 2 .55% , 9/1/26 , Continuously Callable @100 ....................... 1,575 1,575
Series B-1 , 4 .25% , 10/1/28 , Continuously Callable @100 ...................... 250 250
Series B-1 , 4 .75% , 9/1/29 , Continuously Callable @100 ....................... 410 409
Series B2 , 2 .30% , 9/1/25 , Continuously Callable @100 ........................ 1,250 1,250
Series B-2 , 4 .50% , 9/1/29 , Continuously Callable @100 ....................... 625 618
5,802
North Dakota (0.4%):
City of Grand Forks Revenue
5 .00% , 12/1/31 .................................................... 1,200 1,280
5 .00% , 12/1/32 , Continuously Callable @100 ............................... 1,300 1,374
2,654

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
49
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ohio (2.0%):
Akron Bath Copley Joint Township Hospital District Revenue
5 .00% , 11/15/29 .................................................... $ 275 $ 301
5 .00% , 11/15/30 .................................................... 350 388
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 300 330
Cleveland-Cuyahoga County Port Authority Revenue , Series A , 5 .25% , 1/1/34 (a) ......... 500 517
County of Allen Hospital Facilities Revenue , 5 .00% , 12/1/30 , Continuously Callable @100 .. 2,000 2,188
County of Hamilton Revenue , 5 .00% , 9/15/29 .................................. 1,345 1,420
Ohio Air Quality Development Authority Revenue , Series B , 2 .40% , 12/1/38 , (Put Date
10/1/29) (b) ....................................................... 3,250 3,135
Ohio Air Quality Development Authority Revenue AMT , Series A , 3 .75% , 1/1/29 ......... 1,000 996
Southeastern Ohio Port Authority Revenue , 5 .00% , 12/1/25 , Continuously Callable @100 ... 1,000 1,000
State of Ohio Revenue
5 .00% , 11/15/27 .................................................... 425 440
5 .00% , 11/15/30 .................................................... 710 761
5 .00% , 11/15/31 , Continuously Callable @100 .............................. 465 494
Series A , 5 .00% , 1/15/30 ............................................. 1,000 1,091
13,061
Oklahoma (0.8%):
Muskogee Industrial Trust Revenue , 4 .00% , 9/1/28 ............................... 5,000 5,148
Oregon (1.1%):
County of Gilliam Revenue AMT , Series A , 4 .25% , 7/1/38 , (Put Date 7/2/29) (b) .......... 6,250 6,268
Oregon State Facilities Authority Revenue
Series A , 5 .00% , 10/1/28 ............................................. 150 157
Series A , 5 .00% , 10/1/29 ............................................. 300 318
Series A , 5 .00% , 10/1/30 ............................................. 300 320
7,063
Pennsylvania (5.6%):
Chester County IDA Revenue , 5 .00% , 3/1/27 , Continuously Callable @100 ............. 3,375 3,422
Clairton Municipal Authority Revenue
Series A , 4 .00% , 12/1/29 ............................................. 860 873
Series B , 5 .00% , 12/1/25 ............................................. 650 652
Series B , 5 .00% , 12/1/26 ............................................. 675 689
Commonwealth Financing Authority Revenue , 5 .00% , 6/1/26 ....................... 2,000 2,037
County of Lehigh Revenue
5 .00% , 7/1/28 ..................................................... 1,750 1,861
5 .00% , 7/1/29 ..................................................... 2,000 2,165
Delaware County Authority Revenue
5 .00% , 10/1/25 .................................................... 525 525
5 .00% , 10/1/30 .................................................... 1,200 1,231
Latrobe IDA Revenue
5 .00% , 3/1/28 ..................................................... 135 139
5 .00% , 3/1/29 ..................................................... 175 183
5 .00% , 3/1/30 ..................................................... 150 158
5 .00% , 3/1/31 ..................................................... 175 185
Luzerne County IDA Revenue (INS - Assured Guaranty Municipal Corp.)
5 .00% , 12/15/25 .................................................... 550 554
5 .00% , 12/15/26 , Continuously Callable @100 .............................. 500 503
5 .00% , 12/15/27 , Continuously Callable @100 .............................. 1,000 1,007
Pennsylvania Economic Development Financing Authority Revenue AMT
Series A , 4 .00% , 6/1/41 , (Put Date 7/1/26) (b) ............................... 5,000 5,018
Series B1 , 3 .85% , 4/1/49 , (Put Date 10/15/25) (b) ............................ 1,000 996
Series B-2 , 3 .85% , 4/1/49 , (Put Date 1/15/26) (b) ............................. 3,750 3,748
Pennsylvania Higher Education Assistance Agency Revenue AMT , Series 1A , 5 .00% , 6/1/30 . 500 530
Pennsylvania Turnpike Commission Registration Fee Revenue , 3 .48% ( MUNIPSA + 85 bps ) ,
7/15/41 , (Put Date 7/15/26) (b) (c) ........................................ 2,500 2,505
Philadelphia IDA Revenue
5 .00% , 6/15/28 (a) .................................................. 210 216
5 .00% , 6/15/29 , Continuously Callable @100 (a) ............................. 220 227
5 .00% , 6/15/30 , Continuously Callable @100 (a) ............................. 145 149
Series DB-8161 , 2 .50% , 7/1/61 , (Put Date 7/3/25) (a) (b) (d) ..................... 5,000 5,000
The Berks County Municipal Authority Revenue
Series A1 , 8 .00% , 6/30/34 , Continuously Callable @104 ....................... 177 180

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
50
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series A-2A , 6 .00% , 6/30/34 , Continuously Callable @104 ..................... $ 89 $ 95
Series A3 , 5 .00% , 6/30/39 , Continuously Callable @100 ....................... 1,190 1,065
Series B1 , 0.00% , 6/30/44 , Continuously Callable @88 (f) ...................... 595 416
36,329
South Carolina (0.3%):
Piedmont Municipal Power Agency Revenue , Series D , 4 .00% , 1/1/32 , Continuously Callable
@100 ........................................................... 2,220 2,272
South Dakota (0.2%):
South Dakota Health & Educational Facilities Authority Revenue
3 .63% , 11/1/25 , (Put Date 9/11/25) (b) (d) .................................. 330 330
3 .63% , 11/1/27 , (Put Date 08/11/25) (b) (d) ................................. 900 900
1,230
Tennessee (2.1%):
Lewisburg Industrial Development Board Revenue AMT , 3 .85% , 7/2/35 , (Put Date 8/1/25) (b) 1,500 1,499
Metropolitan Government Nashville & Davidson County Industrial Development Board
Revenue AMT , 3 .88% , 8/1/31 , (Put Date 8/3/26) (b) .......................... 2,000 1,998
Tennergy Corp. Revenue
Series A , 5 .25% , 12/1/25 ............................................. 550 552
Series A , 4 .00% , 12/1/51 , (Put Date 9/1/28) (b) .............................. 4,130 4,201
Series A , 5 .50% , 10/1/53 , (Put Date 12/1/30) (b) ............................. 5,000 5,333
13,583
Texas (11.2%):
City of Dallas Housing Finance Corp. Revenue , 5 .00% , 7/1/26 , (Put Date 12/1/25) (b) ...... 2,750 2,767
City of Galveston Wharves & Terminal Revenue AMT
Series A , 5 .00% , 8/1/26 .............................................. 250 254
Series A , 5 .00% , 8/1/27 .............................................. 280 289
Series A , 5 .00% , 8/1/28 .............................................. 230 241
Series A , 5 .00% , 8/1/29 .............................................. 250 265
Series A , 5 .00% , 8/1/30 .............................................. 345 366
Series A , 5 .00% , 8/1/31 .............................................. 660 702
City of San Antonio Electric & Gas Systems Revenue , 3 .50% ( MUNIPSA + 87 bps ) , 2/1/48 , (Put
Date 12/1/25) (b) (c) ................................................. 5,000 4,997
County of Wise Revenue
5 .00% , 8/15/29 .................................................... 880 946
5 .00% , 8/15/31 .................................................... 680 742
5 .00% , 8/15/32 , Continuously Callable @100 ............................... 450 486
5 .00% , 8/15/33 , Continuously Callable @100 ............................... 930 996
Harris County Cultural Education Facilities Finance Corp. Revenue
5 .00% , 7/1/49 , (Put Date 12/1/26) (b) ..................................... 1,400 1,439
Series A , 5 .00% , 11/15/54 , (Put Date 5/15/32) (b) ............................ 2,000 2,156
Houston Housing Finance Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2024-DBE-
8153 , 2 .50% , 3/1/60 , (Put Date 9/4/2025) (a) (b) (d) ........................... 5,865 5,865
Martin County Hospital District, GO
4 .00% , 4/1/27 ..................................................... 300 306
4 .00% , 4/1/29 ..................................................... 405 422
4 .00% , 4/1/32 , Continuously Callable @100 ............................... 350 363
Mission Economic Development Corp. Revenue AMT
3 .85% , 1/1/26 , (Put Date 8/1/25) (b) ...................................... 4,000 4,000
5 .00% , 12/1/64 , (Put Date 6/1/30) (b) ..................................... 800 815
Series B , 3 .80% , 7/1/40 , (Put Date 9/1/25) (b) ............................... 1,750 1,750
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A , 5 .00% , 7/1/27 (g) ............................................ 1,251 1,244
Series A , 5 .00% , 7/1/28 (g) ............................................ 2,135 2,124
Series B2 , 4 .63% , 10/1/30 , Continuously Callable @100 ....................... 1,000 988
Series B3 , 4 .25% , 10/1/30 , Continuously Callable @100 ....................... 1,000 1,003
Port of Port Arthur Navigation District Revenue
Series A , 2 .30% , 4/1/40 , (Put Date 9/4/25) (b) (d) ............................. 11,800 11,800
Series B , 2 .30% , 4/1/40 , (Put Date 9/4/25) (b) (d) ............................. 22,975 12,477
Series C , 2 .35% , 4/1/40 , (Put Date 9/4/25) (b) (d) ............................. 5,255 5,255
Texas Municipal Gas Acquisition & Supply Corp. III Revenue , 5 .00% , 12/15/27 .......... 2,000 2,082
Texas Municipal Gas Acquisition & Supply Corp. V Revenue
5 .00% , 1/1/26 ..................................................... 450 453
5 .00% , 1/1/55 , (Put Date 1/1/34) (b) ...................................... 2,000 2,129

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
51
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Texas Private Activity Bond Surface Transportation Corp. Revenue , 4 .00% , 6/30/31 ,
Continuously Callable @100 ........................................... $ 2,355 $ 2,411
Victory Street Public Facility Corp. Revenue (LIQ - Deutsche Bank A.G.) , Series 2025-
DBE8158 , 2 .50% , 8/1/62 , (Put Date 9/4/25) (a) (b) (d) .......................... 600 600
72,733
Vermont (0.3%):
Vermont Economic Development Authority Revenue
4 .00% , 5/1/29 , Continuously Callable @103 ............................... 445 432
4 .00% , 5/1/30 , Continuously Callable @103 ............................... 230 221
Vermont Educational & Health Buildings Financing Agency Revenue , 5 .00% , 10/15/26 ..... 1,000 1,002
1,655
Virginia (2.1%):
James City County Economic Development Authority Revenue
Series A , 4 .00% , 12/1/30 , Continuously Callable @103 ........................ 220 214
Series C3 , 5 .25% , 12/1/27 , Continuously Callable @100 ....................... 530 531
Loudoun County Economic Development Authority Revenue (LIQ - Deutsche Bank A.G.) ,
Series 2023-DBE-8106 , 2 .50% , 6/1/63 , (Put Date 9/4/25) (a) (b) (d) ................ 5,855 5,855
Marquis Community Development Authority of York County Revenue , 1 .50% , 9/1/45 (a) (g) (h) 1,074 401
Marquis Community Development Authority of York County Tax Allocation
Series A , 1 .02% , 9/1/36 (g) (h) .......................................... 3,506 1,309
Series C , 9/1/41 (e) (h) ................................................ 5,111 5
Prince William County IDA Revenue , 5 .00% , 1/1/31 , Continuously Callable @102 ........ 1,700 1,685
Virginia Housing Development Authority Revenue , Series F , 3 .63% , 7/1/55 , (Put Date
4/1/26) (b) ........................................................ 655 655
Virginia Small Business Financing Authority Revenue , Series A , 5 .00% , 1/1/30 , Continuously
Callable @103 ..................................................... 1,250 1,331
Virginia Small Business Financing Authority Revenue AMT , 4 .00% , 11/1/52 , (Put Date
11/20/25) (b) ...................................................... 1,500 1,501
13,487
Washington (0.9%):
Washington Health Care Facilities Authority Revenue
5 .00% , 8/15/26 .................................................... 2,000 2,024
5 .00% , 8/15/27 .................................................... 2,175 2,254
Series B-3 , 5 .00% , 8/1/49 , (Put Date 8/1/26) (b) ............................. 1,000 1,005
Washington State Housing Finance Commission Revenue , Series A , 5 .00% , 7/1/26 ........ 290 295
5,578
Wisconsin (1.6%):
Public Finance Authority Revenue
4 .00% , 3/1/26 (a) ................................................... 1,510 1,506
4 .00% , 3/1/27 (a) ................................................... 795 787
4 .00% , 3/1/28 (a) ................................................... 840 823
3 .25% , 1/1/30 ..................................................... 1,795 1,779
5 .00% , 4/1/30 (a) ................................................... 500 510
Series A , 5 .00% , 6/1/30 .............................................. 750 778
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/26 ..................................................... 345 345
4 .00% , 3/15/30 .................................................... 400 408
Series B , 4 .00% , 9/15/26 ............................................. 110 111
Series B , 4 .00% , 9/15/27 ............................................. 140 142
Series B , 4 .00% , 9/15/28 , Continuously Callable @103 ........................ 200 202
Series B , 4 .00% , 9/15/29 , Continuously Callable @103 ........................ 305 308
Series B , 4 .00% , 9/15/30 , Continuously Callable @103 ........................ 320 321
Series B , 4 .00% , 9/15/31 , Continuously Callable @103 ........................ 315 314
Series B-2 , 5 .00% , 2/15/51 ............................................ 2,000 2,048
10,382
Total Municipal Bonds (Cost $649,927)
a
a
a
638,990
Total Investments (Cost $649,927) — 98.5% 638,990
Other assets in excess of liabilities —  1.5% 9,824
NET ASSETS - 100.00% $ 648,814
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2025, the fair value of these securities was
$53,015 (thousands) and amounted to 8.2% of net assets.

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
52
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
(b) Put Bond.
(c) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2025.
(d) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Zero-coupon bond.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
(h) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
MUNIPSA
—
SIFMA Municipal Swap Index Yield
SOFR
—
Secured Overnight Financing Rate
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ—Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statements of Assets and Liabilities
August 31, 2025
53
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Tax Exempt
Intermediate-Term
Fund
Victory Tax Exempt
Long-Term Fund
Victory Tax Exempt
Short-Term Fund
Assets:
Investments, at value (Cost $2,961,120, $1,717,392 and $649,927) $ 2,825,415 $ 1,547,152 $ 638,990
Cash 92 46 10,563
Receivables:
Interest 34,054 18,000 6,804
Capital shares issued 917 37 69
From Adviser 52 8 7
Prepaid expenses 73 41 45
Total Assets 2,860,603 1,565,284 656,478
Liabilities:
Payables:
Distributions 740 734 132
Investments purchased 5,761 — 6,500
Capital shares redeemed 3,673 1,567 691
Accrued expenses and other payables:
Investment advisory fees 680 297 178
Administration fees 342 198 82
Custodian fees 2 8 1
Transfer agent fees 143 58 32
Compliance fees 2 1 —(a)
Trustees' fees 1 1 1
12b-1 fees 3 —(a) —(a)
Other accrued expenses 79 52 47
Total Liabilities 11,426 2,916 7,664
Commitments and contingencies (Note 4 )
Net Assets:
Capital 3,149,173 1,850,860 690,378
Total accumulated earnings (loss) (299,996) (288,492) (41,564)
Net Assets $ 2,849,177 $ 1,562,368 $ 648,814
Net Assets:
Fund Shares $ 2,264,612 $ 1,525,052 $ 624,483
Institutional Shares 556,943 34,351 20,332
Class A 27,622 2,965 3,999
Total $ 2,849,177 $ 1,562,368 $ 648,814
Shares (unlimited number of shares authorized with no par value):
Fund Shares 183,974 132,398 60,535
Institutional Shares 45,259 2,983 1,970
Class A 2,244 258 387
Total 231,477 135,639 62,892
Net asset value, offering and redemption price per share:(b)
Fund Shares $ 12.31 $ 11.52 $ 10.32
Institutional Shares 12.31 11.52 10.32
Class A 12.31 11.50 10.33
Maximum Sales Charge — Class A 2.25% 2.25% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 12.59 $ 11.76 $ 10.57
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statements of Operations
For the Six Months Ended August 31, 2025
54
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Tax Exempt
Intermediate-Term
Fund
Victory Tax Exempt
Long-Term Fund
Victory Tax Exempt
Short-Term Fund
Investment Income:
Interest $ 57,809 $ 34,826 $ 10,957
Total Income 57,809 34,826 10,957
Expenses:
Investment advisory fees 4,117 1,840 1,009
Administration fees — Fund Shares 1,790 1,183 470
Administration fees — Institutional Shares 264 18 10
Administration fees — Class A 22 2 3
Sub-Administration fees 15 14 12
12b-1 fees — Class A 36 4 5
Custodian fees 59 34 14
Transfer agent fees — Fund Shares 397 247 134
Transfer agent fees — Institutional Shares 276 19 10
Transfer agent fees — Class A 15 2 2
Trustees' fees 23 23 23
Compliance fees 12 7 3
Legal and audit fees 28 27 27
State registration and filing fees 41 22 27
Other expenses 90 58 37
Recoupment of prior expenses waived/reimbursed by Adviser 55 10 7
Total Expenses 7,240 3,510 1,793
Less fees paid indirectly (59) (32) (13)
Expenses waived/reimbursed by Adviser (190) (27) (22)
Net Expenses 6,991 3,451 1,758
Net Investment Income (Loss) 50,818 31,375 9,199
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (59) (1,509) (33)
Net change in unrealized appreciation/depreciation on investment securities (79,687) (92,753) 3,410
Net realized/unrealized gains (losses) on investments (79,746) (94,262) 3,377
Change in net assets resulting from operations $ (28,928) $ (62,887) $ 12,576

55
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Intermediate-
Term Fund
Victory Tax Exempt Long-Term
Fund
Victory Tax Exempt Short-Term
Fund
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 50,818 $ 104,158 $ 31,375 $ 63,419 $ 9,199 $ 19,487
Net realized gains (losses) (59) 3,095 (1,509) 2,522 (33) 233
Net change in unrealized
appreciation/depreciation (79,687) 15,084 (92,753) 18,040 3,410 8,402
Change in net assets resulting from
operations (28,928) 122,337 (62,887) 83,981 12,576 28,122
Distributions to Shareholders:
Fund Shares (41,426) (83,694) (30,681) (62,062) (8,846) (18,796)
Institutional Shares (9,294) (19,656) (710) (1,364) (277) (592)
Class A (466) (820) (55) (107) (52) (95)
Change in net assets resulting from
distributions to shareholders (51,186) (104,170) (31,446) (63,533) (9,175) (19,483)
Change in net assets resulting from
capital transactions (126,642) (163,109) (40,041) (106,486) (6,180) (53,040)
Change in net assets (206,756) (144,942) (134,374) (86,038) (2,779) (44,401)
Net Assets:
Beginning of period 3,055,933 3,200,875 1,696,742 1,782,780 651,593 695,994
End of period $ 2,849,177 $ 3,055,933 $ 1,562,368 $ 1,696,742 $ 648,814 $ 651,593

56
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Tax Exempt Intermediate-
Term Fund
Victory Tax Exempt Long-Term
Fund
Victory Tax Exempt Short-Term
Fund
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Six Months
Ended
August 31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 104,865 $ 293,588 $ 25,985 $ 49,859 $ 31,777 $ 43,953
Distributions reinvested 36,044 74,086 25,385 52,121 7,753 16,688
Cost of shares redeemed (282,826) (468,890) (90,419) (203,015) (46,715) (113,315)
Total Fund Shares $ (141,917) $ (101,216) $ (39,049) $ (101,035) $ (7,185) $ (52,674)
Institutional Shares
Proceeds from shares issued $ 117,342 $ 130,330 $ 8,233 $ 25,718 $ 6,961 $ 9,074
Distributions reinvested 8,669 18,585 697 1,361 251 474
Cost of shares redeemed (109,305) (217,083) (10,111) (32,095) (6,528) (9,429)
Total Institutional Shares $ 16,706 $ (68,168) $ (1,181) $ (5,016) $ 684 $ 119
Class A
Proceeds from shares issued $ 1,261 $ 10,844 $ 242 $ 107 $ 472 $ 617
Distributions reinvested 431 745 48 94 48 88
Cost of shares redeemed (3,123) (5,314) (101) (636) (199) (1,190)
Total Class A $ (1,431) $ 6,275 $ 189 $ (435) $ 321 $ (485)
Change in net assets resulting from
capital transactions $ (126,642) $ (163,109) $ (40,041) $ (106,486) $ (6,180) $ (53,040)
Share Transactions:
Fund Shares
Issued 8,504 23,329 2,222 4,102 3,108 4,318
Reinvested 2,925 5,896 2,182 4,296 758 1,641
Redeemed (22,966) (37,312) (7,769) (16,706) (4,567) (11,141)
Total Fund Shares (11,537) (8,087) (3,365) (8,308) (701) (5,182)
Institutional Shares
Issued 9,532 10,370 707 2,097 679 893
Reinvested 704 1,479 60 112 25 47
Redeemed (8,882) (17,272) (866) (2,614) (638) (926)
Total Institutional Shares 1,354 (5,423) (99) (405) 66 14
Class A
Issued 102 861 21 9 46 60
Reinvested 35 59 4 8 5 9
Redeemed (254) (422) (9) (53) (19) (118)
Total Class A (117) 498 16 (36) 32 (49)
Change in Shares (10,300) (13,012) (3,448) (8,749) (603) (5,217)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
57
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Fund Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $12.64 $12.56 $12.36 $13.00 $13.85 $13.33 $13.37
Investment Activities:
Net investment income (loss)(b) 0.21 0.42 0.41 0.35 0.33 0.37 0.38
Net realized and unrealized gains
(losses) (0.32) 0.08 0.20 (0.64) (0.85) 0.52 (0.03)
Total from Investment
Activities (0.11) 0.50 0.61 (0.29) (0.52) 0.89 0.35
Distributions to Shareholders from:
Net investment income (0.22) (0.42) (0.41) (0.35) (0.33) (0.37) (0.39)
Total Distributions (0.22) (0.42) (0.41) (0.35) (0.33) (0.37) (0.39)
Net Asset Value, End of Period $12.31 $12.64 $12.56 $12.36 $13.00 $13.85 $13.33
Total Return(c)(d) (0.89)% 4.05% 5.04% (2.19)% (3.86)% 6.72% 2.56%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.48%(h) 0.48%(h) 0.49%(h) 0.49% 0.53% 0.50% 0.49%
Net Investment Income (Loss)(e) 3.45% 3.33% 3.29% 3.10% 2.39% 2.69% 2.82%
Gross Expenses(e)(f) 0.48%(h) 0.48%(h) 0.50%(h) 0.49% 0.53% 0.50% 0.49%
Supplemental Data:
Net Assets at end of period
(000's) $2,264,612 $2,471,290 $2,557,919 $2,977,555 $3,670,223 $4,059,780 $4,788,060
Portfolio Turnover(c)(i) 7% 13% 8% 11% 13% 23% 26%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
58
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Institutional Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $12.64 $12.56 $12.35 $13.00 $13.85 $13.57
Investment Activities:
Net investment income (loss)(c) 0.22 0.42 0.41 0.36 0.34 0.27
Net realized and unrealized gains (losses) (0.33) 0.08 0.21 (0.65) (0.85) 0.29
Total from Investment Activities (0.11) 0.50 0.62 (0.29) (0.51) 0.56
Distributions to Shareholders from:
Net investment income (0.22) (0.42) (0.41) (0.36) (0.34) (0.28)
Total Distributions (0.22) (0.42) (0.41) (0.36) (0.34) (0.28)
Net Asset Value, End of Period $12.31 $12.64 $12.56 $12.35 $13.00 $13.85
Total Return(d)(e) (0.87)% 4.08% 5.16% (2.24)% (3.78)% 4.15%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.44%(i) 0.44%(i) 0.46%(i) 0.46% 0.44% 0.44%
Net Investment Income (Loss)(f) 3.49% 3.37% 3.32% 3.13% 2.47% 2.61%
Gross Expenses(f)(h) 0.50%(i) 0.51%(i) 0.53%(i) 0.52% 0.54% 0.51%
Supplemental Data:
Net Assets at end of period (000's) $556,943 $554,800 $619,555 $779,029 $1,020,822 $996,601
Portfolio Turnover(d)(j) 7% 13% 8% 11% 13% 23%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

59
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Class A
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $12.64 $12.56 $12.36 $13.00 $13.85 $13.33 $13.36
Investment Activities:
Net investment income (loss)(b) 0.20 0.39 0.38 0.33 0.30 0.33 0.35
Net realized and unrealized gains
(losses) (0.33) 0.08 0.20 (0.65) (0.86) 0.52 (0.03)
Total from Investment
Activities (0.13) 0.47 0.58 (0.32) (0.56) 0.85 0.32
Distributions to Shareholders from:
Net investment income (0.20) (0.39) (0.38) (0.32) (0.29) (0.33) (0.35)
Total Distributions (0.20) (0.39) (0.38) (0.32) (0.29) (0.33) (0.35)
Net Asset Value, End of Period $12.31 $12.64 $12.56 $12.36 $13.00 $13.85 $13.33
Total Return(c)(d) (1.01)% 3.80% 4.79% (2.41)% (4.10)% 6.46% 2.37%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.72%(h) 0.71%(h) 0.74%(h) 0.74% 0.78% 0.75% 0.75%
Net Investment Income (Loss)(e) 3.21% 3.11% 3.05% 2.85% 2.14% 2.43% 2.57%
Gross Expenses(e)(f) 0.86%(h) 0.86%(h) 0.89%(h) 0.87% 0.87% 0.86% 0.87%
Supplemental Data:
Net Assets at end of period
(000's) $27,622 $29,843 $23,401 $24,533 $28,588 $23,934 $25,265
Portfolio Turnover(c)(i) 7% 13% 8% 11% 13% 23% 26%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
60
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Fund Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $12.20 $12.06 $11.79 $12.92 $13.71 $13.21 $13.28
Investment Activities:
Net investment income (loss)(b) 0.23 0.44 0.44 0.39 0.38 0.42 0.45
Net realized and unrealized gains
(losses) (0.68) 0.14 0.28 (1.14) (0.79) 0.50 (0.07)
Total from Investment
Activities (0.45) 0.58 0.72 (0.75) (0.41) 0.92 0.38
Distributions to Shareholders from:
Net investment income (0.23) (0.44) (0.45) (0.38) (0.38) (0.42) (0.45)
Total Distributions (0.23) (0.44) (0.45) (0.38) (0.38) (0.42) (0.45)
Net Asset Value, End of Period $11.52 $12.20 $12.06 $11.79 $12.92 $13.71 $13.21
Total Return(c)(d) (3.70)% 4.93% 6.22% (5.79)% (3.15)% 7.00% 2.74%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.43%(h) 0.45%(h) 0.43%(h) 0.46% 0.50% 0.47% 0.48%
Net Investment Income (Loss)(e) 3.88% 3.65% 3.75% 3.49% 2.73% 3.13% 3.36%
Gross Expenses(e)(f) 0.43%(h) 0.45%(h) 0.44%(h) 0.47% 0.50% 0.48% 0.48%
Supplemental Data:
Net Assets at end of period
(000's) $1,525,052 $1,656,204 $1,737,393 $1,825,576 $2,127,775 $2,404,178 $2,403,342
Portfolio Turnover(c)(i) 3% 4% 4% 10% 10% 21% 24%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

61
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Institutional Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $12.20 $12.06 $11.79 $12.91 $13.71 $13.40
Investment Activities:
Net investment income (loss)(c) 0.23 0.45 0.44 0.39 0.39 0.31
Net realized and unrealized gains (losses) (0.68) 0.14 0.28 (1.12) (0.81) 0.32
Total from Investment Activities (0.45) 0.59 0.72 (0.73) (0.42) 0.63
Distributions to Shareholders from:
Net investment income (0.23) (0.45) (0.45) (0.39) (0.38) (0.32)
Total Distributions (0.23) (0.45) (0.45) (0.39) (0.38) (0.32)
Net Asset Value, End of Period $11.52 $12.20 $12.06 $11.79 $12.91 $13.71
Total Return(d)(e) (3.68)% 4.96% 6.24% (5.69)% (3.16)% 4.71%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.38%(i) 0.42%(i) 0.41%(i) 0.44% 0.44% 0.44%
Net Investment Income (Loss)(f) 3.93% 3.69% 3.77% 3.52% 2.92% 3.03%
Gross Expenses(f)(h) 0.49%(i) 0.55%(i) 0.53%(i) 0.59% 0.65% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $34,351 $37,592 $42,037 $52,513 $64,506 $5,533
Portfolio Turnover(d)(j) 3% 4% 4% 10% 10% 21%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
62
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Class A
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $12.18 $12.04 $11.77 $12.90 $13.69 $13.19 $13.26
Investment Activities:
Net investment income (loss)(b) 0.22 0.42 0.42 0.36 0.35 0.40 0.43
Net realized and unrealized gains
(losses) (0.68) 0.14 0.27 (1.13) (0.79) 0.50 (0.08)
Total from Investment
Activities (0.46) 0.56 0.69 (0.77) (0.44) 0.90 0.35
Distributions to Shareholders from:
Net investment income (0.22) (0.42) (0.42) (0.36) (0.35) (0.40) (0.42)
Total Distributions (0.22) (0.42) (0.42) (0.36) (0.35) (0.40) (0.42)
Net Asset Value, End of Period $11.50 $12.18 $12.04 $11.77 $12.90 $13.69 $13.19
Total Return(c)(d) (3.81)% 4.73% 6.01% (5.97)% (3.33)% 6.80% 2.53%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.64%(h) 0.65%(h) 0.64%(h) 0.66% 0.69% 0.67% 0.70%
Net Investment Income (Loss)(e) 3.68% 3.46% 3.54% 3.32% 2.56% 2.94% 3.15%
Gross Expenses(e)(f) 1.21%(h) 1.40%(h) 1.13%(h) 1.18% 1.11% 1.08% 1.01%
Supplemental Data:
Net Assets at end of period
(000's) $2,965 $2,946 $3,350 $4,718 $3,789 $8,466 $7,680
Portfolio Turnover(c)(i) 3% 4% 4% 10% 10% 21% 24%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

63
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Fund Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $10.26 $10.13 $9.99 $10.24 $10.63 $10.32 $10.48
Investment Activities:
Net investment income (loss)(b) 0.15 0.30 0.28 0.20 0.13 0.14 0.19
Net realized and unrealized gains
(losses) 0.06 0.13 0.15 (0.25) (0.39) 0.31 (0.16)
Total from Investment
Activities 0.21 0.43 0.43 (0.05) (0.26) 0.45 0.03
Distributions to Shareholders from:
Net investment income (0.15) (0.30) (0.29) (0.20) (0.13) (0.14) (0.19)
Total Distributions (0.15) (0.30) (0.29) (0.20) (0.13) (0.14) (0.19)
Net Asset Value, End of Period $10.32 $10.26 $10.13 $9.99 $10.24 $10.63 $10.32
Total Return(c)(d) 2.02% 4.27% 4.34% (0.51)% (2.52)% 4.42% 0.23%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.54%(h) 0.46%(h) 0.50%(h) 0.49% 0.56% 0.53% 0.51%
Net Investment Income (Loss)(e) 2.83% 2.91% 2.83% 2.13% 1.18% 1.37% 1.77%
Gross Expenses(e)(f) 0.54%(h) 0.47%(h) 0.50%(h) 0.50% 0.56% 0.54% 0.51%
Supplemental Data:
Net Assets at end of period
(000's) $624,483 $628,391 $672,740 $750,619 $983,453 $1,181,011 $1,271,899
Portfolio Turnover(c)(i) 20% 31% 13% 17% 16% 66%(j) 54%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
64
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Institutional Shares
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.27 $10.13 $10.00 $10.25 $10.64 $10.50
Investment Activities:
Net investment income (loss)(c) 0.15 0.30 0.29 0.20 0.14 0.11
Net realized and unrealized gains (losses) 0.05 0.14 0.13 (0.25) (0.40) 0.14
Total from Investment Activities 0.20 0.44 0.42 (0.05) (0.26) 0.25
Distributions to Shareholders from:
Net investment income (0.15) (0.30) (0.29) (0.20) (0.13) (0.11)
Total Distributions (0.15) (0.30) (0.29) (0.20) (0.13) (0.11)
Net Asset Value, End of Period $10.32 $10.27 $10.13 $10.00 $10.25 $10.64
Total Return(d)(e) 1.94% 4.41% 4.27% (0.49)% (2.43)% 2.39%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.51%(i) 0.42%(i) 0.46%(i) 0.46% 0.48% 0.47%
Net Investment Income (Loss)(f) 2.86% 2.95% 2.87% 2.15% 1.28% 1.33%
Gross Expenses(f)(h) 0.64%(i) 0.63%(i) 0.57%(i) 0.59% 0.55% 0.69%
Supplemental Data:
Net Assets at end of period (000's) $20,332 $19,546 $19,154 $26,983 $41,969 $25,038
Portfolio Turnover(d)(j) 20% 31% 13% 17% 16% 66%(k)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Does not include acquired fund fees and expenses, if any.
(i) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

65
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Class A
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $10.28 $10.14 $10.00 $10.26 $10.64 $10.34 $10.49
Investment Activities:
Net investment income (loss)(b) 0.13 0.28 0.27 0.17 0.10 0.12 0.16
Net realized and unrealized gains
(losses) 0.05 0.14 0.14 (0.25) (0.38) 0.30 (0.15)
Total from Investment
Activities 0.18 0.42 0.41 (0.08) (0.28) 0.42 0.01
Distributions to Shareholders from:
Net investment income (0.13) (0.28) (0.27) (0.18) (0.10) (0.12) (0.16)
Total Distributions (0.13) (0.28) (0.27) (0.18) (0.10) (0.12) (0.16)
Net Asset Value, End of Period $10.33 $10.28 $10.14 $10.00 $10.26 $10.64 $10.34
Total Return(c)(d) 1.81% 4.15% 4.16% (0.76)% (2.64)% 4.07% 0.09%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.76%(h) 0.66%(h) 0.67%(h) 0.67% 0.78% 0.76% 0.75%
Net Investment Income (Loss)(e) 2.60% 2.71% 2.66% 1.87% 0.96% 1.12% 1.54%
Gross Expenses(e)(f) 1.24%(h) 1.26%(h) 1.11%(h) 0.98% 0.93% 0.88% 0.93%
Supplemental Data:
Net Assets at end of period
(000's) $3,999 $3,656 $4,100 $4,104 $12,792 $16,590 $10,144
Portfolio Turnover(c)(i) 20% 31% 13% 17% 16% 66%(j) 54%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

Notes to Financial Statements
August 31, 2025
Victory Portfolios III
66
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following three funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Tax Exempt Intermediate-Term Fund Tax Exempt Intermediate-Term Fund Fund Shares, Institutional Shares,
and Class A
Victory Tax Exempt Long-Term Fund Tax Exempt Long-Term Fund Fund Shares, Institutional Shares,
and Class A
Victory Tax Exempt Short-Term Fund Tax Exempt Short-Term Fund Fund Shares, Institutional Shares,
and Class A

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
67
(Unaudited)
As of August 31, 2025, there were no significant transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Level 1 Level 2 Level 3 Total
Tax Exempt Intermediate-Term Fund
Municipal Bonds .............................................. $ — $ 2,825,415 $ — $ 2,825,415
Total ....................................................... $ — $ 2,825,415 $ — $ 2,825,415
Tax Exempt Long-Term Fund
Municipal Bonds .............................................. — 1,547,152 — 1,547,152
Total ....................................................... $ — $ 1,547,152 $ — $ 1,547,152
Tax Exempt Short-Term Fund
Municipal Bonds .............................................. — 637,275 1,715 638,990
Total ....................................................... $ — $ 637,275 $ 1,715 $ 638,990

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
68
(Unaudited)
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC").
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. Each Fund’s base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended August 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to the Lipper Index listed in the table below.
Each Index tracks the total return performance of the largest funds within the respective Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever each Funds'
class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Intermediate-Term Fund ............................................................ $ 191,383 $ 274,331
Tax Exempt Long-Term Fund ................................................................. 43,269 62,689
Tax Exempt Short-Term Fund ................................................................. 110,689 125,177
Base Rate
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Comparative Index
Tax Exempt Intermediate-Term Fund ....................................... Lipper Intermediate Municipal Debt Funds
Tax Exempt Long-Term Fund ............................................ Lipper General & Insured Municipal Debt Funds
Tax Exempt Short-Term Fund ............................................ Lipper Short Municipal Debt Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
69
(Unaudited)
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC").
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. Each Fund’s base fee is accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended August 31, 2025, are reflected on the Statements of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class' performance to the Lipper Index listed in the table below.
Each Index tracks the total return performance of the largest funds within the respective Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(
a
)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class' annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever each Funds'
class outperforms the respective Index in the table above, over that period, even if the class has overall negative returns during the performance period.
Excluding U.S. Government
Securities
Purchases Sales
Tax Exempt Intermediate-Term Fund ............................................................ $ 191,383 $ 274,331
Tax Exempt Long-Term Fund ................................................................. 43,269 62,689
Tax Exempt Short-Term Fund ................................................................. 110,689 125,177
Base Rate
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.28%
Comparative Index
Tax Exempt Intermediate-Term Fund ....................................... Lipper Intermediate Municipal Debt Funds
Tax Exempt Long-Term Fund ............................................ Lipper General & Insured Municipal Debt Funds
Tax Exempt Short-Term Fund ............................................ Lipper Short Municipal Debt Funds
Over/Under Performance Relative to
Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6
The performance adjustment rate, if any, included in the investment advisory fee may differ from the maximum over/under Annual Adjustment
Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
For the six months ended August 31, 2025, performance adjustments were (amounts in thousands):
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2025, the Funds had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Funds' administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate, which is based on the Funds' average daily net assets as follows:
Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-
Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The
Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
For the classes below, transfer agent fees for are paid monthly based on a fee accrued daily at an annualized rate of average daily net assets, plus out-of-pocket expenses as follows:
Fund Shares
Institutional
Shares Class A
Tax Exempt Intermediate-Term Fund ................................................... $ —(a) — (b) (4)
as annual % rate ................................................................ — — (0.03)%
Tax Exempt Long-Term Fund ........................................................ $ (412) (10) (1)
as annual % rate ................................................................ (0.05)% (0.06)% (0.06)%
Tax Exempt Short-Term Fund ........................................................ $ 94 4 —(c)
as annual % rate ................................................................ 0.03% 0.04% 0.01%
(a) There was no performance adjustment for Fund Shares.
(b) There was no performance adjustment for Institutional Shares.
(c) Rounds to less than $1 thousand.
(d) Rounds to less than 0.01%.
Fund Shares
Institutional
Shares Class A
Tax Exempt Intermediate-Term Fund ..................................................... 0.15% 0.10% 0.15%
Tax Exempt Long-Term Fund .......................................................... 0.15% 0.10% 0.15%
Tax Exempt Short-Term Fund .......................................................... 0.15% 0.10% 0.15%
Institutional
Shares Class A
Tax Exempt Intermediate-Term Fund ................................................................. 0.10% 0.10%
Tax Exempt Long-Term Fund ...................................................................... 0.10% 0.10%
Tax Exempt Short-Term Fund ...................................................................... 0.10% 0.10%

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
70
(Unaudited)
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2025, the Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2025, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least June 30, 2026.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser.
Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds' business are excluded from the expense limits. As of August 31, 2025, the expense limits (excluding voluntary waivers) are as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2025.
For the six months ended August 31, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of August 31, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
Class A
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Amount
Tax Exempt Intermediate-Term Fund ....................................................................... $ —(a)
(a) Rounds to less than $1 thousand.
In effect until June 30, 2026
Fund Shares
Institutional
Shares Class A
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.75%
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.70%
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.51% 0.47% 0.75%
Amount
Tax Exempt Intermediate-Term Fund ....................................................................... $ 55
Tax Exempt Long-Term Fund ............................................................................ 10
Tax Exempt Short-Term Fund ............................................................................ 7

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
71
(Unaudited)
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Funds pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2025, the Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2025, are reflected on the Statements of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least June 30, 2026.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser.
Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds' business are excluded from the expense limits. As of August 31, 2025, the expense limits (excluding voluntary waivers) are as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2025.
For the six months ended August 31, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of August 31, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
Class A
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Amount
Tax Exempt Intermediate-Term Fund ....................................................................... $ —(a)
(a) Rounds to less than $1 thousand.
In effect until June 30, 2026
Fund Shares
Institutional
Shares Class A
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.75%
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.44% 0.70%
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.51% 0.47% 0.75%
Amount
Tax Exempt Intermediate-Term Fund ....................................................................... $ 55
Tax Exempt Long-Term Fund ............................................................................ 10
Tax Exempt Short-Term Fund ............................................................................ 7
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.
Credit Risk — The fixed-income securities held in the Funds' portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
Interest Rate Risk  — The Funds are subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Expires
2026
Expires
2027
Expires
2028
Expires
2029 Total
Tax Exempt Intermediate-Term Fund ........................... $ 304 $ 576 $ 480 $ 190 $ 1,550
Tax Exempt Long-Term Fund ................................ 128 137 103 27 395
Tax Exempt Short-Term Fund ................................ 103 57 85 22 267

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
72
(Unaudited)
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended
August 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the
Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-
month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of
June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended August 31, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the six months ended August 31, 2025.
7. Federal Income Tax Information:
Distributions from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2025, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts
in thousands):
Declared Paid
Tax Exempt Intermediate-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Tax Exempt Long-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Tax Exempt Short-Term Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Short-Term
Amount
Long-Term
Amount Total
Tax Exempt Intermediate-Term Fund ........................................ $ (76,986) $ (87,754) $ (164,740)
Tax Exempt Long-Term Fund ............................................. (18,621) (99,910) (118,531)
Tax Exempt Short-Term Fund ............................................. (2,603) (27,973) (30,576)

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
73
(Unaudited)
8. Segment Reporting:
The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment
Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
VP3-TE-1025

August 31, 2025
Semi-Annual: Full Financials
Victory Tax Exempt Money Market Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 9

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Tax Exempt Money Market Fund
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (99.8%)
Alabama (3.6%):
Mobile County IDA Revenue (LOC - Swedbank AB) , Series B , 2 .70% , 7/1/40 , Continuously
Callable @100 (a) ................................................... $ 15,000 $ 15,000
Florida (0.9%):
Hillsborough County Industrial Development Authority Revenue (LOC - Toronto-Dominion
Bank) , Series C , 2 .60% , 11/1/38 , Continuously Callable @100 (a) ................ 3,815 3,815
Georgia (4.7%):
Development Authority of Appling County Revenue , 2 .30% , 9/1/29 , Continuously Callable
@100 (a) ......................................................... 6,000 6,000
The Development Authority of Burke County Revenue , Series 1 , 2 .30% , 7/1/49 (a) ........ 13,225 13,225
19,225
Illinois (6.7%):
Illinois Educational Facilities Authority Revenue (LOC - Huntington National Bank) , Series A ,
2 .73% , 10/1/32 , Continuously Callable @100 (a) ............................. 7,880 7,880
Illinois Finance Authority Revenue (LOC - PNC Financial Services Group) , 2 .55% , 4/1/37 ,
Continuously Callable @100 (a) ......................................... 15,000 15,000
Village of Channahon Revenue (LOC - U.S. Bancorp) , 2 .75% , 12/1/34 , Continuously Callable
@100 (a) ......................................................... 4,895 4,895
27,775
Indiana (1.6%):
City of Berne Revenue (LOC - Federal Home Loan Bank of Indianapolis) , 2 .73% , 10/1/33 ,
Continuously Callable @100 (a) ......................................... 3,380 3,380
Indiana Finance Authority Revenue (LOC - Federal Home Loan Bank of Indianapolis) , Series
A , 2 .73% , 7/1/29 , Continuously Callable @100 (a) ........................... 3,385 3,385
6,765
Iowa (6.7%):
Iowa Finance Authority Revenue
Series A , 2 .66% , 9/1/36 , Continuously Callable @100 (a) ....................... 6,763 6,763
Series A , 2 .70% , 9/1/36 , Callable 10/1/25 @ 100 (a) .......................... 8,985 8,985
Series A , 2 .66% , 6/1/39 , Continuously Callable @100 (a) ....................... 12,600 12,600
28,348
Kansas (4.5%):
City of Burlington Revenue
Series A , 2 .80% , 9/1/35 , Continuously Callable @100 (a) ....................... 7,250 7,250
Series B , 2 .80% , 9/1/35 , Continuously Callable @100 (a) ....................... 4,200 4,200
City of St. Marys Revenue , 2 .85% , 4/15/32 , Continuously Callable @100 (a) ............. 7,600 7,600
19,050
Kentucky (5.5%):
Kentucky Economic Development Finance Authority Revenue , Series C , 2 .77% , 5/1/34 ,
Continuously Callable @100 (a) ......................................... 7,200 7,200
Lexington-Fayette Urban County Government Revenue (LOC - Federal Home Loan Bank of
Cincinnati) , 4 .59% , 12/1/27 , Callable 9/11/25 @ 100 (a) ....................... 905 905
Louisville/Jefferson County Metropolitan Government Revenue (LOC - PNC Financial
Services Group) , 2 .55% , 10/1/43 , Continuously Callable @100 (a) ................ 15,105 15,105
23,210
Louisiana (5.4%):
Parish of St. James Revenue , Series B-1 , 2 .85% , 11/1/40 , Continuously Callable @100 (a) ... 19,000 19,000
St. Tammany Corp. Revenue (LOC - Federal Home Loan Bank of Dallas) , 2 .77% , 3/1/33 ,
Continuously Callable @100 (a) ......................................... 3,590 3,590
22,590
Maryland (1.7%):
Maryland Health & Higher Educational Facilities Authority Revenue (LOC - Toronto-
Dominion Bank) , Series B , 2 .20% , 6/1/46 , Continuously Callable @100 (a) .......... 7,000 7,000
Minnesota (3.3%):
City of Rochester Revenue (LOC - Federal Home Loan Bank of Indianapolis) , Series A ,
2 .66% , 5/1/61 , Continuously Callable @100 (a) ............................. 13,940 13,940
Mississippi (2.4%):
Mississippi Business Finance Corp. Revenue , Series K , 2 .25% , 11/1/35 , Callable 10/1/25 @
100 (a) ........................................................... 7,660 7,660

Victory Portfolios III
Victory Tax Exempt Money Market Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Mississippi Business Finance Corp. Revenue (LOC - Federal Home Loan Bank of Dallas) ,
2 .77% , 3/1/33 , Continuously Callable @100 (a) ............................. $ 2,535 $ 2,535
10,195
New Hampshire (4.8%):
New Hampshire Business Finance Authority Revenue (LOC - Landesbank Hessen-Thuringen) ,
2 .66% , 9/1/30 , Continuously Callable @100 (a) ............................. 19,990 19,990
New York (13.5%):
Build NYC Resource Corp. Revenue (LOC - Toronto-Dominion Bank) , 2 .83% , 12/1/45 ,
Continuously Callable @100 (a) ......................................... 7,150 7,150
Guilderland Industrial Development Agency Revenue (LOC - Key Bank, N.A.) , Series A ,
2 .95% , 7/1/32 , Continuously Callable @100 (a) ............................. 1,825 1,825
Metropolitan Transportation Authority Revenue (LOC - Barclays Bank PLC) , Series E-1 ,
2 .75% , 11/1/35 , Callable 10/1/25 @ 100 (a) ................................ 19,000 19,000
New York City Capital Resources Corp. Revenue (LOC - Manufacturers & Traders Trust Co.) ,
2 .85% , 12/1/40 , Continuously Callable @100 (a) ............................. 7,500 7,500
New York State Energy Research & Development Authority Revenue (LOC - Mizuho
Corporate Bank Ltd.)
Series A-2 , 2 .47% , 5/1/39 , Continuously Callable @100 (a) ..................... 3,500 3,500
Series A-3 , 2 .60% , 5/1/39 , Continuously Callable @100 (a) ..................... 13,200 13,200
Onondaga County Industrial Development Agency Revenue (LOC - Manufacturers & Traders
Trust Co.) , Series A , 2 .83% , 12/1/31 , Continuously Callable @100 (a) ............. 3,415 3,415
St. Lawrence County Industrial Development Agency Revenue (LOC - Citizens Financial
Group) , 2 .78% , 7/1/37 (a) ............................................. 1,475 1,475
57,065
Oklahoma (5.3%):
Edmond Economic Development Authority Revenue (LOC - Bank of Oklahoma, N.A.) , Series
A , 2 .67% , 6/1/31 , Callable 10/1/25 @ 100 (a) ............................... 3,250 3,250
Garfield County Industrial Authority Revenue , Series A , 2 .75% , 10/1/39 , Callable 10/1/25 @
100 (a) ........................................................... 19,000 19,000
22,250
South Carolina (4.2%):
South Carolina Jobs-Economic Development Authority Revenue (LOC - Federal Home Loan
Bank of Indianapolis) , 2 .68% , 5/1/61 , Continuously Callable @100 (a) ............. 17,300 17,300
Tennessee (5.2%):
Chattanooga Health Educational & Housing Facility Board Revenue , Series C , 2 .90% , 5/1/39 ,
Continuously Callable @100 (a) ......................................... 12,000 12,000
Greeneville Health & Educational Facilities Board Revenue (LOC - U.S. Bancorp) , Series B ,
2 .60% , 7/1/45 , Continuously Callable @100 (a) ............................. 9,455 9,455
21,455
Texas (12.8%):
Port of Arthur Navigation District Industrial Development Corp. Revenue , Series A , 2 .69% ,
12/1/40 , Callable 10/1/25 @ 100 (a) ...................................... 16,000 16,000
Port of Port Arthur Navigation District Revenue
2 .83% , 11/1/40 , Continuously Callable @100 (a) ............................. 4,000 4,000
Series A , 2 .30% , 4/1/40 (a) ............................................ 7,000 7,000
Series B , 2 .30% , 4/1/40 (a) ............................................ 9,000 9,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (LOC - Sumitomo Mitsui
Banking Corp.) , Series C1 , 2 .55% , 7/1/47 , Continuously Callable @100 (a) .......... 18,000 18,000
54,000
Virginia (4.5%):
Loudoun County Economic Development Authority Revenue
Series A , 2 .48% , 2/15/38 , Callable 10/1/25 @ 100 (a) ......................... 9,000 9,000
Series B , 2 .48% , 2/15/38 , Callable 10/1/25 @ 100 (a) ......................... 10,000 10,000
19,000
West Virginia (2.5%):
West Virginia Hospital Finance Authority Revenue (LOC - PNC Financial Services Group) ,
Series D , 2 .55% , 6/1/41 , Continuously Callable @100 (a) ...................... 10,410 10,410
Total Municipal Bonds (Cost $418,383)
a
a
a
418,383
Total Investments (Cost $418,383) — 99.8% 418,383
Other assets in excess of liabilities —  0.2% 844
NET ASSETS - 100.00% $ 419,227

Victory Portfolios III
Victory Tax Exempt Money Market Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2025
See notes to financial statements.
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
IDA
—
Industrial Development Authority
PLC
—
Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
LOC—Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Statement of Assets and Liabilities
August 31, 2025
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Tax Exempt
Money Market
Fund
Assets:
Investments, at value (Cost $418,383) $ 418,383
Cash 432
Receivables:
Interest 1,109
Capital shares issued 216
From Adviser 20
Prepaid expenses 22
Total Assets 420,182
Liabilities:
Payables:
Capital shares redeemed 717
Accrued expenses and other payables:
Investment advisory fees 100
Administration fees 36
Custodian fees 9
Transfer agent fees 58
Compliance fees — (a)
Trustees' fees 1
Other accrued expenses 34
Total Liabilities 955
Commitments and contingencies (Note 3 )
Net Assets:
Capital 419,226
Total accumulated earnings 1
Net Assets $ 419,227
Shares (unlimited number of shares authorized with no par value): 419,218
Net asset value, offering and redemption price per share:(b) $ 1 .00
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2025
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Tax Exempt
Money Market
Fund
Investment Income:
Interest $ 5,955
Total Income 5,955
Expenses:
Investment advisory fees 605
Administration fees 216
Sub-Administration fees 16
Custodian fees 13
Transfer agent fees 333
Trustees' fees 23
Compliance fees 2
Legal and audit fees 27
State registration and filing fees 15
Other expenses 25
Total Expenses 1,275
Less fees paid indirectly (9)
Expenses waived/reimbursed by Adviser (57)
Net Expenses 1,209
Net Investment Income 4,746
Change in net assets resulting from operations $ 4,746

7
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Money
Market Fund
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income $ 4,746 $ 12,155
Change in net assets resulting from operations 4,746 12,155
Change in net assets resulting from distributions to shareholders (4,746) (12,155)
Change in net assets resulting from capital transactions (11,978) (28,388)
Change in net assets (11,978) (28,388)
Net Assets:
Beginning of period 431,205 459,593
End of period $ 419,227 $ 431,205
Capital Transactions:
Proceeds from shares issued $ 34,882 $ 72,527
Distributions reinvested 4,599 11,857
Cost of shares redeemed (51,459) (112,772)
Change in net assets resulting from capital transactions $ (11,978) $ (28,388)
Share Transactions:
Issued 34,882 72,527
Reinvested 4,599 11,857
Redeemed (51,459) (112,772)
Change in Shares (11,978) (28,388)

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Tax Exempt Money Market Fund
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income(b) 0.01 0.03 0.03 0.01 —(c) —(c) 0.01
Net realized and unrealized gains — — — — —(c) — —(c)
Total from Investment
Activities 0.01 0.03 0.03 0.01 —(c) —(c) 0.01
Distributions to Shareholders from:
Net investment income (0.01) (0.03) (0.03) (0.01) —(c) —(c) (0.01)
Net realized gains — — — —(c) — —(c) —
Total Distributions (0.01) (0.03) (0.03) (0.01) —(c) —(c) (0.01)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 1.11% 2.76% 2.98% 1.15% 0.01% 0.10% 1.05%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.56%(h) 0.56%(h) 0.56%(h) 0.55%(i) 0.16%(j) 0.35% 0.56%
Net Investment Income(f) 2.20% 2.73% 2.94% 1.23% 0.01% 0.11% 1.04%
Gross Expenses(f)(g) 0.59%(h) 0.61%(h) 0.60%(h) 0.59% 0.58% 0.57% 0.56%
Supplemental Data:
Net Assets at end of period
(000's) $419,227 $431,205 $459,593 $474,143 $502,350 $562,015 $1,345,628
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28 or February 29 during leap years.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(i) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.01% higher.
(j) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.40% higher.

Notes to Financial Statements
August 31, 2025
Victory Portfolios III
9
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
The Fund may impose discretionary liquidity fees on redemptions from the Fund subject to the Fund's Board of Trustees (the “Board”)
determination that such liquidity fees are in the best interest of the Fund. Upon such determination, the Fund may impose a liquidity fee of up to 2% of the value of the shares redeemed. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Board has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the
Board.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value (the “Procedures”). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting
Fund (Legal Name) Fund (Short Name)
Victory Tax Exempt Money Market Fund Tax Exempt Money Market Fund

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
10
(Unaudited)
in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the six months ended August 31, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2025, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
11
(Unaudited)
support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.15% of average daily net assets, plus out-of-pocket expenses.  VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended August 31, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least June 30, 2026. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2025, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2025.
As of August 31, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
4. Risks:
The following describes the principal risks that you may assume as an investor in the Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks.
Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
In effect until June 30, 2026
Tax Exempt Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.56%
Expires
2026
Expires
2027
Expires
2028
Expires
2029 Total
Tax Exempt Money Market Fund ............................. $ 65 $ 145 $ 215 $ 57 $ 482

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
12
(Unaudited)
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, changes in supply of and demand for tax-exempt securities, or other market factors.
Decisions by the U.S. Federal Reserve regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Structural Risk — Some tax-exempt securities are subject to special risks due to their unique structure. For instance, variable-rate demand notes (“VRDNs”) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice, normally one day or seven days. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase a synthetic instrument of this type unless the Fund believes there is minimal risk that the Fund will not be able to exercise the tender option at all times. The Fund will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that interest paid on the instrument is entitled to tax-exempt treatment.
Discretionary Liquidity Fees Risk  — The Fund may impose liquidity fees on redemptions subject to the Board’s determination that such liquidity fees are in the best interests of the Fund. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended
August 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the
Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-
month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of
June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2025.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended February 28, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
13
(Unaudited)
7. Segment Reporting:
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment
Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
39598-1025

August 31, 2025
Semi-Annual: Full Financials
Victory Treasury Money Market Trust

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
3
Statement of Operations
4
Statements of Changes in Net Assets
5
Financial Highlights
6
Notes to Financial Statements (Form N-CSR Item 7) 7

Schedule of Portfolio Investments
August 31, 2025
Victory Portfolios III
Victory Treasury Money Market Trust
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Treasury Obligations (70.0%)
U.S. Treasury Bills
4.25%, 9/2/25(a) ................................................... $ 50,000 $ 49,993
4.17%, 9/4/25(a) ................................................... 50,000 49,983
4.28%, 9/16/25(a) .................................................. 50,000 49,912
4 .27%, 10/2/25(a) .................................................. 50,000 49,817
4.13%, 10/9/25(a) .................................................. 50,000 49,787
4.25%, 10/14/25(a) .................................................. 50,000 49,748
4.10%, 10/30/25(a) .................................................. 50,000 49,671
4.28%, 11/12/25(a) .................................................. 50,000 49,578
4.16%, 11/20/25(a) .................................................. 50,000 49,543
4.25%, 11/28/25(a) .................................................. 50,000 49,491
4.18%, 12/2/25(a) .................................................. 50,000 49,473
4.22%, 12/11/25(a) .................................................. 50,000 49,420
4.21%, 1/15/26(a) .................................................. 50,000 49,220
Total U.S. Treasury Obligations (Cost $645,636)
a
a
a
645,636
Repurchase Agreements (29.6%)
Bank of America Securities, Inc., 4.32%, purchased on 8/29/25, with a maturity date of 9/2/25, with a repurchase value of $200,096 (collateralized by U.S. Treasury Obligations, 0.00%, due
5/15/31 - 2/15/39, with an aggregate value of $204,000) ........................... 200,000 200,000
Fixed Income Clearing Cor poration-State Street Bank & Trust Co., 4.31%, purchased on
8/29/25, with a maturity date of 9/2/25, with a repurchase value of $73,035 (collateralized by U.S. Treasury Bonds, 4.25%-4.63%, due 2/15/54 - 5/15/54, with an aggregate value of
$74,460) ............................................................. 73 ,000 73,000
Total Repurchase Agreements (Cost $273,000)
a
a
a
273,000
Total Investments (Cost $918,636) — 99.6% 918,636
Other assets in excess of liabilities —  0.4% 3,546
NET ASSETS - 100.00% $ 922,182
(a) Rate represents the effective yield at August 31, 2025.

Statement of Assets and Liabilities
August 31, 2025
3
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Treasury
Money Market
Trust
Assets:
Investments, at value (Cost $645,636) $ 645,636
Repurchase agreements, at value (Cost $273,000) 273,000
Cash 3,960
Receivables:
Interest 98
Capital shares issued 309
From Adviser 5
Prepaid expenses 29
Total Assets 923,037
Liabilities:
Payables:
Capital shares redeemed 543
Accrued expenses and other payables:
Investment advisory fees 101
Administration fees 81
Custodian fees 8
Transfer agent fees 90
Compliance fees 1
Trustees' fees 1
Other accrued expenses 30
Total Liabilities 855
Commitments and contingencies (Note 3 )
Net Assets:
Capital 922,186
Total accumulated earnings (4)
Net Assets $ 922,182
Shares (unlimited number of shares authorized with no par value): 922,186
Net asset value, offering and redemption price per share:(a) $ 1 .00
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2025
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Treasury
Money Market
Trust
Investment Income:
Interest $ 19,970
Total Income 19,970
Expenses:
Investment advisory fees 582
Administration fees 466
Sub-Administration fees 16
Custodian fees 14
Transfer agent fees 466
Trustees' fees 23
Compliance fees 4
Legal and audit fees 27
State registration and filing fees 22
Other expenses 42
Total Expenses 1,662
Less fees paid indirectly (11)
Expenses waived/reimbursed by Adviser (21)
Net Expenses 1,630
Net Investment Income 18,340
Realized Gains from Investments:
Net realized gains from investment securities —(a)
Net realized gains on investments —(a)
Change in net assets resulting from operations $ 18,340
(a) Rounds to less than $1 thousand.

5
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Treasury Money Market
Trust
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
From Investment Activities:
Operations:
Net Investment Income $ 18,340 $ 40,271
Net realized gains — (a) — (a)
Change in net assets resulting from operations 18,340 40,271
Change in net assets resulting from distributions to shareholders (18,345) (40,270)
Change in net assets resulting from capital transactions (279) 96,197
Change in net assets (284) 96,198
Net Assets:
Beginning of period 922,466 826,268
End of period $ 922,182 $ 922,466
Capital Transactions:
Proceeds from shares issued $ 426,100 $ 646,892
Distributions reinvested 18,201 40,410
Cost of shares redeemed (444,580) (591,105)
Change in net assets resulting from capital transactions $ (279) $ 96,197
Share Transactions:
Issued 426,100 646,892
Reinvested 18,201 40,410
Redeemed (444,580) (591,105)
Change in Shares (279) 96,197
(a) Rounds to less than $1 thousand.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
6
See notes to financial statements.
Victory Treasury Money Market Trust
Six Months
Ended
August
31, 2025
(Unaudited)
Year
Ended
February 28,
2025
Year
Ended
February 29,
2024
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income(b) 0.02 0.05 0.05 0.02 —(c) —(c) 0.01
Net realized and unrealized gains —(c) —(c) —(c) — — —(c) —
Total from Investment
Activities 0.02 0.05 0.05 0.02 —(c) —(c) 0.01
Distributions to Shareholders from:
Net investment income (0.02) (0.05) (0.05) (0.02) —(c) —(c) (0.01)
Total Distributions (0.02) (0.05) (0.05) (0.02) —(c) —(c) (0.01)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 2.00% 4.77% 4.98% 2.06% 0.04% 0.03% 1.23%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.35%(h) 0.35%(h) 0.35%(h) 0.35% 0.11% 0.12% 0.33%
Net Investment Income(f) 3.94% 4.66% 4.88% 2.82% 0.04% 0.03% 1.21%
Gross Expenses(f)(g) 0.36%(h) 0.37%(h) 0.37%(h) 0.37% 0.37% 0.38% 0.34%
Supplemental Data:
Net Assets at end of period
(000's) $922,182 $922,466 $826,268 $669,552 $519,981 $496,777 $543,913
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28 or February 29 during leap years.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

Notes to Financial Statements
August 31, 2025
Victory Portfolios III
7
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”):
The Fund is classified as diversified under the 1940 Act. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory
Capital Operating, LLC.
The Fund operates as a government money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a government money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
Government money market funds, such as the Fund, are not required to impose a liquidity fee upon the sale of fund shares as some other types of money market funds are.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Repurchase agreements are valued at cost which approximates market value.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value (the “Procedures”). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to
the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is
Fund (Legal Name) Fund (Short Name)
Victory Treasury Money Market Trust Treasury Money Market Trust

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
8
(Unaudited)
equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At August
31, 2025, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28 or February 29 for leap years.
For the six months ended August 31, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the six months ended August 31, 2025, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2025, the Funds had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
9
(Unaudited)
allocated to the Fund. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses.  VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Amounts incurred for the six months ended August 31, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2025, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust until at least June 30, 2026. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2025, the expense limit (excluding voluntary waivers) was:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. In addition, the Fund agreed to reimburse the Adviser for any extra waivers (i.e., voluntary fee waivers and/or expense reimbursements made in excess of waivers and reimbursements that are necessary to comply with any Operating Expense Limit in effect at the time of such extra waivers), provided that: (a) the Fund is not obligated to reimburse any such extra waivers more than three years after the date in which the extra waiver was made by the Adviser; and (b) such payments would not cause the Fund’s net yield to fall below the Fund’s minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2025.
As of August 31, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
In effect until June 30, 2026
Treasury Money Market Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Expires
2026
Expires
2027
Expires
2028
Expires
2029 Total
Treasury Money Market Trust ................................ $ 74 $ 105 $ 144 $ 21 $ 344

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
10
(Unaudited)
4. Risks:
The following describes the principal risks that you may assume as an investor in the Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks.
Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Interest Rate Risk — When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund’s yield will vary. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund’s ability to maintain a stable net asset value.
Large-Shareholder Risk — The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Management Risk — The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory Funds Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended
August 31, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the
Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-
month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of
June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2025.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended February 28, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
7. Segment Reporting:
The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment
Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

Notes to Financial Statements — continued
August 31, 2025
Victory Portfolios III
11
(Unaudited)
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23416-1025

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

         Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Victory Portfolios III

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      November 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date      November 5, 2025

By (Signature and Title)                     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer

Date      November 5, 2025